Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)  (79.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,940,754	$1,940,000	$1,940,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,940,000)		1,940,000
TOTAL INVESTMENT SECURITIES
(Cost $1,940,000) - 79.8%		1,940,000
Net other assets (liabilities) - 20.2%		491,834
NET ASSETS - 100.0%		$2,431,834

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	19	7/3/23	$(2,089,109)	$(36,344)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2023(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 40	Daily	5.00%	6/20/28	4.68%	$2,429,000	$(35,297)	$3,158	$(38,455)	$(6,754)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

U.S. Treasury Obligation  (65.7%)

	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 3/31/28	$19,655,000	$19,761,721
TOTAL U.S. TREASURY OBLIGATION
(Cost $19,846,795)		19,761,721

Repurchase Agreements(a)  (25.9%)

Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $7,787,026	7,784,000	7,784,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,784,000)		7,784,000
TOTAL INVESTMENT SECURITIES
(Cost $27,630,795) - 91.6%		27,545,721
Net other assets (liabilities) - 8.4%		2,515,627
NET ASSETS - 100.0%		$30,061,348

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	5	7/3/23	$549,766	$9,210

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2023(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 40	Daily	5.00%	6/20/28	4.64%	$26,985,000	$392,137	$141,444	$250,693	$74,309

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (78.9%)

	Shares	Value
Ameris Bancorp (Banks)	1,373	$45,996
Apollo Global Management, Inc. (Financial Services)	2,100	133,119
Associated Banc-Corp. (Banks)	5,159	91,985
Atlantic Union Bankshares Corp. (Banks)	1,003	28,706
Axos Financial, Inc.* (Banks)	1,225	49,821
Bank of America Corp. (Banks)	4,181	122,420
Bank of Hawaii Corp.(a) (Banks)	675	32,690
Bank OZK (Banks)	3,457	123,484
BankUnited, Inc. (Banks)	3,156	71,168
Banner Corp. (Banks)	651	32,498
BOK Financial Corp. (Banks)	725	60,806
Cadence Bank (Banks)	4,921	99,503
Cathay General Bancorp (Banks)	1,251	39,869
Citigroup, Inc. (Banks)	2,619	123,276
Citizens Financial Group, Inc. (Banks)	3,672	113,612
Columbia Banking System, Inc. (Banks)	5,292	113,037
Comerica, Inc. (Banks)	2,153	93,376
Commerce Bancshares, Inc. (Banks)	1,560	87,126
Community Bank System, Inc. (Banks)	845	42,216
Cullen/Frost Bankers, Inc. (Banks)	1,066	117,527
CVB Financial Corp. (Banks)	2,592	38,802
East West Bancorp, Inc. (Banks)	2,018	104,310
Eastern Bankshares, Inc. (Banks)	2,978	34,694
Equitable Holdings, Inc. (Financial Services)	4,643	120,672
Essent Group, Ltd. (Financial Services)	1,598	67,867
F.N.B. Corp. (Banks)	8,339	95,732
Fifth Third Bancorp (Banks)	4,168	109,202
First BanCorp (Banks)	5,056	59,408
First Citizens BancShares, Inc. - Class A (Banks)	206	207,478
First Financial Bancorp (Banks)	1,213	25,109
First Financial Bankshares, Inc. (Banks)	1,743	51,000
First Hawaiian, Inc. (Banks)	2,241	42,826
First Horizon Corp. (Banks)	6,298	110,537
First Interstate BancSystem, Inc. - Class A (Banks)	2,361	60,418
First Merchants Corp. (Banks)	684	19,959
First Republic Bank(a) (Banks)	1,548	5,433
Fulton Financial Corp. (Banks)	3,649	43,533
Glacier Bancorp, Inc. (Banks)	1,674	55,627
Hancock Whitney Corp. (Banks)	2,022	73,843
Hilltop Holdings, Inc. (Banks)	1,287	39,923
Home BancShares, Inc. (Banks)	2,866	62,393
Hope Bancorp, Inc. (Banks)	3,036	27,628
Huntington Bancshares, Inc. (Banks)	9,466	106,019
Independent Bank Corp. (Banks)	910	50,960
Independent Bank Group, Inc. (Banks)	565	20,555
International Bancshares Corp. (Banks)	913	38,958
Jackson Financial, Inc. - Class A (Financial Services)	3,163	113,900
JPMorgan Chase & Co. (Banks)	947	130,912
KeyCorp (Banks)	8,082	91,003
Lakeland Financial Corp. (Banks)	394	19,964
Live Oak Bancshares, Inc. (Banks)	1,095	25,798
M&T Bank Corp. (Banks)	961	120,894
MGIC Investment Corp. (Financial Services)	9,812	145,903
Mr. Cooper Group, Inc.* (Financial Services)	1,789	82,831
New York Community Bancorp, Inc. (Banks)	17,174	183,589
NMI Holdings, Inc.* - Class A (Financial Services)	1,207	28,244
Northern Trust Corp. (Capital Markets)	1,491	116,536
Old National Bancorp (Banks)	6,558	87,943
Pacific Premier Bancorp, Inc. (Banks)	1,798	39,988
PacWest Bancorp(a) (Banks)	9,823	99,703
PennyMac Financial Services, Inc. (Financial Services)	1,281	80,050
Pinnacle Financial Partners, Inc. (Banks)	2,114	114,642
Popular, Inc. (Banks)	2,072	124,340
Prosperity Bancshares, Inc. (Banks)	1,974	123,612
Radian Group, Inc. (Financial Services)	4,247	103,075
Regions Financial Corp. (Banks)	6,241	113,961
Renasant Corp. (Banks)	815	22,918
Sandy Spring Bancorp, Inc. (Banks)	983	22,098
Seacoast Banking Corp. of Florida (Banks)	2,843	63,086
ServisFirst Bancshares, Inc. (Banks)	763	38,532
Simmons First National Corp. - Class A (Banks)	2,056	34,356
SouthState Corp. (Banks)	1,514	104,436
Synovus Financial Corp. (Banks)	3,648	112,358
Texas Capital Bancshares, Inc.* (Banks)	1,454	73,064
The Bank of New York Mellon Corp. (Capital Markets)	2,676	113,971
The PNC Financial Services Group, Inc. (Banks)	923	120,221
Triumph Financial, Inc.* (Banks)	701	36,424
Truist Financial Corp. (Banks)	3,258	106,146
Trustmark Corp. (Banks)	1,448	34,593
U.S. Bancorp (Banks)	3,115	106,782
UMB Financial Corp. (Banks)	779	49,552
United Bankshares, Inc. (Banks)	2,035	67,420
United Community Banks, Inc. (Banks)	2,068	51,493
Valley National Bancorp (Banks)	11,911	111,725
Veritex Holdings, Inc. (Banks)	1,321	22,734
Voya Financial, Inc. (Financial Services)	1,836	140,417
Walker & Dunlop, Inc. (Financial Services)	608	40,924
Washington Federal, Inc. (Banks)	1,681	47,135
Webster Financial Corp. (Banks)	2,937	109,550
Wells Fargo & Co. (Banks)	3,061	121,675
WesBanco, Inc. (Banks)	615	16,371
Western Alliance Bancorp (Banks)	2,556	94,879
Wintrust Financial Corp. (Banks)	1,580	108,025
WSFS Financial Corp. (Banks)	972	34,185
Zions Bancorp (Banks)	3,137	87,397
TOTAL COMMON STOCKS
(Cost $6,009,637)		7,334,476

Repurchase Agreements(b)(c)  (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,076,807	$2,076,000	$2,076,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,076,000)		2,076,000

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Collateral for Securities Loaned(d)  (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	153,074	$153,074
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $153,074)		153,074
TOTAL INVESTMENT SECURITIES
(Cost $8,238,711) - 102.8%		9,563,550
Net other assets (liabilities) - (2.8)%		(260,325)
NET ASSETS - 100.0%		$9,303,225

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $137,765.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $1,119,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	5/23/23	5.43%	$3,680,739	$(18,759)
S&P Banks Select Industry Index	UBS AG	5/23/23	5.28%	2,843,802	(7,275)
				$6,524,541	$(26,034)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Banks	$6,046,966	65.0%
Capital Markets	230,508	2.5%
Financial Services	1,057,002	11.4%
Other **	1,968,749	21.1%
Total	$9,303,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (100.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $14,147,497	$14,142,000	$14,142,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,142,000)		14,142,000
TOTAL INVESTMENT SECURITIES
(Cost $14,142,000) - 100.5%		14,142,000
Net other assets (liabilities) - (0.5)%		(71,942)
NET ASSETS - 100.0%		$14,070,058

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $2,352,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	6/20/23	$(1,884,825)	$(72,626)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/30/23	(5.18)%	$(3,990,192)	$(34,948)
S&P 500	UBS AG	5/30/23	(4.98)%	(8,184,689)	(66,750)
				$(12,174,881)	$(101,698)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (76.1%)

	Shares	Value
2seventy bio, Inc.* (Biotechnology)	26,591	$252,880
4D Molecular Therapeutics, Inc.* (Biotechnology)	16,145	290,771
89bio, Inc.* (Biotechnology)	38,277	611,666
AbbVie, Inc. (Biotechnology)	5,443	822,546
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	39,813	849,211
ADMA Biologics, Inc.* (Biotechnology)	117,547	393,782
Agenus, Inc.* (Biotechnology)	261,352	394,642
Agios Pharmaceuticals, Inc.* (Biotechnology)	24,692	564,706
Akero Therapeutics, Inc.* (Biotechnology)	19,708	881,736
Alector, Inc.* (Biotechnology)	29,730	196,218
Alkermes PLC* (Biotechnology)	30,625	874,344
Allakos, Inc.* (Biotechnology)	45,262	192,364
Allogene Therapeutics, Inc.*(a) (Biotechnology)	81,110	440,427
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,462	888,830
Altimmune, Inc.* (Biotechnology)	61,901	312,600
Amgen, Inc. (Biotechnology)	3,576	857,310
Amicus Therapeutics, Inc.* (Biotechnology)	71,236	822,063
AnaptysBio, Inc.* (Biotechnology)	9,273	193,064
Anavex Life Sciences Corp.*(a) (Biotechnology)	55,739	453,715
Anika Therapeutics, Inc.* (Biotechnology)	3,472	89,092
Apellis Pharmaceuticals, Inc.* (Biotechnology)	13,098	1,092,766
Arcellx, Inc.* (Biotechnology)	16,949	723,383
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	19,144	509,613
Arcus Biosciences, Inc.* (Biotechnology)	49,241	878,952
Arcutis Biotherapeutics, Inc.* (Biotechnology)	36,503	505,202
Ardelyx, Inc.* (Biotechnology)	185,475	827,219
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	30,975	1,096,825
Atara Biotherapeutics, Inc.* (Biotechnology)	67,659	183,356
Avid Bioservices, Inc.* (Biotechnology)	21,180	382,299
Avidity Biosciences, Inc.* (Biotechnology)	36,972	458,453
Beam Therapeutics, Inc.*(a) (Biotechnology)	25,357	778,713
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	98,304	748,093
Biogen, Inc.* (Biotechnology)	3,176	966,234
Biohaven, Ltd.* (Biotechnology)	42,696	558,464
BioMarin Pharmaceutical, Inc.* (Biotechnology)	9,006	864,936
Bioxcel Therapeutics, Inc.* (Biotechnology)	17,855	368,170
Bluebird Bio, Inc.* (Biotechnology)	194,442	845,823
Blueprint Medicines Corp.* (Biotechnology)	19,403	990,523
Bridgebio Pharma, Inc.* (Biotechnology)	32,108	466,208
CareDx, Inc.* (Biotechnology)	48,791	394,719
Caribou Biosciences, Inc.* (Biotechnology)	28,009	120,439
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	55,665	886,187
Celldex Therapeutics, Inc.* (Biotechnology)	17,454	548,754
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	25,179	731,198
Chinook Therapeutics, Inc.* (Biotechnology)	21,711	434,437
Cogent Biosciences, Inc.* (Biotechnology)	29,012	312,169
Coherus Biosciences, Inc.* (Biotechnology)	47,987	346,946
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	15,410	301,111
CRISPR Therapeutics AG*(a) (Biotechnology)	18,855	922,764
CTI BioPharma Corp.*(a) (Biotechnology)	136,150	661,689
Cytokinetics, Inc.* (Biotechnology)	22,892	856,161
Day One Biopharmaceuticals, Inc.* (Biotechnology)	22,930	284,332
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	28,040	398,448
Denali Therapeutics, Inc.* (Biotechnology)	30,788	764,774
Dynavax Technologies Corp.* (Biotechnology)	64,819	674,766
Editas Medicine, Inc.* (Biotechnology)	81,991	669,047
Emergent BioSolutions, Inc.* (Biotechnology)	45,887	405,182
Enanta Pharmaceuticals, Inc.* (Biotechnology)	6,146	218,490
EQRx, Inc.* (Biotechnology)	132,058	221,857
Exact Sciences Corp.* (Biotechnology)	13,146	842,264
Exelixis, Inc.* (Biotechnology)	48,858	894,101
Fate Therapeutics, Inc.* (Biotechnology)	166,996	1,013,666
FibroGen, Inc.* (Biotechnology)	29,439	503,996
Geron Corp.* (Biotechnology)	220,985	543,623
Gilead Sciences, Inc. (Biotechnology)	10,249	842,570
Halozyme Therapeutics, Inc.* (Biotechnology)	19,576	628,977
Horizon Therapeutics PLC* (Biotechnology)	7,406	823,251
Ideaya Biosciences, Inc.* (Biotechnology)	15,291	279,214
ImmunoGen, Inc.* (Biotechnology)	163,886	883,346
Immunovant, Inc.* (Biotechnology)	39,298	634,270
Incyte Corp.* (Biotechnology)	11,319	842,247
Inhibrx, Inc.* (Biotechnology)	18,564	389,844
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	272,828	210,760
Insmed, Inc.* (Biotechnology)	45,325	883,838
Intellia Therapeutics, Inc.* (Biotechnology)	22,756	859,039
Intercept Pharmaceuticals, Inc.* (Biotechnology)	31,210	540,557
Ionis Pharmaceuticals, Inc.* (Biotechnology)	23,997	848,774
Iovance Biotherapeutics, Inc.* (Biotechnology)	131,230	740,137
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	74,529	775,847
iTeos Therapeutics, Inc.* (Biotechnology)	13,670	187,826
IVERIC bio, Inc.* (Biotechnology)	37,799	1,243,209
Karuna Therapeutics, Inc.* (Biotechnology)	4,551	903,100
Karyopharm Therapeutics, Inc.* (Biotechnology)	109,412	391,695
Keros Therapeutics, Inc.* (Biotechnology)	7,560	335,324
Kezar Life Sciences, Inc.* (Biotechnology)	29,856	72,550
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	15,490	166,518

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Krystal Biotech, Inc.* (Biotechnology)	7,360	$618,240
Kura Oncology, Inc.* (Biotechnology)	32,894	320,388
Kymera Therapeutics, Inc.* (Biotechnology)	25,047	789,982
Lyell Immunopharma, Inc.* (Biotechnology)	60,643	123,105
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	3,373	1,052,376
MannKind Corp.* (Biotechnology)	165,662	637,799
Mersana Therapeutics, Inc.* (Biotechnology)	58,196	254,898
MiMedx Group, Inc.* (Biotechnology)	20,555	78,726
MiNK Therapeutics, Inc.* (Biotechnology)	3,816	6,830
Mirati Therapeutics, Inc.* (Biotechnology)	20,779	920,717
Mirum Pharmaceuticals, Inc.* (Biotechnology)	10,315	276,958
Moderna, Inc.* (Biotechnology)	5,893	783,121
Morphic Holding, Inc.* (Biotechnology)	7,034	332,427
Myriad Genetics, Inc.* (Biotechnology)	20,340	433,039
Natera, Inc.* (Biotechnology)	15,055	763,590
Neurocrine Biosciences, Inc.* (Biotechnology)	8,506	859,446
Novavax, Inc.*(a) (Biotechnology)	124,990	958,673
Nurix Therapeutics, Inc.* (Biotechnology)	16,778	161,572
Nuvalent, Inc.* - Class A (Biotechnology)	8,209	290,517
Point Biopharma Global, Inc.* (Biotechnology)	20,447	158,260
Prometheus Biosciences, Inc.* (Biotechnology)	7,126	1,382,087
Protagonist Therapeutics, Inc.* (Biotechnology)	18,386	415,524
Prothena Corp. PLC* (Biotechnology)	16,985	893,751
PTC Therapeutics, Inc.* (Biotechnology)	18,425	1,015,955
RAPT Therapeutics, Inc.* (Biotechnology)	13,342	242,824
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	45,193	215,571
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,091	874,753
REGENXBIO, Inc.* (Biotechnology)	15,455	299,209
Relay Therapeutics, Inc.* (Biotechnology)	53,160	604,429
Replimune Group, Inc.* (Biotechnology)	25,965	434,394
REVOLUTION Medicines, Inc.* (Biotechnology)	39,255	922,100
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	30,565	616,496
Rocket Pharmaceuticals, Inc.* (Biotechnology)	35,875	642,880
Roivant Sciences, Ltd.* (Biotechnology)	89,360	764,028
Sage Therapeutics, Inc.* (Biotechnology)	19,860	970,161
Sana Biotechnology, Inc.*(a) (Biotechnology)	48,914	258,755
Sangamo Therapeutics, Inc.* (Biotechnology)	73,864	108,580
Sarepta Therapeutics, Inc.* (Biotechnology)	5,663	695,247
Seagen, Inc.* (Biotechnology)	4,722	944,400
Seres Therapeutics, Inc.* (Biotechnology)	28,665	139,742
SpringWorks Therapeutics, Inc.* (Biotechnology)	26,212	612,837
Sutro Biopharma, Inc.* (Biotechnology)	25,837	110,066
Syndax Pharmaceuticals, Inc.* (Biotechnology)	33,900	696,645
TG Therapeutics, Inc.* (Biotechnology)	57,879	1,437,135
Travere Therapeutics, Inc.* (Biotechnology)	39,107	843,538
Twist Bioscience Corp.* (Biotechnology)	51,644	644,517
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	21,025	918,162
uniQure N.V.* (Biotechnology)	25,841	501,574
United Therapeutics Corp.* (Biotechnology)	3,562	819,723
Vanda Pharmaceuticals, Inc.* (Biotechnology)	27,557	169,200
Vaxcyte, Inc.* (Biotechnology)	21,548	922,901
Veracyte, Inc.* (Biotechnology)	34,833	788,619
Vericel Corp.* (Biotechnology)	13,040	410,890
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,837	966,651
Verve Therapeutics, Inc.* (Biotechnology)	31,517	502,066
Viking Therapeutics, Inc.* (Biotechnology)	64,733	1,379,460
Vir Biotechnology, Inc.* (Biotechnology)	36,043	906,481
Viridian Therapeutics, Inc.* (Biotechnology)	21,194	594,068
Xencor, Inc.* (Biotechnology)	15,219	402,390
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	25,029	551,389
TOTAL COMMON STOCKS
(Cost $75,336,547)		87,501,074

Repurchase Agreements(b)(c)  (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $28,593,110	$28,582,000	$28,582,000
TOTAL REPURCHASE AGREEMENTS
(Cost $28,582,000)		28,582,000

Collateral for Securities Loaned(d)  (3.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	4,202,107	$4,202,107
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,202,107)		4,202,107
TOTAL INVESTMENT SECURITIES
(Cost $108,120,654) - 104.7%		120,285,181
Net other assets (liabilities) - (4.7)%		(5,365,504)
NET ASSETS - 100.0%		$114,919,677

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $4,047,784.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $18,235,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	5/23/23	5.43%	$36,703,791	$(472,579)
S&P Biotechnology Select Industry Index	UBS AG	5/23/23	5.43%	48,194,323	(687,329)
				$84,898,114	$(1,159,908)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Biotechnology	$87,501,074	76.1%
Other **	27,418,603	23.9%
Total	$114,919,677	100.0%

Bitcoin Strategy ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

U.S. Treasury Obligation  (59.9%)

	Principal Amount	Value
U.S. Treasury Bills, 4.77%+, 5/18/23^	$28,000,000	$27,942,682
TOTAL U.S. TREASURY OBLIGATION
(Cost $27,943,872)		27,942,682
TOTAL INVESTMENT SECURITIES
(Cost $27,943,872) - 59.9%		27,942,682
Reverse Repurchase Agreements including accrued interest- (60.0)%		(27,953,707)
Net other assets (liabilities) - 100.1%		46,624,458
NET ASSETS - 100.0%		$46,613,433

+	Reflects the effective yield or interest rate in effect at April 30, 2023.
^	$27,942,682 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	223	5/30/23	$32,864,625	$1,436,928
CME Bitcoin Futures Contracts	92	7/3/23	13,634,400	181,251
			$46,499,025	$1,618,179

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (72.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	427	$45,356
A.O. Smith Corp. (Building Products)	98	6,692
Abbott Laboratories (Health Care Equipment & Supplies)	1,353	149,467
AbbVie, Inc. (Biotechnology)	1,372	207,337
Accenture PLC - Class A (IT Services)	489	137,063
Activision Blizzard, Inc.* (Entertainment)	553	42,973
Adobe, Inc.* (Software)	355	134,034
Advance Auto Parts, Inc. (Specialty Retail)	46	5,774
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,251	111,802
Aflac, Inc. (Insurance)	434	30,315
Agilent Technologies, Inc. (Life Sciences Tools & Services)	230	31,149
Air Products & Chemicals, Inc. (Chemicals)	172	50,630
Akamai Technologies, Inc.* (IT Services)	122	10,000
Alaska Air Group, Inc.* (Passenger Airlines)	99	4,303
Albemarle Corp. (Chemicals)	91	16,877
Alexandria Real Estate Equities, Inc. (Office REITs)	122	15,150
Align Technology, Inc.* (Health Care Equipment & Supplies)	56	18,217
Allegion PLC (Building Products)	68	7,513
Alliant Energy Corp. (Electric Utilities)	195	10,752
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,620	495,912
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,028	435,910
Altria Group, Inc. (Tobacco)	1,385	65,801
Amazon.com, Inc.* (Broadline Retail)	6,916	729,292
Amcor PLC (Containers & Packaging)	1,152	12,637
Ameren Corp. (Multi-Utilities)	201	17,883
American Airlines Group, Inc.* (Passenger Airlines)	505	6,888
American Electric Power Co., Inc. (Electric Utilities)	399	36,876
American Express Co. (Consumer Finance)	462	74,539
American International Group, Inc. (Insurance)	576	30,551
American Tower Corp. (Specialized REITs)	361	73,786
American Water Works Co., Inc. (Water Utilities)	150	22,238
Ameriprise Financial, Inc. (Capital Markets)	82	25,020
AmerisourceBergen Corp. (Health Care Providers & Services)	126	21,023
AMETEK, Inc. (Electrical Equipment)	178	24,552
Amgen, Inc. (Biotechnology)	414	99,252
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	461	34,793
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	393	70,693
ANSYS, Inc.* (Software)	68	21,347
Aon PLC (Insurance)	159	51,704
APA Corp. (Oil, Gas & Consumable Fuels)	249	9,176
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,535	1,957,259
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	654	73,922
Aptiv PLC* (Automobile Components)	210	21,601
Arch Capital Group, Ltd.* (Insurance)	287	21,545
Archer-Daniels-Midland Co. (Food Products)	424	33,106
Arista Networks, Inc.* (Communications Equipment)	192	30,751
Arthur J. Gallagher & Co. (Insurance)	165	34,330
Assurant, Inc. (Insurance)	41	5,048
AT&T, Inc. (Diversified Telecommunication Services)	5,530	97,715
Atmos Energy Corp. (Gas Utilities)	111	12,670
Autodesk, Inc.* (Software)	167	32,530
Automatic Data Processing, Inc. (Professional Services)	321	70,621
AutoZone, Inc.* (Specialty Retail)	15	39,950
AvalonBay Communities, Inc. (Residential REITs)	109	19,660
Avery Dennison Corp. (Containers & Packaging)	63	10,992
Baker Hughes Co. (Energy Equipment & Services)	780	22,807
Ball Corp. (Containers & Packaging)	244	12,977
Bank of America Corp. (Banks)	5,415	158,551
Bath & Body Works, Inc. (Specialty Retail)	177	6,213
Baxter International, Inc. (Health Care Equipment & Supplies)	392	18,691
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	220	58,148
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,398	459,314
Best Buy Co., Inc. (Specialty Retail)	153	11,402
Biogen, Inc.* (Biotechnology)	112	34,074
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	17	7,663
Bio-Techne Corp. (Life Sciences Tools & Services)	122	9,745
BlackRock, Inc. - Class A (Capital Markets)	116	77,859
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	30	80,590
BorgWarner, Inc. (Automobile Components)	182	8,760
Boston Properties, Inc. (Office REITs)	111	5,923
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,111	57,905
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,649	110,104
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	324	202,985
Broadridge Financial Solutions, Inc. (Professional Services)	91	13,232
Brown & Brown, Inc. (Insurance)	182	11,719
Brown-Forman Corp. - Class B (Beverages)	142	9,243
Bunge, Ltd. (Food Products)	116	10,858
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	91	9,179
Cadence Design Systems, Inc.* (Software)	213	44,613
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	166	7,518
Camden Property Trust (Residential REITs)	85	9,354
Campbell Soup Co. (Food Products)	156	8,471
Capital One Financial Corp. (Consumer Finance)	296	28,801
Cardinal Health, Inc. (Health Care Providers & Services)	200	16,420
CarMax, Inc.* (Specialty Retail)	123	8,614
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	777	7,156
Carrier Global Corp. (Building Products)	647	27,058
Catalent, Inc.* (Pharmaceuticals)	140	7,017
Caterpillar, Inc. (Machinery)	404	88,395

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Cboe Global Markets, Inc. (Capital Markets)	82	$11,455
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	245	18,782
CDW Corp. (Electronic Equipment, Instruments & Components)	105	17,807
Celanese Corp. (Chemicals)	77	8,180
Centene Corp.* (Health Care Providers & Services)	427	29,433
CenterPoint Energy, Inc. (Multi-Utilities)	488	14,869
Ceridian HCM Holding, Inc.* (Professional Services)	119	7,554
CF Industries Holdings, Inc. (Chemicals)	152	10,880
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	39	7,415
Charter Communications, Inc.* - Class A (Media)	82	30,233
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,380	232,640
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	21	43,420
Chubb, Ltd. (Insurance)	322	64,902
Church & Dwight Co., Inc. (Household Products)	189	18,356
Cincinnati Financial Corp. (Insurance)	122	12,986
Cintas Corp. (Commercial Services & Supplies)	67	30,537
Cisco Systems, Inc. (Communications Equipment)	3,187	150,585
Citigroup, Inc. (Banks)	1,503	70,746
Citizens Financial Group, Inc. (Banks)	382	11,819
CME Group, Inc. (Capital Markets)	279	51,830
CMS Energy Corp. (Multi-Utilities)	226	14,071
Cognizant Technology Solutions Corp. - Class A (IT Services)	395	23,585
Colgate-Palmolive Co. (Household Products)	648	51,710
Comcast Corp. - Class A (Media)	3,263	134,991
Comerica, Inc. (Banks)	102	4,424
Conagra Brands, Inc. (Food Products)	370	14,045
ConocoPhillips (Oil, Gas & Consumable Fuels)	949	97,643
Consolidated Edison, Inc. (Multi-Utilities)	275	27,079
Constellation Brands, Inc. - Class A (Beverages)	126	28,913
Constellation Energy Corp. (Electric Utilities)	254	19,660
Copart, Inc.* (Commercial Services & Supplies)	333	26,324
Corning, Inc. (Electronic Equipment, Instruments & Components)	591	19,633
Corteva, Inc. (Chemicals)	553	33,799
CoStar Group, Inc.* (Professional Services)	316	24,316
Costco Wholesale Corp. (Consumer Staples Distribution)	344	173,107
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	612	15,667
Crown Castle, Inc. (Specialized REITs)	336	41,358
CSX Corp. (Ground Transportation)	1,631	49,974
Cummins, Inc. (Machinery)	110	25,854
CVS Health Corp. (Health Care Providers & Services)	996	73,017
D.R. Horton, Inc. (Household Durables)	242	26,576
Danaher Corp. (Life Sciences Tools & Services)	509	120,587
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	94	14,281
DaVita, Inc.* (Health Care Providers & Services)	43	3,885
Deere & Co. (Machinery)	210	79,384
Delta Air Lines, Inc.* (Passenger Airlines)	497	17,052
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	167	7,002
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	507	27,089
DexCom, Inc.* (Health Care Equipment & Supplies)	300	36,402
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	143	20,335
Digital Realty Trust, Inc. (Specialized REITs)	223	22,110
Discover Financial Services (Consumer Finance)	207	21,418
DISH Network Corp.* - Class A (Media)	195	1,464
Dollar General Corp. (Consumer Staples Distribution)	173	38,313
Dollar Tree, Inc.* (Consumer Staples Distribution)	161	24,747
Dominion Energy, Inc. (Multi-Utilities)	646	36,912
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	27	8,572
Dover Corp. (Machinery)	108	15,785
Dow, Inc. (Chemicals)	547	29,757
DTE Energy Co. (Multi-Utilities)	150	16,862
Duke Energy Corp. (Electric Utilities)	597	59,031
DuPont de Nemours, Inc. (Chemicals)	355	24,751
DXC Technology Co.* (IT Services)	177	4,221
Eastman Chemical Co. (Chemicals)	92	7,753
Eaton Corp. PLC (Electrical Equipment)	309	51,640
eBay, Inc. (Broadline Retail)	421	19,547
Ecolab, Inc. (Chemicals)	192	32,225
Edison International (Electric Utilities)	296	21,786
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	480	42,230
Electronic Arts, Inc. (Entertainment)	202	25,711
Elevance Health, Inc. (Health Care Providers & Services)	185	86,700
Eli Lilly & Co. (Pharmaceuticals)	612	242,266
Emerson Electric Co. (Electrical Equipment)	443	36,884
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	105	17,241
Entergy Corp. (Electric Utilities)	158	16,998
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	456	54,478
EPAM Systems, Inc.* (IT Services)	45	12,710
EQT Corp. (Oil, Gas & Consumable Fuels)	285	9,929
Equifax, Inc. (Professional Services)	95	19,796
Equinix, Inc. (Specialized REITs)	72	52,134
Equity Residential (Residential REITs)	264	16,698
Essex Property Trust, Inc. (Residential REITs)	50	10,987
Etsy, Inc.* (Broadline Retail)	98	9,901
Everest Re Group, Ltd. (Insurance)	30	11,340
Evergy, Inc. (Electric Utilities)	178	11,056
Eversource Energy (Electric Utilities)	270	20,955
Exelon Corp. (Electric Utilities)	771	32,721

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	115		$10,805
Expeditors International of Washington, Inc. (Air Freight & Logistics)	123		14,002
Extra Space Storage, Inc. (Specialized REITs)	104		15,812
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,195		378,097
F5, Inc.* (Communications Equipment)	47		6,315
FactSet Research Systems, Inc. (Capital Markets)	30		12,351
Fair Isaac Corp.* (Software)	20		14,559
Fastenal Co. (Trading Companies & Distributors)	443		23,851
Federal Realty Investment Trust (Retail REITs)	57		5,637
FedEx Corp. (Air Freight & Logistics)	180		41,000
Fidelity National Information Services, Inc. (Financial Services)	460		27,011
Fifth Third Bancorp (Banks)	530		13,886
First Horizon Corp. (Banks)	–	†	7
First Republic Bank(a) (Banks)	144		505
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	77		14,059
FirstEnergy Corp. (Electric Utilities)	421		16,756
Fiserv, Inc.* (Financial Services)	493		60,205
FleetCor Technologies, Inc.* (Financial Services)	57		12,193
FMC Corp. (Chemicals)	98		12,111
Ford Motor Co. (Automobile Components)	3,036		36,068
Fortinet, Inc.* (Software)	503		31,714
Fortive Corp. (Machinery)	274		17,287
Fox Corp. - Class A (Media)	230		7,650
Fox Corp. - Class B (Media)	107		3,268
Franklin Resources, Inc. (Capital Markets)	221		5,940
Freeport-McMoRan, Inc. (Metals & Mining)	1,109		42,042
Garmin, Ltd. (Household Durables)	119		11,682
Gartner, Inc.* (IT Services)	61		18,450
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	282		22,938
Gen Digital, Inc. (Software)	441		7,792
Generac Holdings, Inc.* (Electrical Equipment)	49		5,009
General Dynamics Corp. (Aerospace & Defense)	174		37,991
General Electric Co. (Industrial Conglomerates)	845		83,630
General Mills, Inc. (Food Products)	457		40,504
General Motors Co. (Automobile Components)	1,081		35,716
Genuine Parts Co. (Distributors)	109		18,345
Gilead Sciences, Inc. (Biotechnology)	967		79,497
Global Payments, Inc. (Financial Services)	204		22,993
Globe Life, Inc. (Insurance)	70		7,596
Halliburton Co. (Energy Equipment & Services)	701		22,958
Hartford Financial Services Group, Inc. (Insurance)	244		17,322
Hasbro, Inc. (Leisure Products)	101		5,981
HCA Healthcare, Inc. (Health Care Providers & Services)	164		47,122
Healthpeak Properties, Inc. (Health Care REITs)	424		9,315
Henry Schein, Inc.* (Health Care Providers & Services)	105		8,485
Hess Corp. (Oil, Gas & Consumable Fuels)	215		31,188
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	994		14,234
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	207		29,812
Hologic, Inc.* (Health Care Equipment & Supplies)	191		16,428
Honeywell International, Inc. (Industrial Conglomerates)	518		103,517
Hormel Foods Corp. (Food Products)	225		9,099
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	555		8,974
Howmet Aerospace, Inc. (Aerospace & Defense)	286		12,667
HP, Inc. (Technology Hardware, Storage & Peripherals)	671		19,935
Humana, Inc. (Health Care Providers & Services)	97		51,458
Huntington Bancshares, Inc. (Banks)	1,120		12,544
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	31		6,251
IDEX Corp. (Machinery)	59		12,173
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	64		31,498
Illinois Tool Works, Inc. (Machinery)	215		52,017
Illumina, Inc.* (Life Sciences Tools & Services)	122		25,078
Incyte Corp.* (Biotechnology)	144		10,715
Ingersoll Rand, Inc. (Machinery)	314		17,904
Insulet Corp.* (Health Care Equipment & Supplies)	54		17,174
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,209		99,672
Intercontinental Exchange, Inc. (Capital Markets)	434		47,276
International Business Machines Corp. (IT Services)	701		88,613
International Flavors & Fragrances, Inc. (Chemicals)	198		19,198
International Paper Co. (Containers & Packaging)	276		9,138
Intuit, Inc. (Software)	218		96,781
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	272		81,932
Invesco, Ltd. (Capital Markets)	353		6,047
Invitation Homes, Inc. (Residential REITs)	451		15,050
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	144		27,105
Iron Mountain, Inc. (Specialized REITs)	226		12,484
J.B. Hunt Transport Services, Inc. (Ground Transportation)	64		11,219
Jack Henry & Associates, Inc. (Financial Services)	57		9,310
Jacobs Solutions, Inc. (Professional Services)	98		11,315
Johnson & Johnson (Pharmaceuticals)	2,028		331,983
Johnson Controls International PLC (Building Products)	533		31,895
JPMorgan Chase & Co. (Banks)	2,274		314,357
Juniper Networks, Inc. (Communications Equipment)	251		7,568
Kellogg Co. (Food Products)	199		13,884

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Keurig Dr Pepper, Inc. (Beverages)	659	$21,549
KeyCorp (Banks)	724	8,152
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	138	19,960
Kimberly-Clark Corp. (Household Products)	262	37,961
Kimco Realty Corp. (Retail REITs)	480	9,211
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,535	26,325
KLA Corp. (Semiconductors & Semiconductor Equipment)	107	41,360
L3Harris Technologies, Inc. (Aerospace & Defense)	148	28,882
Laboratory Corp. of America Holdings (Health Care Providers & Services)	69	15,643
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	105	55,028
Lamb Weston Holding, Inc. (Food Products)	112	12,523
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	255	16,282
Leidos Holdings, Inc. (Professional Services)	106	9,886
Lennar Corp. - Class A (Household Durables)	197	22,224
Lincoln National Corp. (Insurance)	119	2,586
Linde PLC (Chemicals)	382	141,131
Live Nation Entertainment, Inc.* (Entertainment)	111	7,524
LKQ Corp. (Distributors)	197	11,373
Lockheed Martin Corp. (Aerospace & Defense)	176	81,743
Loews Corp. (Insurance)	151	8,693
Lowe's Cos., Inc. (Specialty Retail)	469	97,472
LyondellBasell Industries N.V. - Class A (Chemicals)	197	18,638
M&T Bank Corp. (Banks)	131	16,480
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	493	11,911
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	352	42,944
MarketAxess Holdings, Inc. (Capital Markets)	29	9,233
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	210	35,495
Marsh & McLennan Cos., Inc. (Insurance)	384	69,192
Martin Marietta Materials, Inc. (Construction Materials)	48	17,434
Masco Corp. (Building Products)	175	9,364
Mastercard, Inc. - Class A (Financial Services)	654	248,540
Match Group, Inc.* (Interactive Media & Services)	217	8,007
McCormick & Co., Inc. (Food Products)	195	17,131
McDonald's Corp. (Hotels, Restaurants & Leisure)	568	167,987
McKesson Corp. (Health Care Providers & Services)	106	38,609
Medtronic PLC (Health Care Equipment & Supplies)	1,032	93,861
Merck & Co., Inc. (Pharmaceuticals)	1,967	227,129
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,727	415,033
MetLife, Inc. (Insurance)	511	31,340
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	17	25,356
MGM Resorts International (Hotels, Restaurants & Leisure)	244	10,960
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	425	31,021
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	847	54,513
Microsoft Corp. (Software)	5,774	1,774,118
Mid-America Apartment Communities, Inc. (Residential REITs)	90	13,842
Moderna, Inc.* (Biotechnology)	256	34,020
Mohawk Industries, Inc.* (Household Durables)	41	4,342
Molina Healthcare, Inc.* (Health Care Providers & Services)	45	13,405
Molson Coors Beverage Co. - Class B (Beverages)	146	8,684
Mondelez International, Inc. - Class A (Food Products)	1,057	81,092
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	35	16,169
Monster Beverage Corp.* (Beverages)	590	33,040
Moody's Corp. (Capital Markets)	122	38,201
Morgan Stanley (Capital Markets)	1,014	91,230
Motorola Solutions, Inc. (Communications Equipment)	130	37,882
MSCI, Inc. (Capital Markets)	62	29,912
Nasdaq, Inc. (Capital Markets)	263	14,562
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	167	10,503
Netflix, Inc.* (Entertainment)	345	113,825
Newell Brands, Inc. (Household Durables)	292	3,548
Newmont Corp. (Metals & Mining)	616	29,198
News Corp. - Class A (Media)	296	5,213
News Corp. - Class B (Media)	91	1,615
NextEra Energy, Inc. (Electric Utilities)	1,542	118,162
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	966	122,412
NiSource, Inc. (Multi-Utilities)	315	8,965
Nordson Corp. (Machinery)	42	9,085
Norfolk Southern Corp. (Ground Transportation)	177	35,936
Northern Trust Corp. (Capital Markets)	162	12,662
Northrop Grumman Corp. (Aerospace & Defense)	112	51,662
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	327	4,365
NRG Energy, Inc. (Electric Utilities)	179	6,116
Nucor Corp. (Metals & Mining)	196	29,043
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,908	529,450
NVR, Inc.* (Household Durables)	2	11,680
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	201	32,912
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	564	34,703
Old Dominion Freight Line, Inc. (Ground Transportation)	70	22,427
Omnicom Group, Inc. (Media)	157	14,219
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	335	24,107

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	347	$22,697
Oracle Corp. (Software)	1,192	112,906
O'Reilly Automotive, Inc.* (Specialty Retail)	48	44,031
Organon & Co. (Pharmaceuticals)	197	4,852
Otis Worldwide Corp. (Machinery)	322	27,467
PACCAR, Inc. (Machinery)	405	30,249
Packaging Corp. of America (Containers & Packaging)	72	9,739
Paramount Global(a) - Class B (Media)	392	9,145
Parker-Hannifin Corp. (Machinery)	100	32,488
Paychex, Inc. (Professional Services)	249	27,355
Paycom Software, Inc.* (Professional Services)	37	10,744
PayPal Holdings, Inc.* (Financial Services)	878	66,728
Pentair PLC (Machinery)	128	7,434
PepsiCo, Inc. (Beverages)	1,068	203,871
PerkinElmer, Inc. (Life Sciences Tools & Services)	98	12,788
Pfizer, Inc. (Pharmaceuticals)	4,354	169,327
PG&E Corp.* (Electric Utilities)	1,249	21,370
Philip Morris International, Inc. (Tobacco)	1,203	120,264
Phillips 66 (Oil, Gas & Consumable Fuels)	362	35,838
Pinnacle West Capital Corp. (Electric Utilities)	88	6,904
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	184	40,029
Pool Corp. (Distributors)	30	10,540
PPG Industries, Inc. (Chemicals)	182	25,527
PPL Corp. (Electric Utilities)	571	16,399
Principal Financial Group, Inc. (Insurance)	177	13,220
Prologis, Inc. (Industrial REITs)	716	89,679
Prudential Financial, Inc. (Insurance)	285	24,795
PTC, Inc.* (Software)	83	10,441
Public Service Enterprise Group, Inc. (Multi-Utilities)	387	24,458
Public Storage (Specialized REITs)	123	36,264
PulteGroup, Inc. (Household Durables)	175	11,751
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	77	7,090
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	865	101,032
Quanta Services, Inc. (Construction & Engineering)	111	18,830
Quest Diagnostics, Inc. (Health Care Providers & Services)	86	11,938
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	32	3,673
Raymond James Financial, Inc. (Capital Markets)	150	13,580
Raytheon Technologies Corp. (Aerospace & Defense)	1,136	113,487
Realty Income Corp. (Retail REITs)	487	30,603
Regency Centers Corp. (Retail REITs)	119	7,310
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	83	66,549
Regions Financial Corp. (Banks)	725	13,239
Republic Services, Inc. (Commercial Services & Supplies)	159	22,995
ResMed, Inc. (Health Care Equipment & Supplies)	114	27,469
Robert Half International, Inc. (Professional Services)	84	6,132
Rockwell Automation, Inc. (Electrical Equipment)	89	25,223
Rollins, Inc. (Commercial Services & Supplies)	180	7,605
Roper Technologies, Inc. (Software)	82	37,292
Ross Stores, Inc. (Specialty Retail)	267	28,497
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	170	11,123
S&P Global, Inc. (Capital Markets)	255	92,457
Salesforce, Inc.* (Software)	776	153,935
SBA Communications Corp. (Specialized REITs)	84	21,915
Schlumberger, Ltd. (Energy Equipment & Services)	1,102	54,384
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	149	8,757
Sealed Air Corp. (Containers & Packaging)	112	5,375
Sempra Energy (Multi-Utilities)	244	37,939
ServiceNow, Inc.* (Software)	157	72,129
Simon Property Group, Inc. (Retail REITs)	254	28,783
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	123	13,026
Snap-on, Inc. (Machinery)	41	10,636
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	43	12,282
Southwest Airlines Co. (Passenger Airlines)	461	13,964
Stanley Black & Decker, Inc. (Machinery)	115	9,929
Starbucks Corp. (Hotels, Restaurants & Leisure)	891	101,833
State Street Corp. (Capital Markets)	271	19,582
Steel Dynamics, Inc. (Metals & Mining)	129	13,410
STERIS PLC (Health Care Equipment & Supplies)	77	14,518
Stryker Corp. (Health Care Equipment & Supplies)	262	78,508
Synchrony Financial (Consumer Finance)	339	10,004
Synopsys, Inc.* (Software)	118	43,816
Sysco Corp. (Consumer Staples Distribution)	394	30,236
T. Rowe Price Group, Inc. (Capital Markets)	174	19,545
Take-Two Interactive Software, Inc.* (Entertainment)	123	15,288
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	183	7,468
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	176	13,293
Target Corp. (Consumer Staples Distribution)	357	56,317
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	246	30,103
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	36	14,918
Teleflex, Inc. (Health Care Equipment & Supplies)	36	9,811
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	121	11,057
Tesla, Inc.* (Automobile Components)	2,087	342,914
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	703	117,541
Textron, Inc. (Aerospace & Defense)	162	10,844

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The AES Corp. (Independent Power and Renewable Electricity Producers)	518	$12,256
The Allstate Corp. (Insurance)	204	23,615
The Bank of New York Mellon Corp. (Capital Markets)	571	24,319
The Boeing Co.* (Aerospace & Defense)	436	90,157
The Charles Schwab Corp. (Capital Markets)	1,183	61,800
The Cigna Group (Health Care Providers & Services)	232	58,763
The Clorox Co. (Household Products)	96	15,900
The Coca-Cola Co. (Beverages)	3,019	193,669
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	38	14,495
The Estee Lauder Cos., Inc. (Personal Care Products)	180	44,410
The Goldman Sachs Group, Inc. (Capital Markets)	263	90,325
The Hershey Co. (Food Products)	114	31,129
The Home Depot, Inc. (Specialty Retail)	791	237,726
The Interpublic Group of Cos., Inc. (Media)	301	10,755
The JM Smucker Co. - Class A (Food Products)	83	12,816
The Kraft Heinz Co. (Food Products)	618	24,269
The Kroger Co. (Consumer Staples Distribution)	505	24,558
The Mosaic Co. (Chemicals)	264	11,312
The PNC Financial Services Group, Inc. (Banks)	311	40,508
The Procter & Gamble Co. (Household Products)	1,830	286,175
The Progressive Corp. (Insurance)	454	61,926
The Sherwin-Williams Co. (Chemicals)	183	43,470
The Southern Co. (Electric Utilities)	845	62,150
The TJX Cos., Inc. (Specialty Retail)	896	70,623
The Travelers Cos., Inc. (Insurance)	179	32,424
The Walt Disney Co.* (Entertainment)	1,417	145,242
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	945	28,596
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	304	168,689
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	460	66,194
Tractor Supply Co. (Specialty Retail)	86	20,502
Trane Technologies PLC (Building Products)	178	33,074
TransDigm Group, Inc. (Aerospace & Defense)	40	30,600
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	191	8,996
Truist Financial Corp. (Banks)	1,029	33,525
Tyler Technologies, Inc.* (Software)	32	12,129
Tyson Foods, Inc. - Class A (Food Products)	222	13,873
U.S. Bancorp (Banks)	1,080	37,022
UDR, Inc. (Residential REITs)	240	9,919
Ulta Beauty, Inc.* (Specialty Retail)	39	21,506
Union Pacific Corp. (Ground Transportation)	475	92,958
United Airlines Holdings, Inc.* (Passenger Airlines)	254	11,125
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	566	101,773
United Rentals, Inc. (Trading Companies & Distributors)	54	19,500
UnitedHealth Group, Inc. (Health Care Providers & Services)	725	356,766
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	50	7,518
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	299	34,286
Ventas, Inc. (Health Care REITs)	310	14,896
VeriSign, Inc.* (IT Services)	71	15,748
Verisk Analytics, Inc. (Professional Services)	121	23,487
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,258	126,508
Vertex Pharmaceuticals, Inc.* (Biotechnology)	199	67,805
VF Corp. (Textiles, Apparel & Luxury Goods)	256	6,019
Viatris, Inc. (Pharmaceuticals)	942	8,789
VICI Properties, Inc. (Specialized REITs)	779	26,439
Visa, Inc. - Class A (Financial Services)	1,261	293,473
Vulcan Materials Co. (Construction Materials)	103	18,037
W.R. Berkley Corp. (Insurance)	158	9,309
W.W. Grainger, Inc. (Trading Companies & Distributors)	35	24,345
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	555	19,564
Walmart, Inc. (Consumer Staples Distribution)	1,088	164,255
Warner Bros. Discovery, Inc.* (Entertainment)	1,714	23,328
Waste Management, Inc. (Commercial Services & Supplies)	288	47,821
Waters Corp.* (Life Sciences Tools & Services)	46	13,817
WEC Energy Group, Inc. (Multi-Utilities)	245	23,562
Wells Fargo & Co. (Banks)	2,956	117,501
Welltower, Inc. (Health Care REITs)	367	29,074
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	57	20,591
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	248	8,541
Westinghouse Air Brake Technologies Corp. (Machinery)	141	13,771
Westrock Co. (Containers & Packaging)	197	5,896
Weyerhaeuser Co. (Specialized REITs)	568	16,989
Whirlpool Corp. (Household Durables)	42	5,863
Willis Towers Watson PLC (Insurance)	83	19,223
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	80	9,142
Xcel Energy, Inc. (Electric Utilities)	425	29,712
Xylem, Inc. (Machinery)	140	14,538
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	217	30,506
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	40	11,521
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	163	22,566
Zions Bancorp (Banks)	116	3,232
Zoetis, Inc. (Pharmaceuticals)	362	63,632
TOTAL COMMON STOCKS
(Cost $8,478,749)		27,026,427

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(b)(c)  (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $9,942,863	$9,939,000	$9,939,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,939,000)		9,939,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	10,216	$10,216
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,216)		10,216
TOTAL INVESTMENT SECURITIES
(Cost $18,427,965) - 98.6%		36,975,643
Net other assets (liabilities) - 1.4%		533,517
NET ASSETS - 100.0%		$37,509,160

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $9,624.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $862,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
NM	Not meaningful, amount is less than 0.05%.

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	10	6/20/23	$2,094,250	$80,655

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/30/23	5.43%	$6,370,965	$49,932
S&P 500	UBS AG	5/30/23	5.33%	2,022,198	16,472
				$8,393,163	$66,404

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Bull ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$464,284	1.2%
Air Freight & Logistics	165,954	0.4%
Automobile Components	445,059	1.2%
Banks	856,498	2.3%
Beverages	498,969	1.3%
Biotechnology	599,249	1.6%
Broadline Retail	758,740	2.0%
Building Products	115,596	0.3%
Capital Markets	755,186	2.0%
Chemicals	486,239	1.3%
Commercial Services & Supplies	135,282	0.4%
Communications Equipment	233,101	0.6%
Construction & Engineering	18,830	NM
Construction Materials	35,471	0.1%
Consumer Finance	134,762	0.4%
Consumer Staples Distribution	531,097	1.4%
Containers & Packaging	66,754	0.2%
Distributors	40,258	0.1%
Diversified Telecommunication Services	224,223	0.6%
Electric Utilities	507,405	1.4%
Electrical Equipment	143,308	0.4%
Electronic Equipment, Instruments & Components	157,731	0.4%
Energy Equipment & Services	100,149	0.3%
Entertainment	373,891	1.0%
Financial Services	1,199,766	3.2%
Food Products	322,800	0.9%
Gas Utilities	12,670	NM
Ground Transportation	212,513	0.6%
Health Care Equipment & Supplies	819,260	2.2%
Health Care Providers & Services	840,185	2.2%
Health Care REITs	53,285	0.1%
Hotel & Resort REITs	8,974	NM
Hotels, Restaurants & Leisure	589,847	1.6%
Household Durables	97,666	0.3%
Household Products	410,102	1.1%
Independent Power and Renewable Electricity Producers	12,256	NM
Industrial Conglomerates	232,503	0.6%
Industrial REITs	89,679	0.2%
Insurance	595,681	1.6%
Interactive Media & Services	1,354,861	3.6%
IT Services	310,390	0.8%
Leisure Products	5,981	NM
Life Sciences Tools & Services	469,983	1.3%
Machinery	464,397	1.2%
Media	218,553	0.6%
Metals & Mining	113,693	0.3%
Multi-Utilities	222,601	0.6%
Office REITs	21,073	0.1%
Oil, Gas & Consumable Fuels	1,166,864	3.1%
Passenger Airlines	53,332	0.1%
Personal Care Products	44,410	0.1%
Pharmaceuticals	1,165,100	3.1%
Professional Services	224,437	0.6%
Real Estate Management & Development	18,782	NM
Residential REITs	95,510	0.3%
Retail REITs	81,544	0.2%
Semiconductors & Semiconductor Equipment	1,636,962	4.4%
Software	2,600,137	6.9%
Specialized REITs	319,291	0.9%
Specialty Retail	592,310	1.6%
Technology Hardware, Storage & Peripherals	2,019,229	5.4%
Textiles, Apparel & Luxury Goods	139,572	0.4%
Tobacco	186,065	0.5%
Trading Companies & Distributors	67,696	0.2%
Water Utilities	22,237	0.1%
Wireless Telecommunication Services	66,194	0.2%
Other **	10,482,733	27.9%
Total	$37,509,160	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (71.0%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	1,947	$151,301
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,568	490,329
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,982	430,932
AT&T, Inc. (Diversified Telecommunication Services)	8,242	145,636
Charter Communications, Inc.* - Class A (Media)	443	163,334
Comcast Corp. - Class A (Media)	4,301	177,932
DISH Network Corp.* - Class A (Media)	1,058	7,946
Electronic Arts, Inc. (Entertainment)	1,095	139,372
Fox Corp. - Class A (Media)	1,248	41,508
Fox Corp. - Class B (Media)	579	17,683
Live Nation Entertainment, Inc.* (Entertainment)	599	40,600
Match Group, Inc.* (Interactive Media & Services)	1,174	43,321
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,932	944,939
Netflix, Inc.* (Entertainment)	518	170,904
News Corp. - Class A (Media)	1,608	28,317
News Corp. - Class B (Media)	496	8,804
Omnicom Group, Inc. (Media)	851	77,075
Paramount Global(a) - Class B (Media)	2,122	49,506
Take-Two Interactive Software, Inc.* (Entertainment)	666	82,777
The Interpublic Group of Cos., Inc. (Media)	1,633	58,347
The Walt Disney Co.* (Entertainment)	1,623	166,358
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,089	156,707
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,140	160,756
Warner Bros. Discovery, Inc.* (Entertainment)	9,286	126,382
TOTAL COMMON STOCKS (Cost $3,080,806)		3,880,766

Repurchase Agreements(b)(c) (23.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,257,489	$1,257,000	$1,257,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,257,000)		1,257,000

Collateral for Securities Loaned(d)  (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	50,374	$50,374
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $50,374)		50,374
TOTAL INVESTMENT SECURITIES (Cost $4,388,180) - 94.9%		5,188,140
Net other assets (liabilities) - 5.1%		276,086
NET ASSETS - 100.0%		$5,464,226

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $49,483.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $397,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$1,703,018	$63,059
S&P Communication Services Select Sector Index	UBS AG	5/23/23	5.18%	2,591,169	69,624
				$4,294,187	$132,683

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$306,392	5.6%
Entertainment	877,694	16.1%
Interactive Media & Services	1,909,520	34.9%
Media	630,453	11.5%
Wireless Telecommunication Services	156,707	2.9%
Other **	1,583,460	29.0%
Total	$5,464,226	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Discretionary UltraSector ProFund (formerly Consumer Services UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (73.6%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	498	$62,514
Amazon.com, Inc.* (Broadline Retail)	58,616	6,181,058
Aptiv PLC* (Automobile Components)	2,282	234,727
AutoZone, Inc.* (Specialty Retail)	158	420,803
Bath & Body Works, Inc. (Specialty Retail)	1,924	67,532
Best Buy Co., Inc. (Specialty Retail)	1,657	123,480
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	327	878,423
BorgWarner, Inc. (Automobile Components)	1,972	94,912
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,806	81,794
CarMax, Inc.* (Specialty Retail)	1,330	93,140
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	8,442	77,751
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	233	481,755
D.R. Horton, Inc. (Household Durables)	2,631	288,937
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,025	155,728
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	298	94,606
eBay, Inc. (Broadline Retail)	4,572	212,278
Etsy, Inc.* (Broadline Retail)	1,058	106,890
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,244	116,886
Ford Motor Co. (Automobile Components)	32,993	391,957
Garmin, Ltd. (Household Durables)	1,291	126,737
General Motors Co. (Automobile Components)	11,751	388,253
Genuine Parts Co. (Distributors)	1,187	199,784
Hasbro, Inc. (Leisure Products)	1,092	64,668
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,244	323,181
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	2,768	176,737
Lennar Corp. - Class A (Household Durables)	2,136	240,962
LKQ Corp. (Distributors)	2,137	123,369
Lowe's Cos., Inc. (Specialty Retail)	5,095	1,058,894
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,267	383,919
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,211	1,245,404
MGM Resorts International (Hotels, Restaurants & Leisure)	2,650	119,038
Mohawk Industries, Inc.* (Household Durables)	444	47,020
Newell Brands, Inc. (Household Durables)	3,169	38,503
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	10,048	1,273,282
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	3,549	47,379
NVR, Inc.* (Household Durables)	26	151,840
O'Reilly Automotive, Inc.* (Specialty Retail)	526	482,505
Pool Corp. (Distributors)	329	115,584
PulteGroup, Inc. (Household Durables)	1,900	127,585
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	344	39,488
Ross Stores, Inc. (Specialty Retail)	2,901	309,624
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,848	120,915
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,684	1,106,784
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,988	81,130
Tesla, Inc.* (Automobile Components)	21,695	3,564,705
The Home Depot, Inc. (Specialty Retail)	8,222	2,471,039
The TJX Cos., Inc. (Specialty Retail)	9,734	767,234
Tractor Supply Co. (Specialty Retail)	930	221,712
Ulta Beauty, Inc.* (Specialty Retail)	428	236,012
VF Corp. (Textiles, Apparel & Luxury Goods)	2,782	65,405
Whirlpool Corp. (Household Durables)	458	63,932
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	868	99,195
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,359	331,628
TOTAL COMMON STOCKS (Cost $16,214,416)		26,378,618

Repurchase Agreements(a)(b)  (19.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $7,009,724	$7,007,000	$7,007,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,007,000)		7,007,000
TOTAL INVESTMENT SECURITIES
(Cost $23,221,416) - 93.2%		33,385,618
Net other assets (liabilities) - 6.8%		2,426,484
NET ASSETS - 100.0%		$35,812,102

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $3,402,000.

Consumer Discretionary UltraSector ProFund (formerly Consumer Services UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$7,954,489	$21,605
S&P Consumer Discretionary Select Sector Index	UBS AG	5/23/23	5.18%	19,418,093	17,350
				$27,372,582	$38,955

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Automobile Components	$4,674,554	13.1%
Broadline Retail	6,500,225	18.1%
Distributors	438,737	1.2%
Hotels, Restaurants & Leisure	5,841,123	16.3%
Household Durables	1,085,516	3.0%
Leisure Products	64,668	0.2%
Specialty Retail	6,314,489	17.6%
Textiles, Apparel & Luxury Goods	1,459,306	4.1%
Other **	9,433,484	26.4%
Total	$35,812,102	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Staples UltraSector ProFund (formerly Consumer Goods UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (70.9%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,333	$110,841
Archer-Daniels-Midland Co. (Food Products)	715	55,827
Brown-Forman Corp. - Class B (Beverages)	239	15,557
Bunge, Ltd. (Food Products)	196	18,346
Campbell Soup Co. (Food Products)	262	14,227
Church & Dwight Co., Inc. (Household Products)	318	30,884
Colgate-Palmolive Co. (Household Products)	1,091	87,062
Conagra Brands, Inc. (Food Products)	623	23,649
Constellation Brands, Inc. - Class A (Beverages)	212	48,648
Costco Wholesale Corp. (Consumer Staples Distribution)	513	258,152
Dollar General Corp. (Consumer Staples Distribution)	292	64,666
Dollar Tree, Inc.* (Consumer Staples Distribution)	272	41,809
General Mills, Inc. (Food Products)	770	68,245
Hormel Foods Corp. (Food Products)	378	15,286
Kellogg Co. (Food Products)	334	23,303
Keurig Dr Pepper, Inc. (Beverages)	1,110	36,297
Kimberly-Clark Corp. (Household Products)	441	63,896
Lamb Weston Holding, Inc. (Food Products)	188	21,020
McCormick & Co., Inc. (Food Products)	328	28,815
Molson Coors Beverage Co. - Class B (Beverages)	246	14,632
Mondelez International, Inc. - Class A (Food Products)	1,781	136,638
Monster Beverage Corp.* (Beverages)	996	55,776
PepsiCo, Inc. (Beverages)	1,593	304,087
Philip Morris International, Inc. (Tobacco)	1,250	124,962
Sysco Corp. (Consumer Staples Distribution)	663	50,879
Target Corp. (Consumer Staples Distribution)	601	94,808
The Clorox Co. (Household Products)	161	26,665
The Coca-Cola Co. (Beverages)	4,501	288,739
The Estee Lauder Cos., Inc. (Personal Care Products)	303	74,756
The Hershey Co. (Food Products)	192	52,428
The JM Smucker Co. - Class A (Food Products)	139	21,463
The Kraft Heinz Co. (Food Products)	1,040	40,841
The Kroger Co. (Consumer Staples Distribution)	851	41,384
The Procter & Gamble Co. (Household Products)	2,728	426,605
Tyson Foods, Inc. - Class A (Food Products)	373	23,309
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	935	32,959
Walmart, Inc. (Consumer Staples Distribution)	897	135,420
TOTAL COMMON STOCKS
(Cost $1,900,574)		2,972,881

Repurchase Agreements(a)(b)  (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $980,381	$980,000	$980,000
TOTAL REPURCHASE AGREEMENTS
(Cost $980,000)		980,000
TOTAL INVESTMENT SECURITIES
(Cost $2,880,574) - 94.2%		3,952,881
Net other assets (liabilities) - 5.8%		244,847
NET ASSETS - 100.0%		$4,197,728

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $509,000.

Consumer Staples UltraSector ProFund (formerly Consumer Goods UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$1,526,888	$10,315
S&P Consumer Staples Select Sector Index	UBS AG	5/23/23	5.18%	1,785,008	10,081
				$3,311,896	$20,396

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Staples UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Beverages	$763,736	18.2%
Consumer Staples Distribution	720,077	17.2%
Food Products	543,397	13.0%
Household Products	635,112	15.1%
Personal Care Products	74,756	1.8%
Tobacco	235,803	5.6%
Other **	1,224,847	29.1%
Total	$4,197,728	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Energy UltraSector ProFund (formerly Oil & Gas UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (77.9%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	7,155	$263,662
Baker Hughes Co. (Energy Equipment & Services)	22,389	654,654
Chevron Corp. (Oil, Gas & Consumable Fuels)	35,356	5,960,314
ConocoPhillips (Oil, Gas & Consumable Fuels)	12,525	1,288,697
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	17,551	449,306
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	14,548	777,300
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,090	581,598
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,675	1,394,812
EQT Corp. (Oil, Gas & Consumable Fuels)	8,169	284,608
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	61,890	7,324,063
Halliburton Co. (Energy Equipment & Services)	20,137	659,487
Hess Corp. (Oil, Gas & Consumable Fuels)	6,177	896,036
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	44,026	755,046
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	14,134	341,477
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,104	1,232,688
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,182	995,678
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,947	650,633
Phillips 66 (Oil, Gas & Consumable Fuels)	10,371	1,026,729
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,288	1,150,404
Schlumberger, Ltd. (Energy Equipment & Services)	25,590	1,262,867
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,038	380,520
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	27,107	820,258
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,591	985,130
TOTAL COMMON STOCKS
(Cost $13,109,439)		30,135,967

Repurchase Agreements(a)(b)  (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $8,342,241	$8,339,000	$8,339,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,339,000)		8,339,000
TOTAL INVESTMENT SECURITIES
(Cost $21,448,439) - 99.4%		38,474,967
Net other assets (liabilities) - 0.6%		228,796
NET ASSETS - 100.0%		$38,703,763

Energy UltraSector ProFund (formerly Oil & Gas UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $5,389,000.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$11,770,246	$(164,851)
S&P Energy Select Sector Index	UBS AG	5/23/23	5.13%	16,043,418	(252,800)
				$27,813,664	$(417,651)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$2,577,008	6.6%
Oil, Gas & Consumable Fuels	27,558,959	71.3%
Other **	8,567,796	22.1%
Total	$38,703,763	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (99.6%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	1,748	$113,568
ArcelorMittal SANYS - Class A (Metals & Mining)	2,208	62,862
Argenx SE*ADR (Biotechnology)	153	59,346
Ascendis Pharma A/S*ADR (Biotechnology)	429	30,013
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	245	156,031
AstraZeneca PLCADR (Pharmaceuticals)	1,718	125,792
Barclays PLCADR (Banks)	7,975	64,358
BioNTech SEADR (Biotechnology)	215	24,562
BP PLCADR (Oil, Gas & Consumable Fuels)	2,822	113,670
British American Tobacco PLCADR (Tobacco)	2,239	82,955
CRH PLCADR(a) (Construction Materials)	1,534	74,399
Diageo PLCADR(a) (Beverages)	521	96,646
Equinor ASAADR (Oil, Gas & Consumable Fuels)	2,791	80,213
GSK PLCADR (Pharmaceuticals)	1,595	57,468
HSBC Holdings PLCADR (Banks)	3,405	122,750
ING Groep N.V.ADR (Banks)	5,644	69,873
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	3,527	74,490
National Grid PLCADR (Multi-Utilities)	1,135	81,323
Nokia Corp.ADR (Communications Equipment)	12,822	53,724
NOVO Nordisk A/SADR (Pharmaceuticals)	1,135	189,647
RELX PLCADR (Professional Services)	2,607	86,318
Rio Tinto PLCADR (Metals & Mining)	1,441	92,210
Ryanair Holdings PLC*ADR (Passenger Airlines)	736	70,354
SanofiADR (Pharmaceuticals)	1,135	60,893
SAP SEADR (Software)	1,043	141,086
Shell PLCADR (Oil, Gas & Consumable Fuels)	2,515	155,880
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	9,601	52,709
Tenaris S.A.ADR (Energy Equipment & Services)	1,626	46,682
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	1,994	127,476
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,951	71,114
TOTAL COMMON STOCKS
(Cost $1,714,278)		2,638,412

Repurchase Agreements(b)  (5.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $154,060	$154,000	$154,000
TOTAL REPURCHASE AGREEMENTS
(Cost $154,000)		154,000

Collateral for Securities Loaned(c)  (6.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(d)	165,678	$165,678
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $165,678)		165,678
TOTAL INVESTMENT SECURITIES
(Cost $2,033,956) - 111.6%		2,958,090
Net other assets (liabilities) - (11.6)%		(306,542)
NET ASSETS - 100.0%		$2,651,548

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $159,065.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Europe 30 ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Banks	$256,981	9.7%
Beverages	210,213	7.9%
Biotechnology	113,920	4.3%
Communications Equipment	106,434	4.0%
Construction Materials	74,399	2.8%
Energy Equipment & Services	46,682	1.8%
Health Care Equipment & Supplies	74,490	2.8%
Metals & Mining	155,071	5.8%
Multi-Utilities	81,323	3.1%
Oil, Gas & Consumable Fuels	477,240	18.0%
Passenger Airlines	70,354	2.7%
Pharmaceuticals	433,800	16.4%
Professional Services	86,318	3.3%
Semiconductors & Semiconductor Equipment	156,031	5.9%
Software	141,087	5.3%
Tobacco	82,955	3.1%
Wireless Telecommunication Services	71,114	2.7%
Other **	13,136	0.4%
Total	$2,651,548	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2023:

	Value	% of Net Assets
Belgium	$113,568	4.3%
Denmark	219,660	8.3%
Finland	53,724	2.0%
France	188,369	7.1%
Germany	165,648	6.2%
Ireland	144,753	5.5%
Luxembourg	109,544	4.1%
Netherlands	515,620	19.5%
Norway	80,213	3.0%
Sweden	52,709	2.0%
United Kingdom	994,604	37.6%
Other **	13,136	0.4%
Total	$2,651,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,453,565	$1,453,000	$1,453,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,453,000)		1,453,000
TOTAL INVESTMENT SECURITIES
(Cost $1,453,000) - 99.0%		1,453,000
Net other assets (liabilities) - 1.0%		14,434
NET ASSETS - 100.0%		$1,467,434

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $108,000.

As of April 30, 2023, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	64,632	U.S. dollar	$80,679	5/12/23	$81,233	$554
Canadian dollar	99,971	U.S. dollar	74,425	5/12/23	73,814	(611)
Euro	334,440	U.S. dollar	368,140	5/12/23	368,758	618
Japanese yen	7,916,393	U.S. dollar	59,701	5/12/23	58,219	(1,482)
Swedish krona	175,559	U.S. dollar	17,057	5/12/23	17,134	77
Swiss franc	20,197	U.S. dollar	22,626	5/12/23	22,635	9
Total Long Contracts			$622,628		$621,793	$(835)

As of April 30, 2023, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$22,388	British pound	17,860	5/12/23	$22,447	$(59)
U.S. dollar	17,318	Canadian dollar	23,081	5/12/23	17,042	276
U.S. dollar	112,994	Euro	102,106	5/12/23	112,583	411
U.S. dollar	26,073	Japanese yen	3,449,600	5/12/23	25,369	704
U.S. dollar	8,603	Swedish krona	88,170	5/12/23	8,605	(2)
U.S. dollar	7,367	Swiss franc	6,529	5/12/23	7,317	50
Total Short Contracts	$194,743				$193,363	$1,380

Long:
British pound	92,408	U.S. dollar	$115,369	5/12/23	$116,144	$775
Canadian dollar	103,815	U.S. dollar	77,079	5/12/23	76,653	(426)
Euro	530,575	U.S. dollar	584,442	5/12/23	585,018	576
Japanese yen	22,089,693	U.S. dollar	166,352	5/12/23	162,453	(3,899)
Swedish krona	543,640	U.S. dollar	52,842	5/12/23	53,057	215
Swiss franc	33,299	U.S. dollar	37,314	5/12/23	37,318	4
Total Long Contracts			$1,033,398		$1,030,643	$(2,755)

Total unrealized appreciation						$4,269
Total unrealized (depreciation)						(6,479)
Total net unrealized appreciation/(depreciation)						$(2,210)

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (75.6%)

	Shares	Value
Aflac, Inc. (Insurance)	393	$27,451
American Express Co. (Consumer Finance)	417	67,279
American International Group, Inc. (Insurance)	522	27,687
Ameriprise Financial, Inc. (Capital Markets)	74	22,579
Aon PLC (Insurance)	144	46,826
Arch Capital Group, Ltd.* (Insurance)	259	19,443
Arthur J. Gallagher & Co. (Insurance)	149	31,001
Assurant, Inc. (Insurance)	37	4,556
Bank of America Corp. (Banks)	4,898	143,413
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,264	415,288
BlackRock, Inc. - Class A (Capital Markets)	105	70,476
Brown & Brown, Inc. (Insurance)	165	10,624
Capital One Financial Corp. (Consumer Finance)	268	26,076
Cboe Global Markets, Inc. (Capital Markets)	74	10,338
Chubb, Ltd. (Insurance)	291	58,654
Cincinnati Financial Corp. (Insurance)	111	11,815
Citigroup, Inc. (Banks)	1,359	63,968
Citizens Financial Group, Inc. (Banks)	346	10,705
CME Group, Inc. (Capital Markets)	252	46,814
Comerica, Inc. (Banks)	93	4,033
Discover Financial Services (Consumer Finance)	187	19,349
Everest Re Group, Ltd. (Insurance)	27	10,206
FactSet Research Systems, Inc. (Capital Markets)	26	10,704
Fidelity National Information Services, Inc. (Financial Services)	417	24,486
Fifth Third Bancorp (Banks)	481	12,602
First Horizon Corp. (Banks)	1	13
First Republic Bank(a) (Banks)	132	463
Fiserv, Inc.* (Financial Services)	446	54,466
FleetCor Technologies, Inc.* (Financial Services)	52	11,124
Franklin Resources, Inc. (Capital Markets)	201	5,403
Gaming & Leisure Properties, Inc. (Specialized REITs)	1	52
Global Payments, Inc. (Financial Services)	185	20,851
Globe Life, Inc. (Insurance)	64	6,945
Hartford Financial Services Group, Inc. (Insurance)	221	15,689
Huntington Bancshares, Inc. (Banks)	1,015	11,368
Intercontinental Exchange, Inc. (Capital Markets)	392	42,701
Invesco, Ltd. (Capital Markets)	321	5,499
Jack Henry & Associates, Inc. (Financial Services)	51	8,330
JPMorgan Chase & Co. (Banks)	2,057	284,361
KeyCorp (Banks)	657	7,398
Lincoln National Corp. (Insurance)	110	2,390
Loews Corp. (Insurance)	137	7,887
M&T Bank Corp. (Banks)	119	14,970
MarketAxess Holdings, Inc. (Capital Markets)	26	8,278
Marsh & McLennan Cos., Inc. (Insurance)	347	62,526
Mastercard, Inc. - Class A (Financial Services)	592	224,978
MetLife, Inc. (Insurance)	462	28,334
Moody's Corp. (Capital Markets)	111	34,756
Morgan Stanley (Capital Markets)	917	82,502
MSCI, Inc. (Capital Markets)	56	27,017
Nasdaq, Inc. (Capital Markets)	238	13,178
Northern Trust Corp. (Capital Markets)	146	11,411
PayPal Holdings, Inc.* (Financial Services)	794	60,344
Principal Financial Group, Inc. (Insurance)	159	11,876
Prudential Financial, Inc. (Insurance)	258	22,446
Raymond James Financial, Inc. (Capital Markets)	136	12,312
Regions Financial Corp. (Banks)	658	12,015
S&P Global, Inc. (Capital Markets)	231	83,756
State Street Corp. (Capital Markets)	245	17,704
Synchrony Financial (Consumer Finance)	308	9,089
T. Rowe Price Group, Inc. (Capital Markets)	158	17,748
The Allstate Corp. (Insurance)	185	21,416
The Bank of New York Mellon Corp. (Capital Markets)	516	21,976
The Charles Schwab Corp. (Capital Markets)	1,070	55,897
The Goldman Sachs Group, Inc. (Capital Markets)	237	81,395
The PNC Financial Services Group, Inc. (Banks)	281	36,600
The Progressive Corp. (Insurance)	410	55,924
The Travelers Cos., Inc. (Insurance)	162	29,345
Truist Financial Corp. (Banks)	932	30,365
U.S. Bancorp (Banks)	978	33,526
Visa, Inc. - Class A (Financial Services)	1,140	265,312
W.R. Berkley Corp. (Insurance)	144	8,484
Wells Fargo & Co. (Banks)	2,674	106,292
Willis Towers Watson PLC (Insurance)	75	17,370
Zions Bancorp (Banks)	106	2,953
TOTAL COMMON STOCKS
(Cost $987,364)		3,203,408

Repurchase Agreements(b)(c)  (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,003,390	$1,003,000	$1,003,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,003,000)		1,003,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	923	$923
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $923)		923
TOTAL INVESTMENT SECURITIES
(Cost $1,991,287) – 99.3%		4,207,331
Net other assets (liabilities) – 0.7%		26,675
NET ASSETS - 100.0%		$4,234,006

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $463.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $601,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
NM	Not meaningful, amount is less than 0.05%.

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$1,017,738	$(1,437)
S&P Financial Select Sector Index	UBS AG	5/23/23	5.48%	2,113,952	(820)
				$3,131,690	$(2,257)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Banks	$775,045	18.3%
Capital Markets	682,444	16.1%
Consumer Finance	121,793	2.9%
Financial Services	1,085,179	25.6%
Insurance	538,895	12.7%
Specialized REITs	52	NM
Other **	1,030,598	24.4%
Total	$4,234,006	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023(unaudited)

Common Stocks  (70.1%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,997	$441,548
AbbVie, Inc. (Biotechnology)	4,055	612,791
Agilent Technologies, Inc. (Life Sciences Tools & Services)	678	91,822
Align Technology, Inc.* (Health Care Equipment & Supplies)	167	54,325
AmerisourceBergen Corp. (Health Care Providers & Services)	371	61,901
Amgen, Inc. (Biotechnology)	1,224	293,442
Baxter International, Inc. (Health Care Equipment & Supplies)	1,157	55,166
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	651	172,066
Biogen, Inc.* (Biotechnology)	330	100,396
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	49	22,089
Bio-Techne Corp. (Life Sciences Tools & Services)	361	28,837
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,284	171,162
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,875	325,504
Cardinal Health, Inc. (Health Care Providers & Services)	591	48,521
Catalent, Inc.* (Pharmaceuticals)	413	20,700
Centene Corp.* (Health Care Providers & Services)	1,263	87,059
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	117	22,244
CVS Health Corp. (Health Care Providers & Services)	2,944	215,825
Danaher Corp. (Life Sciences Tools & Services)	1,503	356,075
DaVita, Inc.* (Health Care Providers & Services)	126	11,385
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	493	20,671
DexCom, Inc.* (Health Care Equipment & Supplies)	886	107,507
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,418	124,756
Elevance Health, Inc. (Health Care Providers & Services)	548	256,820
Eli Lilly & Co. (Pharmaceuticals)	1,808	715,714
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	832	67,675
Gilead Sciences, Inc. (Biotechnology)	2,858	234,956
HCA Healthcare, Inc. (Health Care Providers & Services)	486	139,642
Henry Schein, Inc.* (Health Care Providers & Services)	311	25,132
Hologic, Inc.* (Health Care Equipment & Supplies)	565	48,596
Humana, Inc. (Health Care Providers & Services)	287	152,251
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	190	93,510
Illumina, Inc.* (Life Sciences Tools & Services)	361	74,207
Incyte Corp.* (Biotechnology)	424	31,550
Insulet Corp.* (Health Care Equipment & Supplies)	159	50,568
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	803	241,880
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	426	80,186
Johnson & Johnson (Pharmaceuticals)	5,994	981,217
Laboratory Corp. of America Holdings (Health Care Providers & Services)	203	46,022
McKesson Corp. (Health Care Providers & Services)	314	114,371
Medtronic PLC (Health Care Equipment & Supplies)	3,050	277,398
Merck & Co., Inc. (Pharmaceuticals)	5,812	671,112
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	51	76,067
Moderna, Inc.* (Biotechnology)	757	100,598
Molina Healthcare, Inc.* (Health Care Providers & Services)	134	39,917
Organon & Co. (Pharmaceuticals)	583	14,359
PerkinElmer, Inc. (Life Sciences Tools & Services)	290	37,842
Pfizer, Inc. (Pharmaceuticals)	12,868	500,437
Quest Diagnostics, Inc. (Health Care Providers & Services)	254	35,258
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	246	197,240
ResMed, Inc. (Health Care Equipment & Supplies)	337	81,204
STERIS PLC (Health Care Equipment & Supplies)	228	42,989
Stryker Corp. (Health Care Equipment & Supplies)	773	231,629
Teleflex, Inc. (Health Care Equipment & Supplies)	108	29,432
The Cigna Group (Health Care Providers & Services)	685	173,504
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	113	43,104
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	899	498,854
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,142	1,054,058
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	147	22,101
Vertex Pharmaceuticals, Inc.* (Biotechnology)	589	200,690
Viatris, Inc. (Pharmaceuticals)	2,781	25,947
Waters Corp.* (Life Sciences Tools & Services)	136	40,849
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	170	61,411
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	481	66,590
Zoetis, Inc. (Pharmaceuticals)	1,069	187,909
TOTAL COMMON STOCKS
(Cost $2,919,144)		11,510,588

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023(unaudited)

Repurchase Agreements(a)(b)  (30.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $5,007,946	$5,006,000	$5,006,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,006,000)		5,006,000
TOTAL INVESTMENT SECURITIES
(Cost $7,925,144) - 100.6%		16,516,588
Net other assets (liabilities) - (0.6)%		(104,933)
NET ASSETS - 100.0%		$16,411,655

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $2,508,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$5,234,111	$(43,412)
S&P Health Care Select Sector Index	UBS AG	5/23/23	5.18%	7,773,619	(90,360)
				$13,007,730	$(133,772)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Biotechnology	$1,771,663	10.8%
Health Care Equipment & Supplies	2,421,776	14.7%
Health Care Providers & Services	2,483,767	15.1%
Life Sciences Tools & Services	1,390,483	8.5%
Pharmaceuticals	3,442,899	21.0%
Other **	4,901,067	29.9%
Total	$16,411,655	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (71.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,731	$183,867
A.O. Smith Corp. (Building Products)	399	27,248
Alaska Air Group, Inc.* (Passenger Airlines)	402	17,471
Allegion PLC (Building Products)	276	30,492
American Airlines Group, Inc.* (Passenger Airlines)	2,048	27,935
AMETEK, Inc. (Electrical Equipment)	721	99,448
Automatic Data Processing, Inc. (Professional Services)	1,303	286,659
Broadridge Financial Solutions, Inc. (Professional Services)	369	53,656
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	369	37,221
Carrier Global Corp. (Building Products)	2,624	109,736
Caterpillar, Inc. (Machinery)	1,636	357,958
Ceridian HCM Holding, Inc.* (Professional Services)	479	30,407
Cintas Corp. (Commercial Services & Supplies)	271	123,514
Copart, Inc.* (Commercial Services & Supplies)	1,347	106,480
CoStar Group, Inc.* (Professional Services)	1,279	98,419
CSX Corp. (Ground Transportation)	6,614	202,653
Cummins, Inc. (Machinery)	445	104,593
Deere & Co. (Machinery)	851	321,695
Delta Air Lines, Inc.* (Passenger Airlines)	2,018	69,237
Dover Corp. (Machinery)	440	64,310
Eaton Corp. PLC (Electrical Equipment)	1,250	208,900
Emerson Electric Co. (Electrical Equipment)	1,797	149,618
Equifax, Inc. (Professional Services)	386	80,435
Expeditors International of Washington, Inc. (Air Freight & Logistics)	501	57,034
Fastenal Co. (Trading Companies & Distributors)	1,794	96,589
FedEx Corp. (Air Freight & Logistics)	731	166,507
Fortive Corp. (Machinery)	1,110	70,030
Generac Holdings, Inc.* (Electrical Equipment)	198	20,240
General Dynamics Corp. (Aerospace & Defense)	707	154,366
General Electric Co. (Industrial Conglomerates)	3,426	339,071
Honeywell International, Inc. (Industrial Conglomerates)	2,100	419,664
Howmet Aerospace, Inc. (Aerospace & Defense)	1,157	51,244
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	124	25,006
IDEX Corp. (Machinery)	237	48,898
Illinois Tool Works, Inc. (Machinery)	873	211,214
Ingersoll Rand, Inc. (Machinery)	1,273	72,586
J.B. Hunt Transport Services, Inc. (Ground Transportation)	262	45,926
Jacobs Solutions, Inc. (Professional Services)	399	46,069
Johnson Controls International PLC (Building Products)	2,162	129,374
L3Harris Technologies, Inc. (Aerospace & Defense)	599	116,895
Leidos Holdings, Inc. (Professional Services)	430	40,102
Lockheed Martin Corp. (Aerospace & Defense)	714	331,617
Masco Corp. (Building Products)	709	37,939
Nordson Corp. (Machinery)	169	36,556
Norfolk Southern Corp. (Ground Transportation)	716	145,369
Northrop Grumman Corp. (Aerospace & Defense)	453	208,955
Old Dominion Freight Line, Inc. (Ground Transportation)	284	90,991
Otis Worldwide Corp. (Machinery)	1,303	111,146
PACCAR, Inc. (Machinery)	1,641	122,566
Parker-Hannifin Corp. (Machinery)	403	130,927
Paychex, Inc. (Professional Services)	1,010	110,959
Paycom Software, Inc.* (Professional Services)	152	44,136
Pentair PLC (Machinery)	518	30,085
Quanta Services, Inc. (Construction & Engineering)	450	76,338
Raytheon Technologies Corp. (Aerospace & Defense)	4,606	460,139
Republic Services, Inc. (Commercial Services & Supplies)	645	93,280
Robert Half International, Inc. (Professional Services)	338	24,674
Rockwell Automation, Inc. (Electrical Equipment)	362	102,594
Rollins, Inc. (Commercial Services & Supplies)	729	30,800
Snap-on, Inc. (Machinery)	166	43,062
Southwest Airlines Co. (Passenger Airlines)	1,868	56,582
Stanley Black & Decker, Inc. (Machinery)	465	40,148
Textron, Inc. (Aerospace & Defense)	656	43,913
The Boeing Co.* (Aerospace & Defense)	1,768	365,587
Trane Technologies PLC (Building Products)	721	133,969
TransDigm Group, Inc. (Aerospace & Defense)	164	125,460
Union Pacific Corp. (Ground Transportation)	1,924	376,527
United Airlines Holdings, Inc.* (Passenger Airlines)	1,027	44,983
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,294	412,484
United Rentals, Inc. (Trading Companies & Distributors)	217	78,361
Verisk Analytics, Inc. (Professional Services)	492	95,502
W.W. Grainger, Inc. (Trading Companies & Distributors)	141	98,075
Waste Management, Inc. (Commercial Services & Supplies)	1,169	194,113
WESCO International, Inc. (Trading Companies & Distributors)	1	144
Westinghouse Air Brake Technologies Corp. (Machinery)	572	55,867
Xylem, Inc. (Machinery)	567	58,877
TOTAL COMMON STOCKS
(Cost $8,137,667)		9,315,492

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (10.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,332,518	$1,332,000	$1,332,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,332,000)		1,332,000
TOTAL INVESTMENT SECURITIES
(Cost $9,469,667) - 82.0%		10,647,492
Net other assets (liabilities) - 18.0%		2,342,312
NET ASSETS - 100.0%		$12,989,804

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $509,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$1,496,302	$(17,745)
S&P Industrials Select Sector Index	UBS AG	5/23/23	5.18%	8,691,460	(21,498)
				$10,187,762	$(39,243)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,883,182	14.5%
Air Freight & Logistics	673,246	5.2%
Building Products	468,758	3.6%
Commercial Services & Supplies	548,187	4.2%
Construction & Engineering	76,338	0.6%
Electrical Equipment	580,800	4.5%
Ground Transportation	861,466	6.6%
Industrial Conglomerates	942,602	7.2%
Machinery	1,880,518	14.5%
Passenger Airlines	216,208	1.7%
Professional Services	911,018	7.0%
Trading Companies & Distributors	273,169	2.1%
Other **	3,674,312	28.3%
Total	$12,989,804	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (79.2%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	12,889	$1,542,427
Akamai Technologies, Inc.* (IT Services)	11,593	950,278
Alphabet, Inc.* - Class A (Interactive Media & Services)	29,834	3,202,382
Alphabet, Inc.* - Class C (Interactive Media & Services)	26,008	2,814,586
Amazon.com, Inc.* (Broadline Retail)	50,920	5,369,514
Arista Networks, Inc.* (Communications Equipment)	9,510	1,523,122
Atlassian Corp.* - Class A (Software)	6,949	1,026,089
Box, Inc.* - Class A (Software)	19,703	521,341
Ciena Corp.* (Communications Equipment)	13,970	643,179
Cisco Systems, Inc. (Communications Equipment)	57,524	2,718,008
Cloudflare, Inc.* - Class A (IT Services)	17,184	808,507
CommScope Holding Co., Inc.* (Communications Equipment)	51,801	255,379
Confluent, Inc.* - Class A (Software)	21,236	467,192
Datadog, Inc.* - Class A (Software)	14,477	975,460
DocuSign, Inc.* (Software)	13,865	685,486
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	16,702	1,021,995
Dropbox, Inc.* (Software)	30,610	622,607
eBay, Inc. (Broadline Retail)	26,645	1,237,127
Etsy, Inc.* (Broadline Retail)	8,313	839,862
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	9,211	865,466
Fastly, Inc.* - Class A (IT Services)	25,909	382,935
GoDaddy, Inc.* - Class A (IT Services)	11,377	861,011
Juniper Networks, Inc. (Communications Equipment)	25,851	779,408
Match Group, Inc.* (Interactive Media & Services)	21,712	801,173
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	19,876	4,776,600
Netflix, Inc.* (Entertainment)	7,726	2,549,039
Nutanix, Inc.* - Class A (Software)	24,709	592,522
Okta, Inc.* (IT Services)	10,561	723,745
Opendoor Technologies, Inc.*(a) (Real Estate Management & Development)	189,408	261,383
PayPal Holdings, Inc.* (Financial Services)	26,240	1,994,240
Pinterest, Inc.* - Class A (Interactive Media & Services)	37,770	868,710
Salesforce, Inc.* (Software)	14,782	2,932,306
Smartsheet, Inc.* (Software)	14,240	581,989
Snap, Inc.* (Interactive Media & Services)	75,496	657,570
Snowflake, Inc.* - Class A (IT Services)	10,369	1,535,443
Teladoc Health, Inc.* (Health Care Technology)	21,570	572,252
Veeva Systems, Inc.* - Class A (Health Care Technology)	6,871	1,230,459
Workday, Inc.* - Class A (Software)	7,723	1,437,559
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	4,899	209,579
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	13,714	597,108
Zoom Video Communications, Inc.* - Class A (Software)	13,938	856,211
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	27,362	599,501
TOTAL COMMON STOCKS
(Cost $36,318,868)		53,890,750

Repurchase Agreements(b)(c)  (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $14,139,494	$14,134,000	$14,134,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,134,000)		14,134,000

Collateral for Securities Loaned(d)  (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	170,717	$170,717
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $170,717)		170,717
TOTAL INVESTMENT SECURITIES
(Cost $50,623,585) - 100.3%		68,195,467
Net other assets (liabilities) - (0.3)%		(195,209)
NET ASSETS - 100.0%		$68,000,258

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $157,059.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $8,571,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	5/23/23	5.43%	$15,575,937	$(7,779)
Dow Jones Composite Internet Index	UBS AG	5/23/23	5.18%	32,480,507	(59,715)
				$48,056,444	$(67,494)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Broadline Retail	$7,446,504	11.0%
Communications Equipment	5,919,096	8.7%
Entertainment	2,549,039	3.7%
Financial Services	1,994,240	2.9%
Health Care Technology	1,802,711	2.7%
Hotels, Restaurants & Leisure	3,429,887	5.0%
Interactive Media & Services	13,720,522	20.2%
IT Services	5,261,919	7.7%
Real Estate Management & Development	1,068,070	1.6%
Software	10,698,762	15.7%
Other **	14,109,508	20.8%
Total	$68,000,258	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (100.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	510	$56,340
AbbVie, Inc. (Biotechnology)	993	150,063
Accenture PLC - Class A (IT Services)	174	48,770
Activision Blizzard, Inc.* (Entertainment)	236	18,339
Adobe, Inc.* (Software)	121	45,685
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	487	43,523
Agilent Technologies, Inc. (Life Sciences Tools & Services)	98	13,272
Air Products & Chemicals, Inc. (Chemicals)	126	37,089
Albemarle Corp. (Chemicals)	66	12,240
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,353	359,911
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,921	316,111
Altria Group, Inc. (Tobacco)	523	24,848
Amazon.com, Inc.* (Broadline Retail)	2,308	243,379
American Express Co. (Consumer Finance)	164	26,460
American Tower Corp. (Specialized REITs)	139	28,409
Ameriprise Financial, Inc. (Capital Markets)	61	18,612
AMETEK, Inc. (Electrical Equipment)	65	8,965
Amgen, Inc. (Biotechnology)	301	72,162
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	335	25,282
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	136	24,464
Aon PLC (Insurance)	76	24,714
APA Corp. (Oil, Gas & Consumable Fuels)	182	6,707
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,369	1,420,051
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	474	53,576
Arch Capital Group, Ltd.* (Insurance)	209	15,690
Archer-Daniels-Midland Co. (Food Products)	150	11,712
Arista Networks, Inc.* (Communications Equipment)	139	22,262
Arthur J. Gallagher & Co. (Insurance)	76	15,813
Atmos Energy Corp. (Gas Utilities)	49	5,593
Autodesk, Inc.* (Software)	66	12,856
Automatic Data Processing, Inc. (Professional Services)	233	51,259
AutoZone, Inc.* (Specialty Retail)	10	26,633
Biogen, Inc.* (Biotechnology)	40	12,169
Bio-Techne Corp. (Life Sciences Tools & Services)	41	3,275
Boston Scientific Corp.* (Health Care Equipment & Supplies)	428	22,307
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,196	79,857
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	141	88,337
Broadridge Financial Solutions, Inc. (Professional Services)	31	4,508
Brown & Brown, Inc. (Insurance)	79	5,087
Brown-Forman Corp. - Class B (Beverages)	53	3,450
Bunge, Ltd. (Food Products)	33	3,089
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	36	3,631
Cadence Design Systems, Inc.* (Software)	153	32,046
Campbell Soup Co. (Food Products)	67	3,638
Caterpillar, Inc. (Machinery)	176	38,509
Cboe Global Markets, Inc. (Capital Markets)	41	5,728
CDW Corp. (Electronic Equipment, Instruments & Components)	47	7,971
CF Industries Holdings, Inc. (Chemicals)	109	7,802
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,002	168,918
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	16	33,082
Chubb, Ltd. (Insurance)	135	27,211
Cintas Corp. (Commercial Services & Supplies)	29	13,217
Colgate-Palmolive Co. (Household Products)	257	20,509
ConocoPhillips (Oil, Gas & Consumable Fuels)	688	70,788
Constellation Brands, Inc. - Class A (Beverages)	50	11,474
Copart, Inc.* (Commercial Services & Supplies)	239	18,893
Corteva, Inc. (Chemicals)	276	16,869
CoStar Group, Inc.* (Professional Services)	229	17,622
Costco Wholesale Corp. (Consumer Staples Distribution)	164	82,529
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	445	11,392
CSX Corp. (Ground Transportation)	569	17,434
Cummins, Inc. (Machinery)	42	9,872
D.R. Horton, Inc. (Household Durables)	88	9,664
Danaher Corp. (Life Sciences Tools & Services)	370	87,657
Deere & Co. (Machinery)	150	56,702
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	369	19,716
DexCom, Inc.* (Health Care Equipment & Supplies)	218	26,452
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	102	14,504
Discover Financial Services (Consumer Finance)	88	9,105
Dollar General Corp. (Consumer Staples Distribution)	126	27,904
Dollar Tree, Inc.* (Consumer Staples Distribution)	119	18,291
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	8	2,540
Electronic Arts, Inc. (Entertainment)	99	12,601
Elevance Health, Inc. (Health Care Providers & Services)	136	63,736
Eli Lilly & Co. (Pharmaceuticals)	444	175,763
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	78	12,808
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	330	39,425
EPAM Systems, Inc.* (IT Services)	22	6,214
EQT Corp. (Oil, Gas & Consumable Fuels)	207	7,212
Equifax, Inc. (Professional Services)	33	6,877
Etsy, Inc.* (Broadline Retail)	42	4,243

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Everest Re Group, Ltd. (Insurance)	11	$4,158
Expeditors International of Washington, Inc. (Air Freight & Logistics)	89	10,132
Extra Space Storage, Inc. (Specialized REITs)	38	5,778
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,318	274,313
FactSet Research Systems, Inc. (Capital Markets)	11	4,529
Fair Isaac Corp.* (Software)	14	10,191
Fastenal Co. (Trading Companies & Distributors)	159	8,561
First Horizon Corp. (Banks)	1	14
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	56	10,224
Fiserv, Inc.* (Financial Services)	245	29,919
FleetCor Technologies, Inc.* (Financial Services)	22	4,706
FMC Corp. (Chemicals)	70	8,651
Fortinet, Inc.* (Software)	365	23,013
Freeport-McMoRan, Inc. (Metals & Mining)	802	30,405
Gartner, Inc.* (IT Services)	45	13,611
Gen Digital, Inc. (Software)	171	3,022
General Dynamics Corp. (Aerospace & Defense)	68	14,847
General Mills, Inc. (Food Products)	225	19,942
Genuine Parts Co. (Distributors)	58	9,762
Gilead Sciences, Inc. (Biotechnology)	700	57,547
Globe Life, Inc. (Insurance)	38	4,124
HCA Healthcare, Inc. (Health Care Providers & Services)	65	18,676
Hess Corp. (Oil, Gas & Consumable Fuels)	154	22,339
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	72	10,369
Hologic, Inc.* (Health Care Equipment & Supplies)	136	11,697
Hormel Foods Corp. (Food Products)	119	4,812
Humana, Inc. (Health Care Providers & Services)	45	23,872
IDEX Corp. (Machinery)	26	5,364
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	23	11,320
Illinois Tool Works, Inc. (Machinery)	81	19,597
Incyte Corp.* (Biotechnology)	104	7,739
Insulet Corp.* (Health Care Equipment & Supplies)	41	13,040
Intuit, Inc. (Software)	83	36,848
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	96	28,917
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	49	9,223
Iron Mountain, Inc. (Specialized REITs)	103	5,690
J.B. Hunt Transport Services, Inc. (Ground Transportation)	46	8,063
Jack Henry & Associates, Inc. (Financial Services)	42	6,860
Johnson & Johnson (Pharmaceuticals)	909	148,803
Kellogg Co. (Food Products)	79	5,512
Keurig Dr Pepper, Inc. (Beverages)	240	7,848
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	54	7,811
Kimberly-Clark Corp. (Household Products)	92	13,330
KLA Corp. (Semiconductors & Semiconductor Equipment)	78	30,150
L3Harris Technologies, Inc. (Aerospace & Defense)	54	10,538
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	76	39,830
Lamb Weston Holding, Inc. (Food Products)	80	8,945
Leidos Holdings, Inc. (Professional Services)	50	4,663
Linde PLC (Chemicals)	169	62,438
Lockheed Martin Corp. (Aerospace & Defense)	88	40,872
Lowe's Cos., Inc. (Specialty Retail)	235	48,840
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	358	8,649
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	125	15,250
MarketAxess Holdings, Inc. (Capital Markets)	10	3,184
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	79	13,328
Marsh & McLennan Cos., Inc. (Insurance)	181	32,613
Masco Corp. (Building Products)	90	4,816
Mastercard, Inc. - Class A (Financial Services)	477	181,275
McCormick & Co., Inc. (Food Products)	69	6,062
McDonald's Corp. (Hotels, Restaurants & Leisure)	254	75,121
McKesson Corp. (Health Care Providers & Services)	37	13,477
Merck & Co., Inc. (Pharmaceuticals)	1,426	164,660
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	11,932
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	150	10,949
Microsoft Corp. (Software)	2,428	746,027
Moderna, Inc.* (Biotechnology)	189	25,116
Molina Healthcare, Inc.* (Health Care Providers & Services)	33	9,830
Mondelez International, Inc. - Class A (Food Products)	414	31,761
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	26	12,011
Monster Beverage Corp.* (Beverages)	431	24,136
Moody's Corp. (Capital Markets)	42	13,151
Motorola Solutions, Inc. (Communications Equipment)	53	15,444
MSCI, Inc. (Capital Markets)	26	12,544
Nasdaq, Inc. (Capital Markets)	122	6,755
Northrop Grumman Corp. (Aerospace & Defense)	59	27,215
NRG Energy, Inc. (Electric Utilities)	63	2,153
Nucor Corp. (Metals & Mining)	141	20,893
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,386	384,600
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	85	13,918

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	409	$25,166
Old Dominion Freight Line, Inc. (Ground Transportation)	50	16,020
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	241	17,342
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	252	16,483
Oracle Corp. (Software)	511	48,402
O'Reilly Automotive, Inc.* (Specialty Retail)	37	33,940
Paychex, Inc. (Professional Services)	104	11,425
Paycom Software, Inc.* (Professional Services)	27	7,840
PepsiCo, Inc. (Beverages)	776	148,130
Pfizer, Inc. (Pharmaceuticals)	3,160	122,892
PG&E Corp.* (Electric Utilities)	908	15,536
Philip Morris International, Inc. (Tobacco)	470	46,986
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	136	29,587
Pool Corp. (Distributors)	12	4,216
Principal Financial Group, Inc. (Insurance)	78	5,826
PTC, Inc.* (Software)	61	7,673
Public Storage (Specialized REITs)	55	16,216
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	626	73,117
Quanta Services, Inc. (Construction & Engineering)	81	13,741
Quest Diagnostics, Inc. (Health Care Providers & Services)	42	5,830
Raymond James Financial, Inc. (Capital Markets)	110	9,958
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	61	48,909
Republic Services, Inc. (Commercial Services & Supplies)	65	9,400
ResMed, Inc. (Health Care Equipment & Supplies)	45	10,843
Rollins, Inc. (Commercial Services & Supplies)	131	5,535
SBA Communications Corp. (Specialized REITs)	33	8,609
Schlumberger, Ltd. (Energy Equipment & Services)	424	20,924
Sempra Energy (Multi-Utilities)	109	16,948
ServiceNow, Inc.* (Software)	116	53,293
Snap-on, Inc. (Machinery)	16	4,151
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	31	8,855
Starbucks Corp. (Hotels, Restaurants & Leisure)	328	37,487
Steel Dynamics, Inc. (Metals & Mining)	93	9,667
Synopsys, Inc.* (Software)	85	31,562
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	125	9,441
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	44	4,021
Tesla, Inc.* (Automobile Components)	1,514	248,765
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	321	53,671
The AES Corp. (Independent Power and Renewable Electricity Producers)	224	5,300
The Charles Schwab Corp. (Capital Markets)	507	26,485
The Cigna Group (Health Care Providers & Services)	83	21,023
The Clorox Co. (Household Products)	31	5,134
The Coca-Cola Co. (Beverages)	1,422	91,221
The Hershey Co. (Food Products)	83	22,664
The Home Depot, Inc. (Specialty Retail)	304	91,365
The Mosaic Co. (Chemicals)	193	8,270
The Procter & Gamble Co. (Household Products)	727	113,688
The Progressive Corp. (Insurance)	329	44,875
The TJX Cos., Inc. (Specialty Retail)	414	32,631
The Travelers Cos., Inc. (Insurance)	70	12,680
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	686	20,758
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	220	122,078
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	228	32,809
Tractor Supply Co. (Specialty Retail)	62	14,781
TransDigm Group, Inc. (Aerospace & Defense)	12	9,180
Tyler Technologies, Inc.* (Software)	10	3,790
Ulta Beauty, Inc.* (Specialty Retail)	29	15,991
Union Pacific Corp. (Ground Transportation)	173	33,856
UnitedHealth Group, Inc. (Health Care Providers & Services)	524	257,856
VeriSign, Inc.* (IT Services)	26	5,767
Verisk Analytics, Inc. (Professional Services)	42	8,153
Vertex Pharmaceuticals, Inc.* (Biotechnology)	143	48,724
VICI Properties, Inc. (Specialized REITs)	322	10,929
Visa, Inc. - Class A (Financial Services)	913	212,483
Vulcan Materials Co. (Construction Materials)	44	7,705
W.R. Berkley Corp. (Insurance)	112	6,599
W.W. Grainger, Inc. (Trading Companies & Distributors)	26	18,084
Waste Management, Inc. (Commercial Services & Supplies)	125	20,757
Waters Corp.* (Life Sciences Tools & Services)	33	9,912
WEC Energy Group, Inc. (Multi-Utilities)	93	8,944
Weyerhaeuser Co. (Specialized REITs)	234	6,999
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	99	13,917
TOTAL COMMON STOCKS
(Cost $5,419,025)		10,415,558

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Value
TOTAL INVESTMENT SECURITIES
(Cost $5,419,025) - 100.8%	$10,415,558
Net other assets (liabilities) - (0.8)%	(84,883)
NET ASSETS - 100.0%	$10,330,675

*	Non-income producing security.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$102,652	1.0%
Air Freight & Logistics	13,763	0.1%
Automobile Components	248,765	2.4%
Banks	14	NM
Beverages	286,259	2.8%
Biotechnology	422,429	4.1%
Broadline Retail	247,622	2.4%
Building Products	4,816	NM
Capital Markets	100,946	1.0%
Chemicals	153,359	1.5%
Commercial Services & Supplies	67,802	0.7%
Communications Equipment	37,706	0.4%
Construction & Engineering	13,741	0.1%
Construction Materials	7,705	0.1%
Consumer Finance	35,565	0.3%
Consumer Staples Distribution	128,724	1.2%
Distributors	13,978	0.1%
Electric Utilities	17,689	0.2%
Electrical Equipment	8,965	0.1%
Electronic Equipment, Instruments & Components	41,064	0.4%
Energy Equipment & Services	20,924	0.2%
Entertainment	30,940	0.3%
Financial Services	435,243	4.2%
Food Products	118,137	1.1%
Gas Utilities	5,593	0.1%
Ground Transportation	75,373	0.7%
Health Care Equipment & Supplies	180,916	1.8%
Health Care Providers & Services	414,300	4.0%
Hotels, Restaurants & Leisure	185,844	1.8%
Household Durables	9,664	0.1%
Household Products	152,661	1.5%
Independent Power and Renewable Electricity Producers	5,300	0.1%
Insurance	199,390	1.9%
Interactive Media & Services	676,022	6.5%
IT Services	74,362	0.7%
Life Sciences Tools & Services	257,349	2.5%
Machinery	134,195	1.3%
Metals & Mining	60,965	0.6%
Multi-Utilities	25,892	0.2%
Oil, Gas & Consumable Fuels	760,647	7.4%
Pharmaceuticals	691,975	6.7%
Professional Services	112,347	1.1%
Semiconductors & Semiconductor Equipment	881,396	8.5%
Software	1,054,408	10.2%
Specialized REITs	82,630	0.8%
Specialty Retail	264,181	2.6%
Technology Hardware, Storage & Peripherals	1,420,052	13.7%
Tobacco	71,834	0.7%
Trading Companies & Distributors	26,645	0.3%
Wireless Telecommunication Services	32,809	0.3%
Other **	(84,883)	(0.8)%
Total	$10,330,675	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	321	$34,097
A.O. Smith Corp. (Building Products)	76	5,190
Abbott Laboratories (Health Care Equipment & Supplies)	486	53,688
Accenture PLC - Class A (IT Services)	183	51,293
Activision Blizzard, Inc.* (Entertainment)	172	13,366
Adobe, Inc.* (Software)	138	52,103
Advance Auto Parts, Inc. (Specialty Retail)	34	4,268
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	431	38,518
Aflac, Inc. (Insurance)	328	22,911
Agilent Technologies, Inc. (Life Sciences Tools & Services)	69	9,345
Akamai Technologies, Inc.* (IT Services)	93	7,623
Alaska Air Group, Inc.* (Passenger Airlines)	81	3,520
Alexandria Real Estate Equities, Inc. (Office REITs)	93	11,549
Align Technology, Inc.* (Health Care Equipment & Supplies)	42	13,663
Allegion PLC (Building Products)	49	5,414
Alliant Energy Corp. (Electric Utilities)	150	8,271
Altria Group, Inc. (Tobacco)	504	23,945
Amazon.com, Inc.* (Broadline Retail)	2,790	294,205
Amcor PLC (Containers & Packaging)	870	9,544
Ameren Corp. (Multi-Utilities)	150	13,346
American Airlines Group, Inc.* (Passenger Airlines)	383	5,224
American Electric Power Co., Inc. (Electric Utilities)	298	27,541
American Express Co. (Consumer Finance)	176	28,395
American International Group, Inc. (Insurance)	436	23,125
American Tower Corp. (Specialized REITs)	126	25,753
American Water Works Co., Inc. (Water Utilities)	110	16,308
AmerisourceBergen Corp. (Health Care Providers & Services)	94	15,684
AMETEK, Inc. (Electrical Equipment)	66	9,103
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	153	27,522
ANSYS, Inc.* (Software)	49	15,382
Aon PLC (Insurance)	38	12,357
Aptiv PLC* (Automobile Components)	156	16,046
Archer-Daniels-Midland Co. (Food Products)	163	12,727
Arthur J. Gallagher & Co. (Insurance)	43	8,947
Assurant, Inc. (Insurance)	32	3,940
AT&T, Inc. (Diversified Telecommunication Services)	4,138	73,118
Atmos Energy Corp. (Gas Utilities)	34	3,881
Autodesk, Inc.* (Software)	55	10,713
AvalonBay Communities, Inc. (Residential REITs)	79	14,249
Avery Dennison Corp. (Containers & Packaging)	45	7,852
Baker Hughes Co. (Energy Equipment & Services)	590	17,252
Ball Corp. (Containers & Packaging)	184	9,784
Bank of America Corp. (Banks)	4,055	118,731
Bath & Body Works, Inc. (Specialty Retail)	138	4,844
Baxter International, Inc. (Health Care Equipment & Supplies)	298	14,209
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	165	43,611
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,045	343,335
Best Buy Co., Inc. (Specialty Retail)	114	8,495
Biogen, Inc.* (Biotechnology)	43	13,082
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	12	5,409
Bio-Techne Corp. (Life Sciences Tools & Services)	46	3,674
BlackRock, Inc. - Class A (Capital Markets)	87	58,394
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	59,098
BorgWarner, Inc. (Automobile Components)	143	6,883
Boston Properties, Inc. (Office REITs)	87	4,642
Boston Scientific Corp.* (Health Care Equipment & Supplies)	394	20,535
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	97	60,771
Broadridge Financial Solutions, Inc. (Professional Services)	34	4,944
Brown & Brown, Inc. (Insurance)	59	3,799
Brown-Forman Corp. - Class B (Beverages)	49	3,189
Bunge, Ltd. (Food Products)	49	4,586
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	33	3,329
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	129	5,842
Camden Property Trust (Residential REITs)	64	7,043
Campbell Soup Co. (Food Products)	50	2,715
Capital One Financial Corp. (Consumer Finance)	223	21,698
Cardinal Health, Inc. (Health Care Providers & Services)	152	12,479
CarMax, Inc.* (Specialty Retail)	96	6,723
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	590	5,434
Carrier Global Corp. (Building Products)	488	20,408
Catalent, Inc.* (Pharmaceuticals)	108	5,413
Caterpillar, Inc. (Machinery)	119	26,037
Cboe Global Markets, Inc. (Capital Markets)	21	2,934
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	184	14,105
CDW Corp. (Electronic Equipment, Instruments & Components)	29	4,918
Celanese Corp. (Chemicals)	55	5,843
Centene Corp.* (Health Care Providers & Services)	323	22,264
CenterPoint Energy, Inc. (Multi-Utilities)	371	11,304
Ceridian HCM Holding, Inc.* (Professional Services)	93	5,904
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	29	5,513
Charter Communications, Inc.* - Class A (Media)	59	21,752
Chubb, Ltd. (Insurance)	104	20,962
Church & Dwight Co., Inc. (Household Products)	141	13,694

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Cincinnati Financial Corp. (Insurance)	93	$9,899
Cintas Corp. (Commercial Services & Supplies)	21	9,571
Cisco Systems, Inc. (Communications Equipment)	2,388	112,834
Citigroup, Inc. (Banks)	1,127	53,048
Citizens Financial Group, Inc. (Banks)	296	9,158
CME Group, Inc. (Capital Markets)	208	38,640
CMS Energy Corp. (Multi-Utilities)	177	11,020
Cognizant Technology Solutions Corp. - Class A (IT Services)	296	17,674
Colgate-Palmolive Co. (Household Products)	220	17,556
Comcast Corp. - Class A (Media)	2,445	101,149
Comerica, Inc. (Banks)	82	3,556
Conagra Brands, Inc. (Food Products)	286	10,857
Consolidated Edison, Inc. (Multi-Utilities)	207	20,383
Constellation Brands, Inc. - Class A (Beverages)	39	8,949
Constellation Energy Corp. (Electric Utilities)	190	14,706
Corning, Inc. (Electronic Equipment, Instruments & Components)	446	14,816
Corteva, Inc. (Chemicals)	130	7,946
Costco Wholesale Corp. (Consumer Staples Distribution)	87	43,780
Crown Castle, Inc. (Specialized REITs)	249	30,649
CSX Corp. (Ground Transportation)	641	19,640
Cummins, Inc. (Machinery)	38	8,932
CVS Health Corp. (Health Care Providers & Services)	747	54,763
D.R. Horton, Inc. (Household Durables)	93	10,213
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	71	10,787
DaVita, Inc.* (Health Care Providers & Services)	33	2,982
Delta Air Lines, Inc.* (Passenger Airlines)	380	13,039
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	131	5,493
Digital Realty Trust, Inc. (Specialized REITs)	165	16,360
Discover Financial Services (Consumer Finance)	64	6,622
DISH Network Corp.* - Class A (Media)	156	1,172
Dominion Energy, Inc. (Multi-Utilities)	485	27,712
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	11	3,492
Dover Corp. (Machinery)	79	11,547
Dow, Inc. (Chemicals)	412	22,413
DTE Energy Co. (Multi-Utilities)	112	12,590
Duke Energy Corp. (Electric Utilities)	444	43,903
DuPont de Nemours, Inc. (Chemicals)	268	18,685
DXC Technology Co.* (IT Services)	140	3,339
Eastman Chemical Co. (Chemicals)	70	5,899
Eaton Corp. PLC (Electrical Equipment)	231	38,605
eBay, Inc. (Broadline Retail)	319	14,811
Ecolab, Inc. (Chemicals)	142	23,833
Edison International (Electric Utilities)	224	16,486
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	359	31,585
Electronic Arts, Inc. (Entertainment)	45	5,728
Emerson Electric Co. (Electrical Equipment)	333	27,726
Entergy Corp. (Electric Utilities)	117	12,587
EPAM Systems, Inc.* (IT Services)	11	3,107
Equifax, Inc. (Professional Services)	34	7,085
Equinix, Inc. (Specialized REITs)	53	38,377
Equity Residential (Residential REITs)	200	12,650
Essex Property Trust, Inc. (Residential REITs)	34	7,471
Etsy, Inc.* (Broadline Retail)	32	3,233
Everest Re Group, Ltd. (Insurance)	9	3,402
Evergy, Inc. (Electric Utilities)	136	8,447
Eversource Energy (Electric Utilities)	204	15,832
Exelon Corp. (Electric Utilities)	583	24,743
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	87	8,175
Extra Space Storage, Inc. (Specialized REITs)	37	5,625
F5, Inc.* (Communications Equipment)	34	4,568
FactSet Research Systems, Inc. (Capital Markets)	7	2,882
Fastenal Co. (Trading Companies & Distributors)	177	9,530
Federal Realty Investment Trust (Retail REITs)	42	4,153
FedEx Corp. (Air Freight & Logistics)	134	30,523
Fidelity National Information Services, Inc. (Financial Services)	345	20,258
Fifth Third Bancorp (Banks)	403	10,559
First Horizon Corp. (Banks)	1	15
First Republic Bank(a) (Banks)	113	397
FirstEnergy Corp. (Electric Utilities)	322	12,816
Fiserv, Inc.* (Financial Services)	113	13,800
FleetCor Technologies, Inc.* (Financial Services)	21	4,492
Ford Motor Co. (Automobile Components)	2,276	27,038
Fortive Corp. (Machinery)	208	13,123
Fox Corp. - Class A (Media)	178	5,920
Fox Corp. - Class B (Media)	87	2,657
Franklin Resources, Inc. (Capital Markets)	173	4,650
Garmin, Ltd. (Household Durables)	92	9,032
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	211	17,163
Gen Digital, Inc. (Software)	160	2,827
Generac Holdings, Inc.* (Electrical Equipment)	34	3,475
General Dynamics Corp. (Aerospace & Defense)	59	12,882
General Electric Co. (Industrial Conglomerates)	631	62,450
General Mills, Inc. (Food Products)	108	9,572
General Motors Co. (Automobile Components)	816	26,961
Genuine Parts Co. (Distributors)	25	4,208
Global Payments, Inc. (Financial Services)	151	17,019
Globe Life, Inc. (Insurance)	15	1,628
Halliburton Co. (Energy Equipment & Services)	532	17,423

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Hartford Financial Services Group, Inc. (Insurance)	184	$13,062
Hasbro, Inc. (Leisure Products)	82	4,856
HCA Healthcare, Inc. (Health Care Providers & Services)	55	15,803
Healthpeak Properties, Inc. (Health Care REITs)	327	7,184
Henry Schein, Inc.* (Health Care Providers & Services)	77	6,222
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	755	10,812
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	79	11,378
Honeywell International, Inc. (Industrial Conglomerates)	389	77,737
Hormel Foods Corp. (Food Products)	51	2,062
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	420	6,791
Howmet Aerospace, Inc. (Aerospace & Defense)	219	9,700
HP, Inc. (Technology Hardware, Storage & Peripherals)	509	15,122
Humana, Inc. (Health Care Providers & Services)	26	13,793
Huntington Bancshares, Inc. (Banks)	846	9,475
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	25	5,042
IDEX Corp. (Machinery)	20	4,126
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	25	12,304
Illinois Tool Works, Inc. (Machinery)	76	18,387
Illumina, Inc.* (Life Sciences Tools & Services)	93	19,118
Ingersoll Rand, Inc. (Machinery)	240	13,685
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,405	74,699
Intercontinental Exchange, Inc. (Capital Markets)	324	35,293
International Business Machines Corp. (IT Services)	524	66,239
International Flavors & Fragrances, Inc. (Chemicals)	147	14,253
International Paper Co. (Containers & Packaging)	215	7,119
Intuit, Inc. (Software)	76	33,740
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	104	31,327
Invesco, Ltd. (Capital Markets)	270	4,625
Invitation Homes, Inc. (Residential REITs)	346	11,546
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	55	10,353
Iron Mountain, Inc. (Specialized REITs)	69	3,812
Jacobs Solutions, Inc. (Professional Services)	73	8,429
Johnson & Johnson (Pharmaceuticals)	576	94,291
Johnson Controls International PLC (Building Products)	400	23,936
JPMorgan Chase & Co. (Banks)	1,701	235,147
Juniper Networks, Inc. (Communications Equipment)	194	5,849
Kellogg Co. (Food Products)	68	4,744
Keurig Dr Pepper, Inc. (Beverages)	254	8,306
KeyCorp (Banks)	549	6,182
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	45	6,509
Kimberly-Clark Corp. (Household Products)	102	14,779
Kimco Realty Corp. (Retail REITs)	367	7,043
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,155	19,808
L3Harris Technologies, Inc. (Aerospace & Defense)	55	10,733
Laboratory Corp. of America Holdings (Health Care Providers & Services)	49	11,109
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	193	12,323
Leidos Holdings, Inc. (Professional Services)	26	2,425
Lennar Corp. - Class A (Household Durables)	147	16,584
Lincoln National Corp. (Insurance)	100	2,173
Linde PLC (Chemicals)	110	40,639
Live Nation Entertainment, Inc.* (Entertainment)	83	5,626
LKQ Corp. (Distributors)	152	8,775
Lockheed Martin Corp. (Aerospace & Defense)	37	17,185
Loews Corp. (Insurance)	117	6,736
Lowe's Cos., Inc. (Specialty Retail)	108	22,446
LyondellBasell Industries N.V. - Class A (Chemicals)	147	13,908
M&T Bank Corp. (Banks)	99	12,454
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	136	16,592
MarketAxess Holdings, Inc. (Capital Markets)	11	3,502
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	77	12,979
Marsh & McLennan Cos., Inc. (Insurance)	104	18,740
Martin Marietta Materials, Inc. (Construction Materials)	34	12,349
Masco Corp. (Building Products)	43	2,301
Match Group, Inc.* (Interactive Media & Services)	168	6,199
McCormick & Co., Inc. (Food Products)	72	6,325
McDonald's Corp. (Hotels, Restaurants & Leisure)	157	46,433
McKesson Corp. (Health Care Providers & Services)	42	15,298
Medtronic PLC (Health Care Equipment & Supplies)	771	70,121
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,290	310,014
MetLife, Inc. (Insurance)	387	23,734
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4	5,966
MGM Resorts International (Hotels, Restaurants & Leisure)	187	8,400
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	163	11,897

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	638	$41,062
Microsoft Corp. (Software)	1,813	557,063
Mid-America Apartment Communities, Inc. (Residential REITs)	66	10,151
Mohawk Industries, Inc.* (Household Durables)	32	3,389
Molson Coors Beverage Co. - Class B (Beverages)	112	6,662
Mondelez International, Inc. - Class A (Food Products)	367	28,157
Moody's Corp. (Capital Markets)	45	14,090
Morgan Stanley (Capital Markets)	759	68,287
Motorola Solutions, Inc. (Communications Equipment)	43	12,530
MSCI, Inc. (Capital Markets)	20	9,649
Nasdaq, Inc. (Capital Markets)	75	4,153
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	128	8,050
Netflix, Inc.* (Entertainment)	258	85,122
Newell Brands, Inc. (Household Durables)	229	2,782
Newmont Corp. (Metals & Mining)	467	22,136
News Corp. - Class A (Media)	229	4,033
News Corp. - Class B (Media)	74	1,314
NextEra Energy, Inc. (Electric Utilities)	1,154	88,430
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	724	91,745
NiSource, Inc. (Multi-Utilities)	243	6,916
Nordson Corp. (Machinery)	33	7,138
Norfolk Southern Corp. (Ground Transportation)	130	26,394
Northern Trust Corp. (Capital Markets)	120	9,379
Northrop Grumman Corp. (Aerospace & Defense)	25	11,532
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	253	3,378
NRG Energy, Inc. (Electric Utilities)	80	2,734
NVR, Inc.* (Household Durables)	1	5,840
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	59	9,661
Omnicom Group, Inc. (Media)	115	10,416
Oracle Corp. (Software)	368	34,857
Organon & Co. (Pharmaceuticals)	154	3,793
Otis Worldwide Corp. (Machinery)	242	20,643
PACCAR, Inc. (Machinery)	305	22,780
Packaging Corp. of America (Containers & Packaging)	53	7,169
Paramount Global(a) - Class B (Media)	301	7,022
Parker-Hannifin Corp. (Machinery)	75	24,366
Paychex, Inc. (Professional Services)	79	8,679
PayPal Holdings, Inc.* (Financial Services)	659	50,084
Pentair PLC (Machinery)	100	5,808
PerkinElmer, Inc. (Life Sciences Tools & Services)	73	9,526
Philip Morris International, Inc. (Tobacco)	411	41,088
Phillips 66 (Oil, Gas & Consumable Fuels)	269	26,631
Pinnacle West Capital Corp. (Electric Utilities)	68	5,335
Pool Corp. (Distributors)	7	2,459
PPG Industries, Inc. (Chemicals)	135	18,935
PPL Corp. (Electric Utilities)	435	12,493
Principal Financial Group, Inc. (Insurance)	49	3,660
Prologis, Inc. (Industrial REITs)	535	67,009
Prudential Financial, Inc. (Insurance)	215	18,705
Public Service Enterprise Group, Inc. (Multi-Utilities)	291	18,391
Public Storage (Specialized REITs)	34	10,024
PulteGroup, Inc. (Household Durables)	133	8,931
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	55	5,064
Quest Diagnostics, Inc. (Health Care Providers & Services)	22	3,054
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	25	2,870
Raytheon Technologies Corp. (Aerospace & Defense)	848	84,715
Realty Income Corp. (Retail REITs)	367	23,062
Regency Centers Corp. (Retail REITs)	93	5,713
Regions Financial Corp. (Banks)	550	10,043
Republic Services, Inc. (Commercial Services & Supplies)	53	7,665
ResMed, Inc. (Health Care Equipment & Supplies)	37	8,916
Robert Half International, Inc. (Professional Services)	61	4,453
Rockwell Automation, Inc. (Electrical Equipment)	66	18,705
Roper Technologies, Inc. (Software)	59	26,832
Ross Stores, Inc. (Specialty Retail)	199	21,239
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	129	8,440
S&P Global, Inc. (Capital Markets)	189	68,529
Salesforce, Inc.* (Software)	577	114,459
SBA Communications Corp. (Specialized REITs)	26	6,783
Schlumberger, Ltd. (Energy Equipment & Services)	393	19,394
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	113	6,641
Sealed Air Corp. (Containers & Packaging)	90	4,319
Sempra Energy (Multi-Utilities)	73	11,351
Simon Property Group, Inc. (Retail REITs)	187	21,191
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	93	9,849
Snap-on, Inc. (Machinery)	14	3,632
Southwest Airlines Co. (Passenger Airlines)	353	10,692
Stanley Black & Decker, Inc. (Machinery)	87	7,512
Starbucks Corp. (Hotels, Restaurants & Leisure)	326	37,259
State Street Corp. (Capital Markets)	204	14,741
STERIS PLC (Health Care Equipment & Supplies)	55	10,370
Stryker Corp. (Health Care Equipment & Supplies)	192	57,533
Synchrony Financial (Consumer Finance)	262	7,732
Sysco Corp. (Consumer Staples Distribution)	295	22,638
T. Rowe Price Group, Inc. (Capital Markets)	129	14,491

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Take-Two Interactive Software, Inc.* (Entertainment)	93	$11,559
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	144	5,877
Target Corp. (Consumer Staples Distribution)	266	41,962
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	179	21,905
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	26	10,774
Teleflex, Inc. (Health Care Equipment & Supplies)	26	7,086
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	43	3,929
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	189	31,601
Textron, Inc. (Aerospace & Defense)	123	8,234
The AES Corp. (Independent Power and Renewable Electricity Producers)	166	3,928
The Allstate Corp. (Insurance)	151	17,480
The Bank of New York Mellon Corp. (Capital Markets)	432	18,399
The Boeing Co.* (Aerospace & Defense)	326	67,410
The Charles Schwab Corp. (Capital Markets)	368	19,224
The Cigna Group (Health Care Providers & Services)	87	22,036
The Clorox Co. (Household Products)	38	6,294
The Coca-Cola Co. (Beverages)	792	50,807
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	29	11,062
The Estee Lauder Cos., Inc. (Personal Care Products)	134	33,060
The Goldman Sachs Group, Inc. (Capital Markets)	193	66,284
The Home Depot, Inc. (Specialty Retail)	280	84,151
The Interpublic Group of Cos., Inc. (Media)	235	8,397
The JM Smucker Co. - Class A (Food Products)	59	9,110
The Kraft Heinz Co. (Food Products)	464	18,222
The Kroger Co. (Consumer Staples Distribution)	383	18,625
The PNC Financial Services Group, Inc. (Banks)	232	30,218
The Procter & Gamble Co. (Household Products)	615	96,173
The Sherwin-Williams Co. (Chemicals)	135	32,068
The Southern Co. (Electric Utilities)	633	46,557
The TJX Cos., Inc. (Specialty Retail)	243	19,153
The Travelers Cos., Inc. (Insurance)	59	10,687
The Walt Disney Co.* (Entertainment)	1,058	108,444
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	109	15,685
Trane Technologies PLC (Building Products)	133	24,712
TransDigm Group, Inc. (Aerospace & Defense)	15	11,475
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	149	7,018
Truist Financial Corp. (Banks)	778	25,347
Tyler Technologies, Inc.* (Software)	12	4,548
Tyson Foods, Inc. - Class A (Food Products)	171	10,686
U.S. Bancorp (Banks)	816	27,972
UDR, Inc. (Residential REITs)	184	7,605
Union Pacific Corp. (Ground Transportation)	177	34,639
United Airlines Holdings, Inc.* (Passenger Airlines)	194	8,497
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	425	76,418
United Rentals, Inc. (Trading Companies & Distributors)	38	13,722
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	34	5,112
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	222	25,457
Ventas, Inc. (Health Care REITs)	236	11,340
VeriSign, Inc.* (IT Services)	26	5,767
Verisk Analytics, Inc. (Professional Services)	48	9,316
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,441	94,784
VF Corp. (Textiles, Apparel & Luxury Goods)	198	4,655
Viatris, Inc. (Pharmaceuticals)	712	6,643
VICI Properties, Inc. (Specialized REITs)	258	8,757
Vulcan Materials Co. (Construction Materials)	33	5,779
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	423	14,911
Walmart, Inc. (Consumer Staples Distribution)	811	122,436
Warner Bros. Discovery, Inc.* (Entertainment)	1,288	17,530
Waste Management, Inc. (Commercial Services & Supplies)	87	14,446
WEC Energy Group, Inc. (Multi-Utilities)	88	8,463
Wells Fargo & Co. (Banks)	2,217	88,126
Welltower, Inc. (Health Care REITs)	277	21,944
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	42	15,172
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	193	6,647
Westinghouse Air Brake Technologies Corp. (Machinery)	108	10,548
Westrock Co. (Containers & Packaging)	155	4,639
Weyerhaeuser Co. (Specialized REITs)	191	5,713
Whirlpool Corp. (Household Durables)	33	4,606
Willis Towers Watson PLC (Insurance)	59	13,664
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	58	6,628
Xcel Energy, Inc. (Electric Utilities)	323	22,581
Xylem, Inc. (Machinery)	106	11,007
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	55	7,732
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	32	9,217
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	119	16,474
Zions Bancorp (Banks)	95	2,647
Zoetis, Inc. (Pharmaceuticals)	269	47,285

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
TOTAL COMMON STOCKS (Cost $7,344,434)		$9,464,798

Collateral for Securities Loaned(b) (0.1%)
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(c)	5,808	5,808
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,808)		5,808
TOTAL INVESTMENT SECURITIES (Cost $7,350,242) - 100.0%		9,470,606
Net other assets (liabilities) – (NM)		(2,060)
NET ASSETS - 100.0%		$9,468,546

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $5,458.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Large-Cap Value ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$238,907	2.5%
Air Freight & Logistics	110,270	1.2%
Automobile Components	76,928	0.8%
Banks	643,074	6.8%
Beverages	77,913	0.8%
Biotechnology	13,082	0.1%
Broadline Retail	312,250	3.3%
Building Products	81,961	0.9%
Capital Markets	458,146	4.8%
Chemicals	204,422	2.2%
Commercial Services & Supplies	31,682	0.3%
Communications Equipment	135,781	1.4%
Construction Materials	18,128	0.2%
Consumer Finance	64,447	0.7%
Consumer Staples Distribution	264,353	2.8%
Containers & Packaging	50,426	0.5%
Distributors	15,442	0.2%
Diversified Telecommunication Services	167,902	1.8%
Electric Utilities	363,463	3.8%
Electrical Equipment	97,614	1.0%
Electronic Equipment, Instruments & Components	75,157	0.8%
Energy Equipment & Services	54,069	0.6%
Entertainment	247,375	2.6%
Financial Services	448,988	4.7%
Food Products	119,763	1.3%
Gas Utilities	3,881	NM
Ground Transportation	80,673	0.9%
Health Care Equipment & Supplies	425,140	4.5%
Health Care Providers & Services	200,599	2.1%
Health Care REITs	40,468	0.4%
Hotel & Resort REITs	6,791	0.1%
Hotels, Restaurants & Leisure	247,778	2.6%
Household Durables	61,377	0.7%
Household Products	148,496	1.6%
Independent Power and Renewable Electricity Producers	3,928	NM
Industrial Conglomerates	174,284	1.8%
Industrial REITs	67,009	0.7%
Insurance	239,611	2.5%
Interactive Media & Services	316,212	3.3%
IT Services	155,042	1.6%
Leisure Products	4,856	0.1%
Life Sciences Tools & Services	84,076	0.9%
Machinery	209,271	2.2%
Media	163,832	1.7%
Metals & Mining	22,136	0.2%
Multi-Utilities	141,477	1.5%
Office REITs	16,191	0.2%
Oil, Gas & Consumable Fuels	88,488	0.9%
Passenger Airlines	40,972	0.4%
Personal Care Products	33,060	0.4%
Pharmaceuticals	157,425	1.7%
Professional Services	51,235	0.5%
Real Estate Management & Development	14,105	0.2%
Residential REITs	70,715	0.8%
Retail REITs	61,162	0.7%
Semiconductors & Semiconductor Equipment	314,573	3.3%
Software	852,525	9.0%
Specialized REITs	151,852	1.6%
Specialty Retail	171,319	1.8%
Technology Hardware, Storage & Peripherals	47,272	0.5%
Textiles, Apparel & Luxury Goods	105,147	1.1%
Tobacco	65,033	0.7%
Trading Companies & Distributors	23,252	0.2%
Water Utilities	16,307	0.2%
Wireless Telecommunication Services	15,685	0.2%
Other **	3,748	0.1%
Total	$9,468,546	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Materials UltraSector ProFund (formerly Basic Materials UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (70.9%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,679	$788,590
Albemarle Corp. (Chemicals)	1,411	261,684
Amcor PLC (Containers & Packaging)	17,913	196,506
Avery Dennison Corp. (Containers & Packaging)	977	170,467
Ball Corp. (Containers & Packaging)	3,787	201,392
Celanese Corp. (Chemicals)	1,204	127,913
CF Industries Holdings, Inc. (Chemicals)	2,365	169,287
Corteva, Inc. (Chemicals)	8,598	525,510
Dow, Inc. (Chemicals)	8,503	462,563
DuPont de Nemours, Inc. (Chemicals)	5,525	385,203
Eastman Chemical Co. (Chemicals)	1,433	120,759
Ecolab, Inc. (Chemicals)	2,986	501,170
FMC Corp. (Chemicals)	1,520	187,842
Freeport-McMoRan, Inc. (Metals & Mining)	17,235	653,379
International Flavors & Fragrances, Inc. (Chemicals)	3,075	298,152
International Paper Co. (Containers & Packaging)	4,291	142,075
Linde PLC (Chemicals)	5,939	2,194,164
LyondellBasell Industries N.V. - Class A (Chemicals)	3,062	289,696
Martin Marietta Materials, Inc. (Construction Materials)	750	272,400
Newmont Corp. (Metals & Mining)	9,575	453,855
Nucor Corp. (Metals & Mining)	3,049	451,801
Packaging Corp. of America (Containers & Packaging)	1,117	151,085
PPG Industries, Inc. (Chemicals)	2,831	397,076
Sealed Air Corp. (Containers & Packaging)	1,747	83,839
Steel Dynamics, Inc. (Metals & Mining)	2,012	209,147
The Mosaic Co. (Chemicals)	4,106	175,942
The Sherwin-Williams Co. (Chemicals)	2,842	675,089
Vulcan Materials Co. (Construction Materials)	1,604	280,892
Westrock Co. (Containers & Packaging)	3,073	91,975
TOTAL COMMON STOCKS (Cost $8,673,804)		10,919,453

Repurchase Agreements(a)(b)  (13.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,067,803	$2,067,000	$2,067,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,067,000)		2,067,000
TOTAL INVESTMENT SECURITIES (Cost $10,740,804) - 84.3%		12,986,453
Net other assets (liabilities) - 15.7%		2,425,630
NET ASSETS - 100.0%		$15,412,083

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $541,000.

Materials UltraSector ProFund (formerly Basic Materials UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$2,506,017	$(27,628)
S&P Materials Select Sector Index	UBS AG	5/23/23	5.18%	9,688,397	(28,183)
				$12,194,414	$(55,811)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Chemicals	$7,560,639	49.1%
Construction Materials	553,293	3.6%
Containers & Packaging	1,037,339	6.7%
Metals & Mining	1,768,182	11.5%
Other **	4,492,630	29.1%
Total	$15,412,083	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (100.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	157	$11,350
Acuity Brands, Inc. (Electrical Equipment)	48	7,554
Advanced Drainage Systems, Inc. (Building Products)	142	12,172
AECOM (Construction & Engineering)	224	18,603
Affiliated Managers Group, Inc. (Capital Markets)	74	10,684
AGCO Corp. (Machinery)	96	11,898
Agree Realty Corp. (Retail REITs)	182	12,374
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	75	2,683
American Financial Group, Inc. (Insurance)	94	11,537
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	298	6,666
Annaly Capital Management, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,392	27,812
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	997	10,728
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	822	18,898
AptarGroup, Inc. (Containers & Packaging)	92	10,903
Aramark (Hotels, Restaurants & Leisure)	317	11,000
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	153	5,418
Ashland, Inc. (Chemicals)	99	10,059
Autoliv, Inc. (Automobile Components)	74	6,350
AutoNation, Inc.* (Specialty Retail)	48	6,322
Avis Budget Group, Inc.* (Ground Transportation)	74	13,074
Axalta Coating Systems, Ltd.* (Chemicals)	295	9,313
Axon Enterprise, Inc.* (Aerospace & Defense)	200	42,141
Bank of Hawaii Corp.(a) (Banks)	58	2,809
Belden, Inc. (Electronic Equipment, Instruments & Components)	126	9,940
BellRing Brands, Inc.* (Personal Care Products)	162	5,830
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution)	228	17,412
Black Hills Corp. (Multi-Utilities)	99	6,464
Blackbaud, Inc.* (Software)	60	4,161
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	139	9,647
Brixmor Property Group, Inc. (Retail REITs)	437	9,321
Bruker Corp. (Life Sciences Tools & Services)	175	13,848
Brunswick Corp. (Leisure Products)	126	10,683
Builders FirstSource, Inc.* (Building Products)	436	41,319
Cabot Corp. (Chemicals)	167	11,984
CACI International, Inc.* - Class A (Professional Services)	44	13,786
Calix, Inc.* (Communications Equipment)	168	7,678
Carlisle Cos., Inc. (Building Products)	154	33,241
Casey's General Stores, Inc. (Consumer Staples Distribution)	111	25,400
Cathay General Bancorp (Banks)	108	3,442
Celsius Holdings, Inc.* (Beverages)	122	11,659
ChampionX Corp. (Energy Equipment & Services)	590	15,977
Chart Industries, Inc.* (Machinery)	57	7,587
Chemed Corp. (Health Care Providers & Services)	32	17,640
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	49	6,248
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	94	13,379
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	98	28,668
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	164	14,070
Clean Harbors, Inc.* (Commercial Services & Supplies)	150	21,774
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	508	7,889
Cognex Corp. (Electronic Equipment, Instruments & Components)	268	12,781
Columbia Banking System, Inc. (Banks)	321	6,857
Commerce Bancshares, Inc. (Banks)	230	12,846
Commercial Metals Co. (Metals & Mining)	194	9,058
CommVault Systems, Inc.* (Software)	89	5,186
Concentrix Corp. (Professional Services)	127	12,257
Corporate Office Properties Trust (Office REITs)	174	3,983
Crane Co.* (Machinery)	72	5,189
Crane NXT Co. (Machinery)	71	3,363
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	183	22,632
CubeSmart (Specialized REITs)	359	16,331
Cullen/Frost Bankers, Inc. (Banks)	128	14,112
Curtiss-Wright Corp. (Aerospace & Defense)	114	19,361
Darling Ingredients, Inc.* (Food Products)	476	28,355
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	79	37,867
Dick's Sporting Goods, Inc. (Specialty Retail)	90	13,051
Donaldson Co., Inc. (Machinery)	232	14,744
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	288	14,190
Dynatrace, Inc.* (Software)	645	27,271
Eagle Materials, Inc. (Construction Materials)	107	15,858
East West Bancorp, Inc. (Banks)	215	11,113
EastGroup Properties, Inc. (Industrial REITs)	72	11,992
EMCOR Group, Inc. (Construction & Engineering)	141	24,111
Encompass Health Corp. (Health Care Providers & Services)	137	8,789
Envestnet, Inc.* (Software)	80	5,070
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	596	3,069
Essential Utilities, Inc. (Water Utilities)	709	30,274
Euronet Worldwide, Inc.* (Financial Services)	69	7,641
Evercore, Inc. (Capital Markets)	54	6,160
Exelixis, Inc.* (Biotechnology)	964	17,641

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ExlService Holdings, Inc.* (Professional Services)	98	$17,481
Exponent, Inc. (Professional Services)	104	9,573
Federated Hermes, Inc. - Class B (Capital Markets)	173	7,160
First Financial Bankshares, Inc. (Banks)	204	5,969
First Horizon Corp. (Banks)	1,055	18,514
First Industrial Realty Trust, Inc. (Industrial REITs)	199	10,442
FirstCash Holdings, Inc. (Consumer Finance)	111	11,437
Five Below, Inc.* (Specialty Retail)	114	22,499
Flowers Foods, Inc. (Food Products)	360	9,904
Fox Factory Holding Corp.* (Automobile Components)	126	13,970
FTI Consulting, Inc.* (Professional Services)	103	18,592
Fulton Financial Corp. (Banks)	244	2,911
GATX Corp. (Trading Companies & Distributors)	54	6,151
Genpact, Ltd. (Professional Services)	285	12,697
Gentex Corp. (Automobile Components)	321	8,856
Glacier Bancorp, Inc. (Banks)	177	5,882
Globus Medical, Inc.* (Health Care Equipment & Supplies)	232	13,488
Graco, Inc. (Machinery)	326	25,849
Grand Canyon Education, Inc.* (Diversified Consumer Services)	92	10,920
H&R Block, Inc. (Diversified Consumer Services)	453	15,361
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	12,557
Halozyme Therapeutics, Inc.* (Biotechnology)	401	12,884
Hancock Whitney Corp. (Banks)	125	4,565
Harley-Davidson, Inc. (Automobile Components)	247	9,164
HealthEquity, Inc.* (Health Care Providers & Services)	252	13,469
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	175	7,719
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	120	5,136
Hubbell, Inc. (Electrical Equipment)	160	43,092
IDACORP, Inc. (Electric Utilities)	80	8,890
Inari Medical, Inc.* (Health Care Equipment & Supplies)	143	9,498
Ingevity Corp.* (Chemicals)	104	7,461
Insperity, Inc. (Professional Services)	106	12,981
Interactive Brokers Group, Inc. (Capital Markets)	171	13,312
International Bancshares Corp. (Banks)	94	4,011
Iridium Communications, Inc. (Diversified Telecommunication Services)	372	23,611
ITT, Inc. (Machinery)	113	9,542
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	187	26,268
Jefferies Financial Group, Inc. (Capital Markets)	536	17,168
KBR, Inc. (Professional Services)	407	23,089
Kinsale Capital Group, Inc. (Insurance)	65	21,236
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	238	13,404
Lamar Advertising Co. - Class A (Specialized REITs)	145	15,324
Lancaster Colony Corp. (Food Products)	58	12,129
Landstar System, Inc. (Ground Transportation)	107	18,835
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	204	17,432
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	408	32,517
Lennox International, Inc. (Building Products)	58	16,351
Life Storage, Inc. (Specialized REITs)	155	20,829
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	127	7,657
Lincoln Electric Holdings, Inc. (Machinery)	171	28,693
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	45	10,901
Louisiana-Pacific Corp. (Paper & Forest Products)	215	12,844
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	154	8,984
Manhattan Associates, Inc.* (Software)	107	17,728
Masimo Corp.* (Health Care Equipment & Supplies)	91	17,212
Matador Resources Co. (Oil, Gas & Consumable Fuels)	332	16,278
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	75	15,011
Mercury Systems, Inc.* (Aerospace & Defense)	98	4,672
MP Materials Corp.* (Metals & Mining)	275	5,959
MSA Safety, Inc. (Commercial Services & Supplies)	59	7,655
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	70	6,351
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	433	15,895
Murphy USA, Inc. (Specialty Retail)	58	15,963
National Fuel Gas Co. (Gas Utilities)	190	10,621
National Instruments Corp. (Electronic Equipment, Instruments & Components)	226	13,160
National Retail Properties, Inc. (Retail REITs)	285	12,398
National Storage Affiliates Trust (Specialized REITs)	118	4,549
Neurocrine Biosciences, Inc.* (Biotechnology)	288	29,100
New Jersey Resources Corp. (Gas Utilities)	187	9,657
NewMarket Corp. (Chemicals)	11	4,396
Nexstar Media Group, Inc. (Media)	112	19,426
NOV, Inc. (Energy Equipment & Services)	1,169	19,581
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	107	16,354
nVent Electric PLC (Electrical Equipment)	494	20,713
OGE Energy Corp. (Electric Utilities)	596	22,373
Olin Corp. (Chemicals)	365	20,221

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	85	$5,546
Omega Healthcare Investors, Inc. (Health Care REITs)	341	9,125
ONE Gas, Inc. (Gas Utilities)	161	12,389
Option Care Health, Inc.* (Health Care Providers & Services)	496	15,946
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	93	7,980
Owens Corning (Building Products)	150	16,022
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	43	3,216
Paylocity Holding Corp.* (Professional Services)	124	23,968
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	339	11,818
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	274	17,824
Penumbra, Inc.* (Health Care Equipment & Supplies)	72	20,456
Performance Food Group Co.* (Consumer Staples Distribution)	207	12,977
PNM Resources, Inc. (Electric Utilities)	159	7,653
Polaris, Inc. (Leisure Products)	86	9,344
PotlatchDeltic Corp. (Specialized REITs)	136	6,287
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	169	12,300
Primerica, Inc. (Insurance)	76	13,871
Progyny, Inc.* (Health Care Providers & Services)	82	2,726
Qualys, Inc.* (Software)	103	11,633
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	89	8,006
Range Resources Corp. (Oil, Gas & Consumable Fuels)	717	18,964
Rayonier, Inc. (Specialized REITs)	241	7,558
Reliance Steel & Aluminum Co. (Metals & Mining)	174	43,117
RenaissanceRe Holdings, Ltd. (Insurance)	74	15,940
Repligen Corp.* (Life Sciences Tools & Services)	154	23,350
Rexford Industrial Realty, Inc. (Industrial REITs)	320	17,846
RLI Corp. (Insurance)	122	16,964
Royal Gold, Inc. (Metals & Mining)	195	25,826
RPM International, Inc. (Chemicals)	384	31,501
Saia, Inc.* (Ground Transportation)	45	13,400
Science Applications International Corp. (Professional Services)	109	11,121
SEI Investments Co. (Capital Markets)	303	17,851
Selective Insurance Group, Inc. (Insurance)	179	17,243
Service Corp. International (Diversified Consumer Services)	456	32,007
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	107	31,046
Silgan Holdings, Inc. (Containers & Packaging)	248	12,217
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	51	7,104
Simpson Manufacturing Co., Inc. (Building Products)	127	15,974
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	25	2,712
SLM Corp. (Consumer Finance)	715	10,739
Sonoco Products Co. (Containers & Packaging)	147	8,911
SouthState Corp. (Banks)	127	8,760
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,282	17,034
Spire, Inc. (Gas Utilities)	77	5,215
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution)	170	5,892
STAAR Surgical Co.* (Health Care Equipment & Supplies)	97	6,836
SunPower Corp.* (Electrical Equipment)	142	1,877
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	111	11,703
Tempur Sealy International, Inc. (Household Durables)	505	18,923
Teradata Corp.* (Software)	138	5,342
Tetra Tech, Inc. (Commercial Services & Supplies)	91	12,592
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	198	21,903
The Boston Beer Co., Inc.* - Class A (Beverages)	19	6,033
The Brink's Co. (Commercial Services & Supplies)	65	4,085
The Chemours Co. (Chemicals)	248	7,209
The Hanover Insurance Group, Inc. (Insurance)	61	7,293
The Middleby Corp.* (Machinery)	77	10,848
The New York Times Co. - Class A (Media)	243	9,659
The Timken Co. (Machinery)	97	7,454
The Toro Co. (Machinery)	311	32,424
The Wendy's Co. (Hotels, Restaurants & Leisure)	509	11,249
TopBuild Corp.* (Household Durables)	51	11,499
Trex Co., Inc.* (Building Products)	174	9,511
UFP Industries, Inc. (Building Products)	183	14,369
United Bankshares, Inc. (Banks)	191	6,328
United Therapeutics Corp.* (Biotechnology)	135	31,067
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	83	11,077
US Foods Holding Corp.* (Consumer Staples Distribution)	170	6,528
Valaris, Ltd.* (Energy Equipment & Services)	179	10,740
Valmont Industries, Inc. (Construction & Engineering)	62	18,015
Valvoline, Inc. (Specialty Retail)	233	8,050
Vicor Corp.* (Electrical Equipment)	27	1,160
Visteon Corp.* (Automobile Components)	85	11,933
Watsco, Inc. (Trading Companies & Distributors)	98	33,945
Watts Water Technologies, Inc. - Class A (Machinery)	42	6,793
Westlake Corp. (Chemicals)	103	11,719
WEX, Inc.* (Financial Services)	130	23,056

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Williams-Sonoma, Inc. (Specialty Retail)	95	$11,499
Wingstop, Inc. (Hotels, Restaurants & Leisure)	90	18,010
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	166	7,727
World Wrestling Entertainment, Inc. - Class A (Entertainment)	129	13,825
Worthington Industries, Inc. (Metals & Mining)	44	2,613
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	137	9,346
YETI Holdings, Inc.* (Leisure Products)	140	5,523
TOTAL COMMON STOCKS (Cost $2,367,983)		3,252,171

Collateral for Securities Loaned(b) (0.1%)
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(c)	2,750	2,750
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,750)		2,750
TOTAL INVESTMENT SECURITIES (Cost $2,370,733) - 100.1%		3,254,921
Net other assets (liabilities) - (0.1)%		(2,045)
NET ASSETS - 100.0%		$3,252,876

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $2,761.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$66,174	2.0%
Automobile Components	50,273	1.5%
Banks	108,120	3.3%
Beverages	17,692	0.5%
Biotechnology	96,110	3.0%
Broadline Retail	5,546	0.2%
Building Products	158,959	4.9%
Capital Markets	72,335	2.2%
Chemicals	113,862	3.5%
Commercial Services & Supplies	46,106	1.4%
Communications Equipment	7,678	0.2%
Construction & Engineering	60,729	1.9%
Construction Materials	15,858	0.5%
Consumer Finance	22,176	0.7%
Consumer Staples Distribution	68,208	2.1%
Containers & Packaging	32,031	1.0%
Diversified Consumer Services	58,288	1.8%
Diversified Telecommunication Services	23,611	0.7%
Electric Utilities	38,916	1.2%
Electrical Equipment	74,396	2.3%
Electronic Equipment, Instruments & Components	63,136	1.9%
Energy Equipment & Services	46,298	1.4%
Entertainment	13,825	0.4%
Financial Services	30,697	0.9%
Food Products	50,388	1.6%
Gas Utilities	37,882	1.2%
Ground Transportation	58,713	1.8%
Health Care Equipment & Supplies	136,532	4.2%
Health Care Providers & Services	69,920	2.2%
Health Care REITs	9,125	0.3%
Hotels, Restaurants & Leisure	132,079	4.1%
Household Durables	30,422	0.9%
Independent Power and Renewable Electricity Producers	7,980	0.2%
Industrial REITs	40,280	1.2%
Insurance	104,084	3.2%
Leisure Products	25,550	0.8%
Life Sciences Tools & Services	52,209	1.6%
Machinery	164,384	5.1%
Media	29,086	0.9%
Metals & Mining	86,573	2.7%
Mortgage Real Estate InvestmentTrusts (REITs)	27,812	0.9%
Multi-Utilities	6,464	0.2%
Office REITs	3,983	0.1%
Oil, Gas & Consumable Fuels	173,685	5.3%
Paper & Forest Products	12,844	0.4%
Personal Care Products	5,830	0.2%
Pharmaceuticals	26,268	0.8%
Professional Services	155,545	4.8%
Retail REITs	34,093	1.0%
Semiconductors & Semiconductor Equipment	105,841	3.3%
Software	76,391	2.3%
Specialized REITs	70,877	2.2%
Specialty Retail	77,384	2.4%
Technology Hardware, Storage & Peripherals	11,703	0.4%
Textiles, Apparel & Luxury Goods	60,499	1.9%
Trading Companies & Distributors	46,447	1.4%
Water Utilities	30,274	0.9%
Other **	705	NM
Total	$3,252,876	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (77.2%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	409	$29,567
ACI Worldwide, Inc.* (Software)	508	12,868
Acuity Brands, Inc. (Electrical Equipment)	144	22,663
Adient PLC* (Automobile Components)	433	15,995
Advanced Drainage Systems, Inc. (Building Products)	284	24,344
AECOM (Construction & Engineering)	628	52,156
Affiliated Managers Group, Inc. (Capital Markets)	168	24,256
AGCO Corp. (Machinery)	279	34,579
Agree Realty Corp. (Retail REITs)	401	27,264
Alcoa Corp. (Metals & Mining)	799	29,675
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	295	10,552
ALLETE, Inc. (Electric Utilities)	260	16,219
Amedisys, Inc.* (Health Care Providers & Services)	146	11,724
American Financial Group, Inc. (Insurance)	314	38,537
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	455	10,178
Annaly Capital Management, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	2,117	42,298
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,516	16,312
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,248	28,691
Apartment Income REIT Corp. (Residential REITs)	671	24,813
AptarGroup, Inc. (Containers & Packaging)	295	34,960
Aramark (Hotels, Restaurants & Leisure)	1,178	40,877
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	263	30,095
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	490	17,351
ASGN, Inc.* (Professional Services)	225	16,108
Ashland, Inc. (Chemicals)	225	22,862
Aspen Technology, Inc.* (Software)	130	23,010
Associated Banc-Corp. (Banks)	679	12,107
Autoliv, Inc. (Automobile Components)	352	30,205
AutoNation, Inc.* (Specialty Retail)	154	20,282
Avient Corp. (Chemicals)	387	14,903
Avis Budget Group, Inc.* (Ground Transportation)	114	20,140
Avnet, Inc. (Electronic Equipment, Instruments & Components)	411	16,958
Axalta Coating Systems, Ltd.* (Chemicals)	999	31,538
Axon Enterprise, Inc.* (Aerospace & Defense)	306	64,477
Azenta, Inc.* (Life Sciences Tools & Services)	311	13,525
Bank of Hawaii Corp.(a) (Banks)	181	8,766
Bank OZK (Banks)	498	17,789
Belden, Inc. (Electronic Equipment, Instruments & Components)	195	15,384
BellRing Brands, Inc.* (Personal Care Products)	604	21,738
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution)	607	46,357
Black Hills Corp. (Multi-Utilities)	295	19,261
Blackbaud, Inc.* (Software)	203	14,079
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	358	24,845
Brighthouse Financial, Inc.* (Insurance)	306	13,525
Brixmor Property Group, Inc. (Retail REITs)	1,356	28,923
Bruker Corp. (Life Sciences Tools & Services)	452	35,768
Brunswick Corp. (Leisure Products)	328	27,811
Builders FirstSource, Inc.* (Building Products)	666	63,117
Cable One, Inc. (Media)	22	16,685
Cabot Corp. (Chemicals)	255	18,299
CACI International, Inc.* - Class A (Professional Services)	108	33,839
Cadence Bank (Banks)	822	16,621
Calix, Inc.* (Communications Equipment)	257	11,745
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	568	23,572
Carlisle Cos., Inc. (Building Products)	233	50,293
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	171	11,931
Casey's General Stores, Inc. (Consumer Staples Distribution)	168	38,442
Cathay General Bancorp (Banks)	330	10,517
Celsius Holdings, Inc.* (Beverages)	181	17,298
ChampionX Corp. (Energy Equipment & Services)	898	24,318
Chart Industries, Inc.* (Machinery)	192	25,555
Chemed Corp. (Health Care Providers & Services)	68	37,484
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	125	15,940
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	190	27,043
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	149	43,586
Ciena Corp.* (Communications Equipment)	671	30,893
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	249	21,362
Clean Harbors, Inc.* (Commercial Services & Supplies)	225	32,661
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,328	35,805
CNO Financial Group, Inc. (Insurance)	516	11,579
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	768	11,927
Coca-Cola Consolidated, Inc. (Beverages)	22	12,968
Cognex Corp. (Electronic Equipment, Instruments & Components)	783	37,341
Coherent Corp.* (Electronic Equipment, Instruments & Components)	631	21,542
Columbia Banking System, Inc. (Banks)	942	20,121
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	163	13,617
Commerce Bancshares, Inc. (Banks)	514	28,707
Commercial Metals Co. (Metals & Mining)	531	24,792
CommVault Systems, Inc.* (Software)	203	11,829
Concentrix Corp. (Professional Services)	192	18,530
Corporate Office Properties Trust (Office REITs)	508	11,628

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Coty, Inc.* - Class A (Personal Care Products)	1,657	$19,669
Cousins Properties, Inc. (Office REITs)	684	14,918
Crane Co.* (Machinery)	214	15,423
Crane NXT Co. (Machinery)	214	10,135
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	279	34,504
CubeSmart (Specialized REITs)	1,015	46,172
Cullen/Frost Bankers, Inc. (Banks)	293	32,303
Curtiss-Wright Corp. (Aerospace & Defense)	171	29,041
Dana, Inc. (Automobile Components)	576	8,519
Darling Ingredients, Inc.* (Food Products)	726	43,247
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	119	57,042
Dick's Sporting Goods, Inc. (Specialty Retail)	271	39,298
Donaldson Co., Inc. (Machinery)	550	34,953
Douglas Emmett, Inc. (Office REITs)	795	10,240
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	439	21,630
Dynatrace, Inc.* (Software)	980	41,434
Eagle Materials, Inc. (Construction Materials)	165	24,455
East West Bancorp, Inc. (Banks)	636	32,875
EastGroup Properties, Inc. (Industrial REITs)	198	32,979
EMCOR Group, Inc. (Construction & Engineering)	214	36,594
Encompass Health Corp. (Health Care Providers & Services)	450	28,868
Energizer Holdings, Inc. (Household Products)	300	10,029
EnerSys (Electrical Equipment)	184	15,266
Enovis Corp.* (Health Care Equipment & Supplies)	214	12,466
Envestnet, Inc.* (Software)	249	15,782
Envista Holdings Corp.* (Health Care Equipment & Supplies)	739	28,444
EPR Properties (Specialized REITs)	338	14,182
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,954	10,063
Esab Corp. (Machinery)	233	13,598
Essent Group, Ltd. (Financial Services)	487	20,683
Essential Utilities, Inc. (Water Utilities)	1,080	46,116
Euronet Worldwide, Inc.* (Financial Services)	211	23,366
Evercore, Inc. (Capital Markets)	163	18,593
Exelixis, Inc.* (Biotechnology)	1,464	26,791
ExlService Holdings, Inc.* (Professional Services)	152	27,114
Exponent, Inc. (Professional Services)	228	20,987
F.N.B. Corp. (Banks)	1,627	18,678
Federated Hermes, Inc. - Class B (Capital Markets)	382	15,811
First American Financial Corp. (Insurance)	468	26,961
First Financial Bankshares, Inc. (Banks)	584	17,088
First Horizon Corp. (Banks)	2,426	42,576
First Industrial Realty Trust, Inc. (Industrial REITs)	596	31,272
FirstCash Holdings, Inc. (Consumer Finance)	168	17,309
Five Below, Inc.* (Specialty Retail)	252	49,734
Flowers Foods, Inc. (Food Products)	866	23,824
Flowserve Corp. (Machinery)	590	19,700
Fluor Corp.* (Construction & Engineering)	641	18,627
Foot Locker, Inc. (Specialty Retail)	357	14,990
Fortune Brands Innovations, Inc. (Building Products)	582	37,650
Fox Factory Holding Corp.* (Automobile Components)	190	21,065
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,009	22,743
FTI Consulting, Inc.* (Professional Services)	157	28,339
Fulton Financial Corp. (Banks)	757	9,031
GameStop Corp.*(a) - Class A (Specialty Retail)	1,142	22,029
GATX Corp. (Trading Companies & Distributors)	163	18,567
Genpact, Ltd. (Professional Services)	761	33,903
Gentex Corp. (Automobile Components)	1,058	29,190
Glacier Bancorp, Inc. (Banks)	501	16,648
Globus Medical, Inc.* (Health Care Equipment & Supplies)	352	20,465
Graco, Inc. (Machinery)	761	60,339
Graham Holdings Co. - Class B (Diversified Consumer Services)	19	10,936
Grand Canyon Education, Inc.* (Diversified Consumer Services)	138	16,381
Greif, Inc. - Class A (Containers & Packaging)	116	7,284
Grocery Outlet Holding Corp.* (Consumer Staples Distribution)	398	11,852
GXO Logistics, Inc.* (Air Freight & Logistics)	539	28,637
H&R Block, Inc. (Diversified Consumer Services)	687	23,296
Haemonetics Corp.* (Health Care Equipment & Supplies)	228	19,086
Halozyme Therapeutics, Inc.* (Biotechnology)	612	19,664
Hancock Whitney Corp. (Banks)	390	14,243
Harley-Davidson, Inc. (Automobile Components)	601	22,297
Hawaiian Electric Industries, Inc. (Electric Utilities)	495	19,409
Healthcare Realty Trust, Inc. (Health Care REITs)	1,722	34,060
HealthEquity, Inc.* (Health Care Providers & Services)	382	20,418
Helen of Troy, Ltd.* (Household Durables)	108	10,837
Hertz Global Holdings, Inc.* (Ground Transportation)	730	12,176
Hexcel Corp. (Aerospace & Defense)	382	27,535
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	606	26,731
Highwoods Properties, Inc. (Office REITs)	476	10,910
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	360	15,408
Home BancShares, Inc. (Banks)	852	18,548
Hubbell, Inc. (Electrical Equipment)	244	65,714
ICU Medical, Inc.* (Health Care Equipment & Supplies)	92	17,401

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
IDACORP, Inc. (Electric Utilities)	228	$25,335
Inari Medical, Inc.* (Health Care Equipment & Supplies)	217	14,413
Independence Realty Trust, Inc. (Residential REITs)	1,012	16,850
Ingevity Corp.* (Chemicals)	160	11,478
Ingredion, Inc. (Food Products)	298	31,638
Insperity, Inc. (Professional Services)	163	19,961
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	328	18,145
Interactive Brokers Group, Inc. (Capital Markets)	463	36,044
International Bancshares Corp. (Banks)	238	10,155
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	144	16,557
Iridium Communications, Inc. (Diversified Telecommunication Services)	566	35,924
ITT, Inc. (Machinery)	374	31,581
Jabil, Inc. (Electronic Equipment, Instruments & Components)	604	47,202
Janus Henderson Group PLC (Capital Markets)	598	15,518
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	287	40,315
Jefferies Financial Group, Inc. (Capital Markets)	817	26,169
JetBlue Airways Corp.* (Passenger Airlines)	1,461	10,432
John Wiley & Sons, Inc. - Class A (Media)	195	7,521
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	214	29,755
KB Home (Household Durables)	368	16,126
KBR, Inc. (Professional Services)	620	35,172
Kemper Corp. (Insurance)	290	14,109
Kilroy Realty Corp. (Office REITs)	476	13,918
Kinsale Capital Group, Inc. (Insurance)	98	32,018
Kirby Corp.* (Marine Transportation)	271	19,469
Kite Realty Group Trust (Retail REITs)	988	20,471
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	728	41,001
Kohl's Corp. (Broadline Retail)	497	10,949
Kyndryl Holdings, Inc.* (IT Services)	923	13,347
Lamar Advertising Co. - Class A (Specialized REITs)	395	41,744
Lancaster Colony Corp. (Food Products)	89	18,612
Landstar System, Inc. (Ground Transportation)	163	28,693
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	311	26,575
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	620	49,415
Lear Corp. (Automobile Components)	265	33,830
Leggett & Platt, Inc. (Household Durables)	598	19,321
Lennox International, Inc. (Building Products)	146	41,159
Life Storage, Inc. (Specialized REITs)	385	51,737
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	425	25,623
Lincoln Electric Holdings, Inc. (Machinery)	260	43,628
Lithia Motors, Inc. (Specialty Retail)	122	26,949
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	114	27,615
LivaNova PLC* (Health Care Equipment & Supplies)	244	11,688
Louisiana-Pacific Corp. (Paper & Forest Products)	325	19,416
Lumentum Holdings, Inc.* (Communications Equipment)	309	14,909
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	233	13,593
Macy's, Inc. (Broadline Retail)	1,226	20,033
Manhattan Associates, Inc.* (Software)	282	46,721
ManpowerGroup, Inc. (Professional Services)	228	17,262
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	171	23,010
Masimo Corp.* (Health Care Equipment & Supplies)	217	41,043
MasTec, Inc.* (Construction & Engineering)	268	23,801
Matador Resources Co. (Oil, Gas & Consumable Fuels)	509	24,956
Mattel, Inc.* (Leisure Products)	1,602	28,836
Maximus, Inc. (Professional Services)	274	22,920
MDU Resources Group, Inc. (Construction & Engineering)	917	26,795
Medical Properties Trust, Inc.(a) (Health Care REITs)	2,705	23,723
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	116	23,216
Mercury Systems, Inc.* (Aerospace & Defense)	263	12,537
MGIC Investment Corp. (Financial Services)	1,323	19,673
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	260	21,806
MP Materials Corp.* (Metals & Mining)	416	9,015
MSA Safety, Inc. (Commercial Services & Supplies)	168	21,798
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	211	19,144
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	660	24,229
Murphy USA, Inc. (Specialty Retail)	92	25,321
National Fuel Gas Co. (Gas Utilities)	414	23,143
National Instruments Corp. (Electronic Equipment, Instruments & Components)	590	34,356
National Retail Properties, Inc. (Retail REITs)	823	35,802
National Storage Affiliates Trust (Specialized REITs)	382	14,726
Navient Corp. (Consumer Finance)	457	7,559
NCR Corp.* (Software)	622	13,864
Neogen Corp.* (Health Care Equipment & Supplies)	979	16,858
Neurocrine Biosciences, Inc.* (Biotechnology)	436	44,053
New Jersey Resources Corp. (Gas Utilities)	439	22,670
New York Community Bancorp, Inc. (Banks)	3,081	32,936
NewMarket Corp. (Chemicals)	30	11,988
Nexstar Media Group, Inc. (Media)	171	29,659
Nordstrom, Inc.(a) (Broadline Retail)	503	7,776

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Multi-Utilities)	260	$15,241
NOV, Inc. (Energy Equipment & Services)	1,776	29,748
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	163	24,913
nVent Electric PLC (Electrical Equipment)	753	31,573
OGE Energy Corp. (Electric Utilities)	907	34,048
Old National Bancorp (Banks)	1,323	17,741
Old Republic International Corp. (Insurance)	1,245	31,461
Olin Corp. (Chemicals)	555	30,747
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	263	17,161
Omega Healthcare Investors, Inc. (Health Care REITs)	1,056	28,259
Omnicell, Inc.* (Health Care Equipment & Supplies)	203	12,336
ONE Gas, Inc. (Gas Utilities)	246	18,930
Option Care Health, Inc.* (Health Care Providers & Services)	758	24,370
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	238	20,423
Oshkosh Corp. (Machinery)	295	22,573
Owens Corning (Building Products)	423	45,181
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	144	10,770
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,015	12,231
Patterson Cos., Inc. (Health Care Providers & Services)	389	10,546
Paylocity Holding Corp.* (Professional Services)	187	36,144
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	517	18,023
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	417	27,125
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	704	20,972
Penumbra, Inc.* (Health Care Equipment & Supplies)	171	48,584
Performance Food Group Co.* (Consumer Staples Distribution)	707	44,322
Perrigo Co. PLC (Pharmaceuticals)	609	22,649
Physicians Realty Trust (Health Care REITs)	1,034	14,910
Pilgrim's Pride Corp.* (Food Products)	202	4,608
Pinnacle Financial Partners, Inc. (Banks)	347	18,818
PNM Resources, Inc. (Electric Utilities)	390	18,771
Polaris, Inc. (Leisure Products)	246	26,728
Portland General Electric Co. (Electric Utilities)	401	20,299
Post Holdings, Inc.* (Food Products)	244	22,080
PotlatchDeltic Corp. (Specialized REITs)	365	16,874
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	257	18,704
Primerica, Inc. (Insurance)	168	30,662
Progyny, Inc.* (Health Care Providers & Services)	341	11,335
Prosperity Bancshares, Inc. (Banks)	412	25,799
PVH Corp. (Textiles, Apparel & Luxury Goods)	287	24,627
Qualys, Inc.* (Software)	157	17,732
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	244	21,948
R1 RCM, Inc.* (Health Care Providers & Services)	622	9,697
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,091	28,856
Rayonier, Inc. (Specialized REITs)	666	20,886
Regal Rexnord Corp. (Electrical Equipment)	301	39,178
Reinsurance Group of America, Inc. (Insurance)	301	42,839
Reliance Steel & Aluminum Co. (Metals & Mining)	263	65,171
RenaissanceRe Holdings, Ltd. (Insurance)	198	42,651
Repligen Corp.* (Life Sciences Tools & Services)	233	35,330
Rexford Industrial Realty, Inc. (Industrial REITs)	856	47,739
RH* (Specialty Retail)	84	21,431
RLI Corp. (Insurance)	181	25,168
Royal Gold, Inc. (Metals & Mining)	298	39,467
RPM International, Inc. (Chemicals)	585	47,989
Ryder System, Inc. (Ground Transportation)	225	17,811
Sabra Health Care REIT, Inc. (Health Care REITs)	1,044	11,902
Saia, Inc.* (Ground Transportation)	119	35,435
Science Applications International Corp. (Professional Services)	249	25,405
SEI Investments Co. (Capital Markets)	460	27,099
Selective Insurance Group, Inc. (Insurance)	271	26,105
Sensient Technologies Corp. (Chemicals)	190	14,147
Service Corp. International (Diversified Consumer Services)	693	48,641
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	165	47,876
Silgan Holdings, Inc. (Containers & Packaging)	379	18,670
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	144	20,059
Simpson Manufacturing Co., Inc. (Building Products)	192	24,150
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	70	7,593
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	607	32,286
SLM Corp. (Consumer Finance)	1,088	16,342
Sonoco Products Co. (Containers & Packaging)	441	26,733
Sotera Health Co.* (Life Sciences Tools & Services)	446	7,479
SouthState Corp. (Banks)	344	23,729
Southwest Gas Holdings, Inc. (Gas Utilities)	295	16,520
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,987	25,883
Spire, Inc. (Gas Utilities)	238	16,120
Spirit Realty Capital, Inc. (Retail REITs)	633	24,345
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution)	476	16,498
STAAR Surgical Co.* (Health Care Equipment & Supplies)	217	15,292
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,399	25,028

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Stericycle, Inc.* (Commercial Services & Supplies)	417	$19,036
Stifel Financial Corp. (Capital Markets)	477	28,606
SunPower Corp.* (Electrical Equipment)	386	5,103
Sunrun, Inc.* (Electrical Equipment)	963	20,262
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	211	22,246
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	179	15,852
Syneos Health, Inc.* (Life Sciences Tools & Services)	463	18,177
Synovus Financial Corp. (Banks)	658	20,266
Taylor Morrison Home Corp.* (Household Durables)	490	21,114
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	190	16,918
TEGNA, Inc. (Media)	1,007	17,220
Tempur Sealy International, Inc. (Household Durables)	771	28,889
Tenet Healthcare Corp.* (Health Care Providers & Services)	490	35,926
Teradata Corp.* (Software)	460	17,807
Terex Corp. (Machinery)	306	13,645
Tetra Tech, Inc. (Commercial Services & Supplies)	241	33,348
Texas Capital Bancshares, Inc.* (Banks)	217	10,904
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	303	33,518
The Boston Beer Co., Inc.* - Class A (Beverages)	41	13,018
The Brink's Co. (Commercial Services & Supplies)	211	13,261
The Chemours Co. (Chemicals)	671	19,506
The Gap, Inc. (Specialty Retail)	958	9,197
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,277	13,626
The Hanover Insurance Group, Inc. (Insurance)	163	19,488
The Macerich Co. (Retail REITs)	971	9,700
The Middleby Corp.* (Machinery)	244	34,375
The New York Times Co. - Class A (Media)	744	29,574
The Scotts Miracle-Gro Co.(a) (Chemicals)	184	12,293
The Timken Co. (Machinery)	301	23,132
The Toro Co. (Machinery)	474	49,418
The Wendy's Co. (Hotels, Restaurants & Leisure)	771	17,039
The Western Union Co. (Financial Services)	1,686	18,428
Thor Industries, Inc. (Automobile Components)	244	19,281
Toll Brothers, Inc. (Household Durables)	463	29,590
TopBuild Corp.* (Household Durables)	144	32,470
Topgolf Callaway Brands Corp.* (Leisure Products)	625	13,856
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	365	13,969
Trex Co., Inc.* (Building Products)	496	27,111
TripAdvisor, Inc.* (Interactive Media & Services)	473	8,386
UFP Industries, Inc. (Building Products)	279	21,907
UGI Corp. (Gas Utilities)	947	32,083
UMB Financial Corp. (Banks)	198	12,595
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	852	7,557
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	855	6,874
United Bankshares, Inc. (Banks)	606	20,077
United States Steel Corp. (Metals & Mining)	1,023	23,406
United Therapeutics Corp.* (Biotechnology)	206	47,407
Univar Solutions, Inc.* (Trading Companies & Distributors)	739	26,235
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	198	26,425
Unum Group (Insurance)	845	35,659
US Foods Holding Corp.* (Consumer Staples Distribution)	923	35,443
Valaris, Ltd.* (Energy Equipment & Services)	271	16,260
Valley National Bancorp (Banks)	1,898	17,803
Valmont Industries, Inc. (Construction & Engineering)	98	28,475
Valvoline, Inc. (Specialty Retail)	777	26,845
Vicor Corp.* (Electrical Equipment)	100	4,297
Victoria's Secret & Co.* (Specialty Retail)	365	11,319
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	587	12,497
Visteon Corp.* (Automobile Components)	127	17,830
Vontier Corp. (Electronic Equipment, Instruments & Components)	714	19,371
Vornado Realty Trust (Office REITs)	730	10,957
Voya Financial, Inc. (Financial Services)	439	33,575
Watsco, Inc. (Trading Companies & Distributors)	152	52,650
Watts Water Technologies, Inc. - Class A (Machinery)	122	19,731
Webster Financial Corp. (Banks)	785	29,281
Werner Enterprises, Inc. (Ground Transportation)	265	11,970
Westlake Corp. (Chemicals)	157	17,863
WEX, Inc.* (Financial Services)	198	35,115
Williams-Sonoma, Inc. (Specialty Retail)	301	36,433
Wingstop, Inc. (Hotels, Restaurants & Leisure)	135	27,015
Wintrust Financial Corp. (Banks)	274	18,733
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	563	26,208
Woodward, Inc. (Aerospace & Defense)	271	26,021
World Wrestling Entertainment, Inc. - Class A (Entertainment)	198	21,220
Worthington Industries, Inc. (Metals & Mining)	135	8,018
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	401	27,356
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	503	7,882
XPO, Inc.* (Ground Transportation)	520	22,974
YETI Holdings, Inc.* (Leisure Products)	390	15,386
Ziff Davis, Inc.* (Interactive Media & Services)	211	15,433
TOTAL COMMON STOCKS (Cost $8,269,666)		9,609,629

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(b)(c)  (22.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,820,096	$2,819,000	$2,819,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,819,000)		2,819,000

Collateral for Securities Loaned(d)  (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	37,176	$37,176
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $37,176)		37,176
TOTAL INVESTMENT SECURITIES (Cost $11,125,842) - 100.1%		12,465,805
Net other assets (liabilities) - (0.1)%		(11,033)
NET ASSETS - 100.0%		$12,454,772

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $37,099.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $466,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/30/23	5.33%	$998,127	$7,323
S&P MidCap 400	UBS AG	5/30/23	5.18%	1,849,122	17,051
				$2,847,249	$24,374

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Mid-Cap ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$159,611	1.3%
Air Freight & Logistics	28,637	0.2%
Automobile Components	211,838	1.7%
Banks	575,456	4.6%
Beverages	43,284	0.4%
Biotechnology	155,266	1.2%
Broadline Retail	55,919	0.5%
Building Products	334,912	2.7%
Capital Markets	192,096	1.5%
Chemicals	253,614	2.0%
Commercial Services & Supplies	120,104	1.0%
Communications Equipment	57,547	0.5%
Construction & Engineering	186,447	1.5%
Construction Materials	24,455	0.2%
Consumer Finance	41,210	0.3%
Consumer Staples Distribution	192,914	1.6%
Containers & Packaging	87,647	0.7%
Diversified Consumer Services	99,254	0.8%
Diversified Telecommunication Services	58,667	0.5%
Electric Utilities	134,081	1.1%
Electrical Equipment	204,056	1.6%
Electronic Equipment, Instruments & Components	320,749	2.6%
Energy Equipment & Services	70,326	0.6%
Entertainment	21,220	0.2%
Financial Services	150,840	1.2%
Food Products	144,009	1.2%
Gas Utilities	129,466	1.0%
Ground Transportation	190,200	1.5%
Health Care Equipment & Supplies	372,621	3.0%
Health Care Providers & Services	219,935	1.8%
Health Care REITs	112,854	0.9%
Hotel & Resort REITs	12,231	0.1%
Hotels, Restaurants & Leisure	339,928	2.7%
Household Durables	158,347	1.3%
Household Products	10,029	0.1%
Independent Power and Renewable Electricity Producers	20,423	0.2%
Industrial REITs	111,990	0.9%
Insurance	390,762	3.1%
Interactive Media & Services	23,819	0.2%
IT Services	13,347	0.1%
Leisure Products	112,617	0.9%
Life Sciences Tools & Services	133,495	1.1%
Machinery	452,366	3.6%
Marine Transportation	19,469	0.2%
Media	100,660	0.8%
Metals & Mining	235,349	1.9%
Mortgage Real Estate Investment Trusts (REITs)	67,326	0.5%
Multi-Utilities	34,502	0.3%
Office REITs	72,571	0.6%
Oil, Gas & Consumable Fuels	291,469	2.3%
Paper & Forest Products	19,415	0.2%
Passenger Airlines	10,431	0.1%
Personal Care Products	41,406	0.3%
Pharmaceuticals	62,964	0.5%
Professional Services	335,685	2.7%
Real Estate Management & Development	29,754	0.2%
Residential REITs	41,663	0.3%
Retail REITs	146,505	1.2%
Semiconductors & Semiconductor Equipment	241,747	1.9%
Software	215,126	1.7%
Specialized REITs	206,320	1.7%
Specialty Retail	303,828	2.4%
Technology Hardware, Storage & Peripherals	30,128	0.2%
Textiles, Apparel & Luxury Goods	212,010	1.7%
Trading Companies & Distributors	116,596	0.9%
Water Utilities	46,116	0.4%
Other **	2,845,143	22.8%
Total	$12,454,772	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (100.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	136	$9,831
ACI Worldwide, Inc.* (Software)	395	10,005
Acuity Brands, Inc. (Electrical Equipment)	57	8,971
Adient PLC* (Automobile Components)	337	12,449
Advanced Drainage Systems, Inc. (Building Products)	50	4,286
AECOM (Construction & Engineering)	225	18,686
Affiliated Managers Group, Inc. (Capital Markets)	45	6,497
AGCO Corp. (Machinery)	104	12,890
Agree Realty Corp. (Retail REITs)	97	6,595
Alcoa Corp. (Metals & Mining)	622	23,101
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	140	5,008
ALLETE, Inc. (Electric Utilities)	202	12,601
Amedisys, Inc.* (Health Care Providers & Services)	114	9,154
American Financial Group, Inc. (Insurance)	137	16,814
Apartment Income REIT Corp. (Residential REITs)	522	19,304
AptarGroup, Inc. (Containers & Packaging)	121	14,339
Aramark (Hotels, Restaurants & Leisure)	540	18,739
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	205	23,459
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	197	6,976
ASGN, Inc.* (Professional Services)	175	12,528
Ashland, Inc. (Chemicals)	59	5,995
Aspen Technology, Inc.* (Software)	102	18,055
Associated Banc-Corp. (Banks)	528	9,414
Autoliv, Inc. (Automobile Components)	185	15,875
AutoNation, Inc.* (Specialty Retail)	64	8,429
Avient Corp. (Chemicals)	300	11,552
Avnet, Inc. (Electronic Equipment, Instruments & Components)	321	13,244
Axalta Coating Systems, Ltd.* (Chemicals)	424	13,385
Azenta, Inc.* (Life Sciences Tools & Services)	244	10,612
Bank of Hawaii Corp.(a) (Banks)	68	3,293
Bank OZK (Banks)	387	13,824
BellRing Brands, Inc.* (Personal Care Products)	276	9,933
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution)	204	15,579
Black Hills Corp. (Multi-Utilities)	110	7,182
Blackbaud, Inc.* (Software)	85	5,895
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	114	7,912
Brighthouse Financial, Inc.* (Insurance)	241	10,652
Brixmor Property Group, Inc. (Retail REITs)	538	11,476
Bruker Corp. (Life Sciences Tools & Services)	145	11,474
Brunswick Corp. (Leisure Products)	104	8,818
Cable One, Inc. (Media)	18	13,652
CACI International, Inc.* - Class A (Professional Services)	30	9,400
Cadence Bank (Banks)	640	12,941
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	442	18,343
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	135	9,419
Cathay General Bancorp (Banks)	124	3,952
Chart Industries, Inc.* (Machinery)	83	11,047
Chemed Corp. (Health Care Providers & Services)	18	9,923
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	39	4,973
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	34	4,839
Ciena Corp.* (Communications Equipment)	522	24,032
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,808	27,808
CNO Financial Group, Inc. (Insurance)	401	8,998
Coca-Cola Consolidated, Inc. (Beverages)	18	10,610
Cognex Corp. (Electronic Equipment, Instruments & Components)	292	13,925
Coherent Corp.* (Electronic Equipment, Instruments & Components)	488	16,660
Columbia Banking System, Inc. (Banks)	349	7,455
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	124	10,359
Commerce Bancshares, Inc. (Banks)	127	7,093
Commercial Metals Co. (Metals & Mining)	182	8,498
CommVault Systems, Inc.* (Software)	51	2,972
Corporate Office Properties Trust (Office REITs)	189	4,326
Coty, Inc.* - Class A (Personal Care Products)	1,285	15,253
Cousins Properties, Inc. (Office REITs)	532	11,602
Crane Co.* (Machinery)	84	6,054
Crane NXT Co. (Machinery)	84	3,978
CubeSmart (Specialized REITs)	363	16,513
Cullen/Frost Bankers, Inc. (Banks)	74	8,159
Dana, Inc. (Automobile Components)	444	6,567
Dick's Sporting Goods, Inc. (Specialty Retail)	104	15,081
Donaldson Co., Inc. (Machinery)	155	9,850
Douglas Emmett, Inc. (Office REITs)	615	7,921
East West Bancorp, Inc. (Banks)	244	12,612
EastGroup Properties, Inc. (Industrial REITs)	68	11,326
Encompass Health Corp. (Health Care Providers & Services)	190	12,189
Energizer Holdings, Inc. (Household Products)	234	7,823
EnerSys (Electrical Equipment)	144	11,948
Enovis Corp.* (Health Care Equipment & Supplies)	166	9,670
Envestnet, Inc.* (Software)	99	6,275
Envista Holdings Corp.* (Health Care Equipment & Supplies)	574	22,092
EPR Properties (Specialized REITs)	263	11,035
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	814	4,192
Esab Corp. (Machinery)	182	10,622
Essent Group, Ltd. (Financial Services)	379	16,096
Euronet Worldwide, Inc.* (Financial Services)	85	9,413

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Evercore, Inc. (Capital Markets)	63	$7,186
Exponent, Inc. (Professional Services)	56	5,155
F.N.B. Corp. (Banks)	1,265	14,522
Federated Hermes, Inc. - Class B (Capital Markets)	93	3,849
First American Financial Corp. (Insurance)	364	20,970
First Financial Bankshares, Inc. (Banks)	214	6,262
First Horizon Corp. (Banks)	639	11,214
First Industrial Realty Trust, Inc. (Industrial REITs)	226	11,858
Five Below, Inc.* (Specialty Retail)	61	12,039
Flowers Foods, Inc. (Food Products)	248	6,822
Flowserve Corp. (Machinery)	459	15,326
Fluor Corp.* (Construction & Engineering)	499	14,501
Foot Locker, Inc. (Specialty Retail)	278	11,673
Fortune Brands Innovations, Inc. (Building Products)	451	29,176
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	782	17,626
Fulton Financial Corp. (Banks)	298	3,555
GameStop Corp.*(a) - Class A (Specialty Retail)	886	17,091
GATX Corp. (Trading Companies & Distributors)	61	6,949
Genpact, Ltd. (Professional Services)	254	11,316
Gentex Corp. (Automobile Components)	446	12,305
Glacier Bancorp, Inc. (Banks)	177	5,882
Graco, Inc. (Machinery)	207	16,413
Graham Holdings Co. - Class B (Diversified Consumer Services)	15	8,634
Greif, Inc. - Class A (Containers & Packaging)	91	5,714
Grocery Outlet Holding Corp.* (Consumer Staples Distribution)	311	9,262
GXO Logistics, Inc.* (Air Freight & Logistics)	419	22,261
Hancock Whitney Corp. (Banks)	154	5,624
Harley-Davidson, Inc. (Automobile Components)	172	6,381
Hawaiian Electric Industries, Inc. (Electric Utilities)	384	15,057
Healthcare Realty Trust, Inc. (Health Care REITs)	1,336	26,426
Helen of Troy, Ltd.* (Household Durables)	85	8,529
Hertz Global Holdings, Inc.* (Ground Transportation)	565	9,424
Hexcel Corp. (Aerospace & Defense)	296	21,336
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	265	11,689
Highwoods Properties, Inc. (Office REITs)	367	8,412
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	138	5,906
Home BancShares, Inc. (Banks)	665	14,477
ICU Medical, Inc.* (Health Care Equipment & Supplies)	70	13,240
IDACORP, Inc. (Electric Utilities)	84	9,334
Independence Realty Trust, Inc. (Residential REITs)	785	13,070
Ingredion, Inc. (Food Products)	230	24,419
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	256	14,162
Interactive Brokers Group, Inc. (Capital Markets)	159	12,378
International Bancshares Corp. (Banks)	71	3,030
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	113	12,993
ITT, Inc. (Machinery)	158	13,342
Jabil, Inc. (Electronic Equipment, Instruments & Components)	469	36,653
Janus Henderson Group PLC (Capital Markets)	463	12,015
JetBlue Airways Corp.* (Passenger Airlines)	1,134	8,097
John Wiley & Sons, Inc. - Class A (Media)	152	5,863
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	165	22,942
KB Home (Household Durables)	288	12,620
Kemper Corp. (Insurance)	225	10,946
Kilroy Realty Corp. (Office REITs)	370	10,819
Kirby Corp.* (Marine Transportation)	211	15,158
Kite Realty Group Trust (Retail REITs)	767	15,892
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	283	15,939
Kohl's Corp. (Broadline Retail)	387	8,526
Kyndryl Holdings, Inc.* (IT Services)	716	10,353
Lamar Advertising Co. - Class A (Specialized REITs)	136	14,372
Lear Corp. (Automobile Components)	208	26,553
Leggett & Platt, Inc. (Household Durables)	466	15,056
Lennox International, Inc. (Building Products)	42	11,840
Life Storage, Inc. (Specialized REITs)	115	15,454
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	177	10,671
Lithia Motors, Inc. (Specialty Retail)	96	21,205
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	32	7,752
LivaNova PLC* (Health Care Equipment & Supplies)	188	9,005
Lumentum Holdings, Inc.* (Communications Equipment)	242	11,677
Macy's, Inc. (Broadline Retail)	950	15,523
Manhattan Associates, Inc.* (Software)	93	15,408
ManpowerGroup, Inc. (Professional Services)	177	13,401
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	136	18,300
Masimo Corp.* (Health Care Equipment & Supplies)	63	11,916
MasTec, Inc.* (Construction & Engineering)	208	18,472
Mattel, Inc.* (Leisure Products)	1,243	22,374
Maximus, Inc. (Professional Services)	214	17,900
MDU Resources Group, Inc. (Construction & Engineering)	714	20,864
Medical Properties Trust, Inc.(a) (Health Care REITs)	2,101	18,426
Mercury Systems, Inc.* (Aerospace & Defense)	87	4,147
MGIC Investment Corp. (Financial Services)	1,028	15,286

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	202	$16,941
MSA Safety, Inc. (Commercial Services & Supplies)	59	7,655
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	83	7,531
National Fuel Gas Co. (Gas Utilities)	97	5,422
National Instruments Corp. (Electronic Equipment, Instruments & Components)	193	11,238
National Retail Properties, Inc. (Retail REITs)	299	13,007
National Storage Affiliates Trust (Specialized REITs)	156	6,014
Navient Corp. (Consumer Finance)	353	5,839
NCR Corp.* (Software)	483	10,766
Neogen Corp.* (Health Care Equipment & Supplies)	757	13,036
New Jersey Resources Corp. (Gas Utilities)	118	6,094
New York Community Bancorp, Inc. (Banks)	2,390	25,548
NewMarket Corp. (Chemicals)	13	5,195
Nordstrom, Inc.(a) (Broadline Retail)	389	6,014
NorthWestern Corp. (Multi-Utilities)	204	11,958
Old National Bancorp (Banks)	1,026	13,759
Old Republic International Corp. (Insurance)	968	24,461
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	104	6,786
Omega Healthcare Investors, Inc. (Health Care REITs)	418	11,186
Omnicell, Inc.* (Health Care Equipment & Supplies)	158	9,602
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	74	6,350
Oshkosh Corp. (Machinery)	230	17,601
Owens Corning (Building Products)	152	16,235
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	62	4,637
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	788	9,495
Patterson Cos., Inc. (Health Care Providers & Services)	302	8,187
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	546	16,265
Penumbra, Inc.* (Health Care Equipment & Supplies)	50	14,205
Performance Food Group Co.* (Consumer Staples Distribution)	302	18,932
Perrigo Co. PLC (Pharmaceuticals)	472	17,554
Physicians Realty Trust (Health Care REITs)	797	11,493
Pilgrim's Pride Corp.* (Food Products)	155	3,536
Pinnacle Financial Partners, Inc. (Banks)	269	14,588
PNM Resources, Inc. (Electric Utilities)	114	5,487
Polaris, Inc. (Leisure Products)	92	9,996
Portland General Electric Co. (Electric Utilities)	314	15,894
Post Holdings, Inc.* (Food Products)	189	17,103
PotlatchDeltic Corp. (Specialized REITs)	122	5,640
Primerica, Inc. (Insurance)	39	7,118
Progyny, Inc.* (Health Care Providers & Services)	165	5,485
Prosperity Bancshares, Inc. (Banks)	321	20,101
PVH Corp. (Textiles, Apparel & Luxury Goods)	222	19,050
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	85	7,646
R1 RCM, Inc.* (Health Care Providers & Services)	480	7,483
Rayonier, Inc. (Specialized REITs)	233	7,307
Regal Rexnord Corp. (Electrical Equipment)	232	30,196
Reinsurance Group of America, Inc. (Insurance)	235	33,445
RenaissanceRe Holdings, Ltd. (Insurance)	68	14,648
Rexford Industrial Realty, Inc. (Industrial REITs)	287	16,006
RH* (Specialty Retail)	65	16,583
Ryder System, Inc. (Ground Transportation)	176	13,932
Sabra Health Care REIT, Inc. (Health Care REITs)	808	9,211
Saia, Inc.* (Ground Transportation)	39	11,613
Science Applications International Corp. (Professional Services)	63	6,428
Sensient Technologies Corp. (Chemicals)	149	11,095
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	52	7,244
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	27	2,929
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	472	25,106
Sonoco Products Co. (Containers & Packaging)	167	10,124
Sotera Health Co.* (Life Sciences Tools & Services)	345	5,786
SouthState Corp. (Banks)	114	7,864
Southwest Gas Holdings, Inc. (Gas Utilities)	227	12,712
Spire, Inc. (Gas Utilities)	94	6,367
Spirit Realty Capital, Inc. (Retail REITs)	490	18,845
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution)	170	5,892
STAAR Surgical Co.* (Health Care Equipment & Supplies)	54	3,805
Starwood Property Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,086	19,429
Stericycle, Inc.* (Commercial Services & Supplies)	325	14,836
Stifel Financial Corp. (Capital Markets)	370	22,190
SunPower Corp.* (Electrical Equipment)	129	1,705
Sunrun, Inc.* (Electrical Equipment)	748	15,738
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	32	3,374
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	140	12,398
Syneos Health, Inc.* (Life Sciences Tools & Services)	361	14,172
Synovus Financial Corp. (Banks)	512	15,770
Taylor Morrison Home Corp.* (Household Durables)	381	16,417
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	149	13,267
TEGNA, Inc. (Media)	783	13,389

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Health Care Providers & Services)	381	$27,935
Teradata Corp.* (Software)	193	7,471
Terex Corp. (Machinery)	238	10,612
Tetra Tech, Inc. (Commercial Services & Supplies)	81	11,208
Texas Capital Bancshares, Inc.* (Banks)	168	8,442
The Boston Beer Co., Inc.* - Class A (Beverages)	12	3,810
The Brink's Co. (Commercial Services & Supplies)	88	5,531
The Chemours Co. (Chemicals)	223	6,483
The Gap, Inc. (Specialty Retail)	741	7,114
The Goodyear Tire & Rubber Co.* (Automobile Components)	990	10,563
The Hanover Insurance Group, Inc. (Insurance)	51	6,098
The Macerich Co. (Retail REITs)	752	7,512
The Middleby Corp.* (Machinery)	98	13,806
The New York Times Co. - Class A (Media)	291	11,567
The Scotts Miracle-Gro Co.(a) (Chemicals)	144	9,621
The Timken Co. (Machinery)	117	8,991
The Western Union Co. (Financial Services)	1,310	14,318
Thor Industries, Inc. (Automobile Components)	188	14,856
Toll Brothers, Inc. (Household Durables)	361	23,073
TopBuild Corp.* (Household Durables)	53	11,950
Topgolf Callaway Brands Corp.* (Leisure Products)	485	10,752
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	286	10,945
Trex Co., Inc.* (Building Products)	182	9,948
TripAdvisor, Inc.* (Interactive Media & Services)	366	6,489
UGI Corp. (Gas Utilities)	737	24,969
UMB Financial Corp. (Banks)	154	9,796
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	659	5,845
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	661	5,314
United Bankshares, Inc. (Banks)	244	8,084
United States Steel Corp. (Metals & Mining)	796	18,212
Univar Solutions, Inc.* (Trading Companies & Distributors)	574	20,376
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	57	7,607
Unum Group (Insurance)	658	27,768
US Foods Holding Corp.* (Consumer Staples Distribution)	517	19,853
Valley National Bancorp (Banks)	1,472	13,807
Valvoline, Inc. (Specialty Retail)	326	11,263
Vicor Corp.* (Electrical Equipment)	44	1,891
Victoria's Secret & Co.* (Specialty Retail)	284	8,807
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	454	9,666
Vontier Corp. (Electronic Equipment, Instruments & Components)	554	15,030
Vornado Realty Trust (Office REITs)	565	8,481
Voya Financial, Inc. (Financial Services)	342	26,157
Watts Water Technologies, Inc. - Class A (Machinery)	46	7,440
Webster Financial Corp. (Banks)	611	22,789
Werner Enterprises, Inc. (Ground Transportation)	207	9,350
Williams-Sonoma, Inc. (Specialty Retail)	121	14,646
Wintrust Financial Corp. (Banks)	214	14,631
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	241	11,219
Woodward, Inc. (Aerospace & Defense)	210	20,164
Worthington Industries, Inc. (Metals & Mining)	55	3,266
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	150	10,233
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	389	6,095
XPO, Inc.* (Ground Transportation)	403	17,805
YETI Holdings, Inc.* (Leisure Products)	137	5,405
Ziff Davis, Inc.* (Interactive Media & Services)	165	12,068
TOTAL COMMON STOCKS (Cost $2,842,254)		3,625,631

Collateral for Securities Loaned(b)  (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(c)	49,185	$49,185
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $49,185)		49,185
TOTAL INVESTMENT SECURITIES (Cost $2,891,439) - 101.9%		3,674,816
Net other assets (liabilities) - (1.9)%		(68,689)
NET ASSETS - 100.0%		$3,606,127

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $48,865.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$45,647	1.3%
Air Freight & Logistics	22,261	0.6%
Automobile Components	105,549	2.9%
Banks	318,489	8.8%
Beverages	14,420	0.4%
Biotechnology	6,976	0.2%
Broadline Retail	36,849	1.0%
Building Products	71,485	2.0%
Capital Markets	64,115	1.8%
Chemicals	63,326	1.8%
Commercial Services & Supplies	39,230	1.1%
Communications Equipment	35,709	1.0%
Construction & Engineering	72,523	2.0%
Consumer Finance	5,839	0.2%
Consumer Staples Distribution	69,518	1.9%
Containers & Packaging	30,177	0.8%
Diversified Consumer Services	8,634	0.2%
Diversified Telecommunication Services	17,626	0.5%
Electric Utilities	58,373	1.6%
Electrical Equipment	70,449	2.0%
Electronic Equipment, Instruments & Components	173,886	4.8%
Financial Services	81,270	2.3%
Food Products	51,880	1.4%
Gas Utilities	55,564	1.5%
Ground Transportation	78,063	2.2%
Health Care Equipment & Supplies	128,380	3.6%
Health Care Providers & Services	90,187	2.5%
Health Care REITs	76,742	2.1%
Hotel & Resort REITs	9,495	0.3%
Hotels, Restaurants & Leisure	108,581	3.0%
Household Durables	87,645	2.4%
Household Products	7,823	0.2%
Independent Power and Renewable Electricity Producers	6,350	0.2%
Industrial REITs	39,190	1.1%
Insurance	181,918	5.1%
Interactive Media & Services	18,557	0.5%
IT Services	10,353	0.3%
Leisure Products	57,345	1.6%
Life Sciences Tools & Services	42,044	1.2%
Machinery	157,971	4.4%
Marine Transportation	15,158	0.4%
Media	44,471	1.2%
Metals & Mining	80,885	2.2%
Mortgage Real Estate Investment Trusts (REITs)	19,429	0.5%
Multi-Utilities	19,140	0.5%
Office REITs	51,561	1.4%
Oil, Gas & Consumable Fuels	20,721	0.6%
Passenger Airlines	8,097	0.2%
Personal Care Products	25,186	0.7%
Pharmaceuticals	17,554	0.5%
Professional Services	76,128	2.1%
Real Estate Management & Development	22,942	0.6%
Residential REITs	32,374	0.9%
Retail REITs	73,327	2.0%
Semiconductors & Semiconductor Equipment	63,346	1.8%
Software	76,846	2.1%
Specialized REITs	76,335	2.1%
Specialty Retail	143,931	4.0%
Technology Hardware, Storage & Peripherals	9,469	0.3%
Textiles, Apparel & Luxury Goods	93,436	2.6%
Trading Companies & Distributors	34,856	1.0%
Other **	(19,504)	(0.5)%
Total	$3,606,127	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (38.4%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	2,451	$190,467
Adobe, Inc.* (Software)	1,431	540,288
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,036	450,067
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,278	152,938
Align Technology, Inc.* (Health Care Equipment & Supplies)	239	77,747
Alphabet, Inc.* - Class A (Interactive Media & Services)	14,621	1,569,418
Alphabet, Inc.* - Class C (Interactive Media & Services)	14,375	1,555,663
Amazon.com, Inc.* (Broadline Retail)	24,684	2,602,927
American Electric Power Co., Inc. (Electric Utilities)	1,608	148,612
Amgen, Inc. (Biotechnology)	1,667	399,647
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,581	284,390
ANSYS, Inc.* (Software)	272	85,386
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,646	5,200,013
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,641	298,512
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	275	175,137
AstraZeneca PLCADR (Pharmaceuticals)	1,884	137,946
Atlassian Corp.* - Class A (Software)	469	69,253
Autodesk, Inc.* (Software)	674	131,288
Automatic Data Processing, Inc. (Professional Services)	1,295	284,900
Baker Hughes Co. (Energy Equipment & Services)	3,159	92,369
Biogen, Inc.* (Biotechnology)	451	137,208
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	118	316,985
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,303	816,330
Cadence Design Systems, Inc.* (Software)	853	178,661
Charter Communications, Inc.* - Class A (Media)	477	175,870
Cintas Corp. (Commercial Services & Supplies)	318	144,935
Cisco Systems, Inc. (Communications Equipment)	12,800	604,800
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,592	95,058
Comcast Corp. - Class A (Media)	13,146	543,850
Constellation Energy Corp. (Electric Utilities)	1,022	79,103
Copart, Inc.* (Commercial Services & Supplies)	1,489	117,705
CoStar Group, Inc.* (Professional Services)	1,271	97,803
Costco Wholesale Corp. (Consumer Staples Distribution)	1,387	697,966
Crowdstrike Holdings, Inc.* - Class A (Software)	682	81,874
CSX Corp. (Ground Transportation)	6,446	197,506
Datadog, Inc.* - Class A (Software)	919	61,922
DexCom, Inc.* (Health Care Equipment & Supplies)	1,208	146,579
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	574	81,623
Dollar Tree, Inc.* (Consumer Staples Distribution)	691	106,214
eBay, Inc. (Broadline Retail)	1,678	77,910
Electronic Arts, Inc. (Entertainment)	857	109,079
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	427	70,113
Exelon Corp. (Electric Utilities)	3,107	131,861
Fastenal Co. (Trading Companies & Distributors)	1,784	96,051
Fiserv, Inc.* (Financial Services)	1,963	239,722
Fortinet, Inc.* (Software)	2,450	154,473
Gilead Sciences, Inc. (Biotechnology)	3,897	320,372
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	1,703	100,136
Honeywell International, Inc. (Industrial Conglomerates)	2,088	417,266
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	259	127,469
Illumina, Inc.* (Life Sciences Tools & Services)	494	101,547
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,928	401,544
Intuit, Inc. (Software)	877	389,344
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,095	329,836
JD.com, Inc.ADR (Broadline Retail)	1,440	51,437
Keurig Dr Pepper, Inc. (Beverages)	4,395	143,717
KLA Corp. (Semiconductors & Semiconductor Equipment)	433	167,372
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	422	221,162
Lucid Group, Inc.*(a) (Automobile Components)	5,716	45,385
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	382	145,133
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	963	163,074
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,666	105,254
Mercadolibre, Inc.* (Broadline Retail)	157	200,566
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	6,956	1,671,666
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,712	124,959
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,410	219,468
Microsoft Corp. (Software)	17,853	5,485,514
Moderna, Inc.* (Biotechnology)	1,207	160,398
Mondelez International, Inc. - Class A (Food Products)	4,260	326,827
Monster Beverage Corp.* (Beverages)	3,260	182,560
Netflix, Inc.* (Entertainment)	1,391	458,933
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,719	2,141,945

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	810	$132,629
Old Dominion Freight Line, Inc. (Ground Transportation)	344	110,214
O'Reilly Automotive, Inc.* (Specialty Retail)	193	177,041
PACCAR, Inc. (Machinery)	1,633	121,969
Palo Alto Networks, Inc.* (Software)	946	172,607
Paychex, Inc. (Professional Services)	1,126	123,702
PayPal Holdings, Inc.* (Financial Services)	3,536	268,736
PDD Holdings, Inc.*ADR (Broadline Retail)	1,860	126,759
PepsiCo, Inc. (Beverages)	4,304	821,590
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,484	406,931
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	336	269,401
Rivian Automotive, Inc.*(a) - Class A (Automobile Components)	2,873	36,832
Ross Stores, Inc. (Specialty Retail)	1,076	114,841
Seagen, Inc.* (Biotechnology)	584	116,800
Sirius XM Holdings, Inc.(a) (Media)	12,158	46,200
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,591	410,416
Synopsys, Inc.* (Software)	476	176,748
Tesla, Inc.* (Automobile Components)	7,622	1,252,371
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,832	473,510
The Kraft Heinz Co. (Food Products)	3,828	150,326
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,811	548,403
Verisk Analytics, Inc. (Professional Services)	483	93,755
Vertex Pharmaceuticals, Inc.* (Biotechnology)	803	273,606
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	2,696	95,034
Warner Bros. Discovery, Inc.* (Entertainment)	7,594	103,354
Workday, Inc.* - Class A (Software)	638	118,757
Xcel Energy, Inc. (Electric Utilities)	1,718	120,105
Zoom Video Communications, Inc.* - Class A (Software)	768	47,178
Zscaler, Inc.* (Software)	451	40,635
TOTAL COMMON STOCKS (Cost $17,274,964)		41,161,503

Repurchase Agreements(b)(c)  (15.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $16,435,386	$16,429,000	$16,429,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,429,000)		16,429,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	98,350	$98,350
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $98,350)		98,350
TOTAL INVESTMENT SECURITIES (Cost $33,802,314) - 53.8%		57,688,853
Net other assets (liabilities) - 46.2%		49,461,425
NET ASSETS - 100.0%		$107,150,278

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $92,702.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $995,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	39	6/20/23	$10,389,795	$665,748

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/30/23	5.43%	$49,571,131	$(89)
Nasdaq-100 Index	UBS AG	5/30/23	5.63%	6,053,417	38,343
				$55,624,548	$38,254

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Automobile Components	$1,334,588	1.2%
Beverages	1,147,867	1.1%
Biotechnology	1,677,432	1.6%
Broadline Retail	3,059,599	2.9%
Commercial Services & Supplies	262,640	0.2%
Communications Equipment	604,800	0.6%
Consumer Staples Distribution	899,214	0.8%
Electric Utilities	479,681	0.4%
Energy Equipment & Services	92,369	0.1%
Entertainment	861,833	0.8%
Financial Services	508,458	0.5%
Food Products	477,153	0.4%
Ground Transportation	307,720	0.3%
Health Care Equipment & Supplies	681,631	0.6%
Hotels, Restaurants & Leisure	1,043,413	1.0%
Industrial Conglomerates	417,266	0.4%
Interactive Media & Services	4,796,747	4.5%
IT Services	95,058	0.1%
Life Sciences Tools & Services	101,547	0.1%
Machinery	121,969	0.1%
Media	765,920	0.7%
Oil, Gas & Consumable Fuels	81,623	0.1%
Pharmaceuticals	137,946	0.1%
Professional Services	600,161	0.6%
Semiconductors & Semiconductor Equipment	6,589,459	6.1%
Software	7,733,928	7.2%
Specialty Retail	291,882	0.3%
Technology Hardware, Storage & Peripherals	5,200,013	4.9%
Textiles, Apparel & Luxury Goods	145,133	0.1%
Trading Companies & Distributors	96,050	0.1%
Wireless Telecommunication Services	548,403	0.5%
Other **	65,988,775	61.6%
Total	$107,150,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas Equipment & Services UltraSector ProFund (formerly Oil Equipment & Services UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (68.0%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	15,007	$154,422
Baker Hughes Co. (Energy Equipment & Services)	17,087	499,623
Bristow Group, Inc.* (Energy Equipment & Services)	1,910	42,727
Cactus, Inc. - Class A (Energy Equipment & Services)	11,661	472,037
ChampionX Corp. (Energy Equipment & Services)	17,319	468,999
Core Laboratories N.V. (Energy Equipment & Services)	6,404	144,154
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	18,868	216,793
DMC Global, Inc.* (Energy Equipment & Services)	2,782	52,691
Dril-Quip, Inc.* (Energy Equipment & Services)	5,343	145,757
Expro Group Holdings N.V.* (Energy Equipment & Services)	12,297	244,587
Halliburton Co. (Energy Equipment & Services)	14,397	471,502
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	33,794	245,007
Helmerich & Payne, Inc. (Energy Equipment & Services)	12,615	418,313
Liberty Energy, Inc. (Energy Equipment & Services)	34,565	442,778
Nabors Industries, Ltd.* (Energy Equipment & Services)	3,520	351,085
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	55,373	447,414
Noble Corp. PLC* (Energy Equipment & Services)	12,459	479,049
NOV, Inc. (Energy Equipment & Services)	24,590	411,883
Oceaneering International, Inc.* (Energy Equipment & Services)	20,875	370,114
Oil States International, Inc.* (Energy Equipment & Services)	10,674	75,145
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	37,756	422,490
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	9,740	109,088
ProPetro Holding Corp.* (Energy Equipment & Services)	25,541	177,255
RPC, Inc. (Energy Equipment & Services)	26,756	197,727
Schlumberger, Ltd. (Energy Equipment & Services)	9,739	480,620
Select Energy Services, Inc. - Class A (Energy Equipment & Services)	16,582	123,204
TechnipFMC PLC* (Energy Equipment & Services)	34,161	467,664
TETRA Technologies, Inc.* (Energy Equipment & Services)	18,986	54,110
Tidewater, Inc.* (Energy Equipment & Services)	10,835	487,899
Transocean, Ltd.* (Energy Equipment & Services)	74,355	438,695
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	12,413	161,990
Valaris, Ltd.* (Energy Equipment & Services)	7,686	461,160
Weatherford International PLC* (Energy Equipment & Services)	8,310	537,074
TOTAL COMMON STOCKS (Cost $6,091,160)		10,273,056

Repurchase Agreements(a)(b)  (37.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $5,631,188	$5,629,000	$5,629,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,629,000)		5,629,000
TOTAL INVESTMENT SECURITIES (Cost $11,720,160) - 105.2%		15,902,056
Net other assets (liabilities) - (5.2)%		(787,261)
NET ASSETS - 100.0%		$15,114,795

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $2,573,000.

Oil & Gas Equipment & Services UltraSector ProFund (formerly Oil Equipment & Services UltraSector ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$5,697,371	$(278,513)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	5/23/23	5.23%	6,796,676	(315,931)
				$12,494,047	$(594,444)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$10,273,056	68.0%
Other **	4,841,739	32.0%
Total	$15,114,795	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (65.2%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	2,207	$19,620
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	425	15,202
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,091	59,384
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	168	6,337
Arvinas, Inc.* (Pharmaceuticals)	1,420	37,218
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,731	123,819
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,538	102,692
Cara Therapeutics, Inc.* (Pharmaceuticals)	1,648	6,922
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	3,535	82,083
Catalent, Inc.* (Pharmaceuticals)	1,488	74,579
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	959	22,316
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,668	37,580
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	2,309	24,845
DICE Therapeutics, Inc.* (Pharmaceuticals)	1,060	34,450
Elanco Animal Health, Inc.* (Pharmaceuticals)	10,564	100,041
Eli Lilly & Co. (Pharmaceuticals)	321	127,072
Esperion Therapeutics, Inc.* (Pharmaceuticals)	5,095	6,725
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,456	46,941
Innoviva, Inc.* (Pharmaceuticals)	1,732	20,316
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,659	103,107
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	754	105,914
Johnson & Johnson (Pharmaceuticals)	667	109,188
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	350	26,723
Merck & Co., Inc. (Pharmaceuticals)	939	108,426
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,154	7,155
Organon & Co. (Pharmaceuticals)	4,457	109,776
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,342	60,806
Perrigo Co. PLC (Pharmaceuticals)	2,776	103,239
Pfizer, Inc. (Pharmaceuticals)	2,565	99,753
Pliant Therapeutics, Inc.* (Pharmaceuticals)	950	26,838
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	662	40,733
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	712	70,388
Revance Therapeutics, Inc.* (Pharmaceuticals)	2,701	85,973
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,054	107,348
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	958	35,312
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,124	12,173
Ventyx Biosciences, Inc.* (Pharmaceuticals)	1,477	55,535
Viatris, Inc. (Pharmaceuticals)	10,109	94,317
Zoetis, Inc. (Pharmaceuticals)	626	110,038
TOTAL COMMON STOCKS (Cost $1,733,712)		2,420,884

Repurchase Agreements(b)(c)  (32.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,219,474	$1,219,000	$1,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,219,000)		1,219,000

Collateral for Securities Loaned(d)  (2.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	80,306	$80,306
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $80,306)		80,306
TOTAL INVESTMENT SECURITIES (Cost $3,033,018) - 100.3%		3,720,190
Net other assets (liabilities) - (0.3)%		(11,421)
NET ASSETS - 100.0%		$3,708,769

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $80,202.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $449,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	5/23/23	5.43%	$1,804,816	$(7,779)
S&P Pharmaceuticals Select Industry Index	UBS AG	5/23/23	5.18%	1,340,306	(16,121)
				$3,145,122	$(23,900)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Pharmaceuticals	$2,420,884	65.2%
Other **	1,287,885	34.8%
Total	$3,708,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (73.1%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	39,824	$2,259,216
Alamos Gold, Inc. (Metals & Mining)	31,829	411,549
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	33,878	900,477
B2Gold Corp. (Metals & Mining)	99,999	393,996
Barrick Gold Corp. (Metals & Mining)	142,564	2,714,418
Cia de Minas Buenaventura S.A.AADR(a) (Metals & Mining)	19,355	136,840
Coeur Mining, Inc.* (Metals & Mining)	22,737	77,306
Eldorado Gold Corp.* (Metals & Mining)	14,954	165,242
Endeavour Silver Corp.* (Metals & Mining)	15,348	59,857
Equinox Gold Corp.* (Metals & Mining)	22,886	113,972
First Majestic Silver Corp. (Metals & Mining)	19,153	135,220
Fortuna Silver Mines, Inc.* (Metals & Mining)	23,485	87,599
Franco-Nevada Corp. (Metals & Mining)	15,512	2,354,410
Gold Fields, Ltd.ADR (Metals & Mining)	72,141	1,122,514
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	44,019	202,928
Hecla Mining Co. (Metals & Mining)	45,504	275,299
IAMGOLD Corp.* (Metals & Mining)	36,826	104,954
Kinross Gold Corp. (Metals & Mining)	98,890	499,395
MAG Silver Corp.* (Metals & Mining)	7,118	92,392
New Gold, Inc.* (Metals & Mining)	55,218	70,679
Newmont Corp. (Metals & Mining)	64,226	3,044,311
Novagold Resources, Inc.* (Metals & Mining)	19,731	107,337
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,885	242,030
Pan American Silver Corp. (Metals & Mining)	29,460	524,683
Royal Gold, Inc. (Metals & Mining)	5,313	703,654
Sandstorm Gold, Ltd. (Metals & Mining)	19,306	111,010
Seabridge Gold, Inc.* (Metals & Mining)	5,397	75,774
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	57,264	512,513
SilverCrest Metals, Inc.* (Metals & Mining)	11,856	77,538
SSR Mining, Inc. (Metals & Mining)	16,725	239,502
Wheaton Precious Metals Corp. (Metals & Mining)	36,578	1,806,222
TOTAL COMMON STOCKS (Cost $9,238,854)		19,622,837

Repurchase Agreements(b)(c)  (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $7,500,915	$7,498,000	$7,498,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,498,000)		7,498,000

Collateral for Securities Loaned(d)  (2.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	665,089	$665,089
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $665,089)		665,089
TOTAL INVESTMENT SECURITIES (Cost $17,401,943) - 103.6%		27,785,926
Net other assets (liabilities) - (3.6)%		(968,972)
NET ASSETS - 100.0%		$26,816,954

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $649,089.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $2,659,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/23	5.43%	$10,261,332	$(25,690)
Dow Jones Precious Metals Index	UBS AG	5/23/23	5.58%	10,347,788	(30,512)
				$20,609,120	$(56,202)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Metals & Mining	$19,622,837	73.1%
Other **	7,194,117	26.9%
Total	$26,816,954	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (76.3%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	637	$79,103
American Tower Corp. (Specialized REITs)	1,882	384,663
AvalonBay Communities, Inc. (Residential REITs)	566	102,089
Boston Properties, Inc. (Office REITs)	578	30,842
Camden Property Trust (Residential REITs)	445	48,972
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,278	97,971
Crown Castle, Inc. (Specialized REITs)	1,752	215,654
Digital Realty Trust, Inc. (Specialized REITs)	1,164	115,411
Equinix, Inc. (Specialized REITs)	374	270,806
Equity Commonwealth (Office REITs)	1	10
Equity Residential (Residential REITs)	1,378	87,159
Essex Property Trust, Inc. (Residential REITs)	262	57,569
Extra Space Storage, Inc. (Specialized REITs)	542	82,406
Federal Realty Investment Trust (Retail REITs)	296	29,271
Gaming & Leisure Properties, Inc. (Specialized REITs)	1	52
Healthpeak Properties, Inc. (Health Care REITs)	2,213	48,620
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,891	46,747
Invitation Homes, Inc. (Residential REITs)	2,350	78,420
Iron Mountain, Inc. (Specialized REITs)	1,176	64,962
Kimco Realty Corp. (Retail REITs)	2,503	48,033
Mid-America Apartment Communities, Inc. (Residential REITs)	468	71,978
Prologis, Inc. (Industrial REITs)	3,729	467,057
Public Storage (Specialized REITs)	639	188,396
Realty Income Corp. (Retail REITs)	2,537	159,425
Regency Centers Corp. (Retail REITs)	623	38,271
SBA Communications Corp. (Specialized REITs)	436	113,748
Simon Property Group, Inc. (Retail REITs)	1,321	149,696
UDR, Inc. (Residential REITs)	1,250	51,663
Ventas, Inc. (Health Care REITs)	1,619	77,793
VICI Properties, Inc. (Specialized REITs)	4,061	137,830
Welltower, Inc. (Health Care REITs)	1,911	151,389
Weyerhaeuser Co. (Specialized REITs)	2,965	88,683
TOTAL COMMON STOCKS
(Cost $1,885,682)		3,584,689

Repurchase Agreements(a)(b)  (22.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,033,401	$1,033,000	$1,033,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,033,000)		1,033,000
TOTAL INVESTMENT SECURITIES
(Cost $2,918,682) - 98.3%		4,617,689
Net other assets (liabilities) - 1.7%		77,707
NET ASSETS - 100.0%		$4,695,396

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $691,000.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

 Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$1,263,522	$21,443
S&P Real Estate Select Sector Index	UBS AG	5/23/23	5.08%	2,166,197	36,274
				$3,429,719	$57,717

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Health Care REITs	$277,802	5.9%
Hotel & Resort REITs	46,747	1.0%
Industrial REITs	467,057	9.9%
Office REITs	109,955	2.3%
Real Estate Management & Development	97,972	2.1%
Residential REITs	497,850	10.6%
Retail REITs	424,696	9.1%
Specialized REITs	1,662,610	35.4%
Other **	1,110,707	23.7%
Total	$4,695,396	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b) (76.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $11,300,391	$11,296,000	$11,296,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,296,000)		11,296,000
TOTAL INVESTMENT SECURITIES
(Cost $11,296,000) - 76.6%		11,296,000
Net other assets (liabilities) - 23.4%		3,455,499
NET ASSETS - 100.0%		$14,751,499

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $480,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625%, due 2/15/53	Citibank North America	5/15/23	(4.65)%	$(9,123,094)	$(147,255)
30-Year U.S. Treasury Bond, 3.625%, due 2/15/53	Societe' Generale	5/15/23	(4.62)%	(9,053,679)	(216,803)
				$(18,176,773)	$(364,058)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,120,824	$2,120,000	$2,120,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,120,000)		2,120,000
TOTAL INVESTMENT SECURITIES
(Cost $2,120,000) - 103.0%		2,120,000
Net other assets (liabilities) - (3.0)%		(61,739)
NET ASSETS - 100.0%		$2,058,261

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $74,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 3.50%, due 2/15/33	Citibank North America	5/15/23	(4.65)%	$(1,297,861)	$(43,633)
10-Year U.S. Treasury Note, 3.50%, due 2/15/33	Societe' Generale	5/15/23	(4.62)%	(744,509)	(27,481)
				$(2,042,370)	$(71,114)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $17,228,695	$17,222,000	$17,222,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,222,000)		17,222,000
TOTAL INVESTMENT SECURITIES
(Cost $17,222,000) - 95.8%		17,222,000
Net other assets (liabilities) - 4.2%		746,693
NET ASSETS - 100.0%		$17,968,693

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $1,639,000.

As of April 30, 2023, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$647,701	British pound	518,875	5/12/23	$652,151	$(4,450)
U.S. dollar	836,973	Canadian dollar	1,124,264	5/12/23	830,109	6,864
U.S. dollar	5,940,908	Euro	5,397,072	5/12/23	5,950,877	(9,969)
U.S. dollar	1,128,266	Japanese yen	149,607,729	5/12/23	1,100,256	28,010
U.S. dollar	449,151	Swedish krona	4,622,884	5/12/23	451,171	(2,020)
U.S. dollar	448,135	Swiss franc	400,028	5/12/23	448,311	(176)
Total Short Contracts	$9,451,134				$9,432,875	$18,259

As of April 30, 2023, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,555,432	British pound	1,246,068	5/12/23	$1,566,129	(10,697)
U.S. dollar	854,338	Canadian dollar	1,147,864	5/12/23	847,534	6,804
U.S. dollar	4,680,979	Euro	4,251,760	5/12/23	4,688,042	(7,063)
U.S. dollar	1,320,352	Japanese yen	175,081,624	5/12/23	1,287,597	32,755
U.S. dollar	314,768	Swedish krona	3,239,284	5/12/23	316,138	(1,370)
U.S. dollar	224,580	Swiss franc	200,469	5/12/23	224,666	(86)
Total Short Contracts	$8,950,449				$8,930,106	$20,343

Long:
British pound	57,326	U.S. dollar	$71,861	5/12/23	$72,051	$190
Canadian dollar	90,975	U.S. dollar	68,258	5/12/23	67,172	(1,086)
Euro	291,946	U.S. dollar	323,077	5/12/23	321,903	(1,174)
Japanese yen	1,538,990	U.S. dollar	11,632	5/12/23	11,318	(314)
Swedish krona	129,069	U.S. dollar	12,593	5/12/23	12,596	3
Swiss franc	27,628	U.S. dollar	31,174	5/12/23	30,963	(211)
Total Long Contracts			$518,595		$516,003	$(2,592)

			Total unrealized appreciation			$74,626
			Total unrealized (depreciation)			(38,616)
			Total net unrealized appreciation/(depreciation)			$36,010

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (75.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	42,074	$3,760,153
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,700	60,809
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,622	58,654
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	13,230	2,379,812
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	21,993	2,485,869
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,908	6,833,862
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,442	123,709
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,548	582,582
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,889	291,364
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	1,849	108,721
Intel Corp. (Semiconductors & Semiconductor Equipment)	107,982	3,353,921
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,613	1,396,569
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,522	1,845,810
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,577	285,087
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,271	879,259
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,298	1,043,611
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	28,481	1,833,037
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,493	125,218
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,167	539,119
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	64,203	17,815,691
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	6,763	1,107,374
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	11,274	811,277
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,487	108,224
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,608	240,145
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	29,108	3,399,814
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,667	32,490
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	833	116,037
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,150	439,485
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,459	416,734
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,064	371,368
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	23,650	3,954,280
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,133	151,210
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,248	151,194
TOTAL COMMON STOCKS
(Cost $20,756,561)		57,102,489

Repurchase Agreements(a)(b) (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $19,769,682	$19,762,000	$19,762,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,762,000)		19,762,000
TOTAL INVESTMENT SECURITIES
(Cost $40,518,561) - 101.1%		76,864,489
Net other assets (liabilities) - (1.1)%		(866,865)
NET ASSETS - 100.0%		$75,997,624

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $12,110,000.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/23/23	5.43%	$35,026,940	$(129,251)
Dow Jones U.S. Semiconductors Index	UBS AG	5/23/23	5.18%	21,625,263	(80,740)
				$56,652,203	$(209,991)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$57,102,489	75.1%
Other **	18,895,135	24.9%
Total	$75,997,624	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

U.S. Treasury Obligation  (85.0%)

	Principal Amount	Value
U.S. Treasury Bills, 4.77%+, 5/18/23^	$225,000	$224,539
TOTAL U.S. TREASURY OBLIGATION
(Cost $224,534)		224,539
TOTAL INVESTMENT SECURITIES
(Cost $224,534) - 85.0%		224,539
Reverse Repurchase Agreements including accrued interest- (85.0)%		(224,628)
Net other assets (liabilities) - 100.0%		264,387
NET ASSETS - 100.0%		$264,298

+	Reflects the effective yield or interest rate in effect at April 30, 2023.
^	$ 224,539 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	1	5/30/23	$(147,375)	$2,309
CME Micro Bitcoin Futures Contracts	39	5/30/23	(114,953)	1,484
			$(262,328)	$3,793

Short Energy ProFund (formerly Short Oil & Gas ProFund) :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b) (96.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,124,437	$1,124,000	$1,124,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,124,000)		1,124,000
TOTAL INVESTMENT SECURITIES
(Cost $1,124,000) - 96.7%		1,124,000
Net other assets (liabilities) - 3.3%		38,847
NET ASSETS - 100.0%		$1,162,847

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $365,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	5/23/23	(4.93)%	$(566,712)	$21,279
S&P Energy Select Sector Index	UBS AG	5/23/23	(4.63)%	(597,152)	8,093
				$(1,163,864)	$29,372

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (95.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $4,019,562	$4,018,000	$4,018,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,018,000)		4,018,000
TOTAL INVESTMENT SECURITIES
(Cost $4,018,000) - 95.5%		4,018,000
Net other assets (liabilities) - 4.5%		189,390
NET ASSETS - 100.0%		$4,207,390

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $654,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	3	6/20/23	$(799,215)	$(36,877)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/30/23	(5.18)%	$(2,345,204)	$(14,224)
Nasdaq-100 Index	UBS AG	5/30/23	(4.98)%	(1,033,187)	(6,563)
				$(3,378,391)	$(20,787)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $5,722,223	$5,720,000	$5,720,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,720,000)		5,720,000
TOTAL INVESTMENT SECURITIES
(Cost $5,720,000) - 95.4%		5,720,000
Net other assets (liabilities) - 4.6%		276,753
NET ASSETS - 100.0%		$5,996,753

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $1,203,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/23/23	(4.93)%	$(2,593,936)	$4,571
Dow Jones Precious Metals Index	UBS AG	5/23/23	(4.58)%	(3,394,041)	8,271
				$(5,987,977)	$12,842

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b) (102.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,843,716	$1,843,000	$1,843,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,843,000)		1,843,000
TOTAL INVESTMENT SECURITIES
(Cost $1,843,000) - 102.4%		1,843,000
Net other assets (liabilities) - (2.4)%		(43,188)
NET ASSETS - 100.0%		$1,799,812

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $395,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	5/23/23	(4.93)%	$(1,025,489)	$(19,606)
S&P Real Estate Select Sector Index	UBS AG	5/23/23	(4.48)%	(771,525)	(23,272)
				$(1,797,014)	$(42,878)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $18,601,228	$18,594,000	$18,594,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,594,000)		18,594,000
TOTAL INVESTMENT SECURITIES
(Cost $18,594,000) - 100.6%		18,594,000
Net other assets (liabilities) - (0.6)%		(118,777)
NET ASSETS - 100.0%		$18,475,223

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $2,029,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	6/20/23	$(354,960)	$11,031

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/30/23	(4.83)%	$(17,413,937)	$(176,836)
Russell 2000 Index	UBS AG	5/30/23	(4.33)%	(698,751)	(6,942)
				$(18,112,688)	$(183,778)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (99.9%)
	Shares	Value
8x8, Inc.* (Software)	445	$1,277
A10 Networks, Inc. (Software)	546	7,720
AAON, Inc. (Building Products)	358	35,084
Academy Sports & Outdoors, Inc. (Specialty Retail)	313	19,881
AdaptHealth Corp.* (Health Care Providers & Services)	654	7,770
Addus HomeCare Corp.* (Health Care Providers & Services)	137	11,198
Adtalem Global Education, Inc.* (Diversified Consumer Services)	387	15,700
ADTRAN Holdings, Inc. (Communications Equipment)	416	3,794
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	319	27,594
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	644	36,328
AeroVironment, Inc.* (Aerospace & Defense)	213	21,447
Agiliti, Inc.* (Health Care Providers & Services)	128	2,140
Agilysys, Inc.* (Software)	169	13,189
Alamo Group, Inc. (Machinery)	64	11,311
Alarm.com Holdings, Inc.* (Software)	425	20,268
Albany International Corp. – Class A (Machinery)	264	24,079
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	190	4,537
American Equity Investment Life Holding Co. (Insurance)	308	11,870
American States Water Co. (Water Utilities)	217	19,260
American Vanguard Corp. (Chemicals)	237	4,562
Ameris Bancorp (Banks)	337	11,290
AMERISAFE, Inc. (Insurance)	90	5,009
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	368	31,776
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	320	11,446
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	55	2,075
Anika Therapeutics, Inc.* (Biotechnology)	65	1,668
Apogee Enterprises, Inc. (Building Products)	107	4,554
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	327	44,361
Arcosa, Inc. (Construction & Engineering)	272	18,371
Arcus Biosciences, Inc.* (Biotechnology)	444	7,925
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	376	2,421
Armada Hoffler Properties, Inc. (Diversified REITs)	374	4,383
ARMOUR Residential REIT, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,386	7,068
Asbury Automotive Group, Inc.* (Specialty Retail)	85	16,444
Assured Guaranty, Ltd. (Insurance)	260	14,006
ATI, Inc.* (Metals & Mining)	683	26,377
Atlantic Union Bankshares Corp. (Banks)	247	7,069
ATN International, Inc. (Diversified Telecommunication Services)	91	3,291
Avantax, Inc.* (Capital Markets)	338	8,575
Avid Bioservices, Inc.* (Biotechnology)	365	6,588
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	167	4,928
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	280	33,124
Axos Financial, Inc.* (Banks)	245	9,964
B Riley Financial, Inc.(a) (Capital Markets)	67	2,111
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	248	32,819
Balchem Corp. (Chemicals)	274	36,005
BancFirst Corp. (Banks)	148	11,824
Banner Corp. (Banks)	291	14,527
Berkshire Hills Bancorp, Inc. (Banks)	218	4,637
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	291	5,110
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	433	10,725
Boise Cascade Co. (Trading Companies & Distributors)	335	22,884
Boot Barn Holdings, Inc.* (Specialty Retail)	155	11,233
Brady Corp. – Class A (Commercial Services & Supplies)	255	13,013
Brightsphere Investment Group, Inc. (Capital Markets)	143	3,229
California Water Service Group (Water Utilities)	289	16,207
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	217	7,191
Cal-Maine Foods, Inc. (Food Products)	323	15,343
Cara Therapeutics, Inc.* (Pharmaceuticals)	385	1,617
CareTrust REIT, Inc. (Health Care REITs)	525	10,232
Cars.com, Inc.* (Interactive Media & Services)	527	10,313
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	814	12,959
Cavco Industries, Inc.* (Household Durables)	68	20,415
Central Garden & Pet Co.* (Household Products)	40	1,474
Central Garden & Pet Co.* - Class A (Household Products)	169	5,971
Certara, Inc.* (Health Care Technology)	518	12,521
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	121	3,041
Chesapeake Utilities Corp. (Gas Utilities)	100	12,350
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	82	2,860
City Holding Co. (Banks)	127	11,581
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	442	30,519
Clearfield, Inc.* (Communications Equipment)	107	4,674
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	214	14,775
Coherus Biosciences, Inc.* (Biotechnology)	281	2,032
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	267	9,035

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued
	Shares	Value
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	286	$6,655
Comfort Systems USA, Inc. (Construction & Engineering)	305	45,595
Community Bank System, Inc. (Banks)	260	12,990
Community Healthcare Trust, Inc. (Health Care REITs)	121	4,331
Computer Programs and Systems, Inc.* (Health Care Technology)	64	1,656
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	779	8,959
CONMED Corp. (Health Care Equipment & Supplies)	128	16,073
Consensus Cloud Solutions, Inc.* (Software)	101	3,770
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	279	16,556
Corcept Therapeutics, Inc.* (Pharmaceuticals)	761	17,145
Core Laboratories N.V. (Energy Equipment & Services)	190	4,277
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	192	3,345
CorVel Corp.* (Health Care Providers & Services)	51	10,304
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	302	6,638
CSG Systems International, Inc. (Professional Services)	255	13,433
CTS Corp. (Electronic Equipment, Instruments & Components)	272	10,665
Customers Bancorp, Inc.* (Banks)	130	2,839
Cutera, Inc.* (Health Care Equipment & Supplies)	107	2,440
CVB Financial Corp. (Banks)	1,118	16,736
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	135	3,556
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	297	3,410
Cytokinetics, Inc.* (Biotechnology)	805	30,106
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	200	7,092
Digi International, Inc.* (Communications Equipment)	304	9,169
Digital Turbine, Inc.* (Software)	492	5,771
Dime Community Bancshares, Inc. (Banks)	275	5,665
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	80	5,194
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	387	30,844
Donnelley Financial Solutions, Inc.* (Capital Markets)	106	4,585
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	271	6,022
Dorman Products, Inc. (Automobile Components)	241	20,764
DoubleVerify Holdings, Inc.* (Software)	743	21,860
Dril-Quip, Inc.* (Energy Equipment & Services)	153	4,174
Dycom Industries, Inc.* (Construction & Engineering)	171	15,838
Dynavax Technologies Corp.* (Biotechnology)	1,010	10,514
Eagle Pharmaceuticals, Inc.* (Biotechnology)	60	1,685
Edgewell Personal Care Co. (Personal Care Products)	209	9,127
elf Beauty, Inc.* (Personal Care Products)	432	40,073
Embecta Corp. (Health Care Equipment & Supplies)	229	6,355
Employers Holdings, Inc. (Insurance)	118	4,672
Enanta Pharmaceuticals, Inc.* (Biotechnology)	65	2,311
Encore Wire Corp. (Electrical Equipment)	156	24,387
Enerpac Tool Group Corp. (Machinery)	320	7,603
EnPro Industries, Inc. (Machinery)	177	16,686
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	109	4,746
ESCO Technologies, Inc. (Machinery)	149	13,942
Ethan Allen Interiors, Inc. (Household Durables)	195	5,446
EVERTEC, Inc. (Financial Services)	360	12,488
Extreme Networks, Inc.* (Communications Equipment)	1,099	19,539
Fabrinet* (Electronic Equipment, Instruments & Components)	312	29,624
FB Financial Corp. (Banks)	149	4,385
Federal Signal Corp. (Machinery)	516	26,512
First Bancorp (Banks)	207	6,371
First BanCorp (Banks)	1,555	18,271
First Commonwealth Financial Corp. (Banks)	481	6,003
First Financial Bancorp (Banks)	444	9,191
First Hawaiian, Inc. (Banks)	563	10,759
Forward Air Corp. (Air Freight & Logistics)	226	23,846
Four Corners Property Trust, Inc. (Specialized REITs)	477	12,168
Franklin Electric Co., Inc. (Machinery)	330	29,524
Frontdoor, Inc.* (Diversified Consumer Services)	360	9,850
Fulgent Genetics, Inc.* (Health Care Providers & Services)	75	2,218
FutureFuel Corp. (Chemicals)	126	945
Gentherm, Inc.* (Automobile Components)	172	10,260
Getty Realty Corp. (Retail REITs)	231	7,699
Glaukos Corp.* (Health Care Equipment & Supplies)	273	12,970
Gogo, Inc.* (Wireless Telecommunication Services)	359	4,814
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	113	4,764
Green Brick Partners, Inc.* (Household Durables)	231	8,609
Griffon Corp. (Building Products)	403	11,465
H.B. Fuller Co. (Chemicals)	293	19,388
Hanmi Financial Corp. (Banks)	259	4,185
Harmonic, Inc.* (Communications Equipment)	934	13,160

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued
	Shares	Value
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	252	$8,124
Haverty Furniture Cos., Inc. (Specialty Retail)	58	1,748
Hawkins, Inc. (Chemicals)	162	6,535
Haynes International, Inc. (Metals & Mining)	71	3,338
HealthStream, Inc. (Health Care Technology)	132	3,252
Heartland Express, Inc. (Ground Transportation)	258	3,736
Helmerich & Payne, Inc. (Energy Equipment & Services)	515	17,077
Heritage Financial Corp. (Banks)	299	5,265
Hibbett, Inc. (Specialty Retail)	58	3,151
Hillenbrand, Inc. (Machinery)	590	26,916
Hostess Brands, Inc.* (Food Products)	1,139	29,340
Hub Group, Inc.* - Class A (Air Freight & Logistics)	126	9,500
Independent Bank Corp. (Banks)	202	11,312
Innospec, Inc. (Chemicals)	210	21,342
Innovative Industrial Properties, Inc. (Industrial REITs)	238	16,315
Innoviva, Inc.* (Pharmaceuticals)	537	6,299
Installed Building Products, Inc. (Household Durables)	132	16,404
Insteel Industries, Inc. (Building Products)	76	2,092
Inter Parfums, Inc. (Personal Care Products)	152	23,072
InterDigital, Inc. (Software)	229	15,512
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate InvestmentTrusts (REITs))	137	1,454
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	715	7,443
iTeos Therapeutics, Inc.* (Biotechnology)	209	2,872
J & J Snack Foods Corp. (Food Products)	128	19,610
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	175	16,222
John B Sanfilippo & Son, Inc. (Food Products)	47	4,886
Kaiser Aluminum Corp. (Metals & Mining)	135	8,872
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	359	6,024
Korn Ferry (Professional Services)	215	10,324
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	481	22,924
Lakeland Financial Corp. (Banks)	215	10,894
LCI Industries (Automobile Components)	107	12,087
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	113	6,102
Leslie’s, Inc.* (Specialty Retail)	823	8,930
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	73	5,574
Lindsay Corp. (Machinery)	94	11,350
Liquidity Services, Inc.* (Commercial Services & Supplies)	113	1,477
Livent Corp.* (Chemicals)	1,525	33,321
LivePerson, Inc.* (Software)	311	1,440
LiveRamp Holdings, Inc.* (Software)	303	7,299
LTC Properties, Inc. (Health Care REITs)	224	7,493
Marcus & Millichap, Inc. (Real Estate Management & Development)	210	6,609
Marten Transport, Ltd. (Ground Transportation)	489	9,873
Materion Corp. (Metals & Mining)	99	10,723
Matson, Inc. (Marine Transportation)	321	21,838
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	616	14,864
Medifast, Inc. (Personal Care Products)	93	8,523
Mercer International, Inc. (Paper & Forest Products)	148	1,440
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	483	39,263
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	26	4,329
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	160	6,558
MGP Ingredients, Inc. (Beverages)	132	13,025
Middlesex Water Co. (Water Utilities)	95	6,933
Mister Car Wash, Inc.* (Diversified Consumer Services)	344	3,034
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	112	7,768
Moog, Inc. – Class A (Aerospace & Defense)	149	13,426
Mr. Cooper Group, Inc.* (Financial Services)	589	27,271
Mueller Industries, Inc. (Machinery)	483	34,703
Myers Industries, Inc. (Containers & Packaging)	311	5,893
MYR Group, Inc.* (Construction & Engineering)	70	8,959
N-able, Inc.* (Software)	387	4,934
Nabors Industries, Ltd.* (Energy Equipment & Services)	53	5,286
National Bank Holdings Corp. (Banks)	211	6,710
National Beverage Corp.* (Beverages)	135	6,710
National Vision Holdings, Inc.* (Specialty Retail)	390	8,206
NBT Bancorp, Inc. (Banks)	364	11,735
NetScout Systems, Inc.* (Communications Equipment)	574	15,619
NexPoint Residential Trust, Inc. (Residential REITs)	102	4,379
NextGen Healthcare, Inc.* (Health Care Technology)	455	7,617
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	611	4,937
NMI Holdings, Inc.* - Class A (Financial Services)	362	8,471
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	630	20,897
Northfield Bancorp, Inc. (Banks)	192	2,001
Northwest Bancshares, Inc. (Banks)	563	6,581
Northwest Natural Holding Co. (Gas Utilities)	191	8,969
NV5 Global, Inc.* (Professional Services)	105	9,947
Oceaneering International, Inc.* (Energy Equipment & Services)	615	10,904
OFG Bancorp (Banks)	404	10,330
O-I Glass, Inc.* (Containers & Packaging)	605	13,595

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued
	Shares	Value
OneSpan, Inc.* (Software)	147	$2,167
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	421	34,093
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	67	7,568
Otter Tail Corp. (Electric Utilities)	216	15,541
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	88	9,081
Pacira BioSciences, Inc.* (Pharmaceuticals)	391	17,716
Palomar Holdings, Inc.* (Insurance)	214	10,756
Park National Corp. (Banks)	124	13,432
Pathward Financial, Inc. (Banks)	169	7,526
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,255	14,043
Payoneer Global, Inc.* (Financial Services)	730	3,986
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	251	9,049
Perdoceo Education Corp.* (Diversified Consumer Services)	361	4,686
Perficient, Inc.* (IT Services)	168	10,907
PGT Innovations, Inc.* (Building Products)	510	13,087
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	524	7,577
Piper Sandler Cos. (Capital Markets)	117	15,846
Plexus Corp.* (Electronic Equipment, Instruments & Components)	236	20,643
Preferred Bank (Banks)	112	5,385
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	296	18,213
Progress Software Corp. (Software)	368	20,196
Quaker Chemical Corp. (Chemicals)	116	21,649
Quanex Building Products Corp. (Building Products)	162	3,094
QuinStreet, Inc.* (Interactive Media & Services)	223	2,478
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	915	40,571
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	163	6,716
REGENXBIO, Inc.* (Biotechnology)	320	6,195
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	131	3,706
RPC, Inc. (Energy Equipment & Services)	709	5,240
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	134	2,165
S&T Bancorp, Inc. (Banks)	229	6,304
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,063	4,252
Safety Insurance Group, Inc. (Insurance)	71	5,189
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	228	11,915
Saul Centers, Inc. (Retail REITs)	63	2,270
Seacoast Banking Corp. of Florida (Banks)	384	8,521
ServisFirst Bancshares, Inc. (Banks)	416	21,008
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	169	9,263
Shutterstock, Inc. (Interactive Media & Services)	97	6,499
Simulations Plus, Inc. (Health Care Technology)	91	3,799
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	270	6,553
SJW Group (Water Utilities)	227	17,234
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,045	29,343
Southside Bancshares, Inc. (Banks)	148	4,696
SPS Commerce, Inc.* (Software)	307	45,222
SPX Technologies, Inc.* (Machinery)	238	15,156
Standex International Corp. (Machinery)	69	8,474
Stellar Bancorp, Inc. (Banks)	383	8,786
Stepan Co. (Chemicals)	117	10,787
StoneX Group, Inc.* (Capital Markets)	149	14,612
Strategic Education, Inc. (Diversified Consumer Services)	107	9,416
Stride, Inc.* (Diversified Consumer Services)	349	14,993
Sturm Ruger & Co., Inc. (Leisure Products)	92	5,295
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	277	5,465
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	460	16,956
Sylvamo Corp. (Paper & Forest Products)	155	7,102
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	300	4,089
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	327	12,943
Tanger Factory Outlet Centers, Inc. (Retail REITs)	488	9,569
TechTarget, Inc.* (Media)	227	7,738
The Andersons, Inc. (Consumer Staples Distribution)	117	5,230
The Bancorp, Inc.* (Banks)	473	15,093
The Buckle, Inc. (Specialty Retail)	173	5,801
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution)	179	5,953
The Ensign Group, Inc. (Health Care Providers & Services)	473	45,923
The Simply Good Foods Co.* (Food Products)	719	26,150
The St Joe Co. (Real Estate Management & Development)	288	11,837
TimkenSteel Corp.* (Metals & Mining)	145	2,427
Titan International, Inc.* (Machinery)	434	4,236
Tompkins Financial Corp. (Banks)	68	3,986
Tootsie Roll Industries, Inc. (Food Products)	156	6,377
TreeHouse Foods, Inc.* (Food Products)	202	10,757
Trinity Industries, Inc. (Machinery)	408	9,772
Triumph Financial, Inc.* (Banks)	118	6,131
Trupanion, Inc.*(a) (Insurance)	299	10,498
TrustCo Bank Corp. (Banks)	106	3,163
Trustmark Corp. (Banks)	358	8,553
TTEC Holdings, Inc. (Professional Services)	80	2,726
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	67	7,133
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	373	4,868

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued
	Shares	Value
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	212	$6,050
UniFirst Corp. (Commercial Services & Supplies)	75	12,276
uniQure N.V.* (Biotechnology)	351	6,813
United Community Banks, Inc. (Banks)	635	15,812
Uniti Group, Inc. (Specialized REITs)	907	3,102
Unitil Corp. (Multi-Utilities)	136	7,560
Universal Health Realty Income Trust (Health Care REITs)	70	3,045
Urban Edge Properties (Retail REITs)	510	7,482
Urstadt Biddle Properties, Inc. – Class A (Retail REITs)	140	2,411
Vector Group, Ltd. (Tobacco)	493	6,281
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	438	8,068
Veradigm, Inc.* (Health Care Technology)	930	11,616
Vericel Corp.* (Biotechnology)	229	7,216
Veris Residential, Inc.* (Residential REITs)	378	6,180
Veritex Holdings, Inc. (Banks)	226	3,889
Verra Mobility Corp.* (Professional Services)	1,186	20,103
Viavi Solutions, Inc.* (Communications Equipment)	994	8,906
Vir Biotechnology, Inc.* (Biotechnology)	645	16,222
Virtus Investment Partners, Inc. (Capital Markets)	29	5,284
Vista Outdoor, Inc.* (Leisure Products)	216	5,206
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	143	6,654
Wabash National Corp. (Machinery)	235	6,032
Warrior Met Coal, Inc. (Metals & Mining)	245	8,470
Washington Federal, Inc. (Banks)	295	8,272
WD-40 Co. (Household Products)	75	14,279
Westamerica Bancorp (Banks)	229	9,277
Winnebago Industries, Inc. (Automobile Components)	120	6,977
WisdomTree, Inc. (Capital Markets)	532	3,320
Xencor, Inc.* (Biotechnology)	509	13,458
XPEL, Inc.* (Automobile Components)	167	12,201
Yelp, Inc.* (Interactive Media & Services)	343	10,263
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	185	2,116
TOTAL COMMON STOCKS
(Cost $2,761,259)		3,797,965

Repurchase Agreement(b)  (0.1%)

	Principal Amount	Value
Repurchase Agreement with UMB Financial Corp., 4.57%, dated 4/28/23, due 5/1/23, total to be received $2,001	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,000)		2,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(d)	12,980	$12,980
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,980)		12,980
TOTAL INVESTMENT SECURITIES
(Cost $2,776,239) - 100.3%		3,812,945
Net other assets (liabilities) - (0.3)%		(11,286)
NET ASSETS - 100.0%		$3,801,659

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $13,132.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$71,201	1.9%
Air Freight & Logistics	33,346	0.9%
Automobile Components	62,289	1.6%
Banks	382,950	10.1%
Beverages	19,735	0.5%
Biotechnology	136,007	3.6%
Building Products	69,376	1.8%
Capital Markets	57,562	1.5%
Chemicals	154,534	4.1%
Commercial Services & Supplies	26,766	0.7%
Communications Equipment	74,861	2.0%
Construction & Engineering	88,763	2.3%
Consumer Staples Distribution	11,183	0.3%
Containers & Packaging	19,488	0.5%
Diversified Consumer Services	57,679	1.5%
Diversified REITs	4,383	0.1%
Diversified Telecommunication Services	18,066	0.5%
Electric Utilities	15,541	0.4%
Electrical Equipment	24,387	0.6%
Electronic Equipment, Instruments & Components	154,553	4.1%
Energy Equipment & Services	70,806	1.9%
Financial Services	52,216	1.4%
Food Products	112,462	2.9%
Gas Utilities	21,319	0.6%
Ground Transportation	13,609	0.3%
Health Care Equipment & Supplies	102,591	2.7%
Health Care Providers & Services	125,101	3.3%
Health Care REITs	25,101	0.7%
Health Care Technology	40,461	1.1%
Hotels, Restaurants & Leisure	76,858	2.0%
Household Durables	50,874	1.3%
Household Products	21,724	0.6%
Industrial REITs	16,315	0.4%
Insurance	62,000	1.6%
Interactive Media & Services	29,552	0.8%
IT Services	10,907	0.3%
Leisure Products	10,501	0.3%
Life Sciences Tools & Services	8,520	0.2%
Machinery	246,297	6.5%
Marine Transportation	21,838	0.6%
Media	7,738	0.2%
Metals & Mining	60,207	1.6%
Mortgage Real Estate InvestmentTrusts (REITs)	8,522	0.2%
Multi-Utilities	7,560	0.2%
Oil, Gas & Consumable Fuels	144,208	3.8%
Paper & Forest Products	8,542	0.2%
Passenger Airlines	5,465	0.1%
Personal Care Products	80,795	2.1%
Pharmaceuticals	111,820	2.9%
Professional Services	56,533	1.5%
Real Estate Management & Development	24,470	0.6%
Residential REITs	10,559	0.3%
Retail REITs	29,431	0.8%
Semiconductors & Semiconductor Equipment	223,777	5.9%
Software	170,625	4.5%
Specialized REITs	15,270	0.4%
Specialty Retail	75,394	2.0%
Technology Hardware, Storage & Peripherals	8,273	0.2%
Textiles, Apparel & Luxury Goods	9,081	0.2%
Tobacco	6,281	0.2%
Trading Companies & Distributors	67,245	1.8%
Water Utilities	59,633	1.6%
Wireless Telecommunication Services	4,814	0.1%
Other **	3,694	0.1%
Total	$3,801,659	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (91.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	25	$230
1st Source Corp. (Banks)	15	625
1stdibs.com, Inc.* (Broadline Retail)	23	86
22nd Century Group, Inc.* (Tobacco)	155	110
23andMe Holding Co.* - Class A (Health Care Providers & Services)	248	489
2seventy bio, Inc.* (Biotechnology)	36	342
2U, Inc.* (Diversified Consumer Services)	74	410
3D Systems Corp.* (Machinery)	122	1,118
4D Molecular Therapeutics, Inc.* (Biotechnology)	29	522
5E Advanced Materials, Inc.* (Metals & Mining)	38	160
8x8, Inc.* (Software)	108	310
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	21	142
A10 Networks, Inc. (Software)	61	863
Aadi Bioscience, Inc.* (Biotechnology)	14	109
AAON, Inc. (Building Products)	42	4,116
AAR Corp.* (Aerospace & Defense)	32	1,689
Aaron's Co., Inc. (The) (Specialty Retail)	29	387
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	199	1,349
Abercrombie & Fitch Co.* (Specialty Retail)	47	1,106
ABM Industries, Inc. (Commercial Services & Supplies)	64	2,725
Absci Corp.* (Biotechnology)	51	67
Academy Sports & Outdoors, Inc. (Specialty Retail)	73	4,638
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	115	2,453
Acadia Realty Trust (Retail REITs)	89	1,202
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	54	478
ACCO Brands Corp. (Commercial Services & Supplies)	88	403
Accolade, Inc.* (Health Care Providers & Services)	64	866
ACI Worldwide, Inc.* (Software)	108	2,736
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	62	551
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	46	430
ACNB Corp. (Banks)	8	243
Acrivon Therapeutics, Inc.* (Biotechnology)	8	98
Acushnet Holdings Corp. (Leisure Products)	32	1,604
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	113	1,472
AdaptHealth Corp.* (Health Care Providers & Services)	69	820
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	107	764
Addus HomeCare Corp.* (Health Care Providers & Services)	15	1,226
Adeia, Inc. (Software)	100	764
Adicet Bio, Inc.* (Biotechnology)	29	169
Adient PLC* (Automobile Components)	91	3,362
ADMA Biologics, Inc.* (Biotechnology)	201	673
Adtalem Global Education, Inc.* (Diversified Consumer Services)	43	1,745
AdTheorent Holding Co., Inc.* (Media)	35	53
ADTRAN Holdings, Inc. (Communications Equipment)	74	675
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	36	3,114
AdvanSix, Inc. (Chemicals)	26	980
Advantage Solutions, Inc.* (Media)	79	101
Aemetis, Inc.*(a) (Oil, Gas & Consumable Fuels)	29	64
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	76	4,288
Aerovate Therapeutics, Inc.* (Biotechnology)	9	189
AeroVironment, Inc.* (Aerospace & Defense)	24	2,417
AerSale Corp.* (Aerospace & Defense)	24	388
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	93	92
AEye, Inc.* (Electronic Equipment, Instruments & Components)	98	19
AFC Gamma, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	16	194
Affimed N.V.* (Biotechnology)	136	122
Agenus, Inc.* (Biotechnology)	292	441
Agiliti, Inc.* (Health Care Providers & Services)	27	451
Agilysys, Inc.* (Software)	19	1,483
Agios Pharmaceuticals, Inc.* (Biotechnology)	52	1,189
Agree Realty Corp. (Retail REITs)	84	5,712
Air Transport Services Group, Inc.* (Air Freight & Logistics)	55	1,117
AirSculpt Technologies, Inc. (Health Care Providers & Services)	12	59
aka Brands Holding Corp.* (Specialty Retail)	11	4
Akero Therapeutics, Inc.* (Biotechnology)	33	1,476
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	64	182
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	15	104
Alamo Group, Inc. (Machinery)	10	1,767
Alarm.com Holdings, Inc.* (Software)	46	2,194
Albany International Corp. - Class A (Machinery)	30	2,736
Alector, Inc.* (Biotechnology)	60	396
Alerus Financial Corp. (Financial Services)	15	216
Alexander & Baldwin, Inc. (Diversified REITs)	71	1,365
Alexander's, Inc. (Retail REITs)	2	372
Alico, Inc. (Food Products)	7	165
Alight, Inc.* - Class A (Professional Services)	369	3,413
Alignment Healthcare, Inc.* (Health Care Providers & Services)	94	591
Alkami Technology, Inc.* (Software)	35	420
Alkermes PLC* (Biotechnology)	156	4,454

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	93	$116
Allegiant Travel Co.* (Passenger Airlines)	15	1,559
ALLETE, Inc. (Electric Utilities)	55	3,431
Allied Motion Technologies, Inc. (Electrical Equipment)	13	447
Allogene Therapeutics, Inc.*(a) (Biotechnology)	76	413
Allovir, Inc.* (Biotechnology)	30	103
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	21	501
Alpha Metallurgical Resources, Inc. (Metals & Mining)	15	2,198
Alpha Teknova, Inc.* (Life Sciences Tools & Services)	6	11
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	70	1,011
Alpine Immune Sciences, Inc.* (Biotechnology)	23	172
Alta Equipment Group, Inc. (Trading Companies & Distributors)	20	283
Altair Engineering, Inc.* - Class A (Software)	50	3,452
Alto Ingredients, Inc.* (Chemicals)	69	90
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	88	400
ALX Oncology Holdings, Inc.* (Biotechnology)	21	125
Amalgamated Financial Corp. (Banks)	17	277
A-Mark Precious Metals, Inc. (Financial Services)	18	644
Ambac Financial Group, Inc.* (Insurance)	42	670
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	36	2,231
AMC Networks, Inc.* - Class A (Media)	29	513
Amerant Bancorp, Inc. (Banks)	27	502
Ameresco, Inc.* - Class A (Construction & Engineering)	31	1,290
American Assets Trust, Inc. (Diversified REITs)	47	855
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	108	772
American Eagle Outfitters, Inc. (Specialty Retail)	148	1,982
American Equity Investment Life Holding Co. (Insurance)	68	2,621
American National Bankshares, Inc. (Banks)	10	289
American Public Education, Inc.* (Diversified Consumer Services)	18	103
American Realty Investors, Inc.* (Real Estate Management & Development)	1	19
American Software, Inc. - Class A (Software)	30	358
American States Water Co. (Water Utilities)	35	3,105
American Vanguard Corp. (Chemicals)	27	520
American Well Corp.* - Class A (Health Care Technology)	220	482
American Woodmark Corp.* (Building Products)	16	808
America's Car-Mart, Inc.* (Specialty Retail)	6	482
Ameris Bancorp (Banks)	64	2,144
AMERISAFE, Inc. (Insurance)	18	1,002
Amicus Therapeutics, Inc.* (Biotechnology)	265	3,058
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	97	2,170
AMMO, Inc.* (Leisure Products)	85	167
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	42	3,627
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	99	191
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	37	1,323
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	34	235
Amplitude, Inc.* - Class A (Software)	54	613
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,363
Amyris, Inc.*(a) (Chemicals)	195	159
AN2 Therapeutics, Inc.* (Pharmaceuticals)	11	86
AnaptysBio, Inc.* (Biotechnology)	19	396
Anavex Life Sciences Corp.*(a) (Biotechnology)	66	537
Angel Oak Mortgage REIT, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	11	85
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	36	300
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	12	453
Anika Therapeutics, Inc.* (Biotechnology)	14	359
Anterix, Inc.* (Diversified Telecommunication Services)	18	568
Apartment Investment and Management Co. (Residential REITs)	144	1,128
Apellis Pharmaceuticals, Inc.* (Biotechnology)	90	7,510
API Group Corp.* (Construction & Engineering)	199	4,529
Apogee Enterprises, Inc. (Building Products)	21	894
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	135	1,366
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	37	1,313
Appfolio, Inc.* (Software)	19	2,653
AppHarvest, Inc.* (Food Products)	99	46
Appian Corp.* (Software)	38	1,427
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	206	3,067
Applied Digital Corp.* (Software)	65	208
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	37	5,020
Arbor Realty Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	158	1,812
Arbutus Biopharma Corp.* (Biotechnology)	109	274
ArcBest Corp. (Ground Transportation)	23	2,171
Arcellx, Inc.* (Biotechnology)	28	1,195
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	14	1,712

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	139	$275
Archrock, Inc. (Energy Equipment & Services)	130	1,338
Arconic Corp.* (Metals & Mining)	97	2,401
Arcosa, Inc. (Construction & Engineering)	47	3,174
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	22	586
Arcus Biosciences, Inc.* (Biotechnology)	49	875
Arcutis Biotherapeutics, Inc.* (Biotechnology)	40	554
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	39	573
Ares Commercial Real Estate Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	49	422
Argan, Inc. (Construction & Engineering)	12	483
Argo Group International Holdings, Ltd. (Insurance)	30	882
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	21	153
Arko Corp. (Specialty Retail)	80	669
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	83	535
Armada Hoffler Properties, Inc. (Diversified REITs)	64	750
ARMOUR Residential REIT, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	156	796
Array Technologies, Inc.* (Electrical Equipment)	145	2,965
Arrow Financial Corp. (Banks)	14	302
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	99	3,506
Arteris, Inc.* (Software)	17	63
Artesian Resources Corp. - Class A (Water Utilities)	8	438
Artisan Partners Asset Management, Inc. (Capital Markets)	58	2,011
Artivion, Inc.* (Health Care Equipment & Supplies)	37	513
Arvinas, Inc.* (Pharmaceuticals)	47	1,232
Asana, Inc.* - Class A (Software)	71	1,149
Asbury Automotive Group, Inc.* (Specialty Retail)	21	4,063
ASGN, Inc.* (Professional Services)	47	3,365
Ashford Hospitality Trust, Inc.* (Hotel & Resort REITs)	33	112
Aspen Aerogels, Inc.* (Chemicals)	48	300
Assetmark Financial Holdings, Inc.* (Capital Markets)	21	644
Associated Banc-Corp. (Banks)	143	2,550
Associated Capital Group, Inc. - Class A (Capital Markets)	2	75
Astec Industries, Inc. (Machinery)	22	908
Astra Space, Inc.* (Aerospace & Defense)	148	63
Astronics Corp.* (Aerospace & Defense)	25	369
Atara Biotherapeutics, Inc.* (Biotechnology)	90	244
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	73	239
Aterian, Inc.* (Household Durables)	63	50
Athira Pharma, Inc.* (Pharmaceuticals)	33	92
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	72	20
ATI, Inc.* (Metals & Mining)	119	4,595
Atkore, Inc.* (Electrical Equipment)	38	4,801
Atlantic Union Bankshares Corp. (Banks)	72	2,061
Atlanticus Holdings Corp.* (Consumer Finance)	4	117
ATN International, Inc. (Diversified Telecommunication Services)	10	362
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	20	158
AtriCure, Inc.* (Health Care Equipment & Supplies)	44	1,936
Atrion Corp. (Health Care Equipment & Supplies)	1	615
Aura Biosciences, Inc.* (Biotechnology)	23	208
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	129	1,451
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	44	1,300
Avantax, Inc.* (Capital Markets)	46	1,167
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	43	53
AvePoint, Inc.* (Software)	125	543
Aviat Networks, Inc.* (Communications Equipment)	11	361
Avid Bioservices, Inc.* (Biotechnology)	59	1,065
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	33	974
Avidity Biosciences, Inc.* (Biotechnology)	63	781
AvidXchange Holdings, Inc.* (Financial Services)	141	1,048
Avient Corp. (Chemicals)	87	3,350
Avista Corp. (Multi-Utilities)	71	3,129
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	31	3,667
AxoGen, Inc.* (Health Care Equipment & Supplies)	39	352
Axonics, Inc.* (Health Care Equipment & Supplies)	47	2,701
Axos Financial, Inc.* (Banks)	55	2,237
Axsome Therapeutics, Inc.* (Pharmaceuticals)	31	2,217
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	39	104
AZZ, Inc. (Building Products)	24	906
B Riley Financial, Inc. (Capital Markets)	20	630
B&G Foods, Inc. (Food Products)	68	1,091
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	58	361
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	4	32
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	28	3,705
Bakkt Holdings, Inc.* (Capital Markets)	56	76

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Balchem Corp. (Chemicals)	31	$4,074
Bally's Corp.* (Hotels, Restaurants & Leisure)	34	585
Banc of California, Inc. (Banks)	50	568
BancFirst Corp. (Banks)	19	1,518
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	26	468
Bandwidth, Inc.* (Diversified Telecommunication Services)	22	268
Bank First Corp. (Banks)	7	479
Bank of Marin Bancorp (Banks)	15	264
BankUnited, Inc. (Banks)	73	1,646
Bankwell Financial Group, Inc. (Banks)	5	116
Banner Corp. (Banks)	33	1,647
Bar Harbor Bankshares (Banks)	14	347
BARK, Inc.* (Specialty Retail)	104	114
Barnes Group, Inc. (Machinery)	47	1,975
Barrett Business Services, Inc. (Professional Services)	7	585
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	2	14
BayCom Corp. (Banks)	12	200
BCB Bancorp, Inc. (Banks)	14	165
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	49	2,949
Beam Therapeutics, Inc.*(a) (Biotechnology)	61	1,873
Beazer Homes USA, Inc.* (Household Durables)	28	597
Belden, Inc. (Electronic Equipment, Instruments & Components)	41	3,234
BellRing Brands, Inc.* (Personal Care Products)	128	4,606
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	34	726
Benson Hill, Inc.* (Food Products)	164	174
Berkshire Grey, Inc.* (Machinery)	48	66
Berkshire Hills Bancorp, Inc. (Banks)	41	872
Berry Corp. (Oil, Gas & Consumable Fuels)	73	558
Beyond Meat, Inc.* (Food Products)	59	799
BGC Partners, Inc. - Class A (Capital Markets)	303	1,373
Big 5 Sporting Goods Corp. (Specialty Retail)	21	165
Big Lots, Inc. (Broadline Retail)	27	243
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	62	458
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	173
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	178	1,355
Biohaven, Ltd.* (Biotechnology)	61	798
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	32	562
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	287	197
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	31	31
Bioxcel Therapeutics, Inc.* (Biotechnology)	18	371
Bird Global, Inc.* - Class A (Ground Transportation)	169	23
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	22	716
Black Hills Corp. (Multi-Utilities)	62	4,048
Blackbaud, Inc.* (Software)	45	3,121
Blackline, Inc.* (Software)	53	2,953
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage Real Estate InvestmentTrusts (REITs))	165	3,009
Blade Air Mobility, Inc.* (Passenger Airlines)	54	141
Blend Labs, Inc.* - Class A (Software)	182	108
Blink Charging Co.* (Electrical Equipment)	40	285
Bloom Energy Corp.* (Electrical Equipment)	173	2,880
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	84	2,081
Blue Bird Corp.* (Machinery)	17	318
Blue Foundry Bancorp* (Banks)	24	231
Blue Ridge Bankshares, Inc. (Banks)	16	155
Bluebird Bio, Inc.* (Biotechnology)	99	431
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	9	259
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8	560
Blueprint Medicines Corp.* (Biotechnology)	57	2,910
Bluerock Homes Trust, Inc.* (Residential REITs)	4	82
Boise Cascade Co. (Trading Companies & Distributors)	38	2,596
Boot Barn Holdings, Inc.* (Specialty Retail)	28	2,029
Borr Drilling, Ltd.* (Energy Equipment & Services)	193	1,341
Boston Omaha Corp.* - Class A (Media)	21	430
Bowlero Corp.* (Hotels, Restaurants & Leisure)	28	410
Box, Inc.* - Class A (Software)	134	3,545
Brady Corp. - Class A (Commercial Services & Supplies)	43	2,194
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	62	236
Brandywine Realty Trust (Office REITs)	163	641
BRC, Inc.* - Class A (Food Products)	26	135
Bread Financial Holdings, Inc. (Consumer Finance)	48	1,325
Bridgebio Pharma, Inc.* (Biotechnology)	102	1,481
Bridgewater Bancshares, Inc.* (Banks)	20	199
Bright Health Group, Inc.* (Insurance)	185	30
Brightcove, Inc.* (IT Services)	40	166
Brightsphere Investment Group, Inc. (Capital Markets)	31	700
BrightSpire Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	90	513
BrightView Holdings, Inc.* (Commercial Services & Supplies)	39	216
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	42	1,677
Bristow Group, Inc.* (Energy Equipment & Services)	22	492

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Broadmark Realty Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	125	$614
Broadstone Net Lease, Inc. (Diversified REITs)	166	2,684
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	178	764
Brookfield Business Corp. - Class A (Industrial Conglomerates)	25	462
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	94	4,004
Brookline Bancorp, Inc. (Banks)	82	782
BRP Group, Inc.* - Class A (Insurance)	58	1,461
BRT Apartments Corp. (Residential REITs)	12	208
Build-A-Bear Workshop, Inc. (Specialty Retail)	13	302
Bumble, Inc.* - Class A (Interactive Media & Services)	96	1,748
Business First Bancshares, Inc. (Banks)	23	355
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	128	276
Byline Bancorp, Inc. (Banks)	24	464
C3.ai, Inc.* - Class A (Software)	57	1,016
C4 Therapeutics, Inc.* (Biotechnology)	40	121
Cabot Corp. (Chemicals)	53	3,804
Cactus, Inc. - Class A (Energy Equipment & Services)	60	2,429
Cadence Bank (Banks)	174	3,517
Cadre Holdings, Inc. (Aerospace & Defense)	18	379
Caesarstone, Ltd. (Building Products)	22	100
Calavo Growers, Inc. (Food Products)	17	543
Caleres, Inc. (Specialty Retail)	33	752
California Resources Corp. (Oil, Gas & Consumable Fuels)	71	2,876
California Water Service Group (Water Utilities)	52	2,916
Calix, Inc.* (Communications Equipment)	55	2,513
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	47	1,558
Cal-Maine Foods, Inc. (Food Products)	36	1,710
Cambium Networks Corp.* (Communications Equipment)	11	167
Cambridge Bancorp (Banks)	7	362
Camden National Corp. (Banks)	14	447
Camping World Holdings, Inc. - Class A (Specialty Retail)	37	828
Cannae Holdings, Inc.* (Financial Services)	67	1,222
Cano Health, Inc.* (Health Care Providers & Services)	155	180
Canoo, Inc.* (Automobile Components)	272	205
Cantaloupe, Inc.* (Financial Services)	55	303
Capital Bancorp, Inc. (Banks)	9	152
Capital City Bank Group, Inc. (Banks)	13	396
Capitol Federal Financial, Inc. (Banks)	122	756
Capstar Financial Holdings, Inc. (Banks)	20	268
Cara Therapeutics, Inc.* (Pharmaceuticals)	43	181
Cardlytics, Inc.* (Media)	31	201
CareDx, Inc.* (Biotechnology)	49	396
CareMax, Inc.* (Health Care Providers & Services)	56	141
CareTrust REIT, Inc. (Health Care REITs)	95	1,852
Cargurus, Inc.* (Interactive Media & Services)	98	1,611
Caribou Biosciences, Inc.* (Biotechnology)	54	232
CarParts.com, Inc.* (Specialty Retail)	49	232
Carpenter Technology Corp. (Metals & Mining)	46	2,426
Carriage Services, Inc. (Diversified Consumer Services)	13	373
Cars.com, Inc.* (Interactive Media & Services)	63	1,233
Carter Bankshares, Inc.* (Banks)	23	296
Casa Systems, Inc.* (Communications Equipment)	34	43
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	48	4,273
Cass Information Systems, Inc. (Financial Services)	13	476
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	37	859
Castle Biosciences, Inc.* (Health Care Providers & Services)	24	543
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	93	1,481
Cathay General Bancorp (Banks)	67	2,135
Cavco Industries, Inc.* (Household Durables)	8	2,402
CBIZ, Inc.* (Professional Services)	45	2,371
CBL & Associates Properties, Inc. (Retail REITs)	26	601
Celldex Therapeutics, Inc.* (Biotechnology)	44	1,383
Celsius Holdings, Inc.* (Beverages)	53	5,064
Celularity, Inc.* (Biotechnology)	61	36
Cenntro Electric Group, Ltd.* (Automobile Components)	177	66
Centerspace (Residential REITs)	14	789
Central Garden & Pet Co.* (Household Products)	9	332
Central Garden & Pet Co.* - Class A (Household Products)	38	1,343
Central Pacific Financial Corp. (Banks)	26	413
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	10	293
Century Aluminum Co.* (Metals & Mining)	50	430
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	26	183
Century Communities, Inc. (Household Durables)	27	1,818
Century Therapeutics, Inc.* (Biotechnology)	19	59
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	45	17
Cerberus Cyber Sentinel Corp.* (IT Services)	55	12
Cerence, Inc.* (Software)	39	996
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	55	1,597

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Cerus Corp.* (Health Care Equipment & Supplies)	166	$383
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	22	553
ChampionX Corp. (Energy Equipment & Services)	192	5,199
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	125	133
Chart Industries, Inc.* (Machinery)	41	5,457
Chase Corp. (Chemicals)	7	765
Chatham Lodging Trust (Hotel & Resort REITs)	46	471
Chegg, Inc.* (Diversified Consumer Services)	119	2,140
Chesapeake Utilities Corp. (Gas Utilities)	17	2,100
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	5	71
Chico's FAS, Inc.* (Specialty Retail)	117	590
Chimera Investment Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	223	1,267
Chimerix, Inc.* (Biotechnology)	81	94
Chinook Therapeutics, Inc.* (Biotechnology)	49	980
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	40	5,692
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	17	593
Cimpress PLC* (Commercial Services & Supplies)	17	883
Cinemark Holdings, Inc.* (Entertainment)	105	1,771
Cipher Mining, Inc.* (Software)	37	85
CIRCOR International, Inc.* (Machinery)	18	501
Citi Trends, Inc.* (Specialty Retail)	8	138
Citizens & Northern Corp. (Banks)	14	267
City Holding Co. (Banks)	14	1,277
City Office REIT, Inc. (Office REITs)	37	215
Civista Bancshares, Inc. (Banks)	15	238
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	71	4,903
Claros Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	88	1,052
Clarus Corp. (Leisure Products)	28	272
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	163	696
Cleanspark, Inc.* (Software)	70	274
Clear Channel Outdoor Holdings, Inc.* (Media)	354	450
Clear Secure, Inc. - Class A (Software)	62	1,500
Clearfield, Inc.* (Communications Equipment)	12	524
Clearwater Paper Corp.* (Paper & Forest Products)	16	578
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	33	956
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	79	2,399
Clipper Realty, Inc. (Residential REITs)	11	58
Clover Health Investments Corp.* (Health Care Providers & Services)	371	274
CNB Financial Corp. (Banks)	19	356
CNO Financial Group, Inc. (Insurance)	109	2,446
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	161	2,500
Coastal Financial Corp.* (Banks)	10	363
Coca-Cola Consolidated, Inc. (Beverages)	5	2,947
Codexis, Inc.* (Life Sciences Tools & Services)	59	231
Coeur Mining, Inc.* (Metals & Mining)	267	908
Cogent Biosciences, Inc.* (Biotechnology)	61	656
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	41	2,831
Cohen & Steers, Inc. (Capital Markets)	24	1,441
Coherus Biosciences, Inc.* (Biotechnology)	71	513
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	45	1,523
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	32	745
Colony Bankcorp, Inc. (Banks)	16	158
Columbia Financial, Inc.* (Banks)	32	537
Columbus McKinnon Corp. (Machinery)	27	937
Comfort Systems USA, Inc. (Construction & Engineering)	34	5,083
Commercial Metals Co. (Metals & Mining)	112	5,228
CommScope Holding Co., Inc.* (Communications Equipment)	197	971
Community Bank System, Inc. (Banks)	51	2,548
Community Health Systems, Inc. (Health Care Providers & Services)	120	761
Community Healthcare Trust, Inc. (Health Care REITs)	23	823
Community Trust Bancorp, Inc. (Banks)	15	540
CommVault Systems, Inc.* (Software)	43	2,506
Compass Diversified Holdings (Financial Services)	59	1,125
Compass Minerals International, Inc. (Metals & Mining)	33	1,080
Compass, Inc.* - Class A (Real Estate Management & Development)	266	622
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	8	60
Computer Programs and Systems, Inc.* (Health Care Technology)	13	336
CompX International, Inc. (Commercial Services & Supplies)	2	36
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	88	1,012
Comtech Telecommunications Corp. (Communications Equipment)	25	259
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	25	174
Conduent, Inc.* (Professional Services)	163	572

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
CONMED Corp. (Health Care Equipment & Supplies)	28	$3,516
ConnectOne Bancorp, Inc. (Banks)	36	568
Conn's, Inc.* (Specialty Retail)	13	62
Consensus Cloud Solutions, Inc.* (Software)	18	672
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	33	1,958
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	71	275
Constellium SE* (Metals & Mining)	121	1,797
Construction Partners, Inc.* - Class A (Construction & Engineering)	38	986
Consumer Portfolio Services, Inc.* (Consumer Finance)	9	94
ContextLogic, Inc.* - Class A (Broadline Retail)	19	137
Corcept Therapeutics, Inc.* (Pharmaceuticals)	83	1,870
CoreCivic, Inc.* (Commercial Services & Supplies)	110	967
Corporate Office Properties Trust (Office REITs)	108	2,473
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	39	679
CorVel Corp.* (Health Care Providers & Services)	8	1,616
Costamare, Inc. (Marine Transportation)	51	461
Couchbase, Inc.* (Software)	27	415
Coursera, Inc.* (Diversified Consumer Services)	109	1,356
Covenant Logistics Group, Inc. - Class A (Ground Transportation)	9	355
CRA International, Inc. (Professional Services)	7	736
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	21	2,229
Crawford & Co. - Class A (Insurance)	15	135
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	94	762
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	38	442
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	50	977
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	58	7,172
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	34	747
CrossFirst Bankshares, Inc.* (Banks)	43	431
CryoPort, Inc.* (Life Sciences Tools & Services)	42	884
CS Disco, Inc.* (Software)	22	129
CSG Systems International, Inc. (Professional Services)	30	1,580
CSW Industrials, Inc. (Building Products)	14	1,885
CTI BioPharma Corp.* (Biotechnology)	96	467
CTO Realty Growth, Inc. (Diversified REITs)	21	354
CTS Corp. (Electronic Equipment, Instruments & Components)	30	1,176
Cue Health, Inc.* (Health Care Equipment & Supplies)	104	82
Cullinan Oncology, Inc.* (Biotechnology)	25	243
Cumulus Media, Inc.* - Class A (Media)	17	60
Curo Group Holdings Corp. (Consumer Finance)	21	34
Cushman & Wakefield PLC* (Real Estate Management & Development)	153	1,508
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	57	358
Customers Bancorp, Inc.* (Banks)	29	633
Cutera, Inc.* (Health Care Equipment & Supplies)	16	365
CVB Financial Corp. (Banks)	128	1,916
Cvent Holding Corp.* (Software)	44	370
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	28	738
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	110	1,263
Cytokinetics, Inc.* (Biotechnology)	79	2,955
Cyxtera Technologies, Inc.* (IT Services)	35	11
Daily Journal Corp.* (Media)	1	273
Dakota Gold Corp.* (Metals & Mining)	50	165
Dana, Inc. (Automobile Components)	124	1,834
Danimer Scientific, Inc.*(a) (Chemicals)	87	275
Daseke, Inc.* (Ground Transportation)	39	319
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	41	1,454
Day One Biopharmaceuticals, Inc.* (Biotechnology)	27	335
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	50	711
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	67	1,457
Deluxe Corp. (Commercial Services & Supplies)	42	636
Denali Therapeutics, Inc.* (Biotechnology)	104	2,583
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	48	4,482
Denny's Corp.* (Hotels, Restaurants & Leisure)	53	594
Design Therapeutics, Inc.* (Biotechnology)	33	213
Designer Brands, Inc. (Specialty Retail)	48	393
Desktop Metal, Inc.*(a) - Class A (Machinery)	257	565
Destination XL Group, Inc.* (Specialty Retail)	56	246
DHI Group, Inc.* (Interactive Media & Services)	41	150
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	131	1,243
Diamond Hill Investment Group, Inc. (Capital Markets)	3	486
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	97	1,115
DiamondRock Hospitality Co. (Hotel & Resort REITs)	201	1,630
DICE Therapeutics, Inc.* (Pharmaceuticals)	34	1,105

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	70	$56
Digi International, Inc.* (Communications Equipment)	33	995
Digimarc Corp.* (Software)	13	222
Digital Turbine, Inc.* (Software)	90	1,056
DigitalBridge Group, Inc. (Real Estate Management & Development)	152	1,890
DigitalOcean Holdings, Inc.* (IT Services)	67	2,114
Dillard's, Inc.(a) - Class A (Broadline Retail)	4	1,194
Dime Community Bancshares, Inc. (Banks)	31	639
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	909
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	43	3,427
Diversey Holdings, Ltd.* (Chemicals)	75	610
Diversified Healthcare Trust (Health Care REITs)	228	208
DMC Global, Inc.* (Energy Equipment & Services)	18	341
DocGo, Inc.* (Health Care Providers & Services)	79	672
Doma Holdings, Inc.* (Real Estate Management & Development)	133	57
Domo, Inc.* (Software)	30	476
Donegal Group, Inc. - Class A (Insurance)	15	211
Donnelley Financial Solutions, Inc.* (Capital Markets)	24	1,038
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	29	644
Dorman Products, Inc. (Automobile Components)	25	2,154
Douglas Dynamics, Inc. (Machinery)	22	645
Douglas Elliman, Inc. (Real Estate Management & Development)	73	233
Dream Finders Homes, Inc.* - Class A (Household Durables)	20	305
Dril-Quip, Inc.* (Energy Equipment & Services)	32	873
Ducommun, Inc.* (Aerospace & Defense)	11	550
Duluth Holdings, Inc.* - Class B (Specialty Retail)	13	81
Duolingo, Inc.* (Diversified Consumer Services)	23	3,132
DXP Enterprises, Inc.* (Trading Companies & Distributors)	15	378
Dycom Industries, Inc.* (Construction & Engineering)	28	2,593
Dynavax Technologies Corp.* (Biotechnology)	115	1,197
Dyne Therapeutics, Inc.* (Biotechnology)	30	311
Dynex Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	51	605
DZS, Inc.* (Communications Equipment)	19	129
E2open Parent Holdings, Inc.* (Software)	191	1,201
Eagle Bancorp, Inc. (Banks)	30	753
Eagle Bulk Shipping, Inc. (Marine Transportation)	14	626
Eagle Pharmaceuticals, Inc.* (Biotechnology)	10	281
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	42	570
Easterly Government Properties, Inc. (Office REITs)	87	1,224
Eastern Bankshares, Inc. (Banks)	148	1,724
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	55	181
Ebix, Inc. (Software)	25	407
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	32	546
Ecovyst, Inc.* (Chemicals)	81	919
Edgewell Personal Care Co. (Personal Care Products)	49	2,140
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	36	316
Editas Medicine, Inc.* (Biotechnology)	66	539
eGain Corp.* (Software)	20	147
eHealth, Inc.* (Insurance)	24	144
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	40	41
Eightco Holdings, Inc.* (Containers & Packaging)	2	4
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	19	177
elf Beauty, Inc.* (Personal Care Products)	47	4,360
Ellington Financial, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	61	779
Elme Communities (Residential REITs)	84	1,447
Embecta Corp. (Health Care Equipment & Supplies)	55	1,526
EMCOR Group, Inc. (Construction & Engineering)	45	7,694
Emergent BioSolutions, Inc.* (Biotechnology)	48	424
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	10	109
Empire State Realty Trust, Inc. (Diversified REITs)	128	782
Employers Holdings, Inc. (Insurance)	26	1,029
Enact Holdings, Inc. (Financial Services)	29	700
Enanta Pharmaceuticals, Inc.* (Biotechnology)	19	675
Encore Capital Group, Inc.* (Consumer Finance)	22	1,130
Encore Wire Corp. (Electrical Equipment)	17	2,658
Energizer Holdings, Inc. (Household Products)	68	2,273
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	150	857
Energy Recovery, Inc.* (Machinery)	53	1,194
Energy Vault Holdings, Inc.* (Electrical Equipment)	79	134
Enerpac Tool Group Corp. (Machinery)	55	1,307
EnerSys (Electrical Equipment)	39	3,236
Eneti, Inc. (Marine Transportation)	21	180
Enfusion, Inc.* - Class A (Software)	26	218
EngageSmart, Inc.* (Software)	34	584

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Ennis, Inc. (Commercial Services & Supplies)	24	$466
Enochian Biosciences, Inc.* (Biotechnology)	19	22
Enova International, Inc.* (Consumer Finance)	30	1,318
Enovix Corp.* (Electrical Equipment)	104	1,125
EnPro Industries, Inc. (Machinery)	20	1,885
Enstar Group, Ltd.* (Insurance)	11	2,647
Entercom Communications Corp.* (Media)	116	14
Enterprise Bancorp, Inc. (Banks)	9	260
Enterprise Financial Services Corp. (Banks)	34	1,454
Entravision Communications Corp. - Class A (Media)	57	356
Envestnet, Inc.* (Software)	53	3,358
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	1,089
EQRx, Inc.* (Biotechnology)	193	324
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	394	2,029
Equity Bancshares, Inc. - Class A (Banks)	14	330
Equity Commonwealth (Office REITs)	101	2,093
Erasca, Inc.* (Biotechnology)	69	190
Ermenegildo Zegna Holditalia SpA (Textiles, Apparel & Luxury Goods)	57	737
ESCO Technologies, Inc. (Machinery)	25	2,339
Esperion Therapeutics, Inc.* (Pharmaceuticals)	71	94
Esquire Financial Holdings, Inc. (Banks)	7	271
ESS Tech, Inc.* (Electrical Equipment)	77	82
Essent Group, Ltd. (Financial Services)	101	4,288
Essential Properties Realty Trust, Inc. (Diversified REITs)	135	3,342
Ethan Allen Interiors, Inc. (Household Durables)	22	614
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	23	433
Eventbrite, Inc.* (Interactive Media & Services)	75	545
Everbridge, Inc.* (Software)	38	999
EverCommerce, Inc.* (Software)	23	278
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	83	1,262
EverQuote, Inc.* - Class A (Interactive Media & Services)	19	132
EVERTEC, Inc. (Financial Services)	59	2,047
EVgo, Inc.*(a) (Specialty Retail)	65	389
Evolent Health, Inc.* (Health Care Technology)	79	2,877
Evolus, Inc.* (Pharmaceuticals)	34	297
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	81	292
Evoqua Water Technologies Corp.* (Machinery)	113	5,588
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	18	387
ExlService Holdings, Inc.* (Professional Services)	31	5,531
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	67	783
Exponent, Inc. (Professional Services)	49	4,510
Express, Inc.* (Specialty Retail)	62	50
Expro Group Holdings N.V.* (Energy Equipment & Services)	83	1,651
Extreme Networks, Inc.* (Communications Equipment)	121	2,150
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	25	157
EZCORP, Inc.* - Class A (Consumer Finance)	47	405
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	36	31
Fabrinet* (Electronic Equipment, Instruments & Components)	35	3,323
Faraday Future Intelligent Electric, Inc.* (Automobile Components)	486	83
Farmers & Merchants Bancorp, Inc. (Banks)	12	274
Farmers National Bancorp (Banks)	33	386
Farmland Partners, Inc. (Specialized REITs)	48	501
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	18	420
Fastly, Inc.* - Class A (IT Services)	109	1,611
Fate Therapeutics, Inc.* (Biotechnology)	80	486
Fathom Digital Manufacturing C* (Machinery)	28	13
FB Financial Corp. (Banks)	34	1,001
Federal Agricultural Mortgage Corp. (Financial Services)	9	1,200
Federal Signal Corp. (Machinery)	57	2,929
Federated Hermes, Inc. - Class B (Capital Markets)	82	3,393
FibroGen, Inc.* (Biotechnology)	84	1,438
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	122	878
Finance Of America Cos., Inc.* - Class A (Financial Services)	38	62
Financial Institutions, Inc. (Banks)	14	245
First Advantage Corp.* (Professional Services)	56	720
First Bancorp (Banks)	37	1,139
First BanCorp (Banks)	173	2,033
First Bank/Hamilton NJ (Banks)	15	146
First Busey Corp. (Banks)	50	909
First Business Financial Services, Inc. (Banks)	8	230
First Commonwealth Financial Corp. (Banks)	98	1,223
First Community Bancshares, Inc. (Banks)	15	351
First Financial Bancorp (Banks)	89	1,842
First Financial Bankshares, Inc. (Banks)	125	3,657
First Financial Corp. (Banks)	11	380
First Foundation, Inc. (Banks)	49	308
First Guaranty Bancshares, Inc. (Banks)	6	82
First Internet Bancorp (Banks)	8	118
First Interstate BancSystem, Inc. - Class A (Banks)	86	2,201
First Merchants Corp. (Banks)	55	1,605

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Mid Bancshares, Inc. (Banks)	18	$474
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	15	241
First Western Financial, Inc.* (Banks)	8	142
FirstCash Holdings, Inc. (Consumer Finance)	36	3,708
Fisker, Inc.*(a) (Automobile Components)	170	1,095
Five Star Bancorp (Banks)	12	255
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	28	963
Fluence Energy, Inc.* (Electrical Equipment)	35	632
Fluor Corp.* (Construction & Engineering)	137	3,981
Flushing Financial Corp. (Banks)	27	325
Flywire Corp.* (Financial Services)	55	1,604
Focus Financial Partners, Inc.* (Capital Markets)	56	2,909
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	26	55
Foghorn Therapeutics, Inc.* (Biotechnology)	19	124
Foot Locker, Inc. (Specialty Retail)	77	3,233
Forestar Group, Inc.* (Real Estate Management & Development)	17	329
ForgeRock, Inc.* - Class A (Software)	42	841
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	74	2,021
Forrester Research, Inc.* (Professional Services)	11	340
Forward Air Corp. (Air Freight & Logistics)	26	2,743
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	45	151
Four Corners Property Trust, Inc. (Specialized REITs)	80	2,041
Fox Factory Holding Corp.* (Automobile Components)	41	4,545
Franchise Group, Inc. (Specialty Retail)	25	731
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	80	1,010
Franklin Covey Co.* (Professional Services)	12	441
Franklin Electric Co., Inc. (Machinery)	44	3,937
Franklin Street Properties Corp. (Office REITs)	95	110
Fresh Del Monte Produce, Inc. (Food Products)	29	833
Frontdoor, Inc.* (Diversified Consumer Services)	79	2,161
Frontier Group Holdings, Inc.* (Passenger Airlines)	36	342
Frontline PLC (Oil, Gas & Consumable Fuels)	120	1,856
FRP Holdings, Inc.* (Real Estate Management & Development)	6	348
FTC Solar, Inc.* (Electrical Equipment)	41	112
fuboTV, Inc.* (Interactive Media & Services)	180	205
FuelCell Energy, Inc.* (Electrical Equipment)	392	737
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	49	123
Fulgent Genetics, Inc.* (Health Care Providers & Services)	20	591
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	32	225
Fulton Financial Corp. (Banks)	156	1,861
Funko, Inc.* (Distributors)	31	306
FutureFuel Corp. (Chemicals)	25	188
FVCBankcorp, Inc.* (Banks)	14	135
Gambling.com Group, Ltd.* (Media)	9	88
Gannett Co., Inc.* (Media)	138	262
GATX Corp. (Trading Companies & Distributors)	34	3,873
GCM Grosvenor, Inc. - Class A (Capital Markets)	39	315
Genco Shipping & Trading, Ltd. (Marine Transportation)	35	539
GeneDx Holdings Corp.* (Health Care Providers & Services)	284	78
Generation Bio Co.* (Biotechnology)	46	226
Genesco, Inc.* (Specialty Retail)	12	416
Gentherm, Inc.* (Automobile Components)	32	1,909
Genworth Financial, Inc.* (Insurance)	475	2,760
German American Bancorp, Inc. (Banks)	27	785
Geron Corp.* (Biotechnology)	411	1,011
Getty Realty Corp. (Retail REITs)	40	1,333
Gevo, Inc.*(a) (Oil, Gas & Consumable Fuels)	189	219
Gibraltar Industries, Inc.* (Building Products)	30	1,501
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	41	644
Glacier Bancorp, Inc. (Banks)	107	3,555
Gladstone Commercial Corp. (Diversified REITs)	38	454
Gladstone Land Corp. (Specialized REITs)	31	499
Glatfelter Corp. (Paper & Forest Products)	42	190
Glaukos Corp.* (Health Care Equipment & Supplies)	44	2,090
Global Industrial Co. (Trading Companies & Distributors)	12	320
Global Medical REIT, Inc. (Health Care REITs)	59	548
Global Net Lease, Inc. (Diversified REITs)	100	1,126
Global Water Resources, Inc. (Water Utilities)	13	143
Globalstar, Inc.* (Diversified Telecommunication Services)	656	594
GMS, Inc.* (Trading Companies & Distributors)	40	2,322
Gogo, Inc.* (Wireless Telecommunication Services)	47	630
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	97	2,202
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	19	801
Golden Ocean Group, Ltd.(a) (Marine Transportation)	118	1,080
Goosehead Insurance, Inc.* (Insurance)	18	1,035
GoPro, Inc.* - Class A (Household Durables)	124	531
Gossamer Bio, Inc.* (Biotechnology)	60	77
GrafTech International, Ltd. (Electrical Equipment)	186	876

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Graham Holdings Co. - Class B (Diversified Consumer Services)	4	$2,302
Granite Construction, Inc. (Construction & Engineering)	42	1,601
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	50	224
Gray Television, Inc. (Media)	79	609
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	63	361
Great Southern Bancorp, Inc. (Banks)	9	458
Green Brick Partners, Inc.* (Household Durables)	26	969
Green Dot Corp.* - Class A (Consumer Finance)	45	774
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	52	1,777
Greene County Bancorp, Inc. (Banks)	6	123
Greenidge Generation Holdings, Inc.* (Software)	16	8
GreenLight Biosciences Holdings PBC* (Biotechnology)	86	27
Greenlight Capital Re, Ltd.* - Class A (Insurance)	25	245
Greif, Inc. - Class A (Containers & Packaging)	24	1,507
Greif, Inc. - Class B (Containers & Packaging)	5	394
Grid Dynamics Holdings, Inc.* (IT Services)	51	554
Griffon Corp. (Building Products)	42	1,195
Group 1 Automotive, Inc. (Specialty Retail)	14	3,143
Groupon, Inc.* (Broadline Retail)	21	75
GrowGeneration Corp.* (Specialty Retail)	55	188
Guaranty Bancshares, Inc. (Banks)	8	193
Guess?, Inc.(a) (Specialty Retail)	30	566
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	11	995
H&E Equipment Services, Inc. (Trading Companies & Distributors)	31	1,132
H.B. Fuller Co. (Chemicals)	52	3,441
Haemonetics Corp.* (Health Care Equipment & Supplies)	48	4,018
Halozyme Therapeutics, Inc.* (Biotechnology)	128	4,113
Hamilton Lane, Inc. (Capital Markets)	34	2,505
Hancock Whitney Corp. (Banks)	83	3,031
Hanmi Financial Corp. (Banks)	29	469
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate InvestmentTrusts (REITs))	84	2,383
HarborOne Bancorp, Inc. (Banks)	42	452
Harmonic, Inc.* (Communications Equipment)	88	1,240
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	25	806
Harsco Corp.* (Commercial Services & Supplies)	75	515
Haverty Furniture Cos., Inc. (Specialty Retail)	14	422
Hawaiian Holdings, Inc.* (Passenger Airlines)	49	408
Hawkins, Inc. (Chemicals)	19	766
Haynes International, Inc. (Metals & Mining)	12	564
HBT Financial, Inc. (Banks)	12	212
HCI Group, Inc.(a) (Insurance)	6	304
Health Catalyst, Inc.* (Health Care Technology)	53	668
Healthcare Services Group, Inc. (Commercial Services & Supplies)	71	1,108
HealthEquity, Inc.* (Health Care Providers & Services)	80	4,276
HealthStream, Inc. (Health Care Technology)	23	567
Heartland Express, Inc. (Ground Transportation)	45	652
Heartland Financial USA, Inc. (Banks)	39	1,270
Hecla Mining Co. (Metals & Mining)	531	3,213
Heidrick & Struggles International, Inc. (Professional Services)	19	477
Helen of Troy, Ltd.* (Household Durables)	23	2,308
Heliogen, Inc.* (Electrical Equipment)	87	24
Helios Technologies, Inc. (Machinery)	31	1,864
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	137	993
Helmerich & Payne, Inc. (Energy Equipment & Services)	99	3,283
Herbalife, Ltd.* (Personal Care Products)	94	1,397
Herc Holdings, Inc. (Trading Companies & Distributors)	24	2,400
Heritage Commerce Corp. (Banks)	56	476
Heritage Financial Corp. (Banks)	33	581
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	15	524
Heron Therapeutics, Inc.* (Biotechnology)	99	237
Hersha Hospitality Trust (Hotel & Resort REITs)	30	189
Heska Corp.* (Health Care Equipment & Supplies)	9	1,054
HF Foods Group, Inc.* (Consumer Staples Distribution)	36	141
Hibbett, Inc. (Specialty Retail)	12	652
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	7	138
Hillenbrand, Inc. (Machinery)	66	3,011
HilleVax, Inc.* (Biotechnology)	17	238
Hillman Solutions Corp.* (Machinery)	129	1,084
Hilltop Holdings, Inc. (Banks)	48	1,489
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	82	3,510
Hims & Hers Health, Inc.* (Health Care Providers & Services)	116	1,344
Hingham Institution For Savings The (Banks)	1	195
Hippo Holdings, Inc.* (Insurance)	16	292
HireRight Holdings Corp.* (Professional Services)	20	212

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
HNI Corp. (Commercial Services & Supplies)	40	$1,039
Holley, Inc.* (Automobile Components)	49	118
Home Bancorp, Inc. (Banks)	7	219
Home BancShares, Inc. (Banks)	180	3,918
Home Point Capital, Inc. (Financial Services)	8	16
HomeStreet, Inc. (Banks)	17	166
HomeTrust Bancshares, Inc. (Banks)	14	292
Hope Bancorp, Inc. (Banks)	111	1,010
Horace Mann Educators Corp. (Insurance)	39	1,220
Horizon Bancorp, Inc. (Banks)	39	411
Hostess Brands, Inc.* (Food Products)	128	3,297
Houlihan Lokey, Inc. (Capital Markets)	49	4,477
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	5	369
Hub Group, Inc.* - Class A (Air Freight & Logistics)	31	2,337
Hudson Technologies, Inc.* (Trading Companies & Distributors)	41	317
Humacyte, Inc.* (Biotechnology)	56	181
Huron Consulting Group, Inc.* (Professional Services)	19	1,611
Hycroft Mining Holding Corp.* (Metals & Mining)	147	56
Hydrofarm Holdings Group, Inc.* (Machinery)	42	66
Hyliion Holdings Corp.* (Machinery)	132	181
Hyster-Yale Materials Handling, Inc. (Machinery)	10	527
Hyzon Motors, Inc.*(a) (Machinery)	84	70
I3 Verticals, Inc.* - Class A (Financial Services)	22	512
IBEX Holdings, Ltd.* (Professional Services)	9	184
ICF International, Inc. (Professional Services)	18	2,052
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	27	752
Icosavax, Inc.* (Biotechnology)	21	116
Ideaya Biosciences, Inc.* (Biotechnology)	42	767
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	21	116
IDT Corp.* - Class B (Diversified Telecommunication Services)	15	498
IES Holdings, Inc.* (Construction & Engineering)	8	346
IGM Biosciences, Inc.* (Biotechnology)	10	108
iHeartMedia, Inc.* - Class A (Media)	116	403
IMAX Corp.* (Entertainment)	45	943
ImmunityBio, Inc.* (Biotechnology)	79	221
ImmunoGen, Inc.* (Biotechnology)	206	1,110
Immunovant, Inc.* (Biotechnology)	43	694
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	21	1,857
Inari Medical, Inc.* (Health Care Equipment & Supplies)	46	3,055
Independence Realty Trust, Inc. (Residential REITs)	216	3,596
Independent Bank Corp. (Banks)	19	339
Independent Bank Corp. (Banks)	44	2,464
Independent Bank Group, Inc. (Banks)	34	1,237
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	102	772
Indus Realty Trust, Inc. (Industrial REITs)	5	333
Industrial Logistics Properties Trust (Industrial REITs)	62	128
Infinera Corp.* (Communications Equipment)	185	1,171
Information Services Group, Inc. (IT Services)	34	173
Ingevity Corp.* (Chemicals)	36	2,583
Ingles Markets, Inc. (Consumer Staples Distribution)	14	1,289
Inhibrx, Inc.* (Biotechnology)	31	651
Innospec, Inc. (Chemicals)	24	2,439
Innovage Holding Corp.* (Health Care Providers & Services)	18	110
Innovative Industrial Properties, Inc. (Industrial REITs)	27	1,851
Innovid Corp.* (Media)	74	69
Innoviva, Inc.* (Pharmaceuticals)	61	716
Inogen, Inc.* (Health Care Equipment & Supplies)	22	293
Inotiv, Inc.* (Life Sciences Tools & Services)	22	122
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	237	183
Inseego Corp.* (Communications Equipment)	83	50
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	30	3,629
Insmed, Inc.* (Biotechnology)	130	2,535
Insperity, Inc. (Professional Services)	34	4,164
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	20	15
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	27	7,226
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	20	256
Installed Building Products, Inc. (Household Durables)	23	2,858
Insteel Industries, Inc. (Building Products)	18	496
Instil Bio, Inc.* (Biotechnology)	67	44
Instructure Holdings, Inc.* (Software)	17	451
Intapp, Inc.* (Software)	14	564
Integer Holdings Corp.* (Health Care Equipment & Supplies)	32	2,635
Integral Ad Science Holding Corp.* (Media)	37	582
Intellia Therapeutics, Inc.* (Biotechnology)	80	3,020
Inter Parfums, Inc. (Personal Care Products)	17	2,580
Intercept Pharmaceuticals, Inc.* (Biotechnology)	23	398
InterDigital, Inc. (Software)	28	1,897
Interface, Inc. (Commercial Services & Supplies)	55	431

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
International Bancshares Corp. (Banks)	51	$2,176
International Game Technology PLC (Hotels, Restaurants & Leisure)	94	2,645
International Money Express, Inc.* (Financial Services)	30	773
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	47	1,872
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	88	5,469
Intrepid Potash, Inc.* (Chemicals)	11	284
InvenTrust Properties Corp. (Retail REITs)	65	1,466
Invesco Mortgage Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	34	361
Investors Title Co. (Insurance)	1	149
Invitae Corp.*(a) (Health Care Providers & Services)	234	318
Invivyd, Inc.* (Biotechnology)	49	54
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	115	634
Iovance Biotherapeutics, Inc.* (Biotechnology)	145	818
iRadimed Corp. (Health Care Equipment & Supplies)	7	291
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	29	3,811
Iridium Communications, Inc. (Diversified Telecommunication Services)	120	7,616
iRobot Corp.* (Household Durables)	26	1,023
IronNet, Inc.* (Software)	64	18
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	131	1,364
iTeos Therapeutics, Inc.* (Biotechnology)	23	316
Itron, Inc.* (Electronic Equipment, Instruments & Components)	43	2,296
Ivanhoe Electric, Inc.* (Metals & Mining)	44	524
IVERIC bio, Inc.* (Biotechnology)	131	4,309
J & J Snack Foods Corp. (Food Products)	15	2,298
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	20	1,854
Jackson Financial, Inc. - Class A (Financial Services)	72	2,593
James River Group Holdings, Ltd. (Insurance)	35	681
Janus International Group, Inc.* (Building Products)	78	702
Janux Therapeutics, Inc.* (Biotechnology)	16	245
JELD-WEN Holding, Inc.* (Building Products)	80	1,022
JOANN, Inc. (Specialty Retail)	11	19
Joby Aviation, Inc.*(a) (Passenger Airlines)	247	1,070
John B Sanfilippo & Son, Inc. (Food Products)	9	936
John Bean Technologies Corp. (Machinery)	30	3,261
John Marshall Bancorp, Inc. (Banks)	11	200
John Wiley & Sons, Inc. - Class A (Media)	41	1,581
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	290
Jounce Therapeutics, Inc.* (Biotechnology)	40	77
Kadant, Inc. (Machinery)	11	2,044
Kaiser Aluminum Corp. (Metals & Mining)	15	986
Kaleyra, Inc.* (Software)	9	17
KalVista Pharmaceuticals, Inc.* (Biotechnology)	23	196
Kaman Corp. - Class A (Aerospace & Defense)	27	596
KAR Auction Services, Inc.* (Commercial Services & Supplies)	104	1,408
Karat Packaging, Inc. (Trading Companies & Distributors)	5	68
Karuna Therapeutics, Inc.* (Biotechnology)	31	6,152
Karyopharm Therapeutics, Inc.* (Biotechnology)	75	269
KB Home (Household Durables)	73	3,199
Kearny Financial Corp. (Banks)	57	444
Kelly Services, Inc. - Class A (Professional Services)	32	525
Kennametal, Inc. (Machinery)	78	2,025
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	113	1,897
Keros Therapeutics, Inc.* (Biotechnology)	18	798
Kezar Life Sciences, Inc.* (Biotechnology)	51	124
Kforce, Inc. (Professional Services)	19	1,124
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	23	463
Kimball International, Inc. - Class B (Commercial Services & Supplies)	34	419
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	16	493
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	30	323
Kinnate Biopharma, Inc.* (Biotechnology)	28	71
Kinsale Capital Group, Inc. (Insurance)	21	6,860
Kite Realty Group Trust (Retail REITs)	209	4,330
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	55	591
Knowles Corp.* (Electronic Equipment, Instruments & Components)	86	1,452
Kodiak Sciences, Inc.* (Biotechnology)	32	140
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	53	2,394
Koppers Holdings, Inc. (Chemicals)	19	623
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	40	49
Korn Ferry (Professional Services)	50	2,401
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	433	2,771
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	119	1,535
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	69	1,061
Kronos Bio, Inc.* (Biotechnology)	39	64
Kronos Worldwide, Inc. (Chemicals)	21	195
Krystal Biotech, Inc.* (Biotechnology)	20	1,680

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	53	$2,526
Kura Oncology, Inc.* (Biotechnology)	62	604
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	4	276
Kymera Therapeutics, Inc.* (Biotechnology)	36	1,135
Ladder Capital Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	109	1,019
Lakeland Bancorp, Inc. (Banks)	60	860
Lakeland Financial Corp. (Banks)	24	1,216
Lancaster Colony Corp. (Food Products)	19	3,972
Lands' End, Inc.* (Specialty Retail)	15	108
Landsea Homes Corp.* (Household Durables)	9	59
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	66	5,640
Latch, Inc.* (Software)	104	82
Latham Group, Inc.* (Leisure Products)	41	99
Laureate Education, Inc. - Class A (Diversified Consumer Services)	129	1,598
Lawson Products, Inc.* (Trading Companies & Distributors)	5	233
La-Z-Boy, Inc. (Household Durables)	41	1,178
LCI Industries (Automobile Components)	24	2,711
Leafly Holdings, Inc.* (Interactive Media & Services)	29	10
Legacy Housing Corp.* (Household Durables)	8	173
Legalzoom.com, Inc.* (Professional Services)	92	863
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	19	1,026
Lemonade, Inc.* (Insurance)	45	488
LendingClub Corp.* (Consumer Finance)	101	725
LendingTree, Inc.* (Consumer Finance)	10	238
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	80	191
LGI Homes, Inc.* (Household Durables)	20	2,376
Liberty Energy, Inc. (Energy Equipment & Services)	129	1,652
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	37	328
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	140	1,243
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	10	392
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	36	1,368
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	131	622
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	40	832
Lifecore Biomedical, Inc.* (Food Products)	25	106
LifeStance Health Group, Inc.* (Health Care Providers & Services)	69	562
Lifetime Brands, Inc. (Household Durables)	12	59
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	15	1,145
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	91	5,486
Lightning eMotors, Inc.* (Machinery)	3	12
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	108	486
Limelight Networks, Inc.* (IT Services)	132	87
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	362
Lindsay Corp. (Machinery)	11	1,328
Lions Gate Entertainment Corp.* - Class A (Entertainment)	56	644
Lions Gate Entertainment Corp.* - Class B (Entertainment)	111	1,184
Liquidia Corp.* (Pharmaceuticals)	46	309
Liquidity Services, Inc.* (Commercial Services & Supplies)	23	301
LivaNova PLC* (Health Care Equipment & Supplies)	52	2,491
Live Oak Bancshares, Inc. (Banks)	31	730
Livent Corp.* (Chemicals)	156	3,409
LivePerson, Inc.* (Software)	67	310
LiveRamp Holdings, Inc.* (Software)	61	1,469
LiveVox Holdings, Inc.* (Software)	22	63
LL Flooring Holdings, Inc.* (Specialty Retail)	28	92
Local Bounti Corp.* (Food Products)	62	33
Lordstown Motors Corp.* - Class A (Automobile Components)	169	88
LSB Industries, Inc.* (Chemicals)	71	634
LTC Properties, Inc. (Health Care REITs)	38	1,271
Lulu's Fashion Lounge Holdings, Inc.* (Specialty Retail)	16	36
Luminar Technologies, Inc.*(a) (Automobile Components)	241	1,451
Luther Burbank Corp. (Banks)	14	127
Luxfer Holdings PLC (Machinery)	26	397
LXP Industrial Trust (Industrial REITs)	261	2,453
Lyell Immunopharma, Inc.* (Biotechnology)	166	337
M.D.C Holdings, Inc. (Household Durables)	56	2,294
M/I Homes, Inc.* (Household Durables)	26	1,759
Macatawa Bank Corp. (Banks)	25	234
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	52	3,034
MacroGenics, Inc.* (Biotechnology)	58	400
Madison Square Garden Entertainment Corp.* (Entertainment)	25	807
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	12	3,744
Magnite, Inc.* (Media)	127	1,194
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	167	3,527
Malibu Boats, Inc.* (Leisure Products)	20	1,135
MannKind Corp.* (Biotechnology)	244	939
Marathon Digital Holdings, Inc.*(a) (Software)	112	1,128
Marcus & Millichap, Inc. (Real Estate Management & Development)	24	755

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Marine Products Corp. (Leisure Products)	8	$110
MarineMax, Inc.* (Specialty Retail)	21	612
MarketWise, Inc.* (Capital Markets)	16	29
Markforged Holding Corp.* (Machinery)	109	106
Marqeta, Inc.* - Class A (Financial Services)	417	1,689
Marten Transport, Ltd. (Ground Transportation)	56	1,131
Masonite International Corp.* (Building Products)	21	1,920
MasterCraft Boat Holdings, Inc.* (Leisure Products)	17	498
Matador Resources Co. (Oil, Gas & Consumable Fuels)	108	5,295
Materion Corp. (Metals & Mining)	20	2,166
Mativ Holdings, Inc. (Chemicals)	52	1,007
Matson, Inc. (Marine Transportation)	36	2,448
Matterport, Inc.* (Software)	215	501
Matthews International Corp. - Class A (Commercial Services & Supplies)	29	1,098
Maxar Technologies, Inc. (Aerospace & Defense)	71	3,743
MaxCyte, Inc.* (Life Sciences Tools & Services)	85	425
Maximus, Inc. (Professional Services)	58	4,852
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	70	1,689
MBIA, Inc.* (Insurance)	46	463
McGrath RentCorp (Trading Companies & Distributors)	23	2,044
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	24	178
Medifast, Inc. (Personal Care Products)	10	917
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	24	4,804
MeiraGTx Holdings PLC* (Biotechnology)	31	166
Mercantile Bank Corp. (Banks)	15	421
Merchants Bancorp (Financial Services)	15	348
Mercury General Corp. (Insurance)	26	791
MeridianLink, Inc.* (Software)	22	329
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	54	4,390
Meritage Homes Corp. (Household Durables)	35	4,481
Mersana Therapeutics, Inc.* (Biotechnology)	89	390
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	5	833
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	34	1,394
Metrocity Bankshares, Inc. (Banks)	18	294
Metropolitan Bank Holding Corp.* (Banks)	10	321
MFA Financial, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	98	1,048
MGE Energy, Inc. (Electric Utilities)	35	2,681
MGP Ingredients, Inc. (Beverages)	13	1,283
MicroStrategy, Inc.* (Software)	9	2,955
Microvast Holdings, Inc.* (Machinery)	165	173
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	159	318
Mid Penn Bancorp, Inc. (Banks)	14	317
Middlesex Water Co. (Water Utilities)	17	1,241
Midland States Bancorp, Inc. (Banks)	20	400
MidWestOne Financial Group, Inc. (Banks)	14	290
Miller Industries, Inc. (Machinery)	11	359
MillerKnoll, Inc. (Commercial Services & Supplies)	73	1,242
MiMedx Group, Inc.* (Biotechnology)	108	414
Minerals Technologies, Inc. (Chemicals)	31	1,837
Mineralys Therapeutics, Inc.* (Biotechnology)	12	161
MiNK Therapeutics, Inc.* (Biotechnology)	4	8
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	131	1,061
Mirum Pharmaceuticals, Inc.* (Biotechnology)	18	483
Mission Produce, Inc.* (Food Products)	38	433
Mitek System, Inc.* (Software)	41	370
Model N, Inc.* (Software)	36	1,109
Modine Manufacturing Co.* (Automobile Components)	48	1,004
ModivCare, Inc.* (Health Care Providers & Services)	12	763
Moelis & Co. (Capital Markets)	61	2,311
Momentive Global, Inc.* (Software)	125	1,174
Momentus, Inc.*(a) (Aerospace & Defense)	54	23
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	13	902
MoneyGram International, Inc.* (Financial Services)	90	914
Moneylion, Inc.* (Consumer Finance)	4	37
Monro, Inc. (Specialty Retail)	30	1,466
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	62	412
Monte Rosa Therapeutics, Inc.* (Biotechnology)	29	132
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	26	792
Moog, Inc. - Class A (Aerospace & Defense)	27	2,433
Morphic Holding, Inc.* (Biotechnology)	25	1,182
Motorcar Parts of America, Inc.* (Automobile Components)	18	88
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	15	384
Mr. Cooper Group, Inc.* (Financial Services)	67	3,102
MRC Global, Inc.* (Trading Companies & Distributors)	80	779
Mueller Industries, Inc. (Machinery)	54	3,880
Mueller Water Products, Inc. - Class A (Machinery)	150	2,010
Mullen Automotive, Inc.*(a) (Automobile Components)	972	75
Multiplan Corp.* (Health Care Technology)	363	355
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	141	5,176
Murphy USA, Inc. (Specialty Retail)	19	5,230
MVB Financial Corp. (Banks)	10	183

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Myers Industries, Inc. (Containers & Packaging)	35	$663
MYR Group, Inc.* (Construction & Engineering)	16	2,048
Myriad Genetics, Inc.* (Biotechnology)	76	1,618
N-able, Inc.* (Software)	65	829
Nabors Industries, Ltd.* (Energy Equipment & Services)	9	898
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	4	144
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	45	441
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	44	269
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	30	930
National Bank Holdings Corp. (Banks)	28	890
National Beverage Corp.* (Beverages)	23	1,143
National Health Investors, Inc. (Health Care REITs)	40	1,991
National Healthcare Corp. (Health Care Providers & Services)	12	695
National Presto Industries, Inc. (Aerospace & Defense)	5	340
National Research Corp. (Health Care Providers & Services)	14	609
National Vision Holdings, Inc.* (Specialty Retail)	75	1,578
National Western Life Group, Inc. - Class A (Insurance)	2	510
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution)	9	97
Nature's Sunshine Products, Inc.* (Personal Care Products)	13	142
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	46	119
Navient Corp. (Consumer Finance)	98	1,621
NBT Bancorp, Inc. (Banks)	40	1,290
Nektar Therapeutics* (Pharmaceuticals)	174	131
Nelnet, Inc. - Class A (Consumer Finance)	14	1,348
NEOGAMES SA* (Hotels, Restaurants & Leisure)	12	161
Neogen Corp.* (Health Care Equipment & Supplies)	208	3,582
NeoGenomics, Inc.* (Health Care Providers & Services)	121	1,769
NerdWallet, Inc.* - Class A (Consumer Finance)	25	339
Nerdy, Inc.* (Diversified Consumer Services)	54	214
NETGEAR, Inc.* (Communications Equipment)	27	382
NetScout Systems, Inc.* (Communications Equipment)	65	1,769
NETSTREIT Corp. (Retail REITs)	53	966
Nevro Corp.* (Health Care Equipment & Supplies)	33	966
New Jersey Resources Corp. (Gas Utilities)	92	4,750
New York Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	89	915
Newmark Group, Inc. (Real Estate Management & Development)	130	824
Newpark Resources, Inc.* (Energy Equipment & Services)	83	332
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	8	111
NexPoint Residential Trust, Inc. (Residential REITs)	22	944
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	35	218
NextGen Healthcare, Inc.* (Health Care Technology)	53	887
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	169	1,366
NextNav, Inc.* (Software)	64	138
NEXTracker, Inc.* - Class A (Electrical Equipment)	30	945
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	39	176
NI Holdings, Inc.* (Insurance)	8	108
Nicolet Bankshares, Inc.* (Banks)	12	688
Nikola Corp.* (Machinery)	325	288
Nkarta, Inc.* (Biotechnology)	31	153
NL Industries, Inc. (Commercial Services & Supplies)	8	51
nLight, Inc.* (Electronic Equipment, Instruments & Components)	43	377
NMI Holdings, Inc.* - Class A (Financial Services)	79	1,849
Noble Corp. PLC* (Energy Equipment & Services)	81	3,114
Noodles & Co.* (Hotels, Restaurants & Leisure)	39	193
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	197	695
Northeast Bank (Banks)	6	221
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	63	2,090
Northfield Bancorp, Inc. (Banks)	41	427
Northwest Bancshares, Inc. (Banks)	117	1,368
Northwest Natural Holding Co. (Gas Utilities)	33	1,550
Northwest Pipe Co.* (Construction & Engineering)	9	248
NorthWestern Corp. (Multi-Utilities)	56	3,283
Novagold Resources, Inc.* (Metals & Mining)	229	1,246
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	34	5,198
NOW, Inc.* (Trading Companies & Distributors)	106	1,131
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	47	1,855
Nurix Therapeutics, Inc.* (Biotechnology)	45	433
NuScale Power Corp.* (Electrical Equipment)	30	266
Nutex Health, Inc.* (Health Care Providers & Services)	243	138

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Nuvalent, Inc.* - Class A (Biotechnology)	19	$672
NuVasive, Inc.* (Health Care Equipment & Supplies)	50	2,152
Nuvation Bio, Inc.* (Pharmaceuticals)	112	180
NV5 Global, Inc.* (Professional Services)	13	1,231
Oceaneering International, Inc.* (Energy Equipment & Services)	96	1,702
Oceanfirst Financial Corp. (Banks)	56	896
Ocugen, Inc.* (Biotechnology)	208	148
Ocular Therapeutix, Inc.* (Pharmaceuticals)	74	459
Offerpad Solutions, Inc.* (Real Estate Management & Development)	65	30
Office Properties Income Trust (Office REITs)	46	300
OFG Bancorp (Banks)	45	1,151
O-I Glass, Inc.* (Containers & Packaging)	148	3,326
Oil States International, Inc.* (Energy Equipment & Services)	60	422
Old National Bancorp (Banks)	281	3,767
Old Second Bancorp, Inc. (Banks)	41	504
Olo, Inc.* - Class A (Software)	86	589
Olympic Steel, Inc. (Metals & Mining)	9	419
Omega Flex, Inc. (Machinery)	3	330
OmniAb, Inc.* (Life Sciences Tools & Services)	74	258
Omnicell, Inc.* (Health Care Equipment & Supplies)	43	2,613
ON24, Inc.* (Software)	41	357
Ondas Holdings, Inc.* (Communications Equipment)	35	35
ONE Gas, Inc. (Gas Utilities)	52	4,001
One Liberty Properties, Inc. (Diversified REITs)	16	352
OneSpan, Inc.* (Software)	38	560
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	64	768
Onewater Marine, Inc.* (Specialty Retail)	11	290
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	48	3,887
Ooma, Inc.* (Diversified Telecommunication Services)	22	271
Open Lending Corp.* - Class A (Capital Markets)	101	710
OPKO Health, Inc.* (Health Care Providers & Services)	387	569
Oportun Financial Corp.* (Consumer Finance)	27	110
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	8	299
OppFi, Inc.* (Consumer Finance)	9	17
OptimizeRx Corp.* (Health Care Technology)	16	240
Option Care Health, Inc.* (Health Care Providers & Services)	160	5,143
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	69	469
Orchid Island Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	36	385
Organogenesis Holdings, Inc.* (Biotechnology)	68	139
Origin Bancorp, Inc. (Banks)	22	647
Origin Materials, Inc.* (Chemicals)	101	399
Orion Engineered Carbons SA (Chemicals)	58	1,404
Orion Office REIT, Inc. (Office REITs)	55	338
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	50	4,291
Orrstown Financial Services, Inc. (Banks)	10	192
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	33	621
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	757
Oscar Health, Inc.* - Class A (Insurance)	116	781
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	1,694
Otter Tail Corp. (Electric Utilities)	39	2,806
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	27	96
Outbrain, Inc.* (Interactive Media & Services)	35	134
Outfront Media, Inc. (Specialized REITs)	141	2,349
Outlook Therapeutics, Inc.*(a) (Biotechnology)	148	155
Outset Medical, Inc.* (Health Care Equipment & Supplies)	46	828
Overstock.com, Inc.* (Specialty Retail)	41	835
Owens & Minor, Inc.* (Health Care Providers & Services)	71	1,103
Owlet, Inc.* (Health Care Equipment & Supplies)	68	21
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	1,445
P3 Health Partners, Inc.* (Health Care Providers & Services)	23	29
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	238	2,523
Pacific Premier Bancorp, Inc. (Banks)	90	2,002
Pacira BioSciences, Inc.* (Pharmaceuticals)	43	1,948
Pactiv Evergreen, Inc. (Containers & Packaging)	41	324
PagerDuty, Inc.* (Software)	83	2,495
Palomar Holdings, Inc.* (Insurance)	23	1,156
PAM Transportation Services, Inc. (Ground Transportation)	6	135
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	31	2,318
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	47	1,101
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	25	765
Paragon 28, Inc.* (Health Care Equipment & Supplies)	47	866
Paramount Group, Inc. (Office REITs)	180	779
Pardes Biosciences, Inc.* (Biotechnology)	33	64

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Park Aerospace Corp. (Aerospace & Defense)	19	$249
Park National Corp. (Banks)	14	1,516
Parke Bancorp, Inc. (Banks)	10	172
Parsons Corp.* (Aerospace & Defense)	32	1,392
Pathward Financial, Inc. (Banks)	26	1,158
Patrick Industries, Inc. (Automobile Components)	21	1,441
Patterson Cos., Inc. (Health Care Providers & Services)	84	2,277
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	206	2,305
Payoneer Global, Inc.* (Financial Services)	212	1,158
Paysafe, Ltd.* (Financial Services)	28	402
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	114	3,974
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	11	443
PCB Bancorp (Banks)	11	152
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	29	1,045
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	113	2,714
Peapack Gladstone Financial Corp. (Banks)	16	425
Pebblebrook Hotel Trust (Hotel & Resort REITs)	125	1,779
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	78	1,118
PennyMac Financial Services, Inc. (Financial Services)	26	1,625
PennyMac Mortgage Investment Trust (Mortgage Real Estate InvestmentTrusts (REITs))	85	1,057
Peoples Bancorp, Inc. (Banks)	32	834
Peoples Financial Services Corp. (Banks)	7	282
PepGen, Inc.* (Biotechnology)	14	211
Perdoceo Education Corp.* (Diversified Consumer Services)	65	844
Perella Weinberg Partners (Capital Markets)	35	277
Perficient, Inc.* (IT Services)	33	2,143
Perimeter Solutions SA* (Chemicals)	113	845
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	226	2,362
Petiq, Inc.* (Health Care Providers & Services)	26	307
PetMed Express, Inc. (Specialty Retail)	19	292
PFSweb, Inc. (IT Services)	16	64
PGT Innovations, Inc.* (Building Products)	55	1,411
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	24	257
PhenomeX, Inc.* (Life Sciences Tools & Services)	71	83
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	20	311
Phillips Edison & Co., Inc. (Retail REITs)	112	3,532
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	58	839
Phreesia, Inc.* (Health Care Technology)	48	1,519
Physicians Realty Trust (Health Care REITs)	219	3,158
Piedmont Lithium, Inc.* (Metals & Mining)	17	978
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	118	768
Pioneer Bancorp, Inc.* (Banks)	11	97
Piper Sandler Cos. (Capital Markets)	17	2,302
Pitney Bowes, Inc. (Commercial Services & Supplies)	166	583
PJT Partners, Inc. - Class A (Capital Markets)	23	1,582
Planet Labs PBC* (Professional Services)	187	763
Playstudios, Inc.* (Entertainment)	76	333
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	43	72
Plexus Corp.* (Electronic Equipment, Instruments & Components)	26	2,274
Plymouth Industrial REIT, Inc. (Industrial REITs)	36	729
PMV Pharmaceuticals, Inc.* (Biotechnology)	35	161
PNM Resources, Inc. (Electric Utilities)	82	3,947
Point Biopharma Global, Inc.* (Biotechnology)	83	642
PolyMet Mining Corp.* (Metals & Mining)	54	98
Porch Group, Inc.* (Software)	79	72
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	31	670
Portland General Electric Co. (Electric Utilities)	86	4,353
Postal Realty Trust, Inc. - Class A (Office REITs)	17	261
PotlatchDeltic Corp. (Specialized REITs)	76	3,514
Powell Industries, Inc. (Electrical Equipment)	9	361
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	54	3,930
PowerSchool Holdings, Inc.* (Software)	44	919
PRA Group, Inc.* (Consumer Finance)	37	1,342
Praxis Precision Medicines, Inc.* (Biotechnology)	46	48
Precigen, Inc.* (Biotechnology)	117	142
Preferred Bank (Banks)	13	625
Preformed Line Products Co. (Electrical Equipment)	2	249
Premier Financial Corp. (Banks)	34	565
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	48	2,953
PriceSmart, Inc. (Consumer Staples Distribution)	25	1,842
Prime Medicine, Inc.* (Biotechnology)	10	138
Primis Financial Corp. (Banks)	21	186
Primo Water Corp. (Beverages)	151	2,294
Primoris Services Corp. (Construction & Engineering)	51	1,290
Priority Technology Holdings, Inc.* (Financial Services)	17	55
Privia Health Group, Inc.* (Health Care Providers & Services)	50	1,382
ProAssurance Corp. (Insurance)	52	934
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	25	760

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	22	$246
PROG Holdings, Inc.* (Consumer Finance)	48	1,451
Progress Software Corp. (Software)	41	2,250
Progyny, Inc.* (Health Care Providers & Services)	73	2,427
Prometheus Biosciences, Inc.* (Biotechnology)	33	6,400
ProPetro Holding Corp.* (Energy Equipment & Services)	84	583
PROS Holdings, Inc.* (Software)	40	1,135
Protagonist Therapeutics, Inc.* (Biotechnology)	45	1,017
Proterra, Inc.* (Machinery)	215	252
Prothena Corp. PLC* (Biotechnology)	38	2,000
Proto Labs, Inc.* (Machinery)	26	748
Provident BanCorp, Inc. (Banks)	14	96
Provident Financial Services, Inc. (Banks)	70	1,224
PTC Therapeutics, Inc.* (Biotechnology)	67	3,694
PubMatic, Inc.* - Class A (Media)	41	560
Pulmonx Corp.* (Health Care Equipment & Supplies)	33	388
Pure Cycle Corp.* (Water Utilities)	19	188
PureCycle Technologies, Inc.* (Chemicals)	102	670
Purple Innovation, Inc. (Household Durables)	60	178
Q2 Holdings, Inc.* (Software)	54	1,329
QCR Holdings, Inc. (Banks)	15	621
Quad/Graphics, Inc.* (Commercial Services & Supplies)	31	108
Quaker Chemical Corp. (Chemicals)	13	2,426
Qualys, Inc.* (Software)	37	4,178
Quanex Building Products Corp. (Building Products)	32	611
Quanterix Corp.* (Life Sciences Tools & Services)	33	417
Quantum-Si, Inc.* (Life Sciences Tools & Services)	88	129
QuinStreet, Inc.* (Interactive Media & Services)	49	544
Quotient Technology, Inc.* (Media)	87	245
Qurate Retail, Inc.* - Class A (Broadline Retail)	336	268
R1 RCM, Inc.* (Health Care Providers & Services)	144	2,245
Rackspace Technology, Inc.* (IT Services)	55	80
Radian Group, Inc. (Financial Services)	151	3,664
Radiant Logistics, Inc.* (Air Freight & Logistics)	36	238
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	74	1,087
RadNet, Inc.* (Health Care Providers & Services)	48	1,328
Rallybio Corp.* (Biotechnology)	18	97
Ramaco Resources, Inc. (Metals & Mining)	22	179
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	103	4,567
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	18	742
Ranpak Holdings Corp.* (Containers & Packaging)	42	171
Rapid7, Inc.* (Software)	57	2,771
RAPT Therapeutics, Inc.* (Biotechnology)	29	528
Rayonier Advanced Materials, Inc.* (Chemicals)	59	321
RBB Bancorp (Banks)	14	174
RBC Bearings, Inc.* (Machinery)	27	6,128
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	599
RE/MAX Holdings, Inc. (Real Estate Management & Development)	17	328
Ready Capital Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	70	751
Realogy Holdings Corp.* (Real Estate Management & Development)	103	656
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	27	2,669
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	131	625
Red River Bancshares, Inc. (Banks)	4	184
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	49	2,391
Red Violet, Inc.* (Professional Services)	9	154
Redfin Corp.* (Real Estate Management & Development)	102	760
Redwire Corp.* (Aerospace & Defense)	19	61
Redwood Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	109	685
REGENXBIO, Inc.* (Biotechnology)	39	755
Regional Management Corp. (Consumer Finance)	7	187
Relay Therapeutics, Inc.* (Biotechnology)	82	932
Relmada Therapeutics, Inc.* (Pharmaceuticals)	26	66
Remitly Global, Inc.* (Financial Services)	96	1,613
Renasant Corp. (Banks)	53	1,490
Rent the Runway, Inc.* - Class A (Specialty Retail)	45	117
Repay Holdings Corp.* (Financial Services)	84	527
Replimune Group, Inc.* (Biotechnology)	45	753
Republic Bancorp, Inc. - Class A (Banks)	8	314
Republic First Bancorp, Inc.* (Banks)	59	73
Reservoir Media, Inc.* (Entertainment)	20	133
Resideo Technologies, Inc.* (Building Products)	139	2,474
Resources Connection, Inc. (Professional Services)	31	452
Retail Opportunity Investments Corp. (Retail REITs)	116	1,511
REV Group, Inc. (Machinery)	31	333
Revance Therapeutics, Inc.* (Pharmaceuticals)	77	2,451
REVOLUTION Medicines, Inc.* (Biotechnology)	83	1,950
Revolve Group, Inc.* (Specialty Retail)	39	805

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	15	$424
Ribbon Communications, Inc.* (Communications Equipment)	69	177
Rigel Pharmaceuticals, Inc.* (Biotechnology)	166	188
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	78	37
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	10	420
Rimini Street, Inc.* (Software)	47	176
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	90	163
Riot Platforms, Inc.*(a) (Software)	152	1,818
Rite Aid Corp.* (Consumer Staples Distribution)	53	111
RLI Corp. (Insurance)	37	5,144
RLJ Lodging Trust (Hotel & Resort REITs)	154	1,555
Rocket Lab USA, Inc.* (Aerospace & Defense)	207	811
Rocket Pharmaceuticals, Inc.* (Biotechnology)	54	968
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	7	205
Rogers Corp.* (Electronic Equipment, Instruments & Components)	18	2,897
Root, Inc.* - Class A (Insurance)	8	34
Rover Group, Inc.* (Diversified Consumer Services)	90	408
RPC, Inc. (Energy Equipment & Services)	71	525
RPT Realty (Retail REITs)	81	753
RumbleON, Inc.* - Class B (Specialty Retail)	10	68
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	40	2,124
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	6	351
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	58	180
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	30	485
RxSight, Inc.* (Health Care Equipment & Supplies)	23	412
Ryerson Holding Corp. (Metals & Mining)	19	718
Ryman Hospitality Properties, Inc. - Class I (Hotel & Resort REITs)	52	4,663
S&T Bancorp, Inc. (Banks)	37	1,019
Sabra Health Care REIT, Inc. (Health Care REITs)	221	2,519
Sabre Corp.* (Hotels, Restaurants & Leisure)	313	1,252
Safe Bulkers, Inc. (Marine Transportation)	69	253
Safehold, Inc. (Specialized REITs)	38	1,053
Safety Insurance Group, Inc. (Insurance)	14	1,023
Sage Therapeutics, Inc.* (Biotechnology)	50	2,443
Saia, Inc.* (Ground Transportation)	25	7,443
Sally Beauty Holdings, Inc.* (Specialty Retail)	103	1,466
Sana Biotechnology, Inc.*(a) (Biotechnology)	85	450
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	30	425
Sandy Spring Bancorp, Inc. (Banks)	42	944
Sangamo Therapeutics, Inc.* (Biotechnology)	128	188
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	55	2,874
Sapiens International Corp. N.V. (Software)	31	624
Sarcos Technology and Robotics Corp.* (Machinery)	105	42
Saul Centers, Inc. (Retail REITs)	11	396
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	24	656
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	25	722
Scholastic Corp. (Media)	28	1,077
Schrodinger, Inc.* (Health Care Technology)	52	1,536
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	60	17
Scilex Holding Co.* (Pharmaceuticals)	48	348
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	45	2,351
Sculptor Capital Management, Inc. (Capital Markets)	24	200
Seacoast Banking Corp. of Florida (Banks)	69	1,531
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	38	2,039
SecureWorks Corp.* - Class A (Software)	10	91
Seer, Inc.* (Life Sciences Tools & Services)	49	164
Select Energy Services, Inc. - Class A (Energy Equipment & Services)	69	513
Select Medical Holdings Corp. (Health Care Providers & Services)	100	3,050
Selective Insurance Group, Inc. (Insurance)	57	5,490
Selectquote, Inc.* (Insurance)	130	138
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	61	1,189
Seneca Foods Corp.* - Class A (Food Products)	5	238
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	454	270
Sensient Technologies Corp. (Chemicals)	40	2,978
Seres Therapeutics, Inc.* (Biotechnology)	68	332
Service Properties Trust (Hotel & Resort REITs)	158	1,386
ServisFirst Bancshares, Inc. (Banks)	48	2,424
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	110	1,000
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	36	1,973
Sharecare, Inc.* (Health Care Technology)	286	440
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	46	957
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	156	3,259
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	34	9,864
Shoe Carnival, Inc. (Specialty Retail)	16	372
Shore Bancshares, Inc. (Banks)	17	226

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Shutterstock, Inc. (Interactive Media & Services)	23	$1,541
SI-BONE, Inc.* (Health Care Equipment & Supplies)	33	729
Sierra Bancorp (Banks)	13	213
SIGA Technologies, Inc. (Pharmaceuticals)	45	262
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	21	203
Signet Jewelers, Ltd. (Specialty Retail)	43	3,164
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	30	4,179
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	36	1,585
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	11	262
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	9	169
Simmons First National Corp. - Class A (Banks)	117	1,955
Simpson Manufacturing Co., Inc. (Building Products)	41	5,158
Simulations Plus, Inc. (Health Care Technology)	15	626
Sinclair Broadcast Group, Inc. - Class A (Media)	38	756
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	54	53
SiriusPoint, Ltd.* (Insurance)	88	765
SITE Centers Corp. (Retail REITs)	184	2,271
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	16	1,736
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	68	1,727
SJW Group (Water Utilities)	26	1,974
Skillsoft Corp.* (Professional Services)	78	96
Skillz, Inc.* (Entertainment)	302	188
Skyline Champion Corp.* (Household Durables)	51	3,783
Skyward Specialty Insurance Group, Inc.* (Insurance)	10	214
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	11	99
SkyWest, Inc.* (Passenger Airlines)	48	1,358
Sleep Number Corp.* (Specialty Retail)	20	451
SM Energy Co. (Oil, Gas & Consumable Fuels)	116	3,257
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	47	725
SmartFinancial, Inc. (Banks)	15	323
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	116	299
Smith & Wesson Brands, Inc. (Leisure Products)	44	529
Snap One Holdings Corp.* (Household Durables)	17	166
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	30	230
SolarWinds Corp.* (Software)	46	397
Solid Power, Inc.* (Automobile Components)	127	288
Solo Brands, Inc.*(a) - Class A (Leisure Products)	21	168
SomaLogic, Inc.* (Life Sciences Tools & Services)	148	414
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	182	75
Sonic Automotive, Inc. - Class A (Specialty Retail)	17	757
Sonos, Inc.* (Household Durables)	122	2,579
SoundThinking, Inc.* (Software)	9	268
South Plains Financial, Inc. (Banks)	9	185
Southern First Bancshares, Inc.* (Banks)	7	193
Southern Missouri Bancorp, Inc. (Banks)	7	254
Southside Bancshares, Inc. (Banks)	29	920
SouthState Corp. (Banks)	72	4,966
Southwest Gas Holdings, Inc. (Gas Utilities)	64	3,584
Sovos Brands, Inc.* (Food Products)	37	635
SP Plus Corp.* (Commercial Services & Supplies)	19	649
SpartanNash Co. (Consumer Staples Distribution)	33	809
Sphere Entertainment Co.* (Entertainment)	25	704
Spire Global, Inc.* (Professional Services)	120	84
Spire, Inc. (Gas Utilities)	49	3,319
Spirit Airlines, Inc. (Passenger Airlines)	105	1,795
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	36	224
SpringWorks Therapeutics, Inc.* (Biotechnology)	35	818
Sprout Social, Inc.* - Class A (Software)	45	2,217
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution)	102	3,535
SPS Commerce, Inc.* (Software)	35	5,155
SPX Technologies, Inc.* (Machinery)	42	2,675
Squarespace, Inc.* - Class A (IT Services)	29	902
STAAR Surgical Co.* (Health Care Equipment & Supplies)	46	3,242
STAG Industrial, Inc. (Industrial REITs)	173	5,859
Stagwell, Inc.* (Media)	74	460
Standard Motor Products, Inc. (Automobile Components)	19	684
Standex International Corp. (Machinery)	11	1,351
Star Holdings* (Diversified REITs)	12	194
Steelcase, Inc. - Class A (Commercial Services & Supplies)	84	672
Stellar Bancorp, Inc. (Banks)	44	1,009
Stem, Inc.*(a) (Electrical Equipment)	138	584
Stepan Co. (Chemicals)	20	1,844
StepStone Group, Inc. - Class A (Capital Markets)	53	1,168
Sterling Bancorp, Inc.* (Banks)	17	92
Sterling Check Corp.* (Professional Services)	23	259
Sterling Construction Co., Inc.* (Construction & Engineering)	28	1,034

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	74	$2,593
Stewart Information Services Corp. (Insurance)	26	1,083
Stitch Fix, Inc.* - Class A (Specialty Retail)	80	273
Stock Yards Bancorp, Inc. (Banks)	27	1,312
Stoke Therapeutics, Inc.* (Biotechnology)	22	196
StoneCo, Ltd.* - Class A (Financial Services)	266	3,276
Stoneridge, Inc.* (Automobile Components)	25	471
StoneX Group, Inc.* (Capital Markets)	17	1,667
Strategic Education, Inc. (Diversified Consumer Services)	22	1,936
Stratus Properties, Inc. (Real Estate Management & Development)	6	128
Stride, Inc.* (Diversified Consumer Services)	40	1,718
Sturm Ruger & Co., Inc. (Leisure Products)	17	979
Summit Financial Group, Inc. (Banks)	11	214
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	101	650
Summit Materials, Inc.* - Class A (Construction Materials)	114	3,125
Sumo Logic, Inc.* (Software)	113	1,356
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	32	631
SunCoke Energy, Inc. (Metals & Mining)	80	622
Sunlight Financial Holdings, Inc.* (Consumer Finance)	23	10
Sunnova Energy International, Inc.*(a) (Independent Power and Renewable Electricity Producers)	95	1,706
SunOpta, Inc.* (Food Products)	94	799
SunPower Corp.* (Electrical Equipment)	79	1,044
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	204	1,944
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	45	4,744
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	11	86
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,769
Surgery Partners, Inc.* (Health Care Providers & Services)	49	1,943
Surmodics, Inc.* (Health Care Equipment & Supplies)	13	300
Sutro Biopharma, Inc.* (Biotechnology)	52	222
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	85	675
SWK Holdings Corp.* (Financial Services)	3	53
Sylvamo Corp. (Paper & Forest Products)	33	1,512
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	38	3,365
Syndax Pharmaceuticals, Inc.* (Biotechnology)	58	1,192
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	19	346
Talaris Therapeutics, Inc.* (Biotechnology)	22	63
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	67	913
Tanger Factory Outlet Centers, Inc. (Retail REITs)	97	1,902
Tango Therapeutics, Inc.* (Biotechnology)	45	153
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	28	353
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	18	269
Tattooed Chef, Inc.* (Food Products)	48	74
Taylor Morrison Home Corp.* (Household Durables)	100	4,308
TechTarget, Inc.* (Media)	26	886
Teekay Corp.* (Oil, Gas & Consumable Fuels)	66	373
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	22	891
TEGNA, Inc. (Media)	214	3,660
Tejon Ranch Co.* (Real Estate Management & Development)	20	346
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	97	971
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	490	696
Telos Corp.* (Software)	52	88
Tenable Holdings, Inc.* (Software)	107	3,957
Tenaya Therapeutics, Inc.* (Biotechnology)	42	223
Tennant Co. (Machinery)	18	1,376
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	7	13
Terawulf, Inc.* (Software)	67	119
Terex Corp. (Machinery)	64	2,854
Terran Orbital Corp.*(a) (Aerospace & Defense)	39	69
Terreno Realty Corp. (Industrial REITs)	77	4,742
TETRA Technologies, Inc.* (Energy Equipment & Services)	119	339
Texas Capital Bancshares, Inc.* (Banks)	46	2,312
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	64	7,079
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	42	1,474
TG Therapeutics, Inc.* (Biotechnology)	128	3,178
The Andersons, Inc. (Consumer Staples Distribution)	31	1,386
The Arena Group Holdings, Inc.* (Interactive Media & Services)	11	45
The Bancorp, Inc.* (Banks)	52	1,659
The Bank of NT Butterfield & Son, Ltd. (Banks)	48	1,235
The Beachbody Co., Inc.* (Diversified Consumer Services)	100	47
The Beauty Health Co.* (Personal Care Products)	84	963
The Brink's Co. (Commercial Services & Supplies)	43	2,703
The Buckle, Inc. (Specialty Retail)	29	972
The Cato Corp. - Class A (Specialty Retail)	17	140

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	47	$1,583
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution)	33	1,098
The Children's Place, Inc.* (Specialty Retail)	11	326
The Container Store Group, Inc.* (Specialty Retail)	31	96
The Duckhorn Portfolio, Inc.* (Beverages)	40	604
The E.W. Scripps Co.* - Class A (Media)	56	472
The Ensign Group, Inc. (Health Care Providers & Services)	52	5,049
The First Bancorp, Inc. (Banks)	9	222
The First Bancshares, Inc. (Banks)	24	602
The First of Long Island Corp. (Banks)	21	246
The GEO Group, Inc.* (Commercial Services & Supplies)	114	858
The Goodyear Tire & Rubber Co.* (Automobile Components)	269	2,870
The Gorman-Rupp Co. (Machinery)	22	540
The Greenbrier Cos., Inc. (Machinery)	31	820
The Hackett Group, Inc. (IT Services)	22	408
The Hain Celestial Group, Inc.* (Food Products)	86	1,542
The Honest Co., Inc.* (Personal Care Products)	63	105
The Joint Corp.* (Health Care Providers & Services)	13	205
The Lovesac Co.* (Household Durables)	13	342
The Macerich Co. (Retail REITs)	207	2,068
The Manitowoc Co., Inc.* (Machinery)	33	505
The Marcus Corp. (Entertainment)	23	403
The Necessity Retail REIT, Inc. (Retail REITs)	128	705
The ODP Corp.* (Specialty Retail)	38	1,642
The Oncology Institute, Inc.* (Health Care Providers & Services)	34	17
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	22	172
The Pennant Group, Inc.* (Health Care Providers & Services)	25	347
The RealReal, Inc.*(a) (Specialty Retail)	85	95
The RMR Group, Inc. - Class A (Real Estate Management & Development)	15	356
The Shyft Group, Inc. (Machinery)	33	828
The Simply Good Foods Co.* (Food Products)	85	3,091
The St Joe Co. (Real Estate Management & Development)	33	1,356
The Vita Coco Co., Inc.* (Beverages)	27	585
The York Water Co. (Water Utilities)	14	589
Theravance Biopharma, Inc.* (Pharmaceuticals)	63	682
Thermon Group Holdings, Inc.* (Electrical Equipment)	32	665
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	16	164
Third Coast Bancshares, Inc.* (Banks)	12	167
Third Harmonic Bio, Inc.* (Pharmaceuticals)	12	54
Thorne HealthTech, Inc.* (Personal Care Products)	13	57
ThredUp, Inc.* - Class A (Specialty Retail)	56	148
Thryv Holdings, Inc.* (Media)	24	539
Tidewater, Inc.* (Energy Equipment & Services)	45	2,026
Tile Shop Holdings, Inc.* (Specialty Retail)	30	141
Tilly's, Inc.* - Class A (Specialty Retail)	22	165
TimkenSteel Corp.* (Metals & Mining)	42	703
Tiptree, Inc. (Insurance)	24	330
Titan International, Inc.* (Machinery)	49	478
Titan Machinery, Inc.* (Trading Companies & Distributors)	19	596
Tompkins Financial Corp. (Banks)	13	762
Tootsie Roll Industries, Inc. (Food Products)	15	613
Topgolf Callaway Brands Corp.* (Leisure Products)	134	2,971
Torrid Holdings, Inc.* (Specialty Retail)	14	48
TowneBank (Banks)	66	1,564
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate InvestmentTrusts (REITs))	66	471
TPI Composites, Inc.* (Electrical Equipment)	35	433
Traeger, Inc.* (Household Durables)	32	97
Transcat, Inc.* (Trading Companies & Distributors)	7	534
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	36
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	29	2,294
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	22	68
TravelCenters of America, Inc.* (Specialty Retail)	12	1,034
Travere Therapeutics, Inc.* (Biotechnology)	59	1,273
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	35	857
Tredegar Corp. (Metals & Mining)	26	244
TreeHouse Foods, Inc.* (Food Products)	49	2,609
Tri Pointe Homes, Inc.* (Household Durables)	97	2,782
TriCo Bancshares (Banks)	30	1,074
TriMas Corp. (Containers & Packaging)	40	1,016
TriNet Group, Inc.* (Professional Services)	36	3,340
Trinity Industries, Inc. (Machinery)	79	1,892
Trinseo PLC (Chemicals)	34	616
Triton International, Ltd. (Trading Companies & Distributors)	56	4,631
Triumph Financial, Inc.* (Banks)	22	1,143
Triumph Group, Inc.* (Aerospace & Defense)	61	659
Tronox Holdings PLC - Class A (Chemicals)	112	1,533
TrueBlue, Inc.* (Professional Services)	31	470
TrueCar, Inc.* (Interactive Media & Services)	84	216
Trupanion, Inc.* (Insurance)	37	1,299
TrustCo Bank Corp. (Banks)	18	537

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Trustmark Corp. (Banks)	59	$1,410
TTEC Holdings, Inc. (Professional Services)	18	613
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	97	1,146
Tucows, Inc.* (IT Services)	10	224
Tupperware Brands Corp.* (Household Durables)	42	53
Turning Point Brands, Inc. (Tobacco)	14	333
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	15	163
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	136	165
Tutor Perini Corp.* (Construction & Engineering)	40	212
Twist Bioscience Corp.* (Biotechnology)	54	674
Two Harbors Investment Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	93	1,295
Tyra Biosciences, Inc.* (Biotechnology)	13	184
U.S. Cellular Corp.* (Wireless Telecommunication Services)	14	297
U.S. Lime & Minerals, Inc. (Construction Materials)	2	322
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	12	1,278
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	71	927
Udemy, Inc.* (Diversified Consumer Services)	70	636
UFP Industries, Inc. (Building Products)	57	4,476
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	7	965
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	43	1,227
UMB Financial Corp. (Banks)	42	2,672
UMH Properties, Inc. (Residential REITs)	51	775
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	14	123
UniFirst Corp. (Commercial Services & Supplies)	14	2,292
Unisys Corp.* (IT Services)	64	205
United Bankshares, Inc. (Banks)	125	4,140
United Community Banks, Inc. (Banks)	102	2,540
United Fire Group, Inc. (Insurance)	20	538
United Natural Foods, Inc.* (Consumer Staples Distribution)	57	1,554
Uniti Group, Inc. (Specialized REITs)	228	780
Unitil Corp. (Multi-Utilities)	15	834
Unity Bancorp, Inc. (Banks)	7	162
Universal Corp. (Tobacco)	23	1,262
Universal Electronics, Inc.* (Household Durables)	12	121
Universal Health Realty Income Trust (Health Care REITs)	12	522
Universal Insurance Holdings, Inc. (Insurance)	25	386
Universal Logistics Holdings, Inc. (Ground Transportation)	7	179
Universal Technical Institute, Inc.* (Diversified Consumer Services)	32	226
Univest Financial Corp. (Banks)	28	563
Upbound Group, Inc. (Specialty Retail)	48	1,280
Upland Software, Inc.* (Software)	28	103
Upwork, Inc.* (Professional Services)	117	1,120
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	343	895
Urban Edge Properties (Retail REITs)	110	1,614
Urban One, Inc.* (Media)	10	58
Urban One, Inc.* (Media)	8	57
Urban Outfitters, Inc.* (Specialty Retail)	61	1,651
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	201	188
Urstadt Biddle Properties, Inc. - Class A (Retail REITs)	27	465
USANA Health Sciences, Inc.* (Personal Care Products)	11	730
USCB Financial Holdings, Inc.* (Banks)	10	95
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	285
Utz Brands, Inc. (Food Products)	63	1,191
V2X, Inc.* (Aerospace & Defense)	12	518
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	102	437
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	111	88
Valaris, Ltd.* (Energy Equipment & Services)	58	3,480
Valhi, Inc. (Chemicals)	2	31
Valley National Bancorp (Banks)	413	3,873
Value Line, Inc. (Capital Markets)	1	46
Vanda Pharmaceuticals, Inc.* (Biotechnology)	53	325
Varex Imaging Corp.* (Health Care Equipment & Supplies)	37	656
Varonis Systems, Inc.* (Software)	103	2,385
Vaxart, Inc.* (Biotechnology)	123	100
Vaxcyte, Inc.* (Biotechnology)	79	3,384
VBI Vaccines, Inc.* (Biotechnology)	6	17
Vector Group, Ltd. (Tobacco)	138	1,759
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	49	903
Velo3D, Inc.* (Machinery)	55	129
Velocity Financial, Inc.* (Financial Services)	8	73
Ventyx Biosciences, Inc.* (Pharmaceuticals)	24	902
Vera Therapeutics, Inc.* (Biotechnology)	21	140
Veracyte, Inc.* (Biotechnology)	69	1,562
Veradigm, Inc.* (Health Care Technology)	103	1,286
Vericel Corp.* (Biotechnology)	45	1,418
Verint Systems, Inc.* (Software)	62	2,262
Veris Residential, Inc.* (Residential REITs)	83	1,357
Veritex Holdings, Inc. (Banks)	50	861
Veritiv Corp. (Trading Companies & Distributors)	13	1,493
Veritone, Inc.* (Software)	30	143
Verra Mobility Corp.* (Professional Services)	135	2,288

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	52	$411
Veru, Inc.* (Personal Care Products)	62	79
Verve Therapeutics, Inc.* (Biotechnology)	45	717
Via Renewables, Inc. (Electric Utilities)	2	21
Viad Corp.* (Commercial Services & Supplies)	19	362
Viant Technology, Inc.* - Class A (Software)	14	62
Viavi Solutions, Inc.* (Communications Equipment)	215	1,926
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	53	119
Vicor Corp.* (Electrical Equipment)	21	902
Victory Capital Holdings, Inc. - Class A (Capital Markets)	16	489
View, Inc.* (Building Products)	130	44
ViewRay, Inc.* (Health Care Equipment & Supplies)	142	168
Village Super Market, Inc. - Class A (Consumer Staples Distribution)	8	175
Vimeo, Inc.* (Interactive Media & Services)	137	451
Vinco Ventures, Inc.* (Interactive Media & Services)	225	41
Vintage Wine Estates, Inc.* (Beverages)	31	42
Vir Biotechnology, Inc.* (Biotechnology)	70	1,761
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	233	848
Viridian Therapeutics, Inc.* (Biotechnology)	37	1,037
Virtus Investment Partners, Inc. (Capital Markets)	7	1,275
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	125	2,661
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	12	450
Vista Outdoor, Inc.* (Leisure Products)	54	1,301
VistaGen Therapeutics, Inc.* (Biotechnology)	199	28
Visteon Corp.* (Automobile Components)	27	3,790
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	16	744
Vital Farms, Inc.* (Food Products)	29	374
Vivid Seats, Inc.* - Class A (Entertainment)	25	180
Vizio Holding Corp.* - Class A (Household Durables)	65	557
VSE Corp. (Commercial Services & Supplies)	10	423
Vuzix Corp.* (Household Durables)	57	229
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	91	398
Wabash National Corp. (Machinery)	46	1,181
Walker & Dunlop, Inc. (Financial Services)	29	1,952
Warby Parker, Inc.*(a) - Class A (Specialty Retail)	80	842
Warrior Met Coal, Inc. (Metals & Mining)	49	1,694
Washington Federal, Inc. (Banks)	62	1,738
Washington Trust Bancorp, Inc. (Banks)	16	450
Waterstone Financial, Inc. (Financial Services)	18	249
Watts Water Technologies, Inc. - Class A (Machinery)	26	4,205
WD-40 Co. (Household Products)	13	2,475
Weatherford International PLC* (Energy Equipment & Services)	68	4,395
Weave Communications, Inc.* (Software)	30	133
Weis Markets, Inc. (Consumer Staples Distribution)	16	1,320
Wejo Group, Ltd.* (Interactive Media & Services)	55	21
Werner Enterprises, Inc. (Ground Transportation)	61	2,755
WesBanco, Inc. (Banks)	55	1,464
WESCO International, Inc. (Trading Companies & Distributors)	1	144
West Bancorp, Inc. (Banks)	16	276
Westamerica Bancorp (Banks)	25	1,013
Weyco Group, Inc. (Distributors)	6	163
Wheels Up Experience, Inc.* (Passenger Airlines)	155	72
Whitestone REIT (Retail REITs)	45	403
Whole Earth Brands, Inc.* (Food Products)	39	94
WideOpenWest, Inc.* (Media)	51	583
Willdan Group, Inc.* (Professional Services)	11	161
Wingstop, Inc. (Hotels, Restaurants & Leisure)	29	5,803
Winmark Corp. (Specialty Retail)	3	1,002
Winnebago Industries, Inc. (Automobile Components)	29	1,686
WisdomTree, Inc. (Capital Markets)	131	817
WM Technology, Inc.* (Software)	73	53
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	74	1,239
Workhorse Group, Inc.* (Automobile Components)	146	138
Workiva, Inc.* (Software)	46	4,296
World Acceptance Corp.* (Consumer Finance)	4	404
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	59	1,395
Worthington Industries, Inc. (Metals & Mining)	30	1,782
WSFS Financial Corp. (Banks)	59	2,075
WW International, Inc.* (Diversified Consumer Services)	52	434
Xencor, Inc.* (Biotechnology)	55	1,454
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	110	1,393
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	127	287
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	110	1,724
Xometry, Inc.* - Class A (Trading Companies & Distributors)	33	458
Xos, Inc.*(a) (Machinery)	54	27
XPEL, Inc.* (Automobile Components)	21	1,534
Xperi, Inc.* (Software)	40	380
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	20	662

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Yelp, Inc.* (Interactive Media & Services)	65	$1,946
Yext, Inc.* (Software)	108	948
Y-mAbs Therapeutics, Inc.* (Biotechnology)	35	210
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	45	991
Zeta Global Holdings Corp.* - Class A (Software)	107	1,039
Ziff Davis, Inc.* (Interactive Media & Services)	44	3,219
Zimvie, Inc.* (Health Care Equipment & Supplies)	20	165
ZipRecruiter, Inc.* (Interactive Media & Services)	70	1,186
Zumiez, Inc.* (Specialty Retail)	15	262
Zuora, Inc.* - Class A (Software)	121	943
Zurn Elkay Water Solutions Corp. (Building Products)	119	2,564
Zynex, Inc.* (Health Care Equipment & Supplies)	21	240
TOTAL COMMON STOCKS
(Cost $1,502,351)		2,175,532

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—

TOTAL TRUST
(Cost $–)		$—

Repurchase Agreements(b)(c) (14.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $353,137	$353,000	$353,000

TOTAL REPURCHASE AGREEMENTS
(Cost $353,000)		353,000

Collateral for Securities Loaned(d) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	18,923	$18,923
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,923)		18,923
TOTAL INVESTMENT SECURITIES
(Cost $1,874,274) - 106.7%		2,547,455
Net other assets (liabilities) - (6.7)%		(159,357)
NET ASSETS - 100.0%		$2,388,098

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $17,327.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $135,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/30/23	5.23%	$99,063	$2,456
Russell 2000 Index	UBS AG	5/30/23	4.83%	113,215	1,123
				$212,278	$3,579

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Small-Cap ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$23,695	1.0%
Air Freight & Logistics	6,435	0.3%
Automobile Components	34,462	1.4%
Banks	174,989	7.3%
Beverages	13,962	0.6%
Biotechnology	160,021	6.7%
Broadline Retail	2,003	0.1%
Building Products	32,283	1.4%
Capital Markets	36,581	1.5%
Chemicals	46,320	1.9%
Commercial Services & Supplies	32,624	1.4%
Communications Equipment	15,537	0.7%
Construction & Engineering	37,127	1.6%
Construction Materials	3,447	0.1%
Consumer Finance	16,734	0.7%
Consumer Staples Distribution	13,357	0.6%
Containers & Packaging	7,405	0.3%
Distributors	468	NM
Diversified Consumer Services	22,984	1.0%
Diversified REITs	12,258	0.5%
Diversified Telecommunication Services	16,620	0.7%
Electric Utilities	17,239	0.7%
Electrical Equipment	30,063	1.3%
Electronic Equipment, Instruments & Components	52,096	2.2%
Energy Equipment & Services	44,110	1.9%
Entertainment	9,050	0.4%
Financial Services	41,846	1.8%
Food Products	27,832	1.2%
Gas Utilities	23,309	1.0%
Ground Transportation	15,328	0.6%
Health Care Equipment & Supplies	91,642	3.8%
Health Care Providers & Services	56,283	2.4%
Health Care REITs	12,892	0.5%
Health Care Technology	11,851	0.5%
Hotel & Resort REITs	19,075	0.8%
Hotels, Restaurants & Leisure	61,029	2.6%
Household Durables	44,617	1.9%
Household Products	6,423	0.3%
Independent Power and Renewable Electricity Producers	10,164	0.4%
Industrial Conglomerates	462	NM
Industrial REITs	16,095	0.7%
Insurance	48,499	2.0%
Interactive Media & Services	15,156	0.6%
IT Services	9,212	0.4%
Leisure Products	10,123	0.4%
Life Sciences Tools & Services	15,334	0.6%
Machinery	85,564	3.6%
Marine Transportation	5,587	0.2%
Media	16,592	0.7%
Metals & Mining	38,302	1.6%
Mortgage Real Estate Investment Trusts (REITs)	24,891	1.0%
Multi-Utilities	11,294	0.5%
Office REITs	9,202	0.4%
Oil, Gas & Consumable Fuels	96,296	4.0%
Paper & Forest Products	2,280	0.1%
Passenger Airlines	7,376	0.3%
Personal Care Products	19,931	0.8%
Pharmaceuticals	38,277	1.6%
Professional Services	53,660	2.2%
Real Estate Management & Development	13,261	0.6%
Residential REITs	10,384	0.4%
Retail REITs	31,603	1.3%
Semiconductors & Semiconductor Equipment	55,973	2.3%
Software	105,792	4.4%
Specialized REITs	10,737	0.5%
Specialty Retail	57,382	2.4%
Technology Hardware, Storage & Peripherals	9,215	0.4%
Textiles, Apparel & Luxury Goods	17,361	0.7%
Tobacco	3,464	0.2%
Trading Companies & Distributors	38,568	1.6%
Water Utilities	10,594	0.4%
Wireless Telecommunication Services	2,904	0.1%
Other **	212,566	8.9%
Total	$2,388,098	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3D Systems Corp.* (Machinery)	916	$8,391
8x8, Inc.* (Software)	426	1,223
AAR Corp.* (Aerospace & Defense)	229	12,086
Aaron's Co., Inc. (The) (Specialty Retail)	216	2,884
Abercrombie & Fitch Co.* (Specialty Retail)	342	8,051
ABM Industries, Inc. (Commercial Services & Supplies)	460	19,588
Academy Sports & Outdoors, Inc. (Specialty Retail)	288	18,294
Acadia Realty Trust (Retail REITs)	661	8,930
Adeia, Inc. (Software)	734	5,608
ADTRAN Holdings, Inc. (Communications Equipment)	154	1,404
AdvanSix, Inc. (Chemicals)	193	7,272
Agiliti, Inc.* (Health Care Providers & Services)	128	2,140
Alamo Group, Inc. (Machinery)	20	3,535
Alexander & Baldwin, Inc. (Diversified REITs)	505	9,711
Allegiant Travel Co.* (Passenger Airlines)	109	11,326
Ambac Financial Group, Inc.* (Insurance)	313	4,992
AMC Networks, Inc.* - Class A (Media)	195	3,450
American Assets Trust, Inc. (Diversified REITs)	363	6,607
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	801	5,727
American Eagle Outfitters, Inc. (Specialty Retail)	1,214	16,255
American Equity Investment Life Holding Co. (Insurance)	233	8,980
American States Water Co. (Water Utilities)	80	7,100
American Woodmark Corp.* (Building Products)	115	5,810
America's Car-Mart, Inc.* (Specialty Retail)	40	3,216
Ameris Bancorp (Banks)	177	5,930
AMERISAFE, Inc. (Insurance)	59	3,283
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	273	2,271
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	40	1,509
Anika Therapeutics, Inc.* (Biotechnology)	49	1,257
Apogee Enterprises, Inc. (Building Products)	66	2,809
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	907	9,179
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	275	9,760
ArcBest Corp. (Ground Transportation)	169	15,953
Archrock, Inc. (Energy Equipment & Services)	934	9,611
Arconic Corp.* (Metals & Mining)	708	17,522
Arcosa, Inc. (Construction & Engineering)	115	7,767
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	309	1,990
Armada Hoffler Properties, Inc. (Diversified REITs)	166	1,946
Artivion, Inc.* (Health Care Equipment & Supplies)	280	3,884
Asbury Automotive Group, Inc.* (Specialty Retail)	85	16,444
Assured Guaranty, Ltd. (Insurance)	205	11,043
Astec Industries, Inc. (Machinery)	159	6,564
ATI, Inc.* (Metals & Mining)	342	13,208
Atlantic Union Bankshares Corp. (Banks)	317	9,073
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	325	9,601
Avid Bioservices, Inc.* (Biotechnology)	136	2,455
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	95	2,803
Avista Corp. (Multi-Utilities)	514	22,652
Axos Financial, Inc.* (Banks)	172	6,995
AZZ, Inc. (Building Products)	174	6,565
B Riley Financial, Inc.(a) (Capital Markets)	56	1,764
B&G Foods, Inc. (Food Products)	500	8,020
Banc of California, Inc. (Banks)	384	4,358
BankUnited, Inc. (Banks)	527	11,884
Barnes Group, Inc. (Machinery)	352	14,794
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	245	5,231
Berkshire Hills Bancorp, Inc. (Banks)	129	2,744
Big Lots, Inc. (Broadline Retail)	203	1,825
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	164	5,337
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	258	6,391
Boot Barn Holdings, Inc.* (Specialty Retail)	81	5,870
Brady Corp. - Class A (Commercial Services & Supplies)	114	5,817
Brandywine Realty Trust (Office REITs)	1,197	4,704
Bread Financial Holdings, Inc. (Consumer Finance)	345	9,522
Brightsphere Investment Group, Inc. (Capital Markets)	108	2,439
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	307	12,255
Bristow Group, Inc.* (Energy Equipment & Services)	165	3,691
Brookline Bancorp, Inc. (Banks)	612	5,838
Calavo Growers, Inc. (Food Products)	123	3,931
Caleres, Inc. (Specialty Retail)	248	5,654
California Water Service Group (Water Utilities)	145	8,132
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	178	5,899
Capitol Federal Financial, Inc. (Banks)	885	5,487
CareTrust REIT, Inc. (Health Care REITs)	265	5,164
Carpenter Technology Corp. (Metals & Mining)	339	17,878
Centerspace (Residential REITs)	104	5,864
Central Garden & Pet Co.* (Household Products)	35	1,289
Central Garden & Pet Co.* - Class A (Household Products)	149	5,264
Central Pacific Financial Corp. (Banks)	189	3,001
Century Aluminum Co.* (Metals & Mining)	357	3,067

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	198	$13,333
Cerence, Inc.* (Software)	279	7,129
Certara, Inc.* (Health Care Technology)	308	7,445
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	62	1,558
Chatham Lodging Trust (Hotel & Resort REITs)	342	3,502
Chesapeake Utilities Corp. (Gas Utilities)	40	4,940
Chico's FAS, Inc.* (Specialty Retail)	874	4,405
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	57	1,988
Cinemark Holdings, Inc.* (Entertainment)	747	12,609
CIRCOR International, Inc.* (Machinery)	142	3,953
Clearwater Paper Corp.* (Paper & Forest Products)	116	4,188
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	122	8,423
Coherus Biosciences, Inc.* (Biotechnology)	223	1,612
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	114	3,858
Community Bank System, Inc. (Banks)	162	8,094
Community Health Systems, Inc. (Health Care Providers & Services)	874	5,541
Community Healthcare Trust, Inc. (Health Care REITs)	65	2,326
Compass Minerals International, Inc. (Metals & Mining)	238	7,790
Computer Programs and Systems, Inc.* (Health Care Technology)	47	1,216
Comtech Telecommunications Corp. (Communications Equipment)	194	2,008
CONMED Corp. (Health Care Equipment & Supplies)	108	13,562
Consensus Cloud Solutions, Inc.* (Software)	39	1,456
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	517	2,001
Core Laboratories N.V. (Energy Equipment & Services)	169	3,804
CoreCivic, Inc.* (Commercial Services & Supplies)	803	7,058
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	123	2,143
CorVel Corp.* (Health Care Providers & Services)	23	4,647
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	155	16,456
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,135	11,180
Customers Bancorp, Inc.* (Banks)	106	2,315
Cutera, Inc.* (Health Care Equipment & Supplies)	36	821
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	91	2,397
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	309	3,547
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	128	4,539
Deluxe Corp. (Commercial Services & Supplies)	300	4,545
Designer Brands, Inc. (Specialty Retail)	350	2,867
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,462	11,857
Digital Turbine, Inc.* (Software)	226	2,651
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	43	2,792
DMC Global, Inc.* (Energy Equipment & Services)	129	2,443
Donnelley Financial Solutions, Inc.* (Capital Markets)	88	3,806
Douglas Elliman, Inc. (Real Estate Management & Development)	473	1,509
Dril-Quip, Inc.* (Energy Equipment & Services)	111	3,028
DXP Enterprises, Inc.* (Trading Companies & Distributors)	110	2,772
Dycom Industries, Inc.* (Construction & Engineering)	65	6,020
Eagle Bancorp, Inc. (Banks)	219	5,497
Eagle Pharmaceuticals, Inc.* (Biotechnology)	23	646
Easterly Government Properties, Inc. (Office REITs)	634	8,920
Ebix, Inc. (Software)	163	2,650
Edgewell Personal Care Co. (Personal Care Products)	187	8,166
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	138	1,286
Ellington Financial, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	441	5,632
Elme Communities (Residential REITs)	611	10,527
Embecta Corp. (Health Care Equipment & Supplies)	212	5,883
Emergent BioSolutions, Inc.* (Biotechnology)	310	2,737
Employers Holdings, Inc. (Insurance)	93	3,682
Enanta Pharmaceuticals, Inc.* (Biotechnology)	84	2,986
Encore Capital Group, Inc.* (Consumer Finance)	164	8,426
Enerpac Tool Group Corp. (Machinery)	135	3,208
Enhabit, Inc.* (Health Care Providers & Services)	345	4,226
Enova International, Inc.* (Consumer Finance)	218	9,575
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	98	4,267
ESCO Technologies, Inc. (Machinery)	57	5,333
Essential Properties Realty Trust, Inc. (Diversified REITs)	992	24,552
EVERTEC, Inc. (Financial Services)	160	5,550
EZCORP, Inc.* - Class A (Consumer Finance)	368	3,168
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	131	3,059
FB Financial Corp. (Banks)	122	3,590
First Bancorp (Banks)	114	3,509

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Commonwealth Financial Corp. (Banks)	324	$4,044
First Financial Bancorp (Banks)	296	6,127
First Hawaiian, Inc. (Banks)	426	8,141
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	537	14,665
Forrester Research, Inc.* (Professional Services)	79	2,444
Four Corners Property Trust, Inc. (Specialized REITs)	193	4,923
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	575	7,262
Fresh Del Monte Produce, Inc. (Food Products)	214	6,144
Frontdoor, Inc.* (Diversified Consumer Services)	273	7,469
Fulgent Genetics, Inc.* (Health Care Providers & Services)	76	2,247
FutureFuel Corp. (Chemicals)	78	585
Gannett Co., Inc.* (Media)	1,022	1,942
Genesco, Inc.* (Specialty Retail)	84	2,911
Gentherm, Inc.* (Automobile Components)	91	5,428
Genworth Financial, Inc.* (Insurance)	3,457	20,085
Getty Realty Corp. (Retail REITs)	107	3,566
Gibraltar Industries, Inc.* (Building Products)	217	10,859
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	297	4,663
Glaukos Corp.* (Health Care Equipment & Supplies)	110	5,226
Global Net Lease, Inc. (Diversified REITs)	724	8,152
GMS, Inc.* (Trading Companies & Distributors)	290	16,837
Gogo, Inc.* (Wireless Telecommunication Services)	159	2,132
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	59	2,487
Granite Construction, Inc. (Construction & Engineering)	306	11,669
Green Dot Corp.* - Class A (Consumer Finance)	326	5,604
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	413	14,112
Group 1 Automotive, Inc. (Specialty Retail)	101	22,673
Guess?, Inc.(a) (Specialty Retail)	212	3,996
H.B. Fuller Co. (Chemicals)	135	8,933
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,437	12,770
Harsco Corp.* (Commercial Services & Supplies)	556	3,820
Haverty Furniture Cos., Inc. (Specialty Retail)	45	1,356
Hawaiian Holdings, Inc.* (Passenger Airlines)	358	2,982
Haynes International, Inc. (Metals & Mining)	30	1,410
HCI Group, Inc.(a) (Insurance)	47	2,381
Healthcare Services Group, Inc. (Commercial Services & Supplies)	517	8,070
HealthStream, Inc. (Health Care Technology)	60	1,478
Heartland Express, Inc. (Ground Transportation)	114	1,651
Heidrick & Struggles International, Inc. (Professional Services)	139	3,490
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	997	7,228
Helmerich & Payne, Inc. (Energy Equipment & Services)	307	10,181
Heska Corp.* (Health Care Equipment & Supplies)	70	8,201
Hibbett, Inc. (Specialty Retail)	42	2,282
Hilltop Holdings, Inc. (Banks)	320	9,926
HNI Corp. (Commercial Services & Supplies)	287	7,456
HomeStreet, Inc. (Banks)	124	1,210
Hope Bancorp, Inc. (Banks)	834	7,589
Horace Mann Educators Corp. (Insurance)	284	8,884
Hub Group, Inc.* - Class A (Air Freight & Logistics)	126	9,500
Hudson Pacific Properties, Inc. (Office REITs)	897	4,987
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	202	5,626
Independent Bank Corp. (Banks)	154	8,624
Independent Bank Group, Inc. (Banks)	248	9,022
Inogen, Inc.* (Health Care Equipment & Supplies)	160	2,130
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	212	25,640
Installed Building Products, Inc. (Household Durables)	54	6,711
Insteel Industries, Inc. (Building Products)	72	1,982
Integer Holdings Corp.* (Health Care Equipment & Supplies)	232	19,106
Interface, Inc. (Commercial Services & Supplies)	407	3,191
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate InvestmentTrusts (REITs))	137	1,454
iRobot Corp.* (Household Durables)	191	7,512
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	345	3,591
Itron, Inc.* (Electronic Equipment, Instruments & Components)	315	16,821
James River Group Holdings, Ltd. (Insurance)	262	5,101
JBG SMITH Properties (Office REITs)	691	9,861
John B Sanfilippo & Son, Inc. (Food Products)	24	2,495
John Bean Technologies Corp. (Machinery)	221	24,024
Kaman Corp. - Class A (Aerospace & Defense)	195	4,304
KAR Auction Services, Inc.* (Commercial Services & Supplies)	759	10,277
Kelly Services, Inc. - Class A (Professional Services)	241	3,955
Kennametal, Inc. (Machinery)	562	14,590
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	524	8,793

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	404	$4,339
Knowles Corp.* (Electronic Equipment, Instruments & Components)	635	10,719
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	343	15,493
Koppers Holdings, Inc. (Chemicals)	145	4,757
Korn Ferry (Professional Services)	192	9,220
La-Z-Boy, Inc. (Household Durables)	300	8,619
LCI Industries (Automobile Components)	89	10,053
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	42	2,268
LendingTree, Inc.* (Consumer Finance)	76	1,811
Leslie's, Inc.* (Specialty Retail)	363	3,939
LGI Homes, Inc.* (Household Durables)	143	16,988
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	52	3,970
Liquidity Services, Inc.* (Commercial Services & Supplies)	75	980
LivePerson, Inc.* (Software)	237	1,097
LiveRamp Holdings, Inc.* (Software)	203	4,890
LTC Properties, Inc. (Health Care REITs)	99	3,312
Lumen Technologies, Inc. (Diversified Telecommunication Services)	6,429	15,237
LXP Industrial Trust (Industrial REITs)	1,924	18,086
M.D.C Holdings, Inc. (Household Durables)	403	16,511
M/I Homes, Inc.* (Household Durables)	192	12,987
MarineMax, Inc.* (Specialty Retail)	154	4,484
Masterbrand, Inc.* (Building Products)	896	7,231
Materion Corp. (Metals & Mining)	61	6,607
Mativ Holdings, Inc. (Chemicals)	383	7,419
Matthews International Corp. - Class A (Commercial Services & Supplies)	212	8,028
Mercer International, Inc. (Paper & Forest Products)	161	1,567
Mercury General Corp. (Insurance)	186	5,656
Meritage Homes Corp. (Household Durables)	256	32,782
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	14	2,331
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	120	4,919
Middlesex Water Co. (Water Utilities)	44	3,211
MillerKnoll, Inc. (Commercial Services & Supplies)	526	8,947
Minerals Technologies, Inc. (Chemicals)	227	13,453
Mister Car Wash, Inc.* (Diversified Consumer Services)	272	2,399
ModivCare, Inc.* (Health Care Providers & Services)	89	5,660
Monro, Inc. (Specialty Retail)	220	10,754
Moog, Inc. - Class A (Aerospace & Defense)	79	7,119
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	109	2,793
MYR Group, Inc.* (Construction & Engineering)	57	7,295
Myriad Genetics, Inc.* (Biotechnology)	566	12,051
N-able, Inc.* (Software)	148	1,887
Nabors Industries, Ltd.* (Energy Equipment & Services)	21	2,095
National Bank Holdings Corp. (Banks)	89	2,830
National Beverage Corp.* (Beverages)	52	2,584
National Presto Industries, Inc. (Aerospace & Defense)	36	2,449
National Vision Holdings, Inc.* (Specialty Retail)	231	4,860
NeoGenomics, Inc.* (Health Care Providers & Services)	880	12,866
NETGEAR, Inc.* (Communications Equipment)	201	2,840
New York Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	649	6,669
NexPoint Residential Trust, Inc. (Residential REITs)	74	3,177
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	613	4,953
NMI Holdings, Inc.* - Class A (Financial Services)	283	6,622
Northfield Bancorp, Inc. (Banks)	134	1,396
Northwest Bancshares, Inc. (Banks)	424	4,957
Northwest Natural Holding Co. (Gas Utilities)	89	4,179
NOW, Inc.* (Trading Companies & Distributors)	770	8,216
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	343	13,535
NuVasive, Inc.* (Health Care Equipment & Supplies)	362	15,580
Oceaneering International, Inc.* (Energy Equipment & Services)	195	3,457
Office Properties Income Trust (Office REITs)	341	2,223
O-I Glass, Inc.* (Containers & Packaging)	582	13,078
Oil States International, Inc.* (Energy Equipment & Services)	447	3,147
Olympic Steel, Inc. (Metals & Mining)	67	3,120
OneSpan, Inc.* (Software)	127	1,872
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	508	3,454
Orion Office REIT, Inc. (Office REITs)	397	2,438
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	238	4,482
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	53	5,987
Otter Tail Corp. (Electric Utilities)	114	8,202
Outfront Media, Inc. (Specialized REITs)	1,020	16,993
Owens & Minor, Inc.* (Health Care Providers & Services)	531	8,252
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	31	3,199
Pacific Premier Bancorp, Inc. (Banks)	662	14,723
PacWest Bancorp(a) (Banks)	844	8,567
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	387	9,067
Pathward Financial, Inc. (Banks)	53	2,360
Patrick Industries, Inc. (Automobile Components)	151	10,364

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	485	$5,427
Payoneer Global, Inc.* (Financial Services)	795	4,341
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	79	3,181
Pebblebrook Hotel Trust (Hotel & Resort REITs)	917	13,049
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	572	8,197
PennyMac Mortgage Investment Trust (Mortgage Real Estate InvestmentTrusts (REITs))	619	7,694
Perdoceo Education Corp.* (Diversified Consumer Services)	174	2,259
Perficient, Inc.* (IT Services)	103	6,687
PetMed Express, Inc. (Specialty Retail)	147	2,259
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	142	2,210
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,131	3,970
Powell Industries, Inc. (Electrical Equipment)	63	2,524
PRA Group, Inc.* (Consumer Finance)	273	9,902
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	103	6,337
PriceSmart, Inc. (Consumer Staples Distribution)	175	12,894
ProAssurance Corp. (Insurance)	376	6,753
PROG Holdings, Inc.* (Consumer Finance)	347	10,490
ProPetro Holding Corp.* (Energy Equipment & Services)	671	4,657
Proto Labs, Inc.* (Machinery)	190	5,466
Provident Financial Services, Inc. (Banks)	525	9,177
Quanex Building Products Corp. (Building Products)	99	1,891
QuinStreet, Inc.* (Interactive Media & Services)	169	1,878
Radian Group, Inc. (Financial Services)	1,096	26,600
RadNet, Inc.* (Health Care Providers & Services)	341	9,432
Rayonier Advanced Materials, Inc.* (Chemicals)	447	2,432
RE/MAX Holdings, Inc. (Real Estate Management & Development)	127	2,452
Ready Capital Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	687	7,372
Realogy Holdings Corp.* (Real Estate Management & Development)	765	4,873
Redwood Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	793	4,980
Renasant Corp. (Banks)	390	10,967
Resideo Technologies, Inc.* (Building Products)	1,018	18,120
Resources Connection, Inc. (Professional Services)	221	3,224
Retail Opportunity Investments Corp. (Retail REITs)	868	11,310
Rogers Corp.* (Electronic Equipment, Instruments & Components)	130	20,924
RPT Realty (Retail REITs)	596	5,543
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	100	1,616
RXO, Inc.* (Ground Transportation)	812	14,689
S&T Bancorp, Inc. (Banks)	84	2,313
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,421	5,684
Safehold, Inc. (Specialized REITs)	268	7,429
Safety Insurance Group, Inc. (Insurance)	44	3,216
Sally Beauty Holdings, Inc.* (Specialty Retail)	748	10,644
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	220	11,497
Saul Centers, Inc. (Retail REITs)	38	1,369
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	177	4,841
Scholastic Corp. (Media)	206	7,924
Seacoast Banking Corp. of Florida (Banks)	268	5,947
Select Medical Holdings Corp. (Health Care Providers & Services)	726	22,142
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	447	8,712
Seneca Foods Corp.* - Class A (Food Products)	37	1,761
Service Properties Trust (Hotel & Resort REITs)	1,155	10,129
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	122	6,687
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	348	7,242
Shoe Carnival, Inc. (Specialty Retail)	117	2,720
Shutterstock, Inc. (Interactive Media & Services)	87	5,829
Signet Jewelers, Ltd. (Specialty Retail)	315	23,179
Simmons First National Corp. - Class A (Banks)	886	14,804
Simulations Plus, Inc. (Health Care Technology)	37	1,545
SiriusPoint, Ltd.* (Insurance)	593	5,153
SITE Centers Corp. (Retail REITs)	1,280	15,796
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	294	7,135
SkyWest, Inc.* (Passenger Airlines)	352	9,962
SL Green Realty Corp.(a) (Office REITs)	449	10,628
Sleep Number Corp.* (Specialty Retail)	155	3,495
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	342	5,274
Sonic Automotive, Inc. - Class A (Specialty Retail)	116	5,164
Sonos, Inc.* (Household Durables)	888	18,772
Southside Bancshares, Inc. (Banks)	89	2,824
SpartanNash Co. (Consumer Staples Distribution)	246	6,032
SPX Technologies, Inc.* (Machinery)	120	7,642
Standard Motor Products, Inc. (Automobile Components)	130	4,681
Standex International Corp. (Machinery)	27	3,316
Stepan Co. (Chemicals)	52	4,794

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	510	$17,870
Stewart Information Services Corp. (Insurance)	190	7,914
Strategic Education, Inc. (Diversified Consumer Services)	67	5,896
Sturm Ruger & Co., Inc. (Leisure Products)	48	2,763
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	747	4,811
SunCoke Energy, Inc. (Metals & Mining)	584	4,544
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,469	13,999
Sylvamo Corp. (Paper & Forest Products)	96	4,398
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	209	2,849
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	179	7,085
Tanger Factory Outlet Centers, Inc. (Retail REITs)	327	6,412
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	697	6,970
Tennant Co. (Machinery)	129	9,858
The Andersons, Inc. (Consumer Staples Distribution)	122	5,453
The Buckle, Inc. (Specialty Retail)	63	2,112
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	334	11,252
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution)	91	3,027
The Children's Place, Inc.* (Specialty Retail)	85	2,519
The E.W. Scripps Co.* - Class A (Media)	405	3,414
The GEO Group, Inc.* (Commercial Services & Supplies)	867	6,529
The Greenbrier Cos., Inc. (Machinery)	230	6,084
The Hain Celestial Group, Inc.* (Food Products)	624	11,187
The Marcus Corp. (Entertainment)	169	2,961
The ODP Corp.* (Specialty Retail)	281	12,142
Thryv Holdings, Inc.* (Media)	213	4,784
TimkenSteel Corp.* (Metals & Mining)	158	2,645
Tompkins Financial Corp. (Banks)	32	1,876
Tredegar Corp. (Metals & Mining)	177	1,660
TreeHouse Foods, Inc.* (Food Products)	187	9,958
Tri Pointe Homes, Inc.* (Household Durables)	705	20,219
Trinity Industries, Inc. (Machinery)	233	5,580
Trinseo PLC (Chemicals)	244	4,421
Triumph Financial, Inc.* (Banks)	61	3,170
Triumph Group, Inc.* (Aerospace & Defense)	453	4,897
TrueBlue, Inc.* (Professional Services)	229	3,469
TrustCo Bank Corp. (Banks)	45	1,343
Trustmark Corp. (Banks)	132	3,153
TTEC Holdings, Inc. (Professional Services)	65	2,215
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	712	8,409
Two Harbors Investment Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	674	9,388
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	36	3,833
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	222	2,897
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	143	4,081
UniFirst Corp. (Commercial Services & Supplies)	42	6,875
United Community Banks, Inc. (Banks)	280	6,972
United Fire Group, Inc. (Insurance)	153	4,116
United Natural Foods, Inc.* (Consumer Staples Distribution)	417	11,372
Uniti Group, Inc. (Specialized REITs)	911	3,116
Universal Corp. (Tobacco)	172	9,441
Universal Health Realty Income Trust (Health Care REITs)	31	1,349
Universal Insurance Holdings, Inc. (Insurance)	192	2,961
Upbound Group, Inc. (Specialty Retail)	348	9,278
Urban Edge Properties (Retail REITs)	402	5,897
Urban Outfitters, Inc.* (Specialty Retail)	417	11,284
Urstadt Biddle Properties, Inc. - Class A (Retail REITs)	87	1,498
USANA Health Sciences, Inc.* (Personal Care Products)	78	5,177
Vanda Pharmaceuticals, Inc.* (Biotechnology)	397	2,438
Varex Imaging Corp.* (Health Care Equipment & Supplies)	279	4,949
Vector Group, Ltd. (Tobacco)	513	6,536
Vericel Corp.* (Biotechnology)	142	4,474
Veris Residential, Inc.* (Residential REITs)	243	3,973
Veritex Holdings, Inc. (Banks)	192	3,304
Veritiv Corp. (Trading Companies & Distributors)	93	10,683
Viad Corp.* (Commercial Services & Supplies)	145	2,759
Viasat, Inc.* (Communications Equipment)	532	18,636
Viavi Solutions, Inc.* (Communications Equipment)	752	6,738
Virtus Investment Partners, Inc. (Capital Markets)	23	4,191
Vista Outdoor, Inc.* (Leisure Products)	217	5,230
Wabash National Corp. (Machinery)	141	3,619
Walker & Dunlop, Inc. (Financial Services)	215	14,472
Warrior Met Coal, Inc. (Metals & Mining)	159	5,497
Washington Federal, Inc. (Banks)	215	6,029
WD-40 Co. (Household Products)	33	6,284
Whitestone REIT (Retail REITs)	325	2,909
Winnebago Industries, Inc. (Automobile Components)	115	6,686
WisdomTree, Inc. (Capital Markets)	343	2,140
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	550	9,207
World Acceptance Corp.* (Consumer Finance)	23	2,321
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	431	10,189
WSFS Financial Corp. (Banks)	428	15,052

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	794	$10,052
Xperi, Inc.* (Software)	294	2,790
Yelp, Inc.* (Interactive Media & Services)	204	6,103
Zumiez, Inc.* (Specialty Retail)	110	1,923
TOTAL COMMON STOCKS
(Cost $2,329,153)		3,075,253

Repurchase Agreement(b)  (0.1%)

	Principal Amount	Value
Repurchase Agreement with UMB Financial Corp., 4.57%, dated 4/28/23, due 5/1/23, total to be received $2,001	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,000)		2,000

Collateral for Securities Loaned(c)  (1.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(d)	45,125	$45,125
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $45,125)		45,125
TOTAL INVESTMENT SECURITIES
(Cost $2,376,278) - 101.5%		3,122,378
Net other assets (liabilities) - (1.5)%		(45,639)
NET ASSETS - 100.0%		$3,076,739

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $43,094.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Small-Cap Value ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$30,855	1.0%
Air Freight & Logistics	9,500	0.3%
Automobile Components	42,939	1.4%
Banks	254,763	8.3%
Beverages	2,584	0.1%
Biotechnology	34,247	1.1%
Broadline Retail	1,825	0.1%
Building Products	55,267	1.8%
Capital Markets	14,340	0.5%
Chemicals	54,066	1.8%
Commercial Services & Supplies	107,910	3.5%
Communications Equipment	31,626	1.0%
Construction & Engineering	32,751	1.1%
Consumer Finance	60,819	2.0%
Consumer Staples Distribution	38,778	1.3%
Containers & Packaging	13,078	0.4%
Diversified Consumer Services	18,023	0.6%
Diversified REITs	50,967	1.7%
Diversified Telecommunication Services	25,660	0.8%
Electric Utilities	8,202	0.3%
Electrical Equipment	2,524	0.1%
Electronic Equipment, Instruments & Components	127,485	4.1%
Energy Equipment & Services	66,619	2.2%
Entertainment	15,570	0.5%
Financial Services	57,585	1.9%
Food Products	43,497	1.4%
Gas Utilities	9,119	0.3%
Ground Transportation	32,293	1.0%
Health Care Equipment & Supplies	110,833	3.6%
Health Care Providers & Services	98,943	3.2%
Health Care REITs	12,151	0.4%
Health Care Technology	11,684	0.4%
Hotel & Resort REITs	67,399	2.2%
Hotels, Restaurants & Leisure	85,905	2.8%
Household Durables	154,434	5.0%
Household Products	12,837	0.4%
Industrial REITs	18,086	0.6%
Insurance	104,200	3.4%
Interactive Media & Services	13,810	0.4%
IT Services	6,687	0.2%
Leisure Products	7,993	0.3%
Life Sciences Tools & Services	3,547	0.1%
Machinery	125,957	4.1%
Media	21,514	0.7%
Metals & Mining	84,949	2.8%
Mortgage Real Estate InvestmentTrusts (REITs)	63,969	2.1%
Multi-Utilities	22,652	0.7%
Office REITs	43,761	1.4%
Oil, Gas & Consumable Fuels	44,513	1.4%
Paper & Forest Products	10,153	0.3%
Passenger Airlines	24,270	0.8%
Personal Care Products	26,878	0.9%
Pharmaceuticals	14,026	0.5%
Professional Services	28,017	0.9%
Real Estate Management & Development	28,807	0.9%
Residential REITs	23,541	0.8%
Retail REITs	63,230	2.0%
Semiconductors & Semiconductor Equipment	43,774	1.4%
Software	33,253	1.1%
Specialized REITs	32,461	1.0%
Specialty Retail	227,914	7.4%
Technology Hardware, Storage & Peripherals	4,946	0.2%
Textiles, Apparel & Luxury Goods	65,995	2.1%
Tobacco	15,977	0.5%
Trading Companies & Distributors	38,508	1.2%
Water Utilities	18,443	0.6%
Wireless Telecommunication Services	16,344	0.5%
Other **	1,486	0.1%
Total	$3,076,739	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (69.9%)

	Shares	Value
Accenture PLC - Class A (IT Services)	3,255	$912,344
Adobe, Inc.* (Software)	2,366	893,307
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,337	745,078
Akamai Technologies, Inc.* (IT Services)	814	66,724
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	3,074	231,994
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,620	471,286
ANSYS, Inc.* (Software)	450	141,264
Apple, Inc. (Technology Hardware, Storage & Peripherals)	53,634	9,100,618
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,360	492,811
Arista Networks, Inc.* (Communications Equipment)	1,280	205,005
Autodesk, Inc.* (Software)	1,114	216,996
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,160	1,353,240
Cadence Design Systems, Inc.* (Software)	1,418	297,000
CDW Corp. (Electronic Equipment, Instruments & Components)	700	118,713
Cisco Systems, Inc. (Communications Equipment)	21,243	1,003,732
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,632	157,157
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,936	130,754
DXC Technology Co.* (IT Services)	1,177	28,071
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	703	115,433
EPAM Systems, Inc.* (IT Services)	298	84,167
F5, Inc.* (Communications Equipment)	311	41,786
Fair Isaac Corp.* (Software)	129	93,906
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	511	93,298
Fortinet, Inc.* (Software)	3,353	211,407
Gartner, Inc.* (IT Services)	409	123,706
Gen Digital, Inc. (Software)	2,939	51,932
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,622	94,827
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,469	132,774
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,391	664,404
International Business Machines Corp. (IT Services)	4,675	590,967
Intuit, Inc. (Software)	1,453	645,059
Juniper Networks, Inc. (Communications Equipment)	1,674	50,471
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	922	133,358
KLA Corp. (Semiconductors & Semiconductor Equipment)	716	276,763
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	698	365,808
Match Group, Inc.* (Interactive Media & Services)	1	37
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,832	206,708
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,643	363,183
Microsoft Corp. (Software)	30,658	9,419,976
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	231	106,715
Motorola Solutions, Inc. (Communications Equipment)	865	252,061
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,114	70,059
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,221	1,726,264
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,340	219,412
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,234	160,759
Oracle Corp. (Software)	7,946	752,645
PTC, Inc.* (Software)	549	69,059
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	518	47,697
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,766	673,469
Roper Technologies, Inc. (Software)	547	248,765
Salesforce, Inc.* (Software)	5,169	1,025,375
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	994	58,417
ServiceNow, Inc.* (Software)	1,050	482,391
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	821	86,944
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	290	82,833
Synopsys, Inc.* (Software)	788	292,600
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,637	200,320
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	243	100,699
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	806	73,652
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,685	783,332
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,275	60,053
Tyler Technologies, Inc.* (Software)	216	81,870
VeriSign, Inc.* (IT Services)	474	105,133
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,651	56,860
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	267	76,904
TOTAL COMMON STOCKS
(Cost $16,604,177)		38,220,352

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (24.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $13,228,140	$13,223,000	$13,223,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,223,000)		13,223,000
TOTAL INVESTMENT SECURITIES
(Cost $29,827,177) - 94.1%		51,443,352
Net other assets (liabilities) - 5.9%		3,232,924
NET ASSETS - 100.0%		$54,676,276

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $6,390,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$9,775,715	$237,354
S&P Technology Select Sector Index	UBS AG	5/23/23	5.28%	34,132,185	652,491
				$43,907,900	$889,845

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Communications Equipment	$1,553,055	2.8%
Electronic Equipment, Instruments & Components	1,052,795	1.9%
Interactive Media & Services	37	NM
IT Services	2,068,269	3.8%
Semiconductors & Semiconductor Equipment	9,109,089	16.7%
Software	14,923,552	27.3%
Technology Hardware, Storage & Peripherals	9,513,555	17.4%
Other **	16,455,924	30.1%
Total	$54,676,276	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraBear ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (96.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $10,813,202	$10,809,000	$10,809,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,809,000)		10,809,000
TOTAL INVESTMENT SECURITIES
(Cost $10,809,000) - 96.2%		10,809,000
Net other assets (liabilities) - 3.8%		425,462
NET ASSETS - 100.0%		$11,234,462

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $4,223,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	6/20/23	$(628,275)	$(24,209)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/30/23	(5.18)%	$(7,788,589)	$(58,581)
S&P 500	UBS AG	5/30/23	(4.98)%	(14,009,453)	(114,253)
				$(21,798,042)	$(172,834)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (74.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,144	$121,516
A.O. Smith Corp. (Building Products)	262	17,892
Abbott Laboratories (Health Care Equipment & Supplies)	3,625	400,453
AbbVie, Inc. (Biotechnology)	3,675	555,366
Accenture PLC - Class A (IT Services)	1,309	366,901
Activision Blizzard, Inc.* (Entertainment)	1,481	115,089
Adobe, Inc.* (Software)	950	358,682
Advance Auto Parts, Inc. (Specialty Retail)	124	15,566
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,350	299,390
Aflac, Inc. (Insurance)	1,164	81,305
Agilent Technologies, Inc. (Life Sciences Tools & Services)	617	83,559
Air Products & Chemicals, Inc. (Chemicals)	461	135,701
Akamai Technologies, Inc.* (IT Services)	328	26,886
Alaska Air Group, Inc.* (Passenger Airlines)	263	11,430
Albemarle Corp. (Chemicals)	242	44,881
Alexandria Real Estate Equities, Inc. (Office REITs)	329	40,855
Align Technology, Inc.* (Health Care Equipment & Supplies)	152	49,446
Allegion PLC (Building Products)	184	20,328
Alliant Energy Corp. (Electric Utilities)	520	28,673
Alphabet, Inc.* - Class A (Interactive Media & Services)	12,377	1,328,546
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,790	1,167,694
Altria Group, Inc. (Tobacco)	3,710	176,262
Amazon.com, Inc.* (Broadline Retail)	18,530	1,953,989
Amcor PLC (Containers & Packaging)	3,084	33,831
Ameren Corp. (Multi-Utilities)	535	47,599
American Airlines Group, Inc.* (Passenger Airlines)	1,352	18,441
American Electric Power Co., Inc. (Electric Utilities)	1,067	98,612
American Express Co. (Consumer Finance)	1,236	199,416
American International Group, Inc. (Insurance)	1,543	81,841
American Tower Corp. (Specialized REITs)	967	197,646
American Water Works Co., Inc. (Water Utilities)	400	59,300
Ameriprise Financial, Inc. (Capital Markets)	217	66,211
AmerisourceBergen Corp. (Health Care Providers & Services)	339	56,562
AMETEK, Inc. (Electrical Equipment)	479	66,068
Amgen, Inc. (Biotechnology)	1,108	265,632
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,235	93,206
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,056	189,953
ANSYS, Inc.* (Software)	183	57,447
Aon PLC (Insurance)	427	138,852
APA Corp. (Oil, Gas & Consumable Fuels)	667	24,579
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,903	5,243,621
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,752	198,029
Aptiv PLC* (Automobile Components)	563	57,910
Arch Capital Group, Ltd.* (Insurance)	771	57,879
Archer-Daniels-Midland Co. (Food Products)	1,137	88,777
Arista Networks, Inc.* (Communications Equipment)	513	82,162
Arthur J. Gallagher & Co. (Insurance)	441	91,754
Assurant, Inc. (Insurance)	110	13,544
AT&T, Inc. (Diversified Telecommunication Services)	14,813	261,746
Atmos Energy Corp. (Gas Utilities)	298	34,014
Autodesk, Inc.* (Software)	449	87,461
Automatic Data Processing, Inc. (Professional Services)	862	189,639
AutoZone, Inc.* (Specialty Retail)	41	109,196
AvalonBay Communities, Inc. (Residential REITs)	290	52,308
Avery Dennison Corp. (Containers & Packaging)	169	29,487
Baker Hughes Co. (Energy Equipment & Services)	2,092	61,170
Ball Corp. (Containers & Packaging)	651	34,621
Bank of America Corp. (Banks)	14,504	424,676
Bath & Body Works, Inc. (Specialty Retail)	475	16,673
Baxter International, Inc. (Health Care Equipment & Supplies)	1,050	50,064
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	589	155,679
Berkshire Hathaway, Inc.* - Class B (Financial Services)	3,744	1,230,090
Best Buy Co., Inc. (Specialty Retail)	410	30,553
Biogen, Inc.* (Biotechnology)	299	90,965
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	45	20,286
Bio-Techne Corp. (Life Sciences Tools & Services)	328	26,201
BlackRock, Inc. - Class A (Capital Markets)	312	209,414
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	80	214,905
BorgWarner, Inc. (Automobile Components)	488	23,487
Boston Properties, Inc. (Office REITs)	297	15,848
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,976	155,109
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,420	295,123
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	869	544,428
Broadridge Financial Solutions, Inc. (Professional Services)	243	35,335
Brown & Brown, Inc. (Insurance)	490	31,551
Brown-Forman Corp. - Class B (Beverages)	379	24,669
Bunge, Ltd. (Food Products)	312	29,203
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	243	24,511
Cadence Design Systems, Inc.* (Software)	570	119,387
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	446	20,199
Camden Property Trust (Residential REITs)	228	25,091
Campbell Soup Co. (Food Products)	417	22,643
Capital One Financial Corp. (Consumer Finance)	791	76,964
Cardinal Health, Inc. (Health Care Providers & Services)	534	43,841
CarMax, Inc.* (Specialty Retail)	330	23,110
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	2,081	19,166
Carrier Global Corp. (Building Products)	1,735	72,558
Catalent, Inc.* (Pharmaceuticals)	372	18,645

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery)	1,081	$236,522
Cboe Global Markets, Inc. (Capital Markets)	218	30,455
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	655	50,212
CDW Corp. (Electronic Equipment, Instruments & Components)	282	47,824
Celanese Corp. (Chemicals)	208	22,098
Centene Corp.* (Health Care Providers & Services)	1,144	78,856
CenterPoint Energy, Inc. (Multi-Utilities)	1,308	39,855
Ceridian HCM Holding, Inc.* (Professional Services)	319	20,250
CF Industries Holdings, Inc. (Chemicals)	407	29,133
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	104	19,772
Charter Communications, Inc.* - Class A (Media)	217	80,008
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,697	623,240
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	59	121,990
Chubb, Ltd. (Insurance)	863	173,947
Church & Dwight Co., Inc. (Household Products)	506	49,143
Cincinnati Financial Corp. (Insurance)	328	34,912
Cintas Corp. (Commercial Services & Supplies)	181	82,494
Cisco Systems, Inc. (Communications Equipment)	8,539	403,468
Citigroup, Inc. (Banks)	4,026	189,504
Citizens Financial Group, Inc. (Banks)	1,024	31,683
CME Group, Inc. (Capital Markets)	749	139,142
CMS Energy Corp. (Multi-Utilities)	606	37,730
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,059	63,233
Colgate-Palmolive Co. (Household Products)	1,736	138,533
Comcast Corp. - Class A (Media)	8,743	361,698
Comerica, Inc. (Banks)	272	11,797
Conagra Brands, Inc. (Food Products)	990	37,580
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,543	261,649
Consolidated Edison, Inc. (Multi-Utilities)	737	72,572
Constellation Brands, Inc. - Class A (Beverages)	340	78,020
Constellation Energy Corp. (Electric Utilities)	678	52,477
Copart, Inc.* (Commercial Services & Supplies)	892	70,513
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,582	52,554
Corteva, Inc. (Chemicals)	1,483	90,641
CoStar Group, Inc.* (Professional Services)	845	65,023
Costco Wholesale Corp. (Consumer Staples Distribution)	923	464,471
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,639	41,958
Crown Castle, Inc. (Specialized REITs)	901	110,904
CSX Corp. (Ground Transportation)	4,369	133,866
Cummins, Inc. (Machinery)	293	68,867
CVS Health Corp. (Health Care Providers & Services)	2,667	195,518
D.R. Horton, Inc. (Household Durables)	648	71,163
Danaher Corp. (Life Sciences Tools & Services)	1,361	322,434
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	254	38,590
DaVita, Inc.* (Health Care Providers & Services)	114	10,301
Deere & Co. (Machinery)	561	212,069
Delta Air Lines, Inc.* (Passenger Airlines)	1,333	45,736
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	447	18,743
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,357	72,505
DexCom, Inc.* (Health Care Equipment & Supplies)	802	97,315
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	381	54,178
Digital Realty Trust, Inc. (Specialized REITs)	598	59,292
Discover Financial Services (Consumer Finance)	555	57,426
DISH Network Corp.* - Class A (Media)	521	3,913
Dollar General Corp. (Consumer Staples Distribution)	465	102,979
Dollar Tree, Inc.* (Consumer Staples Distribution)	431	66,249
Dominion Energy, Inc. (Multi-Utilities)	1,733	99,024
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	71	22,540
Dover Corp. (Machinery)	289	42,240
Dow, Inc. (Chemicals)	1,466	79,750
DTE Energy Co. (Multi-Utilities)	402	45,189
Duke Energy Corp. (Electric Utilities)	1,601	158,307
DuPont de Nemours, Inc. (Chemicals)	950	66,234
DXC Technology Co.* (IT Services)	472	11,257
Eastman Chemical Co. (Chemicals)	245	20,646
Eaton Corp. PLC (Electrical Equipment)	827	138,208
eBay, Inc. (Broadline Retail)	1,128	52,373
Ecolab, Inc. (Chemicals)	513	86,102
Edison International (Electric Utilities)	792	58,291
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,285	113,054
Electronic Arts, Inc. (Entertainment)	541	68,858
Elevance Health, Inc. (Health Care Providers & Services)	498	233,389
Eli Lilly & Co. (Pharmaceuticals)	1,637	648,023
Emerson Electric Co. (Electrical Equipment)	1,189	98,996
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	283	46,469
Entergy Corp. (Electric Utilities)	424	45,614
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,219	145,634
EPAM Systems, Inc.* (IT Services)	119	33,610
EQT Corp. (Oil, Gas & Consumable Fuels)	763	26,583
Equifax, Inc. (Professional Services)	255	53,137
Equinix, Inc. (Specialized REITs)	194	140,472
Equity Residential (Residential REITs)	708	44,781
Essex Property Trust, Inc. (Residential REITs)	133	29,224
Etsy, Inc.* (Broadline Retail)	260	26,268
Everest Re Group, Ltd. (Insurance)	81	30,618
Evergy, Inc. (Electric Utilities)	479	29,751
Eversource Energy (Electric Utilities)	725	56,267
Exelon Corp. (Electric Utilities)	2,064	87,596

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	309		$29,034
Expeditors International of Washington, Inc. (Air Freight & Logistics)	332		37,795
Extra Space Storage, Inc. (Specialized REITs)	278		42,267
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,559		1,012,871
F5, Inc.* (Communications Equipment)	125		16,795
FactSet Research Systems, Inc. (Capital Markets)	79		32,524
Fair Isaac Corp.* (Software)	54		39,309
Fastenal Co. (Trading Companies & Distributors)	1,187		63,908
Federal Realty Investment Trust (Retail REITs)	152		15,031
FedEx Corp. (Air Freight & Logistics)	484		110,246
Fidelity National Information Services, Inc. (Financial Services)	1,232		72,343
Fifth Third Bancorp (Banks)	1,418		37,152
First Horizon Corp. (Banks)	–	†	5
First Republic Bank(a) (Banks)	385		1,351
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	206		37,611
FirstEnergy Corp. (Electric Utilities)	1,127		44,855
Fiserv, Inc.* (Financial Services)	1,321		161,321
FleetCor Technologies, Inc.* (Financial Services)	153		32,730
FMC Corp. (Chemicals)	261		32,254
Ford Motor Co. (Automobile Components)	8,133		96,620
Fortinet, Inc.* (Software)	1,350		85,118
Fortive Corp. (Machinery)	734		46,308
Fox Corp. - Class A (Media)	616		20,488
Fox Corp. - Class B (Media)	285		8,704
Franklin Resources, Inc. (Capital Markets)	593		15,940
Freeport-McMoRan, Inc. (Metals & Mining)	2,970		112,592
Garmin, Ltd. (Household Durables)	318		31,218
Gartner, Inc.* (IT Services)	164		49,603
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	755		61,412
Gen Digital, Inc. (Software)	1,180		20,851
Generac Holdings, Inc.* (Electrical Equipment)	131		13,391
General Dynamics Corp. (Aerospace & Defense)	469		102,401
General Electric Co. (Industrial Conglomerates)	2,264		224,068
General Mills, Inc. (Food Products)	1,224		108,483
General Motors Co. (Automobile Components)	2,898		95,750
Genuine Parts Co. (Distributors)	293		49,314
Gilead Sciences, Inc. (Biotechnology)	2,592		213,088
Global Payments, Inc. (Financial Services)	546		61,540
Globe Life, Inc. (Insurance)	189		20,510
Halliburton Co. (Energy Equipment & Services)	1,879		61,537
Hartford Financial Services Group, Inc. (Insurance)	654		46,427
Hasbro, Inc. (Leisure Products)	270		15,989
HCA Healthcare, Inc. (Health Care Providers & Services)	441		126,713
Healthpeak Properties, Inc. (Health Care REITs)	1,137		24,980
Henry Schein, Inc.* (Health Care Providers & Services)	283		22,869
Hess Corp. (Oil, Gas & Consumable Fuels)	577		83,700
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,662		38,120
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	554		79,787
Hologic, Inc.* (Health Care Equipment & Supplies)	511		43,951
Honeywell International, Inc. (Industrial Conglomerates)	1,388		277,378
Hormel Foods Corp. (Food Products)	602		24,345
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,485		24,012
Howmet Aerospace, Inc. (Aerospace & Defense)	765		33,882
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,796		53,359
Humana, Inc. (Health Care Providers & Services)	260		137,927
Huntington Bancshares, Inc. (Banks)	2,997		33,566
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	82		16,536
IDEX Corp. (Machinery)	157		32,392
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	173		85,144
Illinois Tool Works, Inc. (Machinery)	577		139,599
Illumina, Inc.* (Life Sciences Tools & Services)	328		67,424
Incyte Corp.* (Biotechnology)	384		28,573
Ingersoll Rand, Inc. (Machinery)	841		47,954
Insulet Corp.* (Health Care Equipment & Supplies)	144		45,798
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,598		267,054
Intercontinental Exchange, Inc. (Capital Markets)	1,162		126,577
International Business Machines Corp. (IT Services)	1,879		237,524
International Flavors & Fragrances, Inc. (Chemicals)	529		51,292
International Paper Co. (Containers & Packaging)	739		24,468
Intuit, Inc. (Software)	585		259,711
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	728		219,288
Invesco, Ltd. (Capital Markets)	944		16,171
Invitation Homes, Inc. (Residential REITs)	1,208		40,311
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	385		72,469
Iron Mountain, Inc. (Specialized REITs)	604		33,365
J.B. Hunt Transport Services, Inc. (Ground Transportation)	173		30,325
Jack Henry & Associates, Inc. (Financial Services)	152		24,828
Jacobs Solutions, Inc. (Professional Services)	262		30,251
Johnson & Johnson (Pharmaceuticals)	5,436		889,874
Johnson Controls International PLC (Building Products)	1,429		85,511
JPMorgan Chase & Co. (Banks)	6,094		842,434
Juniper Networks, Inc. (Communications Equipment)	670		20,201

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Kellogg Co. (Food Products)	531	$37,048
Keurig Dr Pepper, Inc. (Beverages)	1,767	57,781
KeyCorp (Banks)	1,938	21,822
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	369	53,372
Kimberly-Clark Corp. (Household Products)	701	101,568
Kimco Realty Corp. (Retail REITs)	1,285	24,659
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,111	70,504
KLA Corp. (Semiconductors & Semiconductor Equipment)	288	111,324
L3Harris Technologies, Inc. (Aerospace & Defense)	397	77,475
Laboratory Corp. of America Holdings (Health Care Providers & Services)	185	41,941
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	281	147,266
Lamb Weston Holding, Inc. (Food Products)	299	33,431
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	683	43,610
Leidos Holdings, Inc. (Professional Services)	285	26,579
Lennar Corp. - Class A (Household Durables)	526	59,338
Lincoln National Corp. (Insurance)	318	6,910
Linde PLC (Chemicals)	1,025	378,687
Live Nation Entertainment, Inc.* (Entertainment)	297	20,131
LKQ Corp. (Distributors)	527	30,424
Lockheed Martin Corp. (Aerospace & Defense)	474	220,149
Loews Corp. (Insurance)	404	23,258
Lowe's Cos., Inc. (Specialty Retail)	1,256	261,034
LyondellBasell Industries N.V. - Class A (Chemicals)	527	49,859
M&T Bank Corp. (Banks)	354	44,533
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,319	31,867
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	943	115,046
MarketAxess Holdings, Inc. (Capital Markets)	78	24,833
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	560	94,747
Marsh & McLennan Cos., Inc. (Insurance)	1,029	185,417
Martin Marietta Materials, Inc. (Construction Materials)	129	46,853
Masco Corp. (Building Products)	469	25,096
Mastercard, Inc. - Class A (Financial Services)	1,753	666,193
Match Group, Inc.* (Interactive Media & Services)	581	21,439
McCormick & Co., Inc. (Food Products)	520	45,682
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,521	449,835
McKesson Corp. (Health Care Providers & Services)	285	103,808
Medtronic PLC (Health Care Equipment & Supplies)	2,765	251,476
Merck & Co., Inc. (Pharmaceuticals)	5,269	608,411
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,624	1,111,240
MetLife, Inc. (Insurance)	1,369	83,961
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	47	70,101
MGM Resorts International (Hotels, Restaurants & Leisure)	652	29,288
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,138	83,063
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,267	145,904
Microsoft Corp. (Software)	15,467	4,752,390
Mid-America Apartment Communities, Inc. (Residential REITs)	239	36,758
Moderna, Inc.* (Biotechnology)	686	91,163
Mohawk Industries, Inc.* (Household Durables)	110	11,649
Molina Healthcare, Inc.* (Health Care Providers & Services)	123	36,640
Molson Coors Beverage Co. - Class B (Beverages)	389	23,138
Mondelez International, Inc. - Class A (Food Products)	2,833	217,349
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	93	42,963
Monster Beverage Corp.* (Beverages)	1,582	88,592
Moody's Corp. (Capital Markets)	329	103,016
Morgan Stanley (Capital Markets)	2,716	244,359
Motorola Solutions, Inc. (Communications Equipment)	348	101,407
MSCI, Inc. (Capital Markets)	167	80,569
Nasdaq, Inc. (Capital Markets)	705	39,036
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	449	28,238
Netflix, Inc.* (Entertainment)	925	305,185
Newell Brands, Inc. (Household Durables)	782	9,501
Newmont Corp. (Metals & Mining)	1,649	78,162
News Corp. - Class A (Media)	793	13,965
News Corp. - Class B (Media)	243	4,313
NextEra Energy, Inc. (Electric Utilities)	4,129	316,405
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,590	328,205
NiSource, Inc. (Multi-Utilities)	842	23,963
Nordson Corp. (Machinery)	112	24,227
Norfolk Southern Corp. (Ground Transportation)	475	96,439
Northern Trust Corp. (Capital Markets)	432	33,765
Northrop Grumman Corp. (Aerospace & Defense)	299	137,920
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	875	11,681
NRG Energy, Inc. (Electric Utilities)	479	16,367
Nucor Corp. (Metals & Mining)	525	77,795
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,113	1,418,805
NVR, Inc.* (Household Durables)	6	35,040
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	539	88,256
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,509	92,849
Old Dominion Freight Line, Inc. (Ground Transportation)	189	60,554
Omnicom Group, Inc. (Media)	423	38,311

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	898	$64,620
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	927	60,635
Oracle Corp. (Software)	3,195	302,630
O'Reilly Automotive, Inc.* (Specialty Retail)	129	118,333
Organon & Co. (Pharmaceuticals)	529	13,029
Otis Worldwide Corp. (Machinery)	863	73,614
PACCAR, Inc. (Machinery)	1,083	80,889
Packaging Corp. of America (Containers & Packaging)	194	26,240
Paramount Global(a) - Class B (Media)	1,048	24,450
Parker-Hannifin Corp. (Machinery)	267	86,743
Paychex, Inc. (Professional Services)	666	73,166
Paycom Software, Inc.* (Professional Services)	99	28,747
PayPal Holdings, Inc.* (Financial Services)	2,350	178,600
Pentair PLC (Machinery)	344	19,980
PepsiCo, Inc. (Beverages)	2,863	546,518
PerkinElmer, Inc. (Life Sciences Tools & Services)	261	34,058
Pfizer, Inc. (Pharmaceuticals)	11,663	453,574
PG&E Corp.* (Electric Utilities)	3,345	57,233
Philip Morris International, Inc. (Tobacco)	3,221	322,003
Phillips 66 (Oil, Gas & Consumable Fuels)	968	95,832
Pinnacle West Capital Corp. (Electric Utilities)	232	18,203
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	495	107,687
Pool Corp. (Distributors)	80	28,106
PPG Industries, Inc. (Chemicals)	489	68,587
PPL Corp. (Electric Utilities)	1,531	43,970
Principal Financial Group, Inc. (Insurance)	474	35,403
Prologis, Inc. (Industrial REITs)	1,920	240,480
Prudential Financial, Inc. (Insurance)	766	66,642
PTC, Inc.* (Software)	220	27,674
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,037	65,538
Public Storage (Specialized REITs)	330	97,294
PulteGroup, Inc. (Household Durables)	471	31,628
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	210	19,337
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,318	270,742
Quanta Services, Inc. (Construction & Engineering)	297	50,383
Quest Diagnostics, Inc. (Health Care Providers & Services)	229	31,787
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	84	9,642
Raymond James Financial, Inc. (Capital Markets)	402	36,393
Raytheon Technologies Corp. (Aerospace & Defense)	3,046	304,295
Realty Income Corp. (Retail REITs)	1,304	81,944
Regency Centers Corp. (Retail REITs)	319	19,596
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	223	178,799
Regions Financial Corp. (Banks)	1,941	35,443
Republic Services, Inc. (Commercial Services & Supplies)	427	61,753
ResMed, Inc. (Health Care Equipment & Supplies)	305	73,493
Robert Half International, Inc. (Professional Services)	223	16,279
Rockwell Automation, Inc. (Electrical Equipment)	238	67,452
Rollins, Inc. (Commercial Services & Supplies)	481	20,322
Roper Technologies, Inc. (Software)	218	99,142
Ross Stores, Inc. (Specialty Retail)	716	76,419
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	456	29,836
S&P Global, Inc. (Capital Markets)	684	248,004
Salesforce, Inc.* (Software)	2,077	412,014
SBA Communications Corp. (Specialized REITs)	224	58,439
Schlumberger, Ltd. (Energy Equipment & Services)	2,950	145,583
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	399	23,449
Sealed Air Corp. (Containers & Packaging)	301	14,445
Sempra Energy (Multi-Utilities)	652	101,379
ServiceNow, Inc.* (Software)	423	194,335
Simon Property Group, Inc. (Retail REITs)	678	76,831
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	332	35,159
Snap-on, Inc. (Machinery)	111	28,795
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	116	33,133
Southwest Airlines Co. (Passenger Airlines)	1,235	37,408
Stanley Black & Decker, Inc. (Machinery)	309	26,679
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,388	272,925
State Street Corp. (Capital Markets)	726	52,461
Steel Dynamics, Inc. (Metals & Mining)	347	36,071
STERIS PLC (Health Care Equipment & Supplies)	206	38,841
Stryker Corp. (Health Care Equipment & Supplies)	700	209,755
Synchrony Financial (Consumer Finance)	909	26,825
Synopsys, Inc.* (Software)	316	117,337
Sysco Corp. (Consumer Staples Distribution)	1,057	81,114
T. Rowe Price Group, Inc. (Capital Markets)	467	52,458
Take-Two Interactive Software, Inc.* (Entertainment)	331	41,140
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	491	20,038
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	472	35,650
Target Corp. (Consumer Staples Distribution)	955	150,651
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	656	80,275
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	96	39,782
Teleflex, Inc. (Health Care Equipment & Supplies)	96	26,162
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	325	29,699
Tesla, Inc.* (Automobile Components)	5,591	918,658
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,884	315,005
Textron, Inc. (Aerospace & Defense)	433	28,985

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,388	$32,840
The Allstate Corp. (Insurance)	546	63,205
The Bank of New York Mellon Corp. (Capital Markets)	1,526	64,992
The Boeing Co.* (Aerospace & Defense)	1,169	241,726
The Charles Schwab Corp. (Capital Markets)	3,170	165,601
The Cigna Group (Health Care Providers & Services)	622	157,546
The Clorox Co. (Household Products)	257	42,564
The Coca-Cola Co. (Beverages)	8,089	518,909
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	101	38,526
The Estee Lauder Cos., Inc. (Personal Care Products)	483	119,166
The Goldman Sachs Group, Inc. (Capital Markets)	703	241,438
The Hershey Co. (Food Products)	305	83,283
The Home Depot, Inc. (Specialty Retail)	2,118	636,543
The Interpublic Group of Cos., Inc. (Media)	807	28,834
The JM Smucker Co. - Class A (Food Products)	220	33,970
The Kraft Heinz Co. (Food Products)	1,652	64,874
The Kroger Co. (Consumer Staples Distribution)	1,351	65,699
The Mosaic Co. (Chemicals)	707	30,295
The PNC Financial Services Group, Inc. (Banks)	834	108,629
The Procter & Gamble Co. (Household Products)	4,903	766,731
The Progressive Corp. (Insurance)	1,214	165,590
The Sherwin-Williams Co. (Chemicals)	491	116,633
The Southern Co. (Electric Utilities)	2,262	166,370
The TJX Cos., Inc. (Specialty Retail)	2,401	189,247
The Travelers Cos., Inc. (Insurance)	482	87,309
The Walt Disney Co.* (Entertainment)	3,797	389,193
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,529	76,528
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	814	451,688
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,229	176,853
Tractor Supply Co. (Specialty Retail)	228	54,355
Trane Technologies PLC (Building Products)	477	88,632
TransDigm Group, Inc. (Aerospace & Defense)	108	82,620
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	511	24,068
Truist Financial Corp. (Banks)	2,758	89,856
Tyler Technologies, Inc.* (Software)	85	32,218
Tyson Foods, Inc. - Class A (Food Products)	593	37,057
U.S. Bancorp (Banks)	2,893	99,172
UDR, Inc. (Residential REITs)	645	26,658
Ulta Beauty, Inc.* (Specialty Retail)	104	57,349
Union Pacific Corp. (Ground Transportation)	1,272	248,931
United Airlines Holdings, Inc.* (Passenger Airlines)	678	29,696
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,514	272,232
United Rentals, Inc. (Trading Companies & Distributors)	144	52,000
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,941	955,148
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	132	19,846
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	800	91,736
Ventas, Inc. (Health Care REITs)	830	39,882
VeriSign, Inc.* (IT Services)	191	42,364
Verisk Analytics, Inc. (Professional Services)	327	63,474
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,729	338,947
Vertex Pharmaceuticals, Inc.* (Biotechnology)	534	181,950
VF Corp. (Textiles, Apparel & Luxury Goods)	687	16,151
Viatris, Inc. (Pharmaceuticals)	2,517	23,484
VICI Properties, Inc. (Specialized REITs)	2,086	70,799
Visa, Inc. - Class A (Financial Services)	3,377	785,928
Vulcan Materials Co. (Construction Materials)	276	48,333
W.R. Berkley Corp. (Insurance)	425	25,041
W.W. Grainger, Inc. (Trading Companies & Distributors)	93	64,688
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	1,490	52,523
Walmart, Inc. (Consumer Staples Distribution)	2,915	440,078
Warner Bros. Discovery, Inc.* (Entertainment)	4,594	62,524
Waste Management, Inc. (Commercial Services & Supplies)	773	128,357
Waters Corp.* (Life Sciences Tools & Services)	124	37,245
WEC Energy Group, Inc. (Multi-Utilities)	654	62,895
Wells Fargo & Co. (Banks)	7,918	314,741
Welltower, Inc. (Health Care REITs)	982	77,793
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	154	55,631
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	663	22,834
Westinghouse Air Brake Technologies Corp. (Machinery)	377	36,822
Westrock Co. (Containers & Packaging)	529	15,833
Weyerhaeuser Co. (Specialized REITs)	1,523	45,553
Whirlpool Corp. (Household Durables)	113	15,774
Willis Towers Watson PLC (Insurance)	220	50,952
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	213	24,342
Xcel Energy, Inc. (Electric Utilities)	1,138	79,558
Xylem, Inc. (Machinery)	373	38,732
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	583	81,958
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	108	31,107
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	436	60,360
Zions Bancorp (Banks)	311	8,664
Zoetis, Inc. (Pharmaceuticals)	968	170,155
TOTAL COMMON STOCKS
(Cost $25,683,535)		72,417,639

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(b)(c)  (22.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $21,935,523	$21,927,000	$21,927,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,927,000)		21,927,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	27,362	$27,362
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,362)		27,362
TOTAL INVESTMENT SECURITIES
(Cost $47,637,897) - 97.2%		94,372,001
Net other assets (liabilities) - 2.8%		2,714,754
NET ASSETS - 100.0%		$97,086,755

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $25,774.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $13,949,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
NM	Not meaningful, amount is less than 0.05%.

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	34	6/20/23	$7,120,450	$100,939

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/30/23	5.43%	$48,236,714	$394,717
SPDR S&P 500 ETF	Goldman Sachs International	5/30/23	5.34%	22,429,343	184,837
				$70,666,057	$579,554

S&P 500	UBS AG	5/30/23	5.33%	$39,410,342	$321,029
SPDR S&P 500 ETF	UBS AG	5/30/23	4.93%	4,073,901	33,925
				$43,484,243	$354,954
				$114,150,300	$934,508

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

UltraBull ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,245,989	1.3%
Air Freight & Logistics	444,784	0.5%
Automobile Components	1,192,425	1.2%
Banks	2,295,028	2.4%
Beverages	1,337,627	1.4%
Biotechnology	1,605,536	1.7%
Broadline Retail	2,032,629	2.1%
Building Products	310,017	0.3%
Capital Markets	2,023,359	2.1%
Chemicals	1,302,792	1.3%
Commercial Services & Supplies	363,439	0.4%
Communications Equipment	624,033	0.6%
Construction & Engineering	50,383	0.1%
Construction Materials	95,186	0.1%
Consumer Finance	360,631	0.4%
Consumer Staples Distribution	1,423,765	1.5%
Containers & Packaging	178,925	0.2%
Distributors	107,844	0.1%
Diversified Telecommunication Services	600,693	0.6%
Electric Utilities	1,358,549	1.4%
Electrical Equipment	384,115	0.4%
Electronic Equipment, Instruments & Components	422,189	0.4%
Energy Equipment & Services	268,290	0.3%
Entertainment	1,002,120	1.0%
Financial Services	3,213,574	3.3%
Food Products	863,725	0.9%
Gas Utilities	34,014	NM
Ground Transportation	570,115	0.6%
Health Care Equipment & Supplies	2,194,069	2.3%
Health Care Providers & Services	2,252,692	2.3%
Health Care REITs	142,655	0.1%
Hotel & Resort REITs	24,012	NM
Hotels, Restaurants & Leisure	1,584,433	1.6%
Household Durables	265,311	0.3%
Household Products	1,098,539	1.1%
Independent Power and Renewable Electricity Producers	32,840	NM
Industrial Conglomerates	622,962	0.6%
Industrial REITs	240,480	0.3%
Insurance	1,596,828	1.6%
Interactive Media & Services	3,628,920	3.7%
IT Services	831,378	0.9%
Leisure Products	15,989	NM
Life Sciences Tools & Services	1,260,868	1.3%
Machinery	1,242,432	1.3%
Media	584,684	0.6%
Metals & Mining	304,620	0.3%
Multi-Utilities	595,744	0.6%
Office REITs	56,703	0.1%
Oil, Gas & Consumable Fuels	3,125,232	3.2%
Passenger Airlines	142,711	0.1%
Personal Care Products	119,166	0.1%
Pharmaceuticals	3,120,317	3.2%
Professional Services	601,880	0.6%
Real Estate Management & Development	50,212	0.1%
Residential REITs	255,131	0.3%
Retail REITs	218,061	0.2%
Semiconductors & Semiconductor Equipment	4,388,210	4.5%
Software	6,965,705	7.2%
Specialized REITs	856,030	0.9%
Specialty Retail	1,588,378	1.6%
Technology Hardware, Storage & Peripherals	5,409,621	5.6%
Textiles, Apparel & Luxury Goods	374,036	0.4%
Tobacco	498,265	0.5%
Trading Companies & Distributors	180,596	0.2%
Water Utilities	59,300	0.1%
Wireless Telecommunication Services	176,853	0.2%
Other **	24,669,116	25.4%
Total	$97,086,755	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (82.4%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	8,227	$24,187
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	36,440	3,086,103
Autohome, Inc.ADR (Interactive Media & Services)	5,426	160,881
Baidu, Inc.*ADR (Interactive Media & Services)	7,958	959,814
Baozun, Inc.*ADR (Broadline Retail)	3,933	18,210
Beigene, Ltd.*ADR (Biotechnology)	3,364	857,685
Bilibili, Inc.*ADR(a) (Entertainment)	23,572	479,926
Canaan, Inc.*ADR(a) (Technology Hardware, Storage & Peripherals)	10,827	30,532
Chindata Group Holdings, Ltd.*ADR (IT Services)	13,253	83,626
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	5,704	261,928
EHang Holdings, Ltd.*ADR(a) (Aerospace & Defense)	3,017	33,519
FinVolution GroupADR (Consumer Finance)	14,008	55,752
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	11,925	39,114
GDS Holdings, Ltd.*ADR (IT Services)	11,726	182,105
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	13,065	612,749
Hello Group, Inc.ADR (Interactive Media & Services)	13,536	113,161
HUYA, Inc.*ADR (Entertainment)	8,362	27,177
iQIYI, Inc.*ADR (Entertainment)	41,939	255,828
JD.com, Inc.ADR (Broadline Retail)	29,949	1,069,778
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,613	80,021
JOYY, Inc.ADR (Interactive Media & Services)	4,421	134,531
KE Holdings, Inc.*ADR (Real Estate Management & Development)	42,986	674,450
Kingsoft Cloud Holdings, Ltd.*ADR(a) (IT Services)	12,182	69,803
MINISO Group Holding, Ltd.ADR (Broadline Retail)	11,483	211,747
NetEase, Inc.ADR (Entertainment)	11,187	997,097
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	13,774	627,957
NIO, Inc.*ADR(a) (Automobile Components)	85,270	671,075
PDD Holdings, Inc.*ADR (Broadline Retail)	12,816	873,410
Qifu Technology, Inc.ADR (Consumer Finance)	14,039	247,648
TAL Education Group*ADR (Diversified Consumer Services)	46,420	272,021
Tencent Music Entertainment Group*ADR (Entertainment)	60,349	447,186
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	21,191	752,492
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	11,510	33,609
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	33,301	522,826
Weibo Corp.*ADR (Interactive Media & Services)	7,217	126,370
Zai Lab, Ltd.*ADR (Biotechnology)	7,459	260,916
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	28,429	786,915
TOTAL COMMON STOCKS
(Cost $11,655,291)		$16,142,149

Repurchase Agreements(b)(c)  (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $3,931,528	$3,930,000	$3,930,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,930,000)		3,930,000

Collateral for Securities Loaned(d)  (6.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	1,339,381	$1,339,381
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,339,381)		1,339,381
TOTAL INVESTMENT SECURITIES
(Cost $16,924,672) - 109.3%		21,411,530
Net other assets (liabilities) - (9.3)%		(1,817,509)
NET ASSETS - 100.0%		$19,594,021

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $1,300,617.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $3,818,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	5/30/23	5.43%	$1,016,975	$14,023
S&P China Select ADR Index (USD)	UBS AG	5/30/23	5.08%	22,080,280	315,649
				$23,097,255	$329,672

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$33,519	0.2%
Air Freight & Logistics	786,915	4.0%
Automobile Components	671,075	3.4%
Biotechnology	1,118,601	5.7%
Broadline Retail	5,782,074	29.5%
Capital Markets	33,609	0.2%
Consumer Finance	303,400	1.6%
Diversified Consumer Services	939,092	4.8%
Entertainment	2,207,214	11.3%
Hotels, Restaurants & Leisure	1,365,241	7.0%
Interactive Media & Services	1,494,757	7.6%
IT Services	359,721	1.8%
Real Estate Management & Development	674,450	3.4%
Semiconductors & Semiconductor Equipment	341,949	1.7%
Technology Hardware, Storage & Peripherals	30,532	0.2%
Other **	3,451,872	17.6%
Total	$19,594,021	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2023:

	Value	% of Net Assets
China	$16,142,149	82.4%
Other **	3,451,872	17.6%
Total	$19,594,021	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (77.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,500	$477,990
American Express Co. (Consumer Finance)	4,500	726,030
Amgen, Inc. (Biotechnology)	4,496	1,077,871
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,499	763,390
Caterpillar, Inc. (Machinery)	4,500	984,600
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,500	758,610
Cisco Systems, Inc. (Communications Equipment)	4,501	212,672
Dow, Inc. (Chemicals)	4,501	244,854
Honeywell International, Inc. (Industrial Conglomerates)	4,500	899,280
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,502	139,832
International Business Machines Corp. (IT Services)	4,498	568,592
Johnson & Johnson (Pharmaceuticals)	4,500	736,650
JPMorgan Chase & Co. (Banks)	4,497	621,665
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,500	1,330,875
Merck & Co., Inc. (Pharmaceuticals)	4,500	519,615
Microsoft Corp. (Software)	4,499	1,382,364
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,500	570,240
Salesforce, Inc.* (Software)	4,500	892,665
The Boeing Co.* (Aerospace & Defense)	4,500	930,510
The Coca-Cola Co. (Beverages)	4,501	288,739
The Goldman Sachs Group, Inc. (Capital Markets)	4,500	1,545,480
The Home Depot, Inc. (Specialty Retail)	4,500	1,352,430
The Procter & Gamble Co. (Household Products)	4,499	703,554
The Travelers Cos., Inc. (Insurance)	4,500	815,130
The Walt Disney Co.* (Entertainment)	4,500	461,250
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,500	2,214,405
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,501	174,774
Visa, Inc. - Class A (Financial Services)	4,500	1,047,285
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	4,503	158,731
Walmart, Inc. (Consumer Staples Distribution)	4,498	679,063
TOTAL COMMON STOCKS
(Cost $9,658,180)		23,279,146

Repurchase Agreements(a)(b) (23.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $7,055,742	$7,053,000	$7,053,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,053,000)		7,053,000

TOTAL INVESTMENT SECURITIES
(Cost $16,711,180) - 100.9%		30,332,146
Net other assets (liabilities) - (0.9)%		(262,963)
NET ASSETS - 100.0%		$30,069,183

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $4,430,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	30	6/20/23	$5,130,000	$159,530

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/30/23	5.43%	$10,326,444	$88,190
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/30/23	5.27%	2,627,657	21,425
				$12,954,101	$109,615

Dow Jones Industrial Average	UBS AG	5/30/23	4.98%	$13,481,833	$105,694
SPDR Dow Jones Industrial Average ETF	UBS AG	5/30/23	5.13%	5,248,858	42,819
				$18,730,691	$148,513
				$31,684,792	$258,128

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$930,510	3.1%
Banks	621,665	2.1%
Beverages	288,739	1.0%
Biotechnology	1,077,871	3.6%
Capital Markets	1,545,480	5.1%
Chemicals	244,855	0.8%
Communications Equipment	212,672	0.7%
Consumer Finance	726,030	2.4%
Consumer Staples Distribution	837,794	2.8%
Diversified Telecommunication Services	174,774	0.6%
Entertainment	461,250	1.5%
Financial Services	1,047,285	3.5%
Health Care Providers & Services	2,214,405	7.4%
Hotels, Restaurants & Leisure	1,330,875	4.4%
Household Products	703,554	2.3%
Industrial Conglomerates	1,377,270	4.6%
Insurance	815,130	2.7%
IT Services	568,592	1.9%
Machinery	984,600	3.3%
Oil, Gas & Consumable Fuels	758,610	2.5%
Pharmaceuticals	1,256,265	4.2%
Semiconductors & Semiconductor Equipment	139,832	0.5%
Software	2,275,028	7.5%
Specialty Retail	1,352,430	4.5%
Technology Hardware, Storage & Peripherals	763,390	2.5%
Textiles, Apparel & Luxury Goods	570,240	1.9%
Other **	6,790,037	22.6%
Total	$30,069,183	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (83.9%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	8,552	$724,269
Ambev S.A.ADR (Beverages)	19,379	54,261
America Movil SAB de CV*ADR (Wireless Telecommunication Services)	4,363	93,761
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,840	48,907
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	7,487	51,361
Baidu, Inc.*ADR (Interactive Media & Services)	1,242	149,798
Banco Bradesco S.A.ADR(a) (Banks)	23,395	65,506
Banco de ChileADR (Banks)	955	20,246
Beigene, Ltd.*ADR (Biotechnology)	289	73,683
Bilibili, Inc.*ADR(a) (Entertainment)	1,061	21,602
Cemex S.A.B. de C.V.*ADR (Construction Materials)	6,626	39,756
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	5,599	37,625
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,672	68,920
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	540	32,648
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	804	78,004
Gerdau S.A.ADR (Metals & Mining)	4,782	23,862
Gold Fields, Ltd.ADR (Metals & Mining)	3,902	60,716
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	159	28,233
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	83	23,765
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	623	29,219
HDFC Bank, Ltd.ADR (Banks)	6,061	423,058
ICICI Bank, Ltd.ADR (Banks)	12,200	277,550
Infosys, Ltd.ADR (IT Services)	14,789	229,821
Itau Unibanco Holding S.A.ADR (Banks)	21,309	109,741
JD.com, Inc.ADR (Broadline Retail)	5,284	188,744
KB Financial Group, Inc.ADR (Banks)	1,691	63,057
KE Holdings, Inc.*ADR (Real Estate Management & Development)	2,956	46,380
NetEase, Inc.ADR (Entertainment)	1,617	144,123
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	657	29,953
NIO, Inc.*ADR(a) (Automobile Components)	6,247	49,164
PDD Holdings, Inc.*ADR (Broadline Retail)	2,390	162,879
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,182	86,893
POSCOADR(a) (Metals & Mining)	1,294	92,029
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,082	59,962
Sasol, Ltd.ADR (Chemicals)	2,565	33,396
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,237	58,744
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	3,131	28,022
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	848	16,756
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	628	42,377
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	3,473	27,680
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	12,932	1,090,167
Tencent Music Entertainment Group*ADR (Entertainment)	2,756	20,422
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,342	83,164
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	10,185	81,786
Vale S.A.ADR (Metals & Mining)	15,779	227,376
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	1,516	23,801
Wipro, Ltd.ADR (IT Services)	6,486	30,484
Woori Financial Group, Inc.ADR (Banks)	945	25,128
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,829	50,627
TOTAL COMMON STOCKS
(Cost $3,380,785)		5,529,426

Preferred Stock (1.5%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	10,096	95,811

TOTAL PREFERRED STOCK
(Cost $35,985)		95,811

Repurchase Agreements(b)(c) (16.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,104,429	$1,104,000	$1,104,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,104,000)		1,104,000

Collateral for Securities Loaned(d) (4.0%)
	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	263,587	$263,587
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $263,587)		263,587
TOTAL INVESTMENT SECURITIES
(Cost $4,784,357) - 106.2%		6,992,824
Net other assets (liabilities) - (6.2)%		(411,236)
NET ASSETS - 100.0%		$6,581,588

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $253,734.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $405,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	5/30/23	5.43%	$3,992,886	$33,072
S&P Emerging 50 ADR Index (USD)	UBS AG	5/30/23	5.33%	3,511,603	32,077
				$7,504,489	$65,149

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$50,627	0.8%
Automobile Components	49,164	0.7%
Banks	1,043,030	15.8%
Beverages	132,265	2.0%
Biotechnology	73,683	1.1%
Broadline Retail	1,099,693	16.7%
Chemicals	75,774	1.1%
Construction Materials	39,756	0.6%
Diversified Consumer Services	29,953	0.4%
Diversified Telecommunication Services	128,881	2.0%
Electric Utilities	37,625	0.6%
Entertainment	186,147	2.8%
Hotels, Restaurants & Leisure	112,383	1.7%
Interactive Media & Services	149,798	2.3%
IT Services	260,305	4.0%
Metals & Mining	480,912	7.3%
Oil, Gas & Consumable Fuels	182,704	2.8%
Paper & Forest Products	27,680	0.4%
Pharmaceuticals	32,648	0.5%
Real Estate Management & Development	46,380	0.7%
Semiconductors & Semiconductor Equipment	1,223,314	18.6%
Transportation Infrastructure	51,998	0.8%
Wireless Telecommunication Services	110,517	1.7%
Other **	956,351	14.6%
Total	$6,581,588	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2023:

	Value	% of Net Assets
Brazil	$728,755	11.1%
Chile	62,623	1.0%
China	1,814,584	27.5%
India	993,561	15.1%
Indonesia	59,962	0.9%
Mexico	263,519	4.0%
South Africa	171,041	2.6%
South Korea	238,958	3.6%
Taiwan	1,292,234	19.6%
Other **	956,351	14.6%
Total	$6,581,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $8,286,220	$8,283,000	$8,283,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,283,000)		8,283,000

TOTAL INVESTMENT SECURITIES
(Cost $8,283,000) - 99.5%		8,283,000
Net other assets (liabilities) - 0.5%		38,010
NET ASSETS - 100.0%		$8,321,010

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $363,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/30/23	5.33%	$8,260,114	$(5,880)
MSCI EAFE Index	UBS AG	5/30/23	5.63%	8,359,271	(5,960)
				$16,619,385	$(11,840)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)  (86.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $13,383,200	$13,378,000	$13,378,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,378,000)		13,378,000

TOTAL INVESTMENT SECURITIES
(Cost $13,378,000) - 86.3%		13,378,000
Net other assets (liabilities) - 13.7%		2,125,842
NET ASSETS - 100.0%		$15,503,842

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	212	6/9/23	$30,830,100	$1,126,653

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/30/23	5.28%	$239,707	$2,393

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (74.6%)

	Shares	Value
Ambev S.A.ADR (Beverages)	130,059	$364,165
America Movil SAB de CV*ADR (Wireless Telecommunication Services)	22,406	481,505
Banco Bradesco S.A.ADR(a) (Banks)	126,317	353,688
Banco de ChileADR (Banks)	6,405	135,786
Banco Santander Brasil S.A.ADR(a) (Banks)	9,951	53,835
Banco Santander ChileADR (Banks)	4,585	87,803
Bancolombia S.A.ADR (Banks)	3,333	81,658
Cemex S.A.B. de C.V.*ADR (Construction Materials)	44,642	267,852
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	37,552	252,349
Cia de Minas Buenaventura S.A.AADR(a) (Metals & Mining)	7,053	49,865
Cia de Saneamento Basico do Estado de Sao PauloADR (Water Utilities)	10,079	93,231
Cia Energetica de Minas GeraisADR (Electric Utilities)	43,218	104,588
Cia Siderurgica Nacional S.A.ADR(a) (Metals & Mining)	17,599	50,157
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,549	130,767
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	7,276	70,723
Embraer SA*ADR (Aerospace & Defense)	5,132	79,289
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,819	370,519
Gerdau S.A.ADR (Metals & Mining)	32,061	159,984
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,068	189,645
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,004	87,830
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	556	159,194
Grupo Televisa S.A.B.ADR (Media)	14,923	75,510
Itau Unibanco Holding S.A.ADR (Banks)	109,900	565,985
Natura & Co. Holding S.A.*ADR (Personal Care Products)	12,441	54,616
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	42,197	448,132
Sendas Distribuidora S.A.ADR(a) (Consumer Staples Distribution)	7,003	85,927
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,115	277,680
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	23,284	185,573
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	12,364	101,014
Ternium S.A.ADR (Metals & Mining)	1,447	62,727
TIM S.A.ADR(a) (Wireless Telecommunication Services)	4,712	65,591
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	21,377	61,352
Vale S.A.ADR (Metals & Mining)	87,789	1,265,040
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	5,683	63,195
TOTAL COMMON STOCKS
(Cost $3,840,301)		6,936,775

Preferred Stock (5.3%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	52,091	494,344

TOTAL PREFERRED STOCK
(Cost $163,752)		494,344

Repurchase Agreements(b)(c)  (19.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,814,705	$1,814,000	$1,814,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,814,000)		1,814,000

Collateral for Securities Loaned(d)  (7.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	696,337	$696,337
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $696,337)		696,337
TOTAL INVESTMENT SECURITIES
(Cost $6,514,390) - 106.9%		9,941,456
Net other assets (liabilities) - (6.9)%		(638,305)
NET ASSETS - 100.0%		$9,303,151

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $656,842.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $579,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	5/30/23	5.43%	$5,565,647	$56,563
S&P Latin America 35 ADR Index (USD)	UBS AG	5/30/23	5.33%	5,456,450	55,469
				$11,022,097	$112,032

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$79,289	0.9%
Banks	1,278,755	13.7%
Beverages	865,451	9.3%
Chemicals	277,680	3.0%
Construction Materials	267,852	2.9%
Consumer Staples Distribution	85,927	0.9%
Diversified Telecommunication Services	101,014	1.1%
Electric Utilities	356,937	3.8%
Media	75,510	0.8%
Metals & Mining	1,587,773	17.1%
Oil, Gas & Consumable Fuels	1,137,745	12.2%
Paper & Forest Products	185,574	2.0%
Personal Care Products	54,616	0.6%
Transportation Infrastructure	436,669	4.7%
Water Utilities	93,231	1.0%
Wireless Telecommunication Services	547,096	5.9%
Other **	1,872,032	20.1%
Total	$9,303,151	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2023:

	Value	% of Net Assets
Argentina	$63,195	0.7%
Brazil	4,838,860	52.1%
Chile	501,269	5.4%
Colombia	152,381	1.6%
Luxembourg	62,727	0.7%
Mexico	1,762,822	18.9%
Peru	49,865	0.5%
Other **	1,872,032	20.1%
Total	$9,303,151	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (76.8%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,114	$80,531
ACI Worldwide, Inc.* (Software)	1,377	34,879
Acuity Brands, Inc. (Electrical Equipment)	393	61,850
Adient PLC* (Automobile Components)	1,169	43,183
Advanced Drainage Systems, Inc. (Building Products)	767	65,747
AECOM (Construction & Engineering)	1,703	141,435
Affiliated Managers Group, Inc. (Capital Markets)	462	66,704
AGCO Corp. (Machinery)	759	94,070
Agree Realty Corp. (Retail REITs)	1,085	73,769
Alcoa Corp. (Metals & Mining)	2,169	80,557
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	798	28,544
ALLETE, Inc. (Electric Utilities)	700	43,666
Amedisys, Inc.* (Health Care Providers & Services)	398	31,959
American Financial Group, Inc. (Insurance)	857	105,180
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,231	27,537
Annaly Capital Management, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	5,738	114,645
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,105	44,170
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,384	77,799
Apartment Income REIT Corp. (Residential REITs)	1,823	67,414
AptarGroup, Inc. (Containers & Packaging)	800	94,808
Aramark (Hotels, Restaurants & Leisure)	3,192	110,762
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	714	81,703
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,327	46,989
ASGN, Inc.* (Professional Services)	612	43,813
Ashland, Inc. (Chemicals)	612	62,185
Aspen Technology, Inc.* (Software)	357	63,189
Associated Banc-Corp. (Banks)	1,843	32,861
Autoliv, Inc. (Automobile Components)	950	81,519
AutoNation, Inc.* (Specialty Retail)	419	55,182
Avient Corp. (Chemicals)	1,047	40,320
Avis Budget Group, Inc.* (Ground Transportation)	305	53,884
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,120	46,211
Axalta Coating Systems, Ltd.* (Chemicals)	2,703	85,334
Axon Enterprise, Inc.* (Aerospace & Defense)	828	174,467
Azenta, Inc.* (Life Sciences Tools & Services)	846	36,793
Bank of Hawaii Corp.(a) (Banks)	488	23,634
Bank OZK (Banks)	1,349	48,186
Belden, Inc. (Electronic Equipment, Instruments & Components)	525	41,417
BellRing Brands, Inc.* (Personal Care Products)	1,637	58,916
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution)	1,648	125,857
Black Hills Corp. (Multi-Utilities)	797	52,036
Blackbaud, Inc.* (Software)	546	37,868
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	972	67,457
Brighthouse Financial, Inc.* (Insurance)	836	36,951
Brixmor Property Group, Inc. (Retail REITs)	3,676	78,409
Bruker Corp. (Life Sciences Tools & Services)	1,225	96,934
Brunswick Corp. (Leisure Products)	889	75,378
Builders FirstSource, Inc.* (Building Products)	1,804	170,966
Cable One, Inc. (Media)	59	44,746
Cabot Corp. (Chemicals)	690	49,514
CACI International, Inc.* - Class A (Professional Services)	288	90,236
Cadence Bank (Banks)	2,236	45,212
Calix, Inc.* (Communications Equipment)	697	31,853
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,541	63,952
Carlisle Cos., Inc. (Building Products)	634	136,849
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	468	32,652
Casey's General Stores, Inc. (Consumer Staples Distribution)	456	104,342
Cathay General Bancorp (Banks)	892	28,428
Celsius Holdings, Inc.* (Beverages)	495	47,307
ChampionX Corp. (Energy Equipment & Services)	2,434	65,913
Chart Industries, Inc.* (Machinery)	521	69,345
Chemed Corp. (Health Care Providers & Services)	182	100,328
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	340	43,357
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	510	72,588
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	403	117,891
Ciena Corp.* (Communications Equipment)	1,819	83,746
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	677	58,080
Clean Harbors, Inc.* (Commercial Services & Supplies)	616	89,419
Cleveland-Cliffs, Inc.* (Metals & Mining)	6,311	97,063
CNO Financial Group, Inc. (Insurance)	1,401	31,438
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,086	32,396
Coca-Cola Consolidated, Inc. (Beverages)	56	33,010
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,119	101,055
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,703	58,140
Columbia Banking System, Inc. (Banks)	2,549	54,447
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	434	36,256
Commerce Bancshares, Inc. (Banks)	1,394	77,855
Commercial Metals Co. (Metals & Mining)	1,435	67,000
CommVault Systems, Inc.* (Software)	546	31,815
Concentrix Corp. (Professional Services)	523	50,475
Corporate Office Properties Trust (Office REITs)	1,378	31,542
Coty, Inc.* - Class A (Personal Care Products)	4,493	53,332
Cousins Properties, Inc. (Office REITs)	1,858	40,523
Crane Co.* (Machinery)	584	42,089
Crane NXT Co. (Machinery)	584	27,658
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	757	93,618

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
CubeSmart (Specialized REITs)	2,752	$125,188
Cullen/Frost Bankers, Inc. (Banks)	789	86,987
Curtiss-Wright Corp. (Aerospace & Defense)	470	79,820
Dana, Inc. (Automobile Components)	1,564	23,132
Darling Ingredients, Inc.* (Food Products)	1,964	116,995
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	323	154,827
Dick's Sporting Goods, Inc. (Specialty Retail)	734	106,437
Donaldson Co., Inc. (Machinery)	1,491	94,753
Douglas Emmett, Inc. (Office REITs)	2,155	27,756
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,185	58,385
Dynatrace, Inc.* (Software)	2,656	112,296
Eagle Materials, Inc. (Construction Materials)	441	65,361
East West Bancorp, Inc. (Banks)	1,727	89,269
EastGroup Properties, Inc. (Industrial REITs)	534	88,943
EMCOR Group, Inc. (Construction & Engineering)	583	99,693
Encompass Health Corp. (Health Care Providers & Services)	1,222	78,391
Energizer Holdings, Inc. (Household Products)	814	27,212
EnerSys (Electrical Equipment)	501	41,568
Enovis Corp.* (Health Care Equipment & Supplies)	583	33,960
Envestnet, Inc.* (Software)	678	42,972
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,999	76,942
EPR Properties (Specialized REITs)	919	38,561
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,302	27,305
Esab Corp. (Machinery)	633	36,942
Essent Group, Ltd. (Financial Services)	1,319	56,018
Essential Utilities, Inc. (Water Utilities)	2,924	124,855
Euronet Worldwide, Inc.* (Financial Services)	577	63,897
Evercore, Inc. (Capital Markets)	437	49,849
Exelixis, Inc.* (Biotechnology)	3,972	72,688
ExlService Holdings, Inc.* (Professional Services)	405	72,244
Exponent, Inc. (Professional Services)	620	57,071
F.N.B. Corp. (Banks)	4,418	50,719
Federated Hermes, Inc. - Class B (Capital Markets)	1,036	42,880
First American Financial Corp. (Insurance)	1,269	73,107
First Financial Bankshares, Inc. (Banks)	1,590	46,523
First Horizon Corp. (Banks)	6,576	115,408
First Industrial Realty Trust, Inc. (Industrial REITs)	1,619	84,949
FirstCash Holdings, Inc. (Consumer Finance)	460	47,394
Five Below, Inc.* (Specialty Retail)	680	134,205
Flowers Foods, Inc. (Food Products)	2,354	64,759
Flowserve Corp. (Machinery)	1,601	53,457
Fluor Corp.* (Construction & Engineering)	1,741	50,593
Foot Locker, Inc. (Specialty Retail)	972	40,814
Fortune Brands Innovations, Inc. (Building Products)	1,571	101,628
Fox Factory Holding Corp.* (Automobile Components)	518	57,431
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,732	61,579
FTI Consulting, Inc.* (Professional Services)	422	76,171
Fulton Financial Corp. (Banks)	2,055	24,516
GameStop Corp.*(a) - Class A (Specialty Retail)	3,098	59,760
GATX Corp. (Trading Companies & Distributors)	431	49,095
Genpact, Ltd. (Professional Services)	2,062	91,862
Gentex Corp. (Automobile Components)	2,873	79,265
Glacier Bancorp, Inc. (Banks)	1,357	45,093
Globus Medical, Inc.* (Health Care Equipment & Supplies)	954	55,466
Graco, Inc. (Machinery)	2,065	163,733
Graham Holdings Co. - Class B (Diversified Consumer Services)	47	27,052
Grand Canyon Education, Inc.* (Diversified Consumer Services)	376	44,631
Greif, Inc. - Class A (Containers & Packaging)	313	19,653
Grocery Outlet Holding Corp.* (Consumer Staples Distribution)	1,085	32,311
GXO Logistics, Inc.* (Air Freight & Logistics)	1,454	77,251
H&R Block, Inc. (Diversified Consumer Services)	1,866	63,276
Haemonetics Corp.* (Health Care Equipment & Supplies)	618	51,733
Halozyme Therapeutics, Inc.* (Biotechnology)	1,657	53,239
Hancock Whitney Corp. (Banks)	1,050	38,346
Harley-Davidson, Inc. (Automobile Components)	1,631	60,510
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,341	52,581
Healthcare Realty Trust, Inc. (Health Care REITs)	4,664	92,254
HealthEquity, Inc.* (Health Care Providers & Services)	1,037	55,428
Helen of Troy, Ltd.* (Household Durables)	294	29,500
Hertz Global Holdings, Inc.* (Ground Transportation)	1,976	32,960
Hexcel Corp. (Aerospace & Defense)	1,033	74,459
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,648	72,693
Highwoods Properties, Inc. (Office REITs)	1,289	29,544
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	972	41,602
Home BancShares, Inc. (Banks)	2,319	50,485
Hubbell, Inc. (Electrical Equipment)	657	176,944
ICU Medical, Inc.* (Health Care Equipment & Supplies)	247	46,718
IDACORP, Inc. (Electric Utilities)	620	68,894
Inari Medical, Inc.* (Health Care Equipment & Supplies)	592	39,321
Independence Realty Trust, Inc. (Residential REITs)	2,744	45,688
Ingevity Corp.* (Chemicals)	430	30,848
Ingredion, Inc. (Food Products)	805	85,467
Insperity, Inc. (Professional Services)	436	53,393
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	891	49,290

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Interactive Brokers Group, Inc. (Capital Markets)	1,261	$98,168
International Bancshares Corp. (Banks)	647	27,607
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	394	45,302
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,540	97,744
ITT, Inc. (Machinery)	1,014	85,622
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,633	127,618
Janus Henderson Group PLC (Capital Markets)	1,623	42,117
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	772	108,442
Jefferies Financial Group, Inc. (Capital Markets)	2,217	71,011
JetBlue Airways Corp.* (Passenger Airlines)	3,969	28,339
John Wiley & Sons, Inc. - Class A (Media)	525	20,249
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	581	80,782
KB Home (Household Durables)	1,001	43,864
KBR, Inc. (Professional Services)	1,681	95,363
Kemper Corp. (Insurance)	784	38,142
Kilroy Realty Corp. (Office REITs)	1,291	37,749
Kinsale Capital Group, Inc. (Insurance)	266	86,905
Kirby Corp.* (Marine Transportation)	734	52,731
Kite Realty Group Trust (Retail REITs)	2,685	55,633
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,969	110,894
Kohl's Corp. (Broadline Retail)	1,354	29,829
Kyndryl Holdings, Inc.* (IT Services)	2,510	36,295
Lamar Advertising Co. - Class A (Specialized REITs)	1,069	112,972
Lancaster Colony Corp. (Food Products)	243	50,816
Landstar System, Inc. (Ground Transportation)	440	77,453
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	843	72,034
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,680	133,897
Lear Corp. (Automobile Components)	725	92,553
Leggett & Platt, Inc. (Household Durables)	1,625	52,504
Lennox International, Inc. (Building Products)	395	111,354
Life Storage, Inc. (Specialized REITs)	1,042	140,024
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,148	69,213
Lincoln Electric Holdings, Inc. (Machinery)	707	118,635
Lithia Motors, Inc. (Specialty Retail)	335	73,998
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	303	73,399
LivaNova PLC* (Health Care Equipment & Supplies)	656	31,422
Louisiana-Pacific Corp. (Paper & Forest Products)	879	52,511
Lumentum Holdings, Inc.* (Communications Equipment)	839	40,482
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	633	36,929
Macy's, Inc. (Broadline Retail)	3,323	54,298
Manhattan Associates, Inc.* (Software)	766	126,911
ManpowerGroup, Inc. (Professional Services)	620	46,940
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	470	63,243
Masimo Corp.* (Health Care Equipment & Supplies)	593	112,160
MasTec, Inc.* (Construction & Engineering)	726	64,476
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,375	67,416
Mattel, Inc.* (Leisure Products)	4,343	78,173
Maximus, Inc. (Professional Services)	745	62,319
MDU Resources Group, Inc. (Construction & Engineering)	2,492	72,816
Medical Properties Trust, Inc.(a) (Health Care REITs)	7,340	64,372
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	308	61,643
Mercury Systems, Inc.* (Aerospace & Defense)	712	33,941
MGIC Investment Corp. (Financial Services)	3,596	53,473
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	700	58,709
MP Materials Corp.* (Metals & Mining)	1,132	24,530
MSA Safety, Inc. (Commercial Services & Supplies)	451	58,517
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	579	52,533
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,791	65,748
Murphy USA, Inc. (Specialty Retail)	245	67,431
National Fuel Gas Co. (Gas Utilities)	1,125	62,888
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,600	93,168
National Retail Properties, Inc. (Retail REITs)	2,223	96,701
National Storage Affiliates Trust (Specialized REITs)	1,036	39,938
Navient Corp. (Consumer Finance)	1,243	20,559
NCR Corp.* (Software)	1,691	37,692
Neogen Corp.* (Health Care Equipment & Supplies)	2,649	45,616
Neurocrine Biosciences, Inc.* (Biotechnology)	1,183	119,530
New Jersey Resources Corp. (Gas Utilities)	1,187	61,297
New York Community Bancorp, Inc. (Banks)	8,348	89,240
NewMarket Corp. (Chemicals)	82	32,767
Nexstar Media Group, Inc. (Media)	463	80,308
Nordstrom, Inc.(a) (Broadline Retail)	1,374	21,242
NorthWestern Corp. (Multi-Utilities)	708	41,503
NOV, Inc. (Energy Equipment & Services)	4,813	80,617
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	437	66,791
nVent Electric PLC (Electrical Equipment)	2,042	85,621
OGE Energy Corp. (Electric Utilities)	2,453	92,085
Old National Bancorp (Banks)	3,590	48,142
Old Republic International Corp. (Insurance)	3,380	85,413
Olin Corp. (Chemicals)	1,507	83,488
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	709	46,262
Omega Healthcare Investors, Inc. (Health Care REITs)	2,870	76,801
Omnicell, Inc.* (Health Care Equipment & Supplies)	547	33,241
ONE Gas, Inc. (Gas Utilities)	663	51,018

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Option Care Health, Inc.* (Health Care Providers & Services)	2,051	$65,940
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	644	55,262
Oshkosh Corp. (Machinery)	801	61,293
Owens Corning (Building Products)	1,145	122,297
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	394	29,467
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,756	33,210
Patterson Cos., Inc. (Health Care Providers & Services)	1,058	28,682
Paylocity Holding Corp.* (Professional Services)	506	97,805
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,401	48,839
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,129	73,441
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,901	56,631
Penumbra, Inc.* (Health Care Equipment & Supplies)	466	132,400
Performance Food Group Co.* (Consumer Staples Distribution)	1,914	119,989
Perrigo Co. PLC (Pharmaceuticals)	1,650	61,364
Physicians Realty Trust (Health Care REITs)	2,798	40,347
Pilgrim's Pride Corp.* (Food Products)	551	12,568
Pinnacle Financial Partners, Inc. (Banks)	937	50,814
PNM Resources, Inc. (Electric Utilities)	1,052	50,633
Polaris, Inc. (Leisure Products)	667	72,470
Portland General Electric Co. (Electric Utilities)	1,094	55,378
Post Holdings, Inc.* (Food Products)	657	59,452
PotlatchDeltic Corp. (Specialized REITs)	990	45,768
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	698	50,800
Primerica, Inc. (Insurance)	452	82,495
Progyny, Inc.* (Health Care Providers & Services)	922	30,647
Prosperity Bancshares, Inc. (Banks)	1,119	70,072
PVH Corp. (Textiles, Apparel & Luxury Goods)	777	66,674
Qualys, Inc.* (Software)	423	47,774
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	655	58,917
R1 RCM, Inc.* (Health Care Providers & Services)	1,685	26,269
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,961	78,319
Rayonier, Inc. (Specialized REITs)	1,805	56,605
Regal Rexnord Corp. (Electrical Equipment)	810	105,430
Reinsurance Group of America, Inc. (Insurance)	817	116,275
Reliance Steel & Aluminum Co. (Metals & Mining)	719	178,168
RenaissanceRe Holdings, Ltd. (Insurance)	536	115,460
Repligen Corp.* (Life Sciences Tools & Services)	633	95,982
Rexford Industrial Realty, Inc. (Industrial REITs)	2,318	129,275
RH* (Specialty Retail)	229	58,425
RLI Corp. (Insurance)	496	68,969
Royal Gold, Inc. (Metals & Mining)	804	106,482
RPM International, Inc. (Chemicals)	1,582	129,772
Ryder System, Inc. (Ground Transportation)	616	48,763
Sabra Health Care REIT, Inc. (Health Care REITs)	2,832	32,285
Saia, Inc.* (Ground Transportation)	324	96,477
Science Applications International Corp. (Professional Services)	669	68,258
SEI Investments Co. (Capital Markets)	1,250	73,638
Selective Insurance Group, Inc. (Insurance)	740	71,284
Sensient Technologies Corp. (Chemicals)	515	38,347
Service Corp. International (Diversified Consumer Services)	1,884	132,238
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	442	128,251
Silgan Holdings, Inc. (Containers & Packaging)	1,025	50,492
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	391	54,466
Simpson Manufacturing Co., Inc. (Building Products)	522	65,657
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	198	21,477
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,645	87,498
SLM Corp. (Consumer Finance)	2,950	44,309
Sonoco Products Co. (Containers & Packaging)	1,195	72,441
Sotera Health Co.* (Life Sciences Tools & Services)	1,211	20,308
SouthState Corp. (Banks)	927	63,944
Southwest Gas Holdings, Inc. (Gas Utilities)	797	44,632
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,522	70,179
Spire, Inc. (Gas Utilities)	644	43,618
Spirit Realty Capital, Inc. (Retail REITs)	1,711	65,805
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution)	1,297	44,954
STAAR Surgical Co.* (Health Care Equipment & Supplies)	590	41,577
Starwood Property Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	3,794	67,875
Stericycle, Inc.* (Commercial Services & Supplies)	1,130	51,585
Stifel Financial Corp. (Capital Markets)	1,291	77,420
SunPower Corp.* (Electrical Equipment)	1,047	13,841
Sunrun, Inc.* (Electrical Equipment)	2,612	54,956
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	571	60,201
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	483	42,774
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,261	49,507
Synovus Financial Corp. (Banks)	1,783	54,916
Taylor Morrison Home Corp.* (Household Durables)	1,326	57,137
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	514	45,767
TEGNA, Inc. (Media)	2,735	46,769
Tempur Sealy International, Inc. (Household Durables)	2,088	78,237
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,325	97,149
Teradata Corp.* (Software)	1,248	48,310

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Terex Corp. (Machinery)	827	$36,876
Tetra Tech, Inc. (Commercial Services & Supplies)	652	90,216
Texas Capital Bancshares, Inc.* (Banks)	590	29,648
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	820	90,708
The Boston Beer Co., Inc.* - Class A (Beverages)	116	36,831
The Brink's Co. (Commercial Services & Supplies)	569	35,762
The Chemours Co. (Chemicals)	1,818	52,849
The Gap, Inc. (Specialty Retail)	2,596	24,922
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,465	36,972
The Hanover Insurance Group, Inc. (Insurance)	436	52,128
The Macerich Co. (Retail REITs)	2,638	26,354
The Middleby Corp.* (Machinery)	660	92,981
The New York Times Co. - Class A (Media)	2,017	80,176
The Scotts Miracle-Gro Co.(a) (Chemicals)	501	33,472
The Timken Co. (Machinery)	811	62,325
The Toro Co. (Machinery)	1,283	133,766
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,088	46,145
The Western Union Co. (Financial Services)	4,575	50,005
Thor Industries, Inc. (Automobile Components)	656	51,837
Toll Brothers, Inc. (Household Durables)	1,260	80,527
TopBuild Corp.* (Household Durables)	392	88,388
Topgolf Callaway Brands Corp.* (Leisure Products)	1,699	37,667
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	996	38,117
Trex Co., Inc.* (Building Products)	1,344	73,463
TripAdvisor, Inc.* (Interactive Media & Services)	1,284	22,765
UFP Industries, Inc. (Building Products)	755	59,283
UGI Corp. (Gas Utilities)	2,568	87,003
UMB Financial Corp. (Banks)	533	33,904
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,314	20,525
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	2,324	18,685
United Bankshares, Inc. (Banks)	1,646	54,532
United States Steel Corp. (Metals & Mining)	2,777	63,538
United Therapeutics Corp.* (Biotechnology)	558	128,413
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,999	70,965
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	532	71,002
Unum Group (Insurance)	2,292	96,722
US Foods Holding Corp.* (Consumer Staples Distribution)	2,507	96,269
Valaris, Ltd.* (Energy Equipment & Services)	737	44,220
Valley National Bancorp (Banks)	5,151	48,316
Valmont Industries, Inc. (Construction & Engineering)	261	75,836
Valvoline, Inc. (Specialty Retail)	2,107	72,797
Vicor Corp.* (Electrical Equipment)	273	11,731
Victoria's Secret & Co.* (Specialty Retail)	991	30,731
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,588	33,809
Visteon Corp.* (Automobile Components)	345	48,435
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,936	52,524
Vornado Realty Trust (Office REITs)	1,975	29,645
Voya Financial, Inc. (Financial Services)	1,188	90,858
Watsco, Inc. (Trading Companies & Distributors)	407	140,976
Watts Water Technologies, Inc. - Class A (Machinery)	335	54,180
Webster Financial Corp. (Banks)	2,132	79,524
Werner Enterprises, Inc. (Ground Transportation)	720	32,522
Westlake Corp. (Chemicals)	422	48,015
WEX, Inc.* (Financial Services)	534	94,704
Williams-Sonoma, Inc. (Specialty Retail)	815	98,648
Wingstop, Inc. (Hotels, Restaurants & Leisure)	367	73,440
Wintrust Financial Corp. (Banks)	745	50,936
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,525	70,989
Woodward, Inc. (Aerospace & Defense)	732	70,287
World Wrestling Entertainment, Inc. - Class A (Entertainment)	531	56,907
Worthington Industries, Inc. (Metals & Mining)	372	22,093
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,082	73,814
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,375	21,546
XPO, Inc.* (Ground Transportation)	1,409	62,250
YETI Holdings, Inc.* (Leisure Products)	1,057	41,699
Ziff Davis, Inc.* (Interactive Media & Services)	578	42,275
TOTAL COMMON STOCKS
(Cost $16,592,409)		26,035,762

Repurchase Agreements(b)(c)  (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $7,064,745	$7,062,000	$7,062,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,062,000)		7,062,000

Collateral for Securities Loaned(d)  (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	203,605	$203,605
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $203,605)		203,605
TOTAL INVESTMENT SECURITIES
(Cost $23,858,014) - 98.2%		33,301,367
Net other assets (liabilities) - 1.8%		618,705
NET ASSETS - 100.0%		$33,920,072

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $202,321.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $4,726,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	6/20/23	$4,000,960	$(174,272)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/30/23	5.33%	$16,905,689	$147,180
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/30/23	5.10%	2,562,708	23,871
				$19,468,397	$171,051
S&P MidCap 400	UBS AG	5/30/23	5.18%	$12,389,055	$114,245
SPDR S&P MidCap 400 ETF	UBS AG	5/30/23	5.13%	5,978,726	55,684
				$18,367,781	$169,929
				$37,836,178	$340,980

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$432,974	1.3%
Air Freight & Logistics	77,251	0.2%
Automobile Components	574,838	1.7%
Banks	1,559,564	4.7%
Beverages	117,148	0.3%
Biotechnology	420,859	1.2%
Broadline Retail	151,631	0.4%
Building Products	907,244	2.7%
Capital Markets	521,787	1.5%
Chemicals	686,911	2.0%
Commercial Services & Supplies	325,499	1.0%
Communications Equipment	156,081	0.5%
Construction & Engineering	504,849	1.5%
Construction Materials	65,361	0.2%
Consumer Finance	112,262	0.3%
Consumer Staples Distribution	523,722	1.5%
Containers & Packaging	237,394	0.7%
Diversified Consumer Services	267,197	0.8%
Diversified Telecommunication Services	159,323	0.5%
Electric Utilities	363,238	1.1%
Electrical Equipment	551,941	1.6%
Electronic Equipment, Instruments & Components	866,905	2.6%
Energy Equipment & Services	190,751	0.6%
Entertainment	56,907	0.2%
Financial Services	408,955	1.2%
Food Products	390,057	1.1%
Gas Utilities	350,456	1.0%
Ground Transportation	515,203	1.5%
Health Care Equipment & Supplies	1,009,047	3.0%
Health Care Providers & Services	595,324	1.8%
Health Care REITs	306,059	0.9%
Hotel & Resort REITs	33,210	0.1%
Hotels, Restaurants & Leisure	921,846	2.7%
Household Durables	430,157	1.3%
Household Products	27,212	0.1%
Independent Power and Renewable Electricity Producers	55,262	0.2%
Industrial REITs	303,167	0.9%
Insurance	1,060,469	3.1%
Interactive Media & Services	65,040	0.2%
IT Services	36,295	0.1%
Leisure Products	305,387	0.9%
Life Sciences Tools & Services	361,167	1.1%
Machinery	1,227,725	3.6%
Marine Transportation	52,731	0.2%
Media	272,247	0.8%
Metals & Mining	639,431	1.9%
Mortgage Real Estate InvestmentTrusts (REITs)	182,520	0.5%
Multi-Utilities	93,539	0.3%
Office REITs	196,759	0.6%
Oil, Gas & Consumable Fuels	789,277	2.3%
Paper & Forest Products	52,511	0.2%
Passenger Airlines	28,339	0.1%
Personal Care Products	112,248	0.3%
Pharmaceuticals	169,806	0.5%
Professional Services	905,950	2.7%
Real Estate Management & Development	80,782	0.2%
Residential REITs	113,102	0.3%
Retail REITs	396,671	1.2%
Semiconductors & Semiconductor Equipment	655,204	1.9%
Software	583,706	1.7%
Specialized REITs	559,056	1.6%
Specialty Retail	823,350	2.4%
Technology Hardware, Storage & Peripherals	81,747	0.2%
Textiles, Apparel & Luxury Goods	574,687	1.7%
Trading Companies & Distributors	313,569	0.9%
Water Utilities	124,855	0.4%
Other **	7,884,310	23.2%
Total	$33,920,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (64.5%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	21,978	$1,707,910
Adobe, Inc.* (Software)	12,829	4,843,717
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	45,157	4,035,681
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	11,460	1,371,418
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,147	698,419
Alphabet, Inc.* - Class A (Interactive Media & Services)	131,114	14,073,777
Alphabet, Inc.* - Class C (Interactive Media & Services)	128,905	13,950,099
Amazon.com, Inc.* (Broadline Retail)	221,356	23,341,990
American Electric Power Co., Inc. (Electric Utilities)	14,415	1,332,235
Amgen, Inc. (Biotechnology)	14,950	3,584,112
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,176	2,549,979
ANSYS, Inc.* (Software)	2,441	766,279
Apple, Inc. (Technology Hardware, Storage & Peripherals)	274,821	46,631,627
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	23,683	2,676,889
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,462	1,567,949
AstraZeneca PLCADR (Pharmaceuticals)	16,894	1,236,979
Atlassian Corp.* - Class A (Software)	4,207	621,206
Autodesk, Inc.* (Software)	6,047	1,177,895
Automatic Data Processing, Inc. (Professional Services)	11,612	2,554,639
Baker Hughes Co. (Energy Equipment & Services)	28,333	828,457
Biogen, Inc.* (Biotechnology)	4,047	1,231,219
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,055	2,834,057
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,684	7,320,026
Cadence Design Systems, Inc.* (Software)	7,649	1,602,083
Charter Communications, Inc.* - Class A (Media)	4,278	1,577,299
Cintas Corp. (Commercial Services & Supplies)	2,848	1,298,033
Cisco Systems, Inc. (Communications Equipment)	114,780	5,423,355
Cognizant Technology Solutions Corp. - Class A (IT Services)	14,273	852,241
Comcast Corp. - Class A (Media)	117,885	4,876,902
Constellation Energy Corp. (Electric Utilities)	9,167	709,526
Copart, Inc.* (Commercial Services & Supplies)	13,356	1,055,792
CoStar Group, Inc.* (Professional Services)	11,399	877,153
Costco Wholesale Corp. (Consumer Staples Distribution)	12,434	6,257,037
Crowdstrike Holdings, Inc.* - Class A (Software)	6,117	734,346
CSX Corp. (Ground Transportation)	57,802	1,771,054
Datadog, Inc.* - Class A (Software)	8,241	555,279
DexCom, Inc.* (Health Care Equipment & Supplies)	10,829	1,313,991
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,144	731,477
Dollar Tree, Inc.* (Consumer Staples Distribution)	6,198	952,695
eBay, Inc. (Broadline Retail)	15,046	698,586
Electronic Arts, Inc. (Entertainment)	7,685	978,147
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,825	628,065
Exelon Corp. (Electric Utilities)	27,860	1,182,378
Fastenal Co. (Trading Companies & Distributors)	16,001	861,494
Fiserv, Inc.* (Financial Services)	17,602	2,149,556
Fortinet, Inc.* (Software)	21,973	1,385,398
Gilead Sciences, Inc. (Biotechnology)	34,949	2,873,157
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	15,275	898,170
Honeywell International, Inc. (Industrial Conglomerates)	18,724	3,741,804
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,323	1,143,288
Illumina, Inc.* (Life Sciences Tools & Services)	4,428	910,220
Intel Corp. (Semiconductors & Semiconductor Equipment)	115,934	3,600,910
Intuit, Inc. (Software)	7,862	3,490,335
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	9,819	2,957,679
JD.com, Inc.ADR (Broadline Retail)	12,914	461,288
Keurig Dr Pepper, Inc. (Beverages)	39,414	1,288,838
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,881	1,500,162
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,781	1,981,546
Lucid Group, Inc.*(a) (Automobile Components)	51,263	407,028
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	3,430	1,303,160
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	8,635	1,462,251
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,910	943,967
Mercadolibre, Inc.* (Broadline Retail)	1,408	1,798,706
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	62,381	14,991,402
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,353	1,120,615
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	30,579	1,968,064
Microsoft Corp. (Software)	160,095	49,190,789
Moderna, Inc.* (Biotechnology)	10,826	1,438,667
Mondelez International, Inc. - Class A (Food Products)	38,199	2,930,627
Monster Beverage Corp.* (Beverages)	29,242	1,637,552
Netflix, Inc.* (Entertainment)	12,474	4,115,547
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	69,218	19,207,304
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,262	1,189,080
Old Dominion Freight Line, Inc. (Ground Transportation)	3,083	987,762

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	1,732	$1,588,780
PACCAR, Inc. (Machinery)	14,643	1,093,686
Palo Alto Networks, Inc.* (Software)	8,480	1,547,261
Paychex, Inc. (Professional Services)	10,102	1,109,806
PayPal Holdings, Inc.* (Financial Services)	31,705	2,409,580
PDD Holdings, Inc.*ADR (Broadline Retail)	16,678	1,136,606
PepsiCo, Inc. (Beverages)	38,595	7,367,399
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	31,246	3,649,533
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,013	2,415,793
Rivian Automotive, Inc.*(a) - Class A (Automobile Components)	25,762	330,269
Ross Stores, Inc. (Specialty Retail)	9,650	1,029,945
Seagen, Inc.* (Biotechnology)	5,235	1,047,000
Sirius XM Holdings, Inc.(a) (Media)	109,028	414,306
Starbucks Corp. (Hotels, Restaurants & Leisure)	32,201	3,680,252
Synopsys, Inc.* (Software)	4,269	1,585,165
Tesla, Inc.* (Automobile Components)	68,350	11,230,589
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	25,395	4,246,044
The Kraft Heinz Co. (Food Products)	34,329	1,348,100
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	34,172	4,917,351
Verisk Analytics, Inc. (Professional Services)	4,335	841,467
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,205	2,454,960
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution)	24,174	852,134
Warner Bros. Discovery, Inc.* (Entertainment)	68,100	926,841
Workday, Inc.* - Class A (Software)	5,717	1,064,162
Xcel Energy, Inc. (Electric Utilities)	15,409	1,077,243
Zoom Video Communications, Inc.* - Class A (Software)	6,884	422,884
Zscaler, Inc.* (Software)	4,041	364,094
TOTAL COMMON STOCKS
(Cost $89,586,595)		369,099,614

Repurchase Agreements(b)(c)  (23.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $134,700,341	$134,648,000	$134,648,000
TOTAL REPURCHASE AGREEMENTS
(Cost $134,648,000)		134,648,000

Collateral for Securities Loaned(d)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.80%(e)	875,969	$875,969
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $875,969)		875,969
TOTAL INVESTMENT SECURITIES
(Cost $225,110,564) - 88.3%		504,623,583
Net other assets (liabilities) - 11.7%		67,090,395
NET ASSETS - 100.0%		$571,713,978

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2023. The total value of securities on loan as of April 30, 2023 was $825,400.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $87,143,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	118	6/20/23	$31,435,790	$1,369,858

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	5/30/23	5.23%	$106,650,077	$472,943
Nasdaq-100 Index	Goldman Sachs International	5/30/23	5.43%	301,773,324	1,594,935
				$408,423,401	$2,067,878
Invesco QQQ Trust, Series 1 ETF	UBS AG	5/30/23	5.23%	$100,004,723	$670,562
Nasdaq-100 Index	UBS AG	5/30/23	5.63%	232,092,263	1,470,104
				$332,096,986	$2,140,666
				$740,520,387	$4,208,544

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Automobile Components	$11,967,885	2.1%
Beverages	10,293,789	1.8%
Biotechnology	15,044,909	2.6%
Broadline Retail	27,437,176	4.8%
Commercial Services & Supplies	2,353,825	0.4%
Communications Equipment	5,423,355	0.9%
Consumer Staples Distribution	8,061,865	1.4%
Electric Utilities	4,301,382	0.8%
Energy Equipment & Services	828,457	0.1%
Entertainment	7,728,445	1.4%
Financial Services	4,559,136	0.8%
Food Products	4,278,727	0.7%
Ground Transportation	2,758,816	0.5%
Health Care Equipment & Supplies	6,113,377	1.1%
Hotels, Restaurants & Leisure	9,347,978	1.6%
Industrial Conglomerates	3,741,804	0.7%
Interactive Media & Services	43,015,278	7.5%
IT Services	852,241	0.1%
Life Sciences Tools & Services	910,220	0.2%
Machinery	1,093,686	0.2%
Media	6,868,507	1.2%
Oil, Gas & Consumable Fuels	731,477	0.1%
Pharmaceuticals	1,236,979	0.2%
Professional Services	5,383,066	0.9%
Semiconductors & Semiconductor Equipment	59,083,984	10.3%
Software	69,350,893	12.1%
Specialty Retail	2,618,725	0.5%
Technology Hardware, Storage & Peripherals	46,631,627	8.2%
Textiles, Apparel & Luxury Goods	1,303,160	0.2%
Trading Companies & Distributors	861,494	0.2%
Wireless Telecommunication Services	4,917,351	0.9%
Other **	202,614,364	35.5%
Total	$571,713,978	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,040,793	$2,040,000	$2,040,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,040,000)		2,040,000
TOTAL INVESTMENT SECURITIES
(Cost $2,040,000) - 101.7%		2,040,000
Net other assets (liabilities) - (1.7)%		(33,277)
NET ASSETS - 100.0%		$2,006,723

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $175,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	5/30/23	(4.33)%	$(2,163,289)	$(29,894)
S&P China Select ADR Index (USD)	UBS AG	5/30/23	(3.58)%	(1,838,386)	(27,928)
				$(4,001,675)	$(57,822)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,287,889	$2,287,000	$2,287,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,287,000)		2,287,000

TOTAL INVESTMENT SECURITIES
(Cost $2,287,000) - 100.2%		2,287,000
Net other assets (liabilities) - (0.2)%		(4,930)
NET ASSETS - 100.0%		$2,282,070

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $836,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/30/23	(5.18)%	$(1,696,895)	$(13,031)
Dow Jones Industrial Average	UBS AG	5/30/23	(4.68)%	(2,969,847)	(23,307)
				$(4,666,742)	$(36,338)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (133.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,688,656	$1,688,000	$1,688,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,688,000)		1,688,000

TOTAL INVESTMENT SECURITIES
(Cost $1,688,000) - 133.3%		1,688,000
Net other assets (liabilities) - (33.3)%		(421,816)
NET ASSETS - 100.0%		$1,266,184

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $243,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	5/30/23	(4.48)%	$(1,506,622)	$(12,518)
S&P Emerging 50 ADR Index (USD)	UBS AG	5/30/23	(4.33)%	(1,025,509)	(16,079)
				$(2,532,131)	$(28,597)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $2,149,835	$2,149,000	$2,149,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,149,000)		2,149,000

TOTAL INVESTMENT SECURITIES
(Cost $2,149,000) - 99.1%		2,149,000
Net other assets (liabilities) - 0.9%		19,154
NET ASSETS - 100.0%		$2,168,154

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $435,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/30/23	(4.63)%	$(1,956,047)	$1,354
MSCI EAFE Index	UBS AG	5/30/23	(4.53)%	(2,298,383)	1,631
				$(4,254,430)	$2,985

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)  (91.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $384,149	$384,000	$384,000

TOTAL REPURCHASE AGREEMENTS
(Cost $384,000)		384,000

TOTAL INVESTMENT SECURITIES
(Cost $384,000) - 91.3%		384,000
Net other assets (liabilities) - 8.7%		36,573
NET ASSETS - 100.0%		$420,573

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	4	6/9/23	$(581,700)	$(15,388)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/30/23	(5.08)%	$(257,423)	$(3,406)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (111.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,480,575	$1,480,000	$1,480,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,480,000)		1,480,000

TOTAL INVESTMENT SECURITIES
(Cost $1,480,000) - 111.6%		1,480,000
Net other assets (liabilities) - (11.6)%		(153,582)
NET ASSETS - 100.0%		$1,326,418

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $281,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	5/30/23	(4.33)%	$(1,397,785)	$(14,248)
S&P Latin America 35 ADR Index (USD)	UBS AG	5/30/23	(4.33)%	(1,246,908)	(16,115)
				$(2,644,693)	$(30,363)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (91.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,528,594	$1,528,000	$1,528,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,528,000)		1,528,000

TOTAL INVESTMENT SECURITIES
(Cost $1,528,000) - 91.0%		1,528,000
Net other assets (liabilities) - 9.0%		150,681
NET ASSETS - 100.0%		$1,678,681

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $387,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/20/23	$(250,060)	$10,733

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/30/23	(4.93)%	$(1,480,543)	$(11,842)
S&P MidCap 400	UBS AG	5/30/23	(4.83)%	(1,621,001)	(14,963)
				$(3,101,544)	$(26,805)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (105.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $19,617,623	$19,610,000	$19,610,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,610,000)		19,610,000

TOTAL INVESTMENT SECURITIES
(Cost $19,610,000) - 105.0%		19,610,000
Net other assets (liabilities) - (5.0)%		(929,645)
NET ASSETS - 100.0%		$18,680,355

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $6,371,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	10	6/20/23	$(2,664,050)	$(202,310)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/30/23	(5.18)%	$(15,424,958)	$(115,797)
Nasdaq-100 Index	UBS AG	5/30/23	(4.98)%	(18,875,536)	(119,899)
				$(34,300,494)	$(235,696)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (105.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $8,962,483	$8,959,000	$8,959,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,959,000)		8,959,000

TOTAL INVESTMENT SECURITIES
(Cost $8,959,000) - 105.4%		8,959,000
Net other assets (liabilities) - (5.4)%		(462,918)
NET ASSETS - 100.0%		$8,496,082

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $2,657,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/30/23	(4.83)%	$(9,789,591)	$(106,195)
Russell 2000 Index	UBS AG	5/30/23	(4.33)%	(7,274,087)	(72,270)
				$(17,063,678)	$(178,465)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks  (72.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	305	$2,809
1st Source Corp. (Banks)	189	7,878
1stdibs.com, Inc.* (Broadline Retail)	277	1,042
22nd Century Group, Inc.* (Tobacco)	1,899	1,349
23andMe Holding Co.* - Class A (Health Care Providers & Services)	3,032	5,973
2seventy bio, Inc.* (Biotechnology)	440	4,184
2U, Inc.* (Diversified Consumer Services)	900	4,986
3D Systems Corp.* (Machinery)	1,488	13,630
4D Molecular Therapeutics, Inc.* (Biotechnology)	352	6,340
5E Advanced Materials, Inc.* (Metals & Mining)	459	1,937
8x8, Inc.* (Software)	1,319	3,786
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	259	1,751
A10 Networks, Inc. (Software)	750	10,605
Aadi Bioscience, Inc.* (Biotechnology)	171	1,327
AAON, Inc. (Building Products)	515	50,470
AAR Corp.* (Aerospace & Defense)	389	20,531
Aaron's Co., Inc. (The) (Specialty Retail)	355	4,739
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	2,431	16,482
Abercrombie & Fitch Co.* (Specialty Retail)	572	13,465
ABM Industries, Inc. (Commercial Services & Supplies)	779	33,171
Absci Corp.* (Biotechnology)	616	813
Academy Sports & Outdoors, Inc. (Specialty Retail)	892	56,659
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,411	30,097
Acadia Realty Trust (Retail REITs)	1,094	14,780
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	656	5,806
ACCO Brands Corp. (Commercial Services & Supplies)	1,080	4,946
Accolade, Inc.* (Health Care Providers & Services)	781	10,567
ACI Worldwide, Inc.* (Software)	1,317	33,360
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	759	6,748
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	562	5,255
ACNB Corp. (Banks)	97	2,942
Acrivon Therapeutics, Inc.* (Biotechnology)	101	1,243
Acushnet Holdings Corp. (Leisure Products)	392	19,651
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,384	18,034
AdaptHealth Corp.* (Health Care Providers & Services)	848	10,074
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,309	9,346
Addus HomeCare Corp.* (Health Care Providers & Services)	182	14,877
Adeia, Inc. (Software)	1,224	9,351
Adicet Bio, Inc.* (Biotechnology)	356	2,079
Adient PLC* (Automobile Components)	1,115	41,188
ADMA Biologics, Inc.* (Biotechnology)	2,458	8,234
Adtalem Global Education, Inc.* (Diversified Consumer Services)	527	21,380
AdTheorent Holding Co., Inc.* (Media)	431	647
ADTRAN Holdings, Inc. (Communications Equipment)	900	8,208
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	442	38,233
AdvanSix, Inc. (Chemicals)	314	11,832
Advantage Solutions, Inc.* (Media)	968	1,239
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	349	775
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	931	52,519
Aerovate Therapeutics, Inc.* (Biotechnology)	108	2,265
AeroVironment, Inc.* (Aerospace & Defense)	290	29,200
AerSale Corp.* (Aerospace & Defense)	291	4,708
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,136	1,127
AEye, Inc.* (Electronic Equipment, Instruments & Components)	1,197	238
AFC Gamma, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	191	2,315
Affimed N.V.* (Biotechnology)	1,669	1,502
Agenus, Inc.* (Biotechnology)	3,576	5,400
Agiliti, Inc.* (Health Care Providers & Services)	328	5,484
Agilysys, Inc.* (Software)	234	18,261
Agios Pharmaceuticals, Inc.* (Biotechnology)	641	14,660
Agree Realty Corp. (Retail REITs)	1,028	69,893
Air Transport Services Group, Inc.* (Air Freight & Logistics)	679	13,790
AirSculpt Technologies, Inc. (Health Care Providers & Services)	145	711
aka Brands Holding Corp.* (Specialty Retail)	130	48
Akero Therapeutics, Inc.* (Biotechnology)	409	18,299
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	778	2,217
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	185	1,288
Alamo Group, Inc. (Machinery)	118	20,854
Alarm.com Holdings, Inc.* (Software)	564	26,897
Albany International Corp. - Class A (Machinery)	366	33,383
Alector, Inc.* (Biotechnology)	730	4,818
Alerus Financial Corp. (Financial Services)	178	2,561
Alexander & Baldwin, Inc. (Diversified REITs)	850	16,346
Alexander's, Inc. (Retail REITs)	26	4,838
Alico, Inc. (Food Products)	82	1,932
Alight, Inc.* - Class A (Professional Services)	4,521	41,819
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,155	7,265
Alkami Technology, Inc.* (Software)	426	5,108
Alkermes PLC* (Biotechnology)	1,915	54,672

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,132	$1,415
Allegiant Travel Co.* (Passenger Airlines)	186	19,327
ALLETE, Inc. (Electric Utilities)	673	41,982
Allied Motion Technologies, Inc. (Electrical Equipment)	157	5,404
Allogene Therapeutics, Inc.* (Biotechnology)	936	5,082
Allovir, Inc.* (Biotechnology)	364	1,252
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	258	6,161
Alpha Metallurgical Resources, Inc. (Metals & Mining)	179	26,234
Alpha Teknova, Inc.* (Life Sciences Tools & Services)	73	138
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	851	12,288
Alpine Immune Sciences, Inc.* (Biotechnology)	278	2,082
Alta Equipment Group, Inc. (Trading Companies & Distributors)	243	3,436
Altair Engineering, Inc.* - Class A (Software)	611	42,190
Alto Ingredients, Inc.* (Chemicals)	846	1,108
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	1,079	4,899
ALX Oncology Holdings, Inc.* (Biotechnology)	252	1,497
Amalgamated Financial Corp. (Banks)	207	3,370
A-Mark Precious Metals, Inc. (Financial Services)	216	7,733
Ambac Financial Group, Inc.* (Insurance)	520	8,294
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	435	26,961
AMC Networks, Inc.* - Class A (Media)	355	6,280
Amerant Bancorp, Inc. (Banks)	325	6,045
Ameresco, Inc.* - Class A (Construction & Engineering)	373	15,517
American Assets Trust, Inc. (Diversified REITs)	580	10,556
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,327	9,488
American Eagle Outfitters, Inc. (Specialty Retail)	1,812	24,263
American Equity Investment Life Holding Co. (Insurance)	831	32,027
American National Bankshares, Inc. (Banks)	123	3,553
American Public Education, Inc.* (Diversified Consumer Services)	220	1,254
American Realty Investors, Inc.* (Real Estate Management & Development)	18	335
American Software, Inc. - Class A (Software)	369	4,406
American States Water Co. (Water Utilities)	434	38,517
American Vanguard Corp. (Chemicals)	330	6,353
American Well Corp.* - Class A (Health Care Technology)	2,692	5,895
American Woodmark Corp.* (Building Products)	194	9,801
America's Car-Mart, Inc.* (Specialty Retail)	69	5,547
Ameris Bancorp (Banks)	777	26,030
AMERISAFE, Inc. (Insurance)	225	12,521
Amicus Therapeutics, Inc.* (Biotechnology)	3,239	37,378
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,193	26,687
AMMO, Inc.* (Leisure Products)	1,036	2,041
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	508	43,866
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,207	2,330
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	450	16,097
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	419	2,895
Amplitude, Inc.* - Class A (Software)	657	7,457
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	592	16,813
Amyris, Inc.* (Chemicals)	2,388	1,952
AN2 Therapeutics, Inc.* (Pharmaceuticals)	130	1,021
AnaptysBio, Inc.* (Biotechnology)	239	4,976
Anavex Life Sciences Corp.* (Biotechnology)	813	6,618
Angel Oak Mortgage REIT, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	140	1,082
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	437	3,636
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	149	5,620
Anika Therapeutics, Inc.* (Biotechnology)	172	4,414
Anterix, Inc.* (Diversified Telecommunication Services)	217	6,853
Apartment Investment and Management Co. (Residential REITs)	1,760	13,781
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,101	91,855
API Group Corp.* (Construction & Engineering)	2,430	55,307
Apogee Enterprises, Inc. (Building Products)	261	11,108
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,653	16,729
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	457	16,219
Appfolio, Inc.* (Software)	230	32,113
AppHarvest, Inc.* (Food Products)	1,212	562
Appian Corp.* (Software)	469	17,611
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,527	37,627
Applied Digital Corp.* (Software)	792	2,534
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	450	61,047
Arbor Realty Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,941	22,264
Arbutus Biopharma Corp.* (Biotechnology)	1,333	3,346
ArcBest Corp. (Ground Transportation)	285	26,904
Arcellx, Inc.* (Biotechnology)	347	14,810
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	175	21,394
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	1,701	3,368
Archrock, Inc. (Energy Equipment & Services)	1,590	16,361

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Arconic Corp.* (Metals & Mining)	1,193	$29,527
Arcosa, Inc. (Construction & Engineering)	569	38,430
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	272	7,241
Arcus Biosciences, Inc.* (Biotechnology)	604	10,781
Arcutis Biotherapeutics, Inc.* (Biotechnology)	488	6,754
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	480	7,051
Ares Commercial Real Estate Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	603	5,192
Argan, Inc. (Construction & Engineering)	150	6,035
Argo Group International Holdings, Ltd. (Insurance)	373	10,970
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	258	1,876
Arko Corp. (Specialty Retail)	980	8,193
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,020	6,569
Armada Hoffler Properties, Inc. (Diversified REITs)	788	9,235
ARMOUR Residential REIT, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,904	9,710
Array Technologies, Inc.* (Electrical Equipment)	1,771	36,217
Arrow Financial Corp. (Banks)	166	3,584
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,209	42,810
Arteris, Inc.* (Software)	207	770
Artesian Resources Corp. - Class A (Water Utilities)	96	5,259
Artisan Partners Asset Management, Inc. (Capital Markets)	706	24,477
Artivion, Inc.* (Health Care Equipment & Supplies)	457	6,339
Arvinas, Inc.* (Pharmaceuticals)	571	14,966
Asana, Inc.* - Class A (Software)	865	13,996
Asbury Automotive Group, Inc.* (Specialty Retail)	260	50,300
ASGN, Inc.* (Professional Services)	576	41,236
Ashford Hospitality Trust, Inc.* (Hotel & Resort REITs)	403	1,370
Aspen Aerogels, Inc.* (Chemicals)	590	3,693
Assetmark Financial Holdings, Inc.* (Capital Markets)	253	7,762
Associated Banc-Corp. (Banks)	1,753	31,256
Associated Capital Group, Inc. - Class A (Capital Markets)	20	747
Astec Industries, Inc. (Machinery)	268	11,063
Astra Space, Inc.* (Aerospace & Defense)	1,813	766
Astronics Corp.* (Aerospace & Defense)	301	4,437
Atara Biotherapeutics, Inc.* (Biotechnology)	1,106	2,997
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	895	2,927
Aterian, Inc.* (Household Durables)	773	612
Athira Pharma, Inc.* (Pharmaceuticals)	398	1,110
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	877	238
ATI, Inc.* (Metals & Mining)	1,458	56,308
Atkore, Inc.* (Electrical Equipment)	463	58,492
Atlantic Union Bankshares Corp. (Banks)	879	25,157
Atlanticus Holdings Corp.* (Consumer Finance)	49	1,429
ATN International, Inc. (Diversified Telecommunication Services)	129	4,666
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	242	1,912
AtriCure, Inc.* (Health Care Equipment & Supplies)	536	23,579
Atrion Corp. (Health Care Equipment & Supplies)	16	9,845
Aura Biosciences, Inc.* (Biotechnology)	278	2,513
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,575	17,719
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	544	16,070
Avantax, Inc.* (Capital Markets)	559	14,182
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	521	641
AvePoint, Inc.* (Software)	1,535	6,662
Aviat Networks, Inc.* (Communications Equipment)	132	4,331
Avid Bioservices, Inc.* (Biotechnology)	718	12,960
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	409	12,070
Avidity Biosciences, Inc.* (Biotechnology)	767	9,511
AvidXchange Holdings, Inc.* (Financial Services)	1,722	12,794
Avient Corp. (Chemicals)	1,069	41,167
Avista Corp. (Multi-Utilities)	867	38,209
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	384	45,427
AxoGen, Inc.* (Health Care Equipment & Supplies)	476	4,294
Axonics, Inc.* (Health Care Equipment & Supplies)	575	33,040
Axos Financial, Inc.* (Banks)	673	27,371
Axsome Therapeutics, Inc.* (Pharmaceuticals)	377	26,966
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	482	1,287
AZZ, Inc. (Building Products)	289	10,904
B Riley Financial, Inc. (Capital Markets)	243	7,655
B&G Foods, Inc. (Food Products)	831	13,329
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	713	4,435
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	51	406
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	345	45,654
Bakkt Holdings, Inc.* (Capital Markets)	684	923
Balchem Corp. (Chemicals)	374	49,145
Bally's Corp.* (Hotels, Restaurants & Leisure)	421	7,241
Banc of California, Inc. (Banks)	609	6,912
BancFirst Corp. (Banks)	230	18,375
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	323	5,814

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Bandwidth, Inc.* (Diversified Telecommunication Services)	273	$3,322
Bank First Corp. (Banks)	91	6,223
Bank of Marin Bancorp (Banks)	185	3,262
BankUnited, Inc. (Banks)	888	20,024
Bankwell Financial Group, Inc. (Banks)	66	1,535
Banner Corp. (Banks)	401	20,018
Bar Harbor Bankshares (Banks)	174	4,315
BARK, Inc.* (Specialty Retail)	1,270	1,397
Barnes Group, Inc. (Machinery)	575	24,167
Barrett Business Services, Inc. (Professional Services)	80	6,689
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	29	204
BayCom Corp. (Banks)	142	2,369
BCB Bancorp, Inc. (Banks)	169	1,994
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	604	36,349
Beam Therapeutics, Inc.* (Biotechnology)	747	22,940
Beazer Homes USA, Inc.* (Household Durables)	348	7,416
Belden, Inc. (Electronic Equipment, Instruments & Components)	499	39,366
BellRing Brands, Inc.* (Personal Care Products)	1,570	56,503
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	410	8,754
Benson Hill, Inc.* (Food Products)	2,009	2,130
Berkshire Grey, Inc.* (Machinery)	587	804
Berkshire Hills Bancorp, Inc. (Banks)	502	10,678
Berry Corp. (Oil, Gas & Consumable Fuels)	895	6,838
Beyond Meat, Inc.* (Food Products)	721	9,762
BGC Partners, Inc. - Class A (Capital Markets)	3,703	16,775
Big 5 Sporting Goods Corp. (Specialty Retail)	252	1,986
Big Lots, Inc. (Broadline Retail)	334	3,003
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	764	5,646
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	9	1,559
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,179	16,582
Biohaven, Ltd.* (Biotechnology)	743	9,718
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	396	6,954
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	3,512	2,416
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	374	378
Bioxcel Therapeutics, Inc.* (Biotechnology)	225	4,640
Bird Global, Inc.* - Class A (Ground Transportation)	2,062	279
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	267	8,688
Black Hills Corp. (Multi-Utilities)	764	49,881
Blackbaud, Inc.* (Software)	546	37,868
Blackline, Inc.* (Software)	649	36,156
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate InvestmentTrusts (REITs))	2,024	36,919
Blade Air Mobility, Inc.* (Passenger Airlines)	664	1,740
Blend Labs, Inc.* - Class A (Software)	2,221	1,315
Blink Charging Co.* (Electrical Equipment)	495	3,529
Bloom Energy Corp.* (Electrical Equipment)	2,112	35,165
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,026	25,414
Blue Bird Corp.* (Machinery)	205	3,834
Blue Foundry Bancorp* (Banks)	297	2,857
Blue Ridge Bankshares, Inc. (Banks)	200	1,934
Bluebird Bio, Inc.* (Biotechnology)	1,209	5,259
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	112	3,224
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	102	7,146
Blueprint Medicines Corp.* (Biotechnology)	702	35,837
Bluerock Homes Trust, Inc.* (Residential REITs)	45	892
Boise Cascade Co. (Trading Companies & Distributors)	464	31,696
Boot Barn Holdings, Inc.* (Specialty Retail)	346	25,075
Borr Drilling, Ltd.* (Energy Equipment & Services)	2,366	16,444
Boston Omaha Corp.* - Class A (Media)	257	5,258
Bowlero Corp.* (Hotels, Restaurants & Leisure)	347	5,077
Box, Inc.* - Class A (Software)	1,642	43,447
Brady Corp. - Class A (Commercial Services & Supplies)	530	27,046
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	754	2,865
Brandywine Realty Trust (Office REITs)	1,993	7,832
BRC, Inc.* - Class A (Food Products)	318	1,657
Bread Financial Holdings, Inc. (Consumer Finance)	588	16,229
Bridgebio Pharma, Inc.* (Biotechnology)	1,244	18,063
Bridgewater Bancshares, Inc.* (Banks)	239	2,378
Bright Health Group, Inc.* (Insurance)	2,265	364
Brightcove, Inc.* (IT Services)	488	2,020
Brightsphere Investment Group, Inc. (Capital Markets)	380	8,580
BrightSpire Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,100	6,270
BrightView Holdings, Inc.* (Commercial Services & Supplies)	482	2,665
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	510	20,359
Bristow Group, Inc.* (Energy Equipment & Services)	274	6,129
Broadmark Realty Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,529	7,507
Broadstone Net Lease, Inc. (Diversified REITs)	2,033	32,874
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,184	9,369
Brookfield Business Corp. - Class A (Industrial Conglomerates)	305	5,630
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,150	48,990
Brookline Bancorp, Inc. (Banks)	1,000	9,540

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
BRP Group, Inc.* - Class A (Insurance)	715	$18,011
BRT Apartments Corp. (Residential REITs)	141	2,444
Build-A-Bear Workshop, Inc. (Specialty Retail)	157	3,642
Bumble, Inc.* - Class A (Interactive Media & Services)	1,176	21,415
Business First Bancshares, Inc. (Banks)	277	4,271
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	1,560	3,370
Byline Bancorp, Inc. (Banks)	289	5,592
C3.ai, Inc.* - Class A (Software)	700	12,474
C4 Therapeutics, Inc.* (Biotechnology)	493	1,489
Cabot Corp. (Chemicals)	654	46,932
Cactus, Inc. - Class A (Energy Equipment & Services)	734	29,712
Cadence Bank (Banks)	2,131	43,089
Cadre Holdings, Inc. (Aerospace & Defense)	224	4,717
Caesarstone, Ltd. (Building Products)	265	1,208
Calavo Growers, Inc. (Food Products)	203	6,488
Caleres, Inc. (Specialty Retail)	401	9,143
California Resources Corp. (Oil, Gas & Consumable Fuels)	871	35,276
California Water Service Group (Water Utilities)	637	35,723
Calix, Inc.* (Communications Equipment)	675	30,849
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	577	19,122
Cal-Maine Foods, Inc. (Food Products)	446	21,185
Cambium Networks Corp.* (Communications Equipment)	134	2,029
Cambridge Bancorp (Banks)	80	4,132
Camden National Corp. (Banks)	170	5,432
Camping World Holdings, Inc. - Class A (Specialty Retail)	457	10,232
Cannae Holdings, Inc.* (Financial Services)	816	14,884
Cano Health, Inc.* (Health Care Providers & Services)	1,899	2,203
Canoo, Inc.* (Automobile Components)	3,328	2,513
Cantaloupe, Inc.* (Financial Services)	671	3,697
Capital Bancorp, Inc. (Banks)	106	1,786
Capital City Bank Group, Inc. (Banks)	159	4,843
Capitol Federal Financial, Inc. (Banks)	1,498	9,288
Capstar Financial Holdings, Inc. (Banks)	239	3,198
Cara Therapeutics, Inc.* (Pharmaceuticals)	526	2,209
Cardlytics, Inc.* (Media)	376	2,440
CareDx, Inc.* (Biotechnology)	598	4,838
CareMax, Inc.* (Health Care Providers & Services)	684	1,724
CareTrust REIT, Inc. (Health Care REITs)	1,163	22,667
Cargurus, Inc.* (Interactive Media & Services)	1,198	19,695
Caribou Biosciences, Inc.* (Biotechnology)	658	2,829
CarParts.com, Inc.* (Specialty Retail)	595	2,820
Carpenter Technology Corp. (Metals & Mining)	559	29,482
Carriage Services, Inc. (Diversified Consumer Services)	156	4,479
Cars.com, Inc.* (Interactive Media & Services)	777	15,206
Carter Bankshares, Inc.* (Banks)	281	3,611
Casa Systems, Inc.* (Communications Equipment)	413	516
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	587	52,244
Cass Information Systems, Inc. (Financial Services)	158	5,780
Cassava Sciences, Inc.* (Pharmaceuticals)	448	10,403
Castle Biosciences, Inc.* (Health Care Providers & Services)	289	6,540
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,139	18,133
Cathay General Bancorp (Banks)	820	26,133
Cavco Industries, Inc.* (Household Durables)	102	30,622
CBIZ, Inc.* (Professional Services)	556	29,296
CBL & Associates Properties, Inc. (Retail REITs)	313	7,240
Celldex Therapeutics, Inc.* (Biotechnology)	539	16,946
Celsius Holdings, Inc.* (Beverages)	653	62,408
Celularity, Inc.* (Biotechnology)	744	439
Cenntro Electric Group, Ltd.* (Automobile Components)	2,159	801
Centerspace (Residential REITs)	177	9,979
Central Garden & Pet Co.* (Household Products)	116	4,273
Central Garden & Pet Co.* - Class A (Household Products)	472	16,676
Central Pacific Financial Corp. (Banks)	314	4,986
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	126	3,692
Century Aluminum Co.* (Metals & Mining)	610	5,240
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	320	2,253
Century Communities, Inc. (Household Durables)	332	22,357
Century Therapeutics, Inc.* (Biotechnology)	235	736
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	553	206
Cerberus Cyber Sentinel Corp.* (IT Services)	669	142
Cerence, Inc.* (Software)	474	12,111
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	672	19,515
Cerus Corp.* (Health Care Equipment & Supplies)	2,025	4,678
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	269	6,760
ChampionX Corp. (Energy Equipment & Services)	2,352	63,692
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	1,526	1,618
Chart Industries, Inc.* (Machinery)	501	66,683
Chase Corp. (Chemicals)	89	9,730
Chatham Lodging Trust (Hotel & Resort REITs)	562	5,755
Chegg, Inc.* (Diversified Consumer Services)	1,462	26,287
Chesapeake Utilities Corp. (Gas Utilities)	205	25,318
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	64	906

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Chico's FAS, Inc.* (Specialty Retail)	1,438	$7,248
Chimera Investment Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	2,731	15,512
Chimerix, Inc.* (Biotechnology)	986	1,144
Chinook Therapeutics, Inc.* (Biotechnology)	595	11,906
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	489	69,598
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	210	7,325
Cimpress PLC* (Commercial Services & Supplies)	207	10,754
Cinemark Holdings, Inc.* (Entertainment)	1,280	21,605
Cipher Mining, Inc.* (Software)	457	1,056
CIRCOR International, Inc.* (Machinery)	217	6,041
Citi Trends, Inc.* (Specialty Retail)	95	1,640
Citizens & Northern Corp. (Banks)	177	3,381
City Holding Co. (Banks)	173	15,776
City Office REIT, Inc. (Office REITs)	457	2,660
Civista Bancshares, Inc. (Banks)	181	2,872
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	866	59,797
Claros Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,081	12,929
Clarus Corp. (Leisure Products)	339	3,298
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,991	8,502
Cleanspark, Inc.* (Software)	854	3,339
Clear Channel Outdoor Holdings, Inc.* (Media)	4,331	5,500
Clear Secure, Inc. - Class A (Software)	759	18,360
Clearfield, Inc.* (Communications Equipment)	149	6,508
Clearwater Paper Corp.* (Paper & Forest Products)	196	7,076
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	409	11,853
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	963	29,246
Clipper Realty, Inc. (Residential REITs)	140	735
Clover Health Investments Corp.* (Health Care Providers & Services)	4,535	3,350
CNB Financial Corp. (Banks)	238	4,465
CNO Financial Group, Inc. (Insurance)	1,334	29,935
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,975	30,672
Coastal Financial Corp.* (Banks)	125	4,531
Coca-Cola Consolidated, Inc. (Beverages)	55	32,420
Codexis, Inc.* (Life Sciences Tools & Services)	718	2,815
Coeur Mining, Inc.* (Metals & Mining)	3,272	11,125
Cogent Biosciences, Inc.* (Biotechnology)	752	8,092
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	505	34,865
Cohen & Steers, Inc. (Capital Markets)	298	17,898
Coherus Biosciences, Inc.* (Biotechnology)	865	6,254
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	553	18,714
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	396	9,215
Colony Bankcorp, Inc. (Banks)	192	1,897
Columbia Financial, Inc.* (Banks)	395	6,628
Columbus McKinnon Corp. (Machinery)	330	11,454
Comfort Systems USA, Inc. (Construction & Engineering)	416	62,188
Commercial Metals Co. (Metals & Mining)	1,373	64,105
CommScope Holding Co., Inc.* (Communications Equipment)	2,408	11,871
Community Bank System, Inc. (Banks)	627	31,325
Community Health Systems, Inc. (Health Care Providers & Services)	1,468	9,307
Community Healthcare Trust, Inc. (Health Care REITs)	278	9,950
Community Trust Bancorp, Inc. (Banks)	185	6,662
CommVault Systems, Inc.* (Software)	523	30,475
Compass Diversified Holdings (Financial Services)	727	13,857
Compass Minerals International, Inc. (Metals & Mining)	402	13,157
Compass, Inc.* - Class A (Real Estate Management & Development)	3,256	7,619
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	96	720
Computer Programs and Systems, Inc.* (Health Care Technology)	164	4,244
CompX International, Inc. (Commercial Services & Supplies)	19	344
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,078	12,397
Comtech Telecommunications Corp. (Communications Equipment)	304	3,146
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	301	2,092
Conduent, Inc.* (Professional Services)	1,994	6,999
CONMED Corp. (Health Care Equipment & Supplies)	342	42,945
ConnectOne Bancorp, Inc. (Banks)	436	6,880
Conn's, Inc.* (Specialty Retail)	154	736
Consensus Cloud Solutions, Inc.* (Software)	221	8,250
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	402	23,855
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	871	3,371
Constellium SE* (Metals & Mining)	1,485	22,052
Construction Partners, Inc.* - Class A (Construction & Engineering)	468	12,140
Consumer Portfolio Services, Inc.* (Consumer Finance)	109	1,135
ContextLogic, Inc.* - Class A (Broadline Retail)	227	1,637
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,015	22,868
CoreCivic, Inc.* (Commercial Services & Supplies)	1,341	11,787
Corporate Office Properties Trust (Office REITs)	1,323	30,284
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	474	8,257

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
CorVel Corp.* (Health Care Providers & Services)	102	$20,607
Costamare, Inc. (Marine Transportation)	620	5,599
Couchbase, Inc.* (Software)	333	5,115
Coursera, Inc.* (Diversified Consumer Services)	1,340	16,670
Covenant Logistics Group, Inc. - Class A (Ground Transportation)	109	4,294
CRA International, Inc. (Professional Services)	81	8,516
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	260	27,602
Crawford & Co. - Class A (Insurance)	182	1,643
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,147	9,302
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	460	5,345
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	618	12,076
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	713	88,177
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	419	9,210
CrossFirst Bankshares, Inc.* (Banks)	524	5,256
CryoPort, Inc.* (Life Sciences Tools & Services)	519	10,920
CS Disco, Inc.* (Software)	265	1,558
CSG Systems International, Inc. (Professional Services)	365	19,228
CSW Industrials, Inc. (Building Products)	172	23,163
CTI BioPharma Corp.* (Biotechnology)	1,174	5,706
CTO Realty Growth, Inc. (Diversified REITs)	259	4,362
CTS Corp. (Electronic Equipment, Instruments & Components)	372	14,586
Cue Health, Inc.* (Health Care Equipment & Supplies)	1,277	1,005
Cullinan Oncology, Inc.* (Biotechnology)	307	2,987
Cumulus Media, Inc.* - Class A (Media)	204	717
Curo Group Holdings Corp. (Consumer Finance)	256	410
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,867	18,390
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	701	4,402
Customers Bancorp, Inc.* (Banks)	358	7,819
Cutera, Inc.* (Health Care Equipment & Supplies)	194	4,423
CVB Financial Corp. (Banks)	1,566	23,443
Cvent Holding Corp.* (Software)	539	4,533
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	347	9,140
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,341	15,395
Cytokinetics, Inc.* (Biotechnology)	964	36,054
Cyxtera Technologies, Inc.* (IT Services)	431	140
Daily Journal Corp.* (Media)	15	4,097
Dakota Gold Corp.* (Metals & Mining)	613	2,017
Dana, Inc. (Automobile Components)	1,516	22,422
Danimer Scientific, Inc.* (Chemicals)	1,063	3,359
Daseke, Inc.* (Ground Transportation)	474	3,877
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	505	17,907
Day One Biopharmaceuticals, Inc.* (Biotechnology)	325	4,030
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	607	8,625
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	816	17,748
Deluxe Corp. (Commercial Services & Supplies)	508	7,696
Denali Therapeutics, Inc.* (Biotechnology)	1,278	31,746
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	589	55,001
Denny's Corp.* (Hotels, Restaurants & Leisure)	654	7,331
Design Therapeutics, Inc.* (Biotechnology)	397	2,561
Designer Brands, Inc. (Specialty Retail)	588	4,816
Desktop Metal, Inc.* - Class A (Machinery)	3,146	6,921
Destination XL Group, Inc.* (Specialty Retail)	682	2,994
DHI Group, Inc.* (Interactive Media & Services)	498	1,828
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,609	15,269
Diamond Hill Investment Group, Inc. (Capital Markets)	33	5,350
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,188	13,650
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,464	19,983
DICE Therapeutics, Inc.* (Pharmaceuticals)	415	13,488
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	856	691
Digi International, Inc.* (Communications Equipment)	409	12,335
Digimarc Corp.* (Software)	161	2,743
Digital Turbine, Inc.* (Software)	1,101	12,915
DigitalBridge Group, Inc. (Real Estate Management & Development)	1,855	23,058
DigitalOcean Holdings, Inc.* (IT Services)	819	25,831
Dillard's, Inc. - Class A (Broadline Retail)	47	14,023
Dime Community Bancshares, Inc. (Banks)	383	7,890
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	174	11,298
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	523	41,683
Diversey Holdings, Ltd.* (Chemicals)	919	7,471
Diversified Healthcare Trust (Health Care REITs)	2,792	2,550
DMC Global, Inc.* (Energy Equipment & Services)	221	4,186
DocGo, Inc.* (Health Care Providers & Services)	969	8,237
Doma Holdings, Inc.* (Real Estate Management & Development)	1,629	700
Domo, Inc.* (Software)	363	5,764
Donegal Group, Inc. - Class A (Insurance)	183	2,577
Donnelley Financial Solutions, Inc.* (Capital Markets)	298	12,889
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	361	8,021

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Dorman Products, Inc. (Automobile Components)	309	$26,623
Douglas Dynamics, Inc. (Machinery)	265	7,767
Douglas Elliman, Inc. (Real Estate Management & Development)	886	2,826
Dream Finders Homes, Inc.* - Class A (Household Durables)	245	3,736
Dril-Quip, Inc.* (Energy Equipment & Services)	394	10,748
Ducommun, Inc.* (Aerospace & Defense)	130	6,500
Duluth Holdings, Inc.* - Class B (Specialty Retail)	155	970
Duolingo, Inc.* (Diversified Consumer Services)	283	38,533
DXP Enterprises, Inc.* (Trading Companies & Distributors)	179	4,511
Dycom Industries, Inc.* (Construction & Engineering)	339	31,398
Dynavax Technologies Corp.* (Biotechnology)	1,404	14,616
Dyne Therapeutics, Inc.* (Biotechnology)	372	3,854
Dynex Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	619	7,341
DZS, Inc.* (Communications Equipment)	236	1,605
E2open Parent Holdings, Inc.* (Software)	2,340	14,719
Eagle Bancorp, Inc. (Banks)	363	9,111
Eagle Bulk Shipping, Inc. (Marine Transportation)	159	7,110
Eagle Pharmaceuticals, Inc.* (Biotechnology)	121	3,398
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	512	6,943
Easterly Government Properties, Inc. (Office REITs)	1,071	15,069
Eastern Bankshares, Inc. (Banks)	1,809	21,075
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	670	2,204
Ebix, Inc. (Software)	309	5,024
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	396	6,760
Ecovyst, Inc.* (Chemicals)	992	11,259
Edgewell Personal Care Co. (Personal Care Products)	606	26,464
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	446	3,911
Editas Medicine, Inc.* (Biotechnology)	812	6,626
eGain Corp.* (Software)	248	1,820
eHealth, Inc.* (Insurance)	290	1,740
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	488	503
Eightco Holdings, Inc.* (Containers & Packaging)	14	27
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	229	2,134
elf Beauty, Inc.* (Personal Care Products)	577	53,523
Ellington Financial, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	745	9,514
Elme Communities (Residential REITs)	1,027	17,695
Embecta Corp. (Health Care Equipment & Supplies)	676	18,759
EMCOR Group, Inc. (Construction & Engineering)	555	94,905
Emergent BioSolutions, Inc.* (Biotechnology)	591	5,219
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	122	1,324
Empire State Realty Trust, Inc. (Diversified REITs)	1,562	9,544
Employers Holdings, Inc. (Insurance)	319	12,629
Enact Holdings, Inc. (Financial Services)	352	8,497
Enanta Pharmaceuticals, Inc.* (Biotechnology)	235	8,354
Encore Capital Group, Inc.* (Consumer Finance)	272	13,975
Encore Wire Corp. (Electrical Equipment)	208	32,517
Energizer Holdings, Inc. (Household Products)	838	28,014
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,832	10,461
Energy Recovery, Inc.* (Machinery)	647	14,577
Energy Vault Holdings, Inc.* (Electrical Equipment)	961	1,624
Enerpac Tool Group Corp. (Machinery)	671	15,943
EnerSys (Electrical Equipment)	479	39,743
Eneti, Inc. (Marine Transportation)	260	2,228
Enfusion, Inc.* - Class A (Software)	315	2,640
EngageSmart, Inc.* (Software)	417	7,160
Ennis, Inc. (Commercial Services & Supplies)	298	5,790
Enochian Biosciences, Inc.* (Biotechnology)	231	263
Enova International, Inc.* (Consumer Finance)	361	15,855
Enovix Corp.* (Electrical Equipment)	1,278	13,828
EnPro Industries, Inc. (Machinery)	244	23,002
Enstar Group, Ltd.* (Insurance)	132	31,759
Entercom Communications Corp.* (Media)	1,412	166
Enterprise Bancorp, Inc. (Banks)	110	3,172
Enterprise Financial Services Corp. (Banks)	414	17,703
Entravision Communications Corp. - Class A (Media)	698	4,363
Envestnet, Inc.* (Software)	645	40,880
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	312	13,584
EQRx, Inc.* (Biotechnology)	2,359	3,963
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,829	24,869
Equity Bancshares, Inc. - Class A (Banks)	177	4,168
Equity Commonwealth (Office REITs)	1,231	25,506
Erasca, Inc.* (Biotechnology)	848	2,340
Ermenegildo Zegna Holditalia SpA (Textiles, Apparel & Luxury Goods)	704	9,103
ESCO Technologies, Inc. (Machinery)	302	28,258
Esperion Therapeutics, Inc.* (Pharmaceuticals)	864	1,140
Esquire Financial Holdings, Inc. (Banks)	82	3,170
ESS Tech, Inc.* (Electrical Equipment)	945	1,011
Essent Group, Ltd. (Financial Services)	1,238	52,578
Essential Properties Realty Trust, Inc. (Diversified REITs)	1,652	40,886
Ethan Allen Interiors, Inc. (Household Durables)	266	7,429

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	287	$5,407
Eventbrite, Inc.* (Interactive Media & Services)	917	6,667
Everbridge, Inc.* (Software)	469	12,325
EverCommerce, Inc.* (Software)	281	3,392
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,014	15,413
EverQuote, Inc.* - Class A (Interactive Media & Services)	234	1,631
EVERTEC, Inc. (Financial Services)	718	24,907
EVgo, Inc.* (Specialty Retail)	798	4,780
Evolent Health, Inc.* (Health Care Technology)	963	35,063
Evolus, Inc.* (Pharmaceuticals)	416	3,636
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	986	3,550
Evoqua Water Technologies Corp.* (Machinery)	1,382	68,340
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	218	4,687
ExlService Holdings, Inc.* (Professional Services)	381	67,962
eXp World Holdings, Inc. (Real Estate Management & Development)	818	9,562
Exponent, Inc. (Professional Services)	597	54,954
Express, Inc.* (Specialty Retail)	752	607
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,020	20,288
Extreme Networks, Inc.* (Communications Equipment)	1,482	26,350
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	306	1,922
EZCORP, Inc.* - Class A (Consumer Finance)	576	4,959
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	434	369
Fabrinet* (Electronic Equipment, Instruments & Components)	434	41,208
Faraday Future Intelligent Electric, Inc.* (Automobile Components)	5,949	1,014
Farmers & Merchants Bancorp, Inc. (Banks)	148	3,374
Farmers National Bancorp (Banks)	410	4,793
Farmland Partners, Inc. (Specialized REITs)	587	6,128
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	221	5,160
Fastly, Inc.* - Class A (IT Services)	1,334	19,717
Fate Therapeutics, Inc.* (Biotechnology)	975	5,918
Fathom Digital Manufacturing C* (Machinery)	337	159
FB Financial Corp. (Banks)	420	12,361
Federal Agricultural Mortgage Corp. (Financial Services)	107	14,262
Federal Signal Corp. (Machinery)	702	36,069
Federated Hermes, Inc. - Class B (Capital Markets)	1,003	41,514
FibroGen, Inc.* (Biotechnology)	1,027	17,582
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	1,498	10,786
Finance Of America Cos., Inc.* - Class A (Financial Services)	458	747
Financial Institutions, Inc. (Banks)	178	3,111
First Advantage Corp.* (Professional Services)	689	8,861
First Bancorp (Banks)	451	13,882
First BanCorp (Banks)	2,118	24,887
First Bank/Hamilton NJ (Banks)	182	1,767
First Busey Corp. (Banks)	607	11,035
First Business Financial Services, Inc. (Banks)	93	2,668
First Commonwealth Financial Corp. (Banks)	1,195	14,914
First Community Bancshares, Inc. (Banks)	186	4,354
First Financial Bancorp (Banks)	1,095	22,667
First Financial Bankshares, Inc. (Banks)	1,527	44,680
First Financial Corp. (Banks)	131	4,526
First Foundation, Inc. (Banks)	600	3,774
First Guaranty Bancshares, Inc. (Banks)	71	965
First Internet Bancorp (Banks)	99	1,456
First Interstate BancSystem, Inc. - Class A (Banks)	1,050	26,870
First Merchants Corp. (Banks)	672	19,609
First Mid Bancshares, Inc. (Banks)	219	5,773
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	178	2,862
First Western Financial, Inc.* (Banks)	93	1,652
FirstCash Holdings, Inc. (Consumer Finance)	443	45,643
Fisker, Inc.* (Automobile Components)	2,079	13,389
Five Star Bancorp (Banks)	147	3,125
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	339	11,665
Fluence Energy, Inc.* (Electrical Equipment)	431	7,784
Fluor Corp.* (Construction & Engineering)	1,673	48,617
Flushing Financial Corp. (Banks)	329	3,958
Flywire Corp.* (Financial Services)	669	19,515
Focus Financial Partners, Inc.* (Capital Markets)	682	35,423
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	311	662
Foghorn Therapeutics, Inc.* (Biotechnology)	236	1,539
Foot Locker, Inc. (Specialty Retail)	947	39,765
Forestar Group, Inc.* (Real Estate Management & Development)	214	4,139
ForgeRock, Inc.* - Class A (Software)	513	10,275
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	906	24,743
Forrester Research, Inc.* (Professional Services)	133	4,115
Forward Air Corp. (Air Freight & Logistics)	316	33,341
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	553	1,858
Four Corners Property Trust, Inc. (Specialized REITs)	984	25,102
Fox Factory Holding Corp.* (Automobile Components)	498	55,214
Franchise Group, Inc. (Specialty Retail)	306	8,951
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	975	12,314
Franklin Covey Co.* (Professional Services)	143	5,251

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Franklin Electric Co., Inc. (Machinery)	542	$48,493
Franklin Street Properties Corp. (Office REITs)	1,158	1,343
Fresh Del Monte Produce, Inc. (Food Products)	358	10,278
Frontdoor, Inc.* (Diversified Consumer Services)	973	26,621
Frontier Group Holdings, Inc.* (Passenger Airlines)	438	4,157
Frontline PLC (Oil, Gas & Consumable Fuels)	1,464	22,648
FRP Holdings, Inc.* (Real Estate Management & Development)	79	4,582
FTC Solar, Inc.* (Electrical Equipment)	503	1,373
fuboTV, Inc.* (Interactive Media & Services)	2,206	2,515
FuelCell Energy, Inc.* (Electrical Equipment)	4,798	9,020
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	604	1,510
Fulgent Genetics, Inc.* (Health Care Providers & Services)	245	7,245
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	386	2,717
Fulton Financial Corp. (Banks)	1,905	22,727
Funko, Inc.* (Distributors)	373	3,677
FutureFuel Corp. (Chemicals)	303	2,273
FVCBankcorp, Inc.* (Banks)	176	1,691
Gambling.com Group, Ltd.* (Media)	105	1,031
Gannett Co., Inc.* (Media)	1,685	3,202
GATX Corp. (Trading Companies & Distributors)	412	46,931
GCM Grosvenor, Inc. - Class A (Capital Markets)	483	3,898
Genco Shipping & Trading, Ltd. (Marine Transportation)	431	6,642
GeneDx Holdings Corp.* (Health Care Providers & Services)	3,473	950
Generation Bio Co.* (Biotechnology)	564	2,775
Genesco, Inc.* (Specialty Retail)	142	4,922
Gentherm, Inc.* (Automobile Components)	389	23,204
Genworth Financial, Inc.* (Insurance)	5,812	33,768
German American Bancorp, Inc. (Banks)	325	9,448
Geron Corp.* (Biotechnology)	5,025	12,362
Getty Realty Corp. (Retail REITs)	496	16,532
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	2,310	2,680
Gibraltar Industries, Inc.* (Building Products)	365	18,265
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	505	7,929
Glacier Bancorp, Inc. (Banks)	1,305	43,365
Gladstone Commercial Corp. (Diversified REITs)	460	5,492
Gladstone Land Corp. (Specialized REITs)	379	6,106
Glatfelter Corp. (Paper & Forest Products)	516	2,332
Glaukos Corp.* (Health Care Equipment & Supplies)	538	25,560
Global Industrial Co. (Trading Companies & Distributors)	153	4,077
Global Medical REIT, Inc. (Health Care REITs)	717	6,654
Global Net Lease, Inc. (Diversified REITs)	1,224	13,782
Global Water Resources, Inc. (Water Utilities)	160	1,755
Globalstar, Inc.* (Diversified Telecommunication Services)	8,034	7,279
GMS, Inc.* (Trading Companies & Distributors)	492	28,566
Gogo, Inc.* (Wireless Telecommunication Services)	581	7,791
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	1,186	26,922
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	237	9,992
Golden Ocean Group, Ltd. (Marine Transportation)	1,442	13,194
Goosehead Insurance, Inc.* (Insurance)	224	12,880
GoPro, Inc.* - Class A (Household Durables)	1,517	6,493
Gossamer Bio, Inc.* (Biotechnology)	737	951
GrafTech International, Ltd. (Electrical Equipment)	2,276	10,720
Graham Holdings Co. - Class B (Diversified Consumer Services)	43	24,750
Granite Construction, Inc. (Construction & Engineering)	520	19,828
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	609	2,722
Gray Television, Inc. (Media)	964	7,432
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	767	4,395
Great Southern Bancorp, Inc. (Banks)	110	5,597
Green Brick Partners, Inc.* (Household Durables)	319	11,889
Green Dot Corp.* - Class A (Consumer Finance)	553	9,506
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	632	21,595
Greene County Bancorp, Inc. (Banks)	80	1,644
Greenidge Generation Holdings, Inc.* (Software)	187	92
GreenLight Biosciences Holdings PBC* (Biotechnology)	1,048	334
Greenlight Capital Re, Ltd.* - Class A (Insurance)	306	2,993
Greif, Inc. - Class A (Containers & Packaging)	292	18,335
Greif, Inc. - Class B (Containers & Packaging)	63	4,961
Grid Dynamics Holdings, Inc.* (IT Services)	629	6,837
Griffon Corp. (Building Products)	512	14,566
Group 1 Automotive, Inc. (Specialty Retail)	166	37,264
Groupon, Inc.* (Broadline Retail)	255	913
GrowGeneration Corp.* (Specialty Retail)	673	2,302
Guaranty Bancshares, Inc. (Banks)	95	2,290
Guess?, Inc. (Specialty Retail)	364	6,861
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	129	11,669
H&E Equipment Services, Inc. (Trading Companies & Distributors)	374	13,651
H.B. Fuller Co. (Chemicals)	631	41,753

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Health Care Equipment & Supplies)	589	$49,304
Halozyme Therapeutics, Inc.* (Biotechnology)	1,565	50,282
Hamilton Lane, Inc. (Capital Markets)	422	31,093
Hancock Whitney Corp. (Banks)	1,012	36,958
Hanmi Financial Corp. (Banks)	355	5,737
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate InvestmentTrusts (REITs))	1,022	29,005
HarborOne Bancorp, Inc. (Banks)	514	5,526
Harmonic, Inc.* (Communications Equipment)	1,082	15,245
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	307	9,898
Harsco Corp.* (Commercial Services & Supplies)	922	6,334
Haverty Furniture Cos., Inc. (Specialty Retail)	171	5,154
Hawaiian Holdings, Inc.* (Passenger Airlines)	595	4,956
Hawkins, Inc. (Chemicals)	228	9,198
Haynes International, Inc. (Metals & Mining)	145	6,816
HBT Financial, Inc. (Banks)	142	2,505
HCI Group, Inc. (Insurance)	74	3,749
Health Catalyst, Inc.* (Health Care Technology)	644	8,114
Healthcare Services Group, Inc. (Commercial Services & Supplies)	871	13,596
HealthEquity, Inc.* (Health Care Providers & Services)	975	52,113
HealthStream, Inc. (Health Care Technology)	284	6,998
Heartland Express, Inc. (Ground Transportation)	549	7,950
Heartland Financial USA, Inc. (Banks)	482	15,694
Hecla Mining Co. (Metals & Mining)	6,498	39,313
Heidrick & Struggles International, Inc. (Professional Services)	229	5,750
Helen of Troy, Ltd.* (Household Durables)	280	28,095
Heliogen, Inc.* (Electrical Equipment)	1,065	299
Helios Technologies, Inc. (Machinery)	382	22,973
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,679	12,173
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,208	40,057
Herbalife, Ltd.* (Personal Care Products)	1,150	17,089
Herc Holdings, Inc. (Trading Companies & Distributors)	294	29,406
Heritage Commerce Corp. (Banks)	690	5,865
Heritage Financial Corp. (Banks)	406	7,150
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	185	6,468
Heron Therapeutics, Inc.* (Biotechnology)	1,207	2,885
Hersha Hospitality Trust (Hotel & Resort REITs)	369	2,325
Heska Corp.* (Health Care Equipment & Supplies)	113	13,239
HF Foods Group, Inc.* (Consumer Staples Distribution)	445	1,744
Hibbett, Inc. (Specialty Retail)	148	8,041
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	81	1,601
Hillenbrand, Inc. (Machinery)	814	37,135
HilleVax, Inc.* (Biotechnology)	205	2,870
Hillman Solutions Corp.* (Machinery)	1,580	13,272
Hilltop Holdings, Inc. (Banks)	586	18,178
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,009	43,185
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,425	16,516
Hingham Institution For Savings The (Banks)	17	3,308
Hippo Holdings, Inc.* (Insurance)	202	3,684
HireRight Holdings Corp.* (Professional Services)	249	2,639
HNI Corp. (Commercial Services & Supplies)	484	12,574
Holley, Inc.* (Automobile Components)	602	1,451
Home Bancorp, Inc. (Banks)	85	2,663
Home BancShares, Inc. (Banks)	2,208	48,067
Home Point Capital, Inc. (Financial Services)	91	179
HomeStreet, Inc. (Banks)	211	2,059
HomeTrust Bancshares, Inc. (Banks)	171	3,569
Hope Bancorp, Inc. (Banks)	1,361	12,385
Horace Mann Educators Corp. (Insurance)	483	15,108
Horizon Bancorp, Inc. (Banks)	474	4,991
Hostess Brands, Inc.* (Food Products)	1,568	40,392
Houlihan Lokey, Inc. (Capital Markets)	597	54,554
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	57	4,205
Hub Group, Inc.* - Class A (Air Freight & Logistics)	379	28,577
Hudson Technologies, Inc.* (Trading Companies & Distributors)	506	3,911
Humacyte, Inc.* (Biotechnology)	689	2,232
Huron Consulting Group, Inc.* (Professional Services)	231	19,586
Hycroft Mining Holding Corp.* (Metals & Mining)	1,796	679
Hydrofarm Holdings Group, Inc.* (Machinery)	510	801
Hyliion Holdings Corp.* (Machinery)	1,611	2,207
Hyster-Yale Materials Handling, Inc. (Machinery)	128	6,740
Hyzon Motors, Inc.* (Machinery)	1,030	857
I3 Verticals, Inc.* - Class A (Financial Services)	271	6,301
IBEX Holdings, Ltd.* (Professional Services)	105	2,149
ICF International, Inc. (Professional Services)	217	24,738
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	330	9,191
Icosavax, Inc.* (Biotechnology)	261	1,438
Ideaya Biosciences, Inc.* (Biotechnology)	520	9,495
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	259	1,425
IDT Corp.* - Class B (Diversified Telecommunication Services)	182	6,044

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
IES Holdings, Inc.* (Construction & Engineering)	100	$4,319
IGM Biosciences, Inc.* (Biotechnology)	125	1,354
iHeartMedia, Inc.* - Class A (Media)	1,415	4,910
IMAX Corp.* (Entertainment)	553	11,585
ImmunityBio, Inc.* (Biotechnology)	959	2,685
ImmunoGen, Inc.* (Biotechnology)	2,521	13,588
Immunovant, Inc.* (Biotechnology)	522	8,425
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	252	22,279
Inari Medical, Inc.* (Health Care Equipment & Supplies)	567	37,660
Independence Realty Trust, Inc. (Residential REITs)	2,637	43,906
Independent Bank Corp. (Banks)	539	30,184
Independent Bank Corp. (Banks)	237	4,223
Independent Bank Group, Inc. (Banks)	420	15,280
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,254	9,493
Indus Realty Trust, Inc. (Industrial REITs)	63	4,194
Industrial Logistics Properties Trust (Industrial REITs)	762	1,570
Infinera Corp.* (Communications Equipment)	2,270	14,369
Information Services Group, Inc. (IT Services)	412	2,097
Ingevity Corp.* (Chemicals)	441	31,637
Ingles Markets, Inc. (Consumer Staples Distribution)	167	15,371
Inhibrx, Inc.* (Biotechnology)	383	8,043
Innospec, Inc. (Chemicals)	291	29,574
Innovage Holding Corp.* (Health Care Providers & Services)	224	1,369
Innovative Industrial Properties, Inc. (Industrial REITs)	326	22,347
Innovid Corp.* (Media)	907	852
Innoviva, Inc.* (Pharmaceuticals)	698	8,188
Inogen, Inc.* (Health Care Equipment & Supplies)	270	3,594
Inotiv, Inc.* (Life Sciences Tools & Services)	270	1,496
Inovio Pharmaceuticals, Inc.* (Biotechnology)	2,901	2,241
Inseego Corp.* (Communications Equipment)	1,010	608
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	369	44,631
Insmed, Inc.* (Biotechnology)	1,588	30,966
Insperity, Inc. (Professional Services)	421	51,556
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	238	181
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	336	89,923
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	250	3,200
Installed Building Products, Inc. (Household Durables)	280	34,796
Insteel Industries, Inc. (Building Products)	220	6,057
Instil Bio, Inc.* (Biotechnology)	815	533
Instructure Holdings, Inc.* (Software)	203	5,386
Intapp, Inc.* (Software)	172	6,935
Integer Holdings Corp.* (Health Care Equipment & Supplies)	387	31,869
Integral Ad Science Holding Corp.* (Media)	449	7,063
Intellia Therapeutics, Inc.* (Biotechnology)	974	36,769
Inter Parfums, Inc. (Personal Care Products)	211	32,028
Intercept Pharmaceuticals, Inc.* (Biotechnology)	288	4,988
InterDigital, Inc. (Software)	348	23,574
Interface, Inc. (Commercial Services & Supplies)	674	5,284
International Bancshares Corp. (Banks)	629	26,839
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,153	32,445
International Money Express, Inc.* (Financial Services)	368	9,487
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	572	22,777
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,076	66,872
Intrepid Potash, Inc.* (Chemicals)	131	3,377
InvenTrust Properties Corp. (Retail REITs)	796	17,950
Invesco Mortgage Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	418	4,435
Investors Title Co. (Insurance)	16	2,380
Invitae Corp.* (Health Care Providers & Services)	2,861	3,891
Invivyd, Inc.* (Biotechnology)	601	661
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	1,411	7,775
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,770	9,983
iRadimed Corp. (Health Care Equipment & Supplies)	83	3,455
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	354	46,516
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,468	93,173
iRobot Corp.* (Household Durables)	315	12,389
IronNet, Inc.* (Software)	784	218
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,606	16,718
iTeos Therapeutics, Inc.* (Biotechnology)	276	3,792
Itron, Inc.* (Electronic Equipment, Instruments & Components)	530	28,302
Ivanhoe Electric, Inc.* (Metals & Mining)	544	6,479
IVERIC bio, Inc.* (Biotechnology)	1,605	52,787
J & J Snack Foods Corp. (Food Products)	179	27,423
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	243	22,524
Jackson Financial, Inc. - Class A (Financial Services)	878	31,617
James River Group Holdings, Ltd. (Insurance)	432	8,411
Janus International Group, Inc.* (Building Products)	959	8,631
Janux Therapeutics, Inc.* (Biotechnology)	202	3,095
JELD-WEN Holding, Inc.* (Building Products)	980	12,524
JOANN, Inc. (Specialty Retail)	128	221
Joby Aviation, Inc.* (Passenger Airlines)	3,025	13,098

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
John B Sanfilippo & Son, Inc. (Food Products)	105	$10,915
John Bean Technologies Corp. (Machinery)	371	40,331
John Marshall Bancorp, Inc. (Banks)	136	2,478
John Wiley & Sons, Inc. - Class A (Media)	505	19,478
Johnson Outdoors, Inc. - Class A (Leisure Products)	63	3,654
Jounce Therapeutics, Inc.* (Biotechnology)	493	951
Kadant, Inc. (Machinery)	136	25,273
Kaiser Aluminum Corp. (Metals & Mining)	186	12,224
Kaleyra, Inc.* (Software)	104	191
KalVista Pharmaceuticals, Inc.* (Biotechnology)	288	2,457
Kaman Corp. - Class A (Aerospace & Defense)	330	7,283
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,269	17,182
Karat Packaging, Inc. (Trading Companies & Distributors)	67	909
Karuna Therapeutics, Inc.* (Biotechnology)	382	75,803
Karyopharm Therapeutics, Inc.* (Biotechnology)	913	3,269
KB Home (Household Durables)	891	39,044
Kearny Financial Corp. (Banks)	699	5,445
Kelly Services, Inc. - Class A (Professional Services)	397	6,515
Kennametal, Inc. (Machinery)	956	24,818
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,387	23,274
Keros Therapeutics, Inc.* (Biotechnology)	226	10,024
Kezar Life Sciences, Inc.* (Biotechnology)	616	1,497
Kforce, Inc. (Professional Services)	233	13,780
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	282	5,677
Kimball International, Inc. - Class B (Commercial Services & Supplies)	420	5,170
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	194	5,975
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	366	3,935
Kinnate Biopharma, Inc.* (Biotechnology)	342	865
Kinsale Capital Group, Inc. (Insurance)	254	82,985
Kite Realty Group Trust (Retail REITs)	2,559	53,022
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	670	7,196
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,052	17,758
Kodiak Sciences, Inc.* (Biotechnology)	390	1,708
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	653	29,496
Koppers Holdings, Inc. (Chemicals)	239	7,842
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	493	601
Korn Ferry (Professional Services)	615	29,532
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	5,303	33,939
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,452	18,731
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	844	12,981
Kronos Bio, Inc.* (Biotechnology)	476	785
Kronos Worldwide, Inc. (Chemicals)	260	2,418
Krystal Biotech, Inc.* (Biotechnology)	251	21,084
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	655	31,217
Kura Oncology, Inc.* (Biotechnology)	764	7,441
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	54	3,722
Kymera Therapeutics, Inc.* (Biotechnology)	445	14,035
Ladder Capital Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	1,335	12,482
Lakeland Bancorp, Inc. (Banks)	731	10,483
Lakeland Financial Corp. (Banks)	289	14,644
Lancaster Colony Corp. (Food Products)	228	47,678
Lands' End, Inc.* (Specialty Retail)	179	1,283
Landsea Homes Corp.* (Household Durables)	111	733
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	802	68,530
Latch, Inc.* (Software)	1,274	1,006
Latham Group, Inc.* (Leisure Products)	504	1,215
Laureate Education, Inc. - Class A (Diversified Consumer Services)	1,579	19,564
Lawson Products, Inc.* (Trading Companies & Distributors)	58	2,707
La-Z-Boy, Inc. (Household Durables)	505	14,509
LCI Industries (Automobile Components)	292	32,984
Leafly Holdings, Inc.* (Interactive Media & Services)	356	120
Legacy Housing Corp.* (Household Durables)	102	2,203
Legalzoom.com, Inc.* (Professional Services)	1,127	10,571
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	229	12,366
Lemonade, Inc.* (Insurance)	552	5,984
LendingClub Corp.* (Consumer Finance)	1,240	8,903
LendingTree, Inc.* (Consumer Finance)	124	2,955
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	977	2,335
LGI Homes, Inc.* (Household Durables)	240	28,512
Liberty Energy, Inc. (Energy Equipment & Services)	1,580	20,240
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	449	3,983
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	1,714	15,220
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	117	4,583
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	443	16,843
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	1,605	7,624
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	494	10,270
Lifecore Biomedical, Inc.* (Food Products)	307	1,305
LifeStance Health Group, Inc.* (Health Care Providers & Services)	848	6,911
Lifetime Brands, Inc. (Household Durables)	150	735
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	178	13,590

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,110	$66,922
Lightning eMotors, Inc.* (Machinery)	34	149
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,327	5,972
Limelight Networks, Inc.* (IT Services)	1,611	1,065
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	395	4,467
Lindsay Corp. (Machinery)	130	15,696
Lions Gate Entertainment Corp.* - Class A (Entertainment)	685	7,878
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,356	14,469
Liquidia Corp.* (Pharmaceuticals)	560	3,758
Liquidity Services, Inc.* (Commercial Services & Supplies)	287	3,751
LivaNova PLC* (Health Care Equipment & Supplies)	631	30,225
Live Oak Bancshares, Inc. (Banks)	385	9,071
Livent Corp.* (Chemicals)	1,903	41,581
LivePerson, Inc.* (Software)	826	3,824
LiveRamp Holdings, Inc.* (Software)	748	18,019
LiveVox Holdings, Inc.* (Software)	264	755
LL Flooring Holdings, Inc.* (Specialty Retail)	337	1,109
Local Bounti Corp.* (Food Products)	758	406
Lordstown Motors Corp.* - Class A (Automobile Components)	2,069	1,082
LSB Industries, Inc.* (Chemicals)	868	7,751
LTC Properties, Inc. (Health Care REITs)	469	15,688
Lulu's Fashion Lounge Holdings, Inc.* (Specialty Retail)	193	434
Luminar Technologies, Inc.* (Automobile Components)	2,950	17,759
Luther Burbank Corp. (Banks)	175	1,582
Luxfer Holdings PLC (Machinery)	319	4,865
LXP Industrial Trust (Industrial REITs)	3,196	30,042
Lyell Immunopharma, Inc.* (Biotechnology)	2,031	4,123
M.D.C Holdings, Inc. (Household Durables)	685	28,064
M/I Homes, Inc.* (Household Durables)	313	21,171
Macatawa Bank Corp. (Banks)	308	2,880
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	637	37,163
MacroGenics, Inc.* (Biotechnology)	708	4,878
Madison Square Garden Entertainment Corp.* (Entertainment)	306	9,875
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	149	46,487
Magnite, Inc.* (Media)	1,554	14,608
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,048	43,254
Malibu Boats, Inc.* (Leisure Products)	239	13,563
MannKind Corp.* (Biotechnology)	2,988	11,504
Marathon Digital Holdings, Inc.* (Software)	1,375	13,846
Marcus & Millichap, Inc. (Real Estate Management & Development)	296	9,315
Marine Products Corp. (Leisure Products)	97	1,336
MarineMax, Inc.* (Specialty Retail)	252	7,338
MarketWise, Inc.* (Capital Markets)	198	364
Markforged Holding Corp.* (Machinery)	1,335	1,301
Marqeta, Inc.* - Class A (Financial Services)	5,099	20,651
Marten Transport, Ltd. (Ground Transportation)	685	13,830
Masonite International Corp.* (Building Products)	261	23,858
MasterCraft Boat Holdings, Inc.* (Leisure Products)	207	6,059
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,322	64,817
Materion Corp. (Metals & Mining)	239	25,886
Mativ Holdings, Inc. (Chemicals)	639	12,377
Matson, Inc. (Marine Transportation)	440	29,933
Matterport, Inc.* (Software)	2,630	6,128
Matthews International Corp. - Class A (Commercial Services & Supplies)	351	13,292
Maxar Technologies, Inc. (Aerospace & Defense)	864	45,551
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,035	5,175
Maximus, Inc. (Professional Services)	712	59,559
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	855	20,631
MBIA, Inc.* (Insurance)	563	5,664
McGrath RentCorp (Trading Companies & Distributors)	285	25,331
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	289	2,139
Medifast, Inc. (Personal Care Products)	128	11,731
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	298	59,641
MeiraGTx Holdings PLC* (Biotechnology)	384	2,054
Mercantile Bank Corp. (Banks)	181	5,079
Merchants Bancorp (Financial Services)	186	4,315
Mercury General Corp. (Insurance)	315	9,579
MeridianLink, Inc.* (Software)	270	4,034
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	657	53,407
Meritage Homes Corp. (Household Durables)	427	54,677
Mersana Therapeutics, Inc.* (Biotechnology)	1,086	4,757
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	60	9,991
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	416	17,052
Metrocity Bankshares, Inc. (Banks)	217	3,548
Metropolitan Bank Holding Corp.* (Banks)	122	3,915
MFA Financial, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,206	12,892
MGE Energy, Inc. (Electric Utilities)	428	32,789
MGP Ingredients, Inc. (Beverages)	165	16,282
MicroStrategy, Inc.* (Software)	114	37,435
Microvast Holdings, Inc.* (Machinery)	2,023	2,124
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	1,942	3,884
Mid Penn Bancorp, Inc. (Banks)	169	3,823
Middlesex Water Co. (Water Utilities)	204	14,888
Midland States Bancorp, Inc. (Banks)	249	4,980
MidWestOne Financial Group, Inc. (Banks)	166	3,436
Miller Industries, Inc. (Machinery)	130	4,238

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
MillerKnoll, Inc. (Commercial Services & Supplies)	893	$15,190
MiMedx Group, Inc.* (Biotechnology)	1,324	5,071
Minerals Technologies, Inc. (Chemicals)	381	22,578
Mineralys Therapeutics, Inc.* (Biotechnology)	142	1,910
MiNK Therapeutics, Inc.* (Biotechnology)	51	92
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,609	13,033
Mirum Pharmaceuticals, Inc.* (Biotechnology)	217	5,826
Mission Produce, Inc.* (Food Products)	470	5,353
Mitek System, Inc.* (Software)	496	4,474
Model N, Inc.* (Software)	438	13,490
Modine Manufacturing Co.* (Automobile Components)	585	12,232
ModivCare, Inc.* (Health Care Providers & Services)	148	9,413
Moelis & Co. (Capital Markets)	749	28,372
Momentive Global, Inc.* (Software)	1,530	14,367
Momentus, Inc.* (Aerospace & Defense)	657	283
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	156	10,820
MoneyGram International, Inc.* (Financial Services)	1,101	11,186
Moneylion, Inc.* (Consumer Finance)	57	530
Monro, Inc. (Specialty Retail)	367	17,939
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	756	5,027
Monte Rosa Therapeutics, Inc.* (Biotechnology)	349	1,584
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	322	9,808
Moog, Inc. - Class A (Aerospace & Defense)	337	30,367
Morphic Holding, Inc.* (Biotechnology)	302	14,273
Motorcar Parts of America, Inc.* (Automobile Components)	222	1,081
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	178	4,560
Mr. Cooper Group, Inc.* (Financial Services)	815	37,735
MRC Global, Inc.* (Trading Companies & Distributors)	975	9,497
Mueller Industries, Inc. (Machinery)	657	47,205
Mueller Water Products, Inc. - Class A (Machinery)	1,832	24,549
Mullen Automotive, Inc.* (Automobile Components)	11,895	915
Multiplan Corp.* (Health Care Technology)	4,436	4,340
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,730	63,507
Murphy USA, Inc. (Specialty Retail)	237	65,229
MVB Financial Corp. (Banks)	121	2,208
Myers Industries, Inc. (Containers & Packaging)	427	8,092
MYR Group, Inc.* (Construction & Engineering)	192	24,574
Myriad Genetics, Inc.* (Biotechnology)	934	19,885
N-able, Inc.* (Software)	801	10,213
Nabors Industries, Ltd.* (Energy Equipment & Services)	107	10,672
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	48	1,734
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	546	5,351
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	538	3,287
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	370	11,470
National Bank Holdings Corp. (Banks)	344	10,939
National Beverage Corp.* (Beverages)	277	13,767
National Health Investors, Inc. (Health Care REITs)	491	24,437
National Healthcare Corp. (Health Care Providers & Services)	147	8,513
National Presto Industries, Inc. (Aerospace & Defense)	61	4,149
National Research Corp. (Health Care Providers & Services)	165	7,182
National Vision Holdings, Inc.* (Specialty Retail)	922	19,399
National Western Life Group, Inc. - Class A (Insurance)	27	6,884
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution)	109	1,176
Nature's Sunshine Products, Inc.* (Personal Care Products)	158	1,732
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	558	1,440
Navient Corp. (Consumer Finance)	1,199	19,831
NBT Bancorp, Inc. (Banks)	492	15,862
Nektar Therapeutics* (Pharmaceuticals)	2,130	1,602
Nelnet, Inc. - Class A (Consumer Finance)	172	16,564
NEOGAMES SA* (Hotels, Restaurants & Leisure)	153	2,058
Neogen Corp.* (Health Care Equipment & Supplies)	2,549	43,894
NeoGenomics, Inc.* (Health Care Providers & Services)	1,478	21,608
NerdWallet, Inc.* - Class A (Consumer Finance)	305	4,139
Nerdy, Inc.* (Diversified Consumer Services)	655	2,600
NETGEAR, Inc.* (Communications Equipment)	333	4,705
NetScout Systems, Inc.* (Communications Equipment)	797	21,686
NETSTREIT Corp. (Retail REITs)	648	11,807
Nevro Corp.* (Health Care Equipment & Supplies)	410	12,001
New Jersey Resources Corp. (Gas Utilities)	1,131	58,404
New York Mortgage Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,087	11,174
Newmark Group, Inc. (Real Estate Management & Development)	1,588	10,068
Newpark Resources, Inc.* (Energy Equipment & Services)	1,012	4,048
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	94	1,308

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NexPoint Residential Trust, Inc. (Residential REITs)	266	$11,419
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	425	2,648
NextGen Healthcare, Inc.* (Health Care Technology)	645	10,797
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,062	16,661
NextNav, Inc.* (Software)	776	1,676
NEXTracker, Inc.* - Class A (Electrical Equipment)	362	11,399
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	474	2,138
NI Holdings, Inc.* (Insurance)	99	1,336
Nicolet Bankshares, Inc.* (Banks)	144	8,253
Nikola Corp.* (Machinery)	3,977	3,522
Nkarta, Inc.* (Biotechnology)	384	1,901
NL Industries, Inc. (Commercial Services & Supplies)	98	630
nLight, Inc.* (Electronic Equipment, Instruments & Components)	522	4,578
NMI Holdings, Inc.* - Class A (Financial Services)	964	22,558
Noble Corp. PLC* (Energy Equipment & Services)	990	38,066
Noodles & Co.* (Hotels, Restaurants & Leisure)	480	2,371
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,410	8,507
Northeast Bank (Banks)	77	2,837
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	776	25,740
Northfield Bancorp, Inc. (Banks)	502	5,231
Northwest Bancshares, Inc. (Banks)	1,427	16,682
Northwest Natural Holding Co. (Gas Utilities)	406	19,066
Northwest Pipe Co.* (Construction & Engineering)	115	3,167
NorthWestern Corp. (Multi-Utilities)	682	39,979
Novagold Resources, Inc.* (Metals & Mining)	2,809	15,281
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	417	63,733
NOW, Inc.* (Trading Companies & Distributors)	1,296	13,828
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	577	22,768
Nurix Therapeutics, Inc.* (Biotechnology)	545	5,248
NuScale Power Corp.* (Electrical Equipment)	368	3,264
Nutex Health, Inc.* (Health Care Providers & Services)	2,970	1,688
Nuvalent, Inc.* - Class A (Biotechnology)	237	8,387
NuVasive, Inc.* (Health Care Equipment & Supplies)	615	26,470
Nuvation Bio, Inc.* (Pharmaceuticals)	1,365	2,198
NV5 Global, Inc.* (Professional Services)	159	15,062
Oceaneering International, Inc.* (Energy Equipment & Services)	1,175	20,833
Oceanfirst Financial Corp. (Banks)	682	10,912
Ocugen, Inc.* (Biotechnology)	2,549	1,819
Ocular Therapeutix, Inc.* (Pharmaceuticals)	905	5,611
Offerpad Solutions, Inc.* (Real Estate Management & Development)	800	374
Office Properties Income Trust (Office REITs)	562	3,664
OFG Bancorp (Banks)	547	13,987
O-I Glass, Inc.* (Containers & Packaging)	1,807	40,602
Oil States International, Inc.* (Energy Equipment & Services)	739	5,203
Old National Bancorp (Banks)	3,445	46,197
Old Second Bancorp, Inc. (Banks)	498	6,120
Olo, Inc.* - Class A (Software)	1,056	7,234
Olympic Steel, Inc. (Metals & Mining)	113	5,262
Omega Flex, Inc. (Machinery)	38	4,180
OmniAb, Inc.* (Life Sciences Tools & Services)	903	3,142
Omnicell, Inc.* (Health Care Equipment & Supplies)	521	31,661
ON24, Inc.* (Software)	497	4,324
Ondas Holdings, Inc.* (Communications Equipment)	422	422
ONE Gas, Inc. (Gas Utilities)	632	48,632
One Liberty Properties, Inc. (Diversified REITs)	191	4,206
OneSpan, Inc.* (Software)	465	6,854
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	779	9,348
Onewater Marine, Inc.* (Specialty Retail)	133	3,511
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	583	47,211
Ooma, Inc.* (Diversified Telecommunication Services)	275	3,383
Open Lending Corp.* - Class A (Capital Markets)	1,241	8,724
OPKO Health, Inc.* (Health Care Providers & Services)	4,740	6,968
Oportun Financial Corp.* (Consumer Finance)	329	1,339
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	93	3,477
OppFi, Inc.* (Consumer Finance)	111	211
OptimizeRx Corp.* (Health Care Technology)	196	2,946
Option Care Health, Inc.* (Health Care Providers & Services)	1,963	63,109
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	843	5,732
Orchid Island Capital, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	440	4,708
Organogenesis Holdings, Inc.* (Biotechnology)	831	1,704
Origin Bancorp, Inc. (Banks)	264	7,770
Origin Materials, Inc.* (Chemicals)	1,233	4,870
Orion Engineered Carbons SA (Chemicals)	711	17,213
Orion Office REIT, Inc. (Office REITs)	670	4,114
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	613	52,602
Orrstown Financial Services, Inc. (Banks)	121	2,320
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	402	7,570

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	178	$8,978
Oscar Health, Inc.* - Class A (Insurance)	1,417	9,536
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	188	21,236
Otter Tail Corp. (Electric Utilities)	483	34,752
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	328	1,161
Outbrain, Inc.* (Interactive Media & Services)	427	1,635
Outfront Media, Inc. (Specialized REITs)	1,720	28,655
Outlook Therapeutics, Inc.* (Biotechnology)	1,815	1,906
Outset Medical, Inc.* (Health Care Equipment & Supplies)	569	10,236
Overstock.com, Inc.* (Specialty Retail)	500	10,180
Owens & Minor, Inc.* (Health Care Providers & Services)	867	13,473
Owlet, Inc.* (Health Care Equipment & Supplies)	830	260
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	176	18,161
P3 Health Partners, Inc.* (Health Care Providers & Services)	284	361
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,908	30,825
Pacific Premier Bancorp, Inc. (Banks)	1,101	24,486
Pacira BioSciences, Inc.* (Pharmaceuticals)	528	23,924
Pactiv Evergreen, Inc. (Containers & Packaging)	507	4,005
PagerDuty, Inc.* (Software)	1,016	30,541
Palomar Holdings, Inc.* (Insurance)	286	14,374
PAM Transportation Services, Inc. (Ground Transportation)	78	1,751
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	383	28,645
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	574	13,449
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	312	9,544
Paragon 28, Inc.* (Health Care Equipment & Supplies)	572	10,536
Paramount Group, Inc. (Office REITs)	2,199	9,522
Pardes Biosciences, Inc.* (Biotechnology)	401	778
Park Aerospace Corp. (Aerospace & Defense)	230	3,008
Park National Corp. (Banks)	169	18,306
Parke Bancorp, Inc. (Banks)	118	2,028
Parsons Corp.* (Aerospace & Defense)	396	17,226
Pathward Financial, Inc. (Banks)	320	14,250
Patrick Industries, Inc. (Automobile Components)	254	17,432
Patterson Cos., Inc. (Health Care Providers & Services)	1,024	27,761
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,520	28,199
Payoneer Global, Inc.* (Financial Services)	2,590	14,141
Paysafe, Ltd.* (Financial Services)	331	4,753
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,391	48,490
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	132	5,316
PCB Bancorp (Banks)	133	1,838
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	353	12,726
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,383	33,220
Peapack Gladstone Financial Corp. (Banks)	201	5,339
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,526	21,715
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	961	13,771
PennyMac Financial Services, Inc. (Financial Services)	315	19,684
PennyMac Mortgage Investment Trust (Mortgage Real Estate InvestmentTrusts (REITs))	1,044	12,977
Peoples Bancorp, Inc. (Banks)	387	10,085
Peoples Financial Services Corp. (Banks)	82	3,309
PepGen, Inc.* (Biotechnology)	177	2,671
Perdoceo Education Corp.* (Diversified Consumer Services)	789	10,241
Perella Weinberg Partners (Capital Markets)	434	3,429
Perficient, Inc.* (IT Services)	401	26,032
Perimeter Solutions SA* (Chemicals)	1,378	10,307
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	2,762	28,863
Petiq, Inc.* (Health Care Providers & Services)	318	3,749
PetMed Express, Inc. (Specialty Retail)	237	3,643
PFSweb, Inc. (IT Services)	198	796
PGT Innovations, Inc.* (Building Products)	679	17,423
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	288	3,082
PhenomeX, Inc.* (Life Sciences Tools & Services)	867	1,014
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	239	3,719
Phillips Edison & Co., Inc. (Retail REITs)	1,376	43,399
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	704	10,180
Phreesia, Inc.* (Health Care Technology)	584	18,478
Physicians Realty Trust (Health Care REITs)	2,678	38,617
Piedmont Lithium, Inc.* (Metals & Mining)	204	11,730
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	1,445	9,407
Pioneer Bancorp, Inc.* (Banks)	136	1,200
Piper Sandler Cos. (Capital Markets)	204	27,630
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,032	7,132
PJT Partners, Inc. - Class A (Capital Markets)	277	19,049
Planet Labs PBC* (Professional Services)	2,284	9,319
Playstudios, Inc.* (Entertainment)	930	4,073
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	526	878
Plexus Corp.* (Electronic Equipment, Instruments & Components)	322	28,165
Plymouth Industrial REIT, Inc. (Industrial REITs)	443	8,966
PMV Pharmaceuticals, Inc.* (Biotechnology)	432	1,992
PNM Resources, Inc. (Electric Utilities)	1,004	48,323

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Point Biopharma Global, Inc.* (Biotechnology)	1,020	$7,895
PolyMet Mining Corp.* (Metals & Mining)	654	1,190
Porch Group, Inc.* (Software)	960	874
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	376	8,129
Portland General Electric Co. (Electric Utilities)	1,051	53,201
Postal Realty Trust, Inc. - Class A (Office REITs)	210	3,228
PotlatchDeltic Corp. (Specialized REITs)	935	43,225
Powell Industries, Inc. (Electrical Equipment)	108	4,326
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	666	48,471
PowerSchool Holdings, Inc.* (Software)	536	11,192
PRA Group, Inc.* (Consumer Finance)	452	16,394
Praxis Precision Medicines, Inc.* (Biotechnology)	558	580
Precigen, Inc.* (Biotechnology)	1,431	1,732
Preferred Bank (Banks)	156	7,500
Preformed Line Products Co. (Electrical Equipment)	29	3,604
Premier Financial Corp. (Banks)	416	6,910
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	585	35,994
PriceSmart, Inc. (Consumer Staples Distribution)	302	22,251
Prime Medicine, Inc.* (Biotechnology)	124	1,707
Primis Financial Corp. (Banks)	260	2,301
Primo Water Corp. (Beverages)	1,851	28,117
Primoris Services Corp. (Construction & Engineering)	623	15,762
Priority Technology Holdings, Inc.* (Financial Services)	207	664
Privia Health Group, Inc.* (Health Care Providers & Services)	607	16,771
ProAssurance Corp. (Insurance)	633	11,369
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	304	9,239
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	275	3,080
PROG Holdings, Inc.* (Consumer Finance)	588	17,775
Progress Software Corp. (Software)	505	27,714
Progyny, Inc.* (Health Care Providers & Services)	888	29,517
Prometheus Biosciences, Inc.* (Biotechnology)	409	79,325
ProPetro Holding Corp.* (Energy Equipment & Services)	1,026	7,120
PROS Holdings, Inc.* (Software)	486	13,788
Protagonist Therapeutics, Inc.* (Biotechnology)	546	12,340
Proterra, Inc.* (Machinery)	2,625	3,071
Prothena Corp. PLC* (Biotechnology)	459	24,153
Proto Labs, Inc.* (Machinery)	319	9,178
Provident BanCorp, Inc. (Banks)	170	1,161
Provident Financial Services, Inc. (Banks)	859	15,015
PTC Therapeutics, Inc.* (Biotechnology)	825	45,490
PubMatic, Inc.* - Class A (Media)	507	6,926
Pulmonx Corp.* (Health Care Equipment & Supplies)	401	4,712
Pure Cycle Corp.* (Water Utilities)	229	2,260
PureCycle Technologies, Inc.* (Chemicals)	1,247	8,193
Purple Innovation, Inc. (Household Durables)	738	2,192
Q2 Holdings, Inc.* (Software)	656	16,151
QCR Holdings, Inc. (Banks)	186	7,700
Quad/Graphics, Inc.* (Commercial Services & Supplies)	380	1,326
Quaker Chemical Corp. (Chemicals)	159	29,674
Qualys, Inc.* (Software)	452	51,048
Quanex Building Products Corp. (Building Products)	389	7,430
Quanterix Corp.* (Life Sciences Tools & Services)	399	5,043
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,071	1,574
QuinStreet, Inc.* (Interactive Media & Services)	595	6,610
Quotient Technology, Inc.* (Media)	1,062	2,995
Qurate Retail, Inc.* - Class A (Broadline Retail)	4,111	3,275
R1 RCM, Inc.* (Health Care Providers & Services)	1,766	27,532
Rackspace Technology, Inc.* (IT Services)	675	986
Radian Group, Inc. (Financial Services)	1,849	44,875
Radiant Logistics, Inc.* (Air Freight & Logistics)	435	2,871
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	902	13,250
RadNet, Inc.* (Health Care Providers & Services)	587	16,236
Rallybio Corp.* (Biotechnology)	220	1,186
Ramaco Resources, Inc. (Metals & Mining)	264	2,146
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,255	55,647
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	225	9,270
Ranpak Holdings Corp.* (Containers & Packaging)	510	2,081
Rapid7, Inc.* (Software)	693	33,687
RAPT Therapeutics, Inc.* (Biotechnology)	350	6,370
Rayonier Advanced Materials, Inc.* (Chemicals)	725	3,944
RBB Bancorp (Banks)	172	2,140
RBC Bearings, Inc.* (Machinery)	335	76,049
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	101	7,565
RE/MAX Holdings, Inc. (Real Estate Management & Development)	209	4,036
Ready Capital Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	840	9,013
Realogy Holdings Corp.* (Real Estate Management & Development)	1,261	8,033
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	324	32,030
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	1,605	7,656
Red River Bancshares, Inc. (Banks)	51	2,346
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	596	29,085

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Red Violet, Inc.* (Professional Services)	114	$1,949
Redfin Corp.* (Real Estate Management & Development)	1,248	9,298
Redwire Corp.* (Aerospace & Defense)	230	743
Redwood Trust, Inc. (Mortgage Real Estate InvestmentTrusts (REITs))	1,330	8,352
REGENXBIO, Inc.* (Biotechnology)	472	9,138
Regional Management Corp. (Consumer Finance)	89	2,382
Relay Therapeutics, Inc.* (Biotechnology)	1,000	11,370
Relmada Therapeutics, Inc.* (Pharmaceuticals)	321	809
Remitly Global, Inc.* (Financial Services)	1,177	19,774
Renasant Corp. (Banks)	643	18,081
Rent the Runway, Inc.* - Class A (Specialty Retail)	554	1,446
Repay Holdings Corp.* (Financial Services)	1,029	6,452
Replimune Group, Inc.* (Biotechnology)	548	9,168
Republic Bancorp, Inc. - Class A (Banks)	102	4,009
Republic First Bancorp, Inc.* (Banks)	722	888
Reservoir Media, Inc.* (Entertainment)	240	1,594
Resideo Technologies, Inc.* (Building Products)	1,698	30,224
Resources Connection, Inc. (Professional Services)	377	5,500
Retail Opportunity Investments Corp. (Retail REITs)	1,416	18,450
REV Group, Inc. (Machinery)	386	4,142
Revance Therapeutics, Inc.* (Pharmaceuticals)	948	30,174
REVOLUTION Medicines, Inc.* (Biotechnology)	1,022	24,007
Revolve Group, Inc.* (Specialty Retail)	480	9,912
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	182	5,149
Ribbon Communications, Inc.* (Communications Equipment)	848	2,171
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,025	2,288
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	958	450
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	127	5,335
Rimini Street, Inc.* (Software)	578	2,162
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,105	2,000
Riot Platforms, Inc.* (Software)	1,862	22,270
Rite Aid Corp.* (Consumer Staples Distribution)	650	1,365
RLI Corp. (Insurance)	459	63,824
RLJ Lodging Trust (Hotel & Resort REITs)	1,884	19,028
Rocket Lab USA, Inc.* (Aerospace & Defense)	2,533	9,929
Rocket Pharmaceuticals, Inc.* (Biotechnology)	656	11,756
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	80	2,338
Rogers Corp.* (Electronic Equipment, Instruments & Components)	221	35,570
Root, Inc.* - Class A (Insurance)	93	399
Rover Group, Inc.* (Diversified Consumer Services)	1,100	4,983
RPC, Inc. (Energy Equipment & Services)	873	6,451
RPT Realty (Retail REITs)	992	9,226
RumbleON, Inc.* - Class B (Specialty Retail)	123	836
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	490	26,024
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	78	4,569
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	712	2,214
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	371	5,995
RxSight, Inc.* (Health Care Equipment & Supplies)	280	5,012
Ryerson Holding Corp. (Metals & Mining)	228	8,612
Ryman Hospitality Properties, Inc. - Class I (Hotel & Resort REITs)	632	56,666
S&T Bancorp, Inc. (Banks)	459	12,636
Sabra Health Care REIT, Inc. (Health Care REITs)	2,711	30,905
Sabre Corp.* (Hotels, Restaurants & Leisure)	3,829	15,316
Safe Bulkers, Inc. (Marine Transportation)	839	3,071
Safehold, Inc. (Specialized REITs)	474	13,139
Safety Insurance Group, Inc. (Insurance)	167	12,206
Sage Therapeutics, Inc.* (Biotechnology)	612	29,896
Saia, Inc.* (Ground Transportation)	312	92,904
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,258	17,901
Sana Biotechnology, Inc.* (Biotechnology)	1,045	5,528
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	373	5,285
Sandy Spring Bancorp, Inc. (Banks)	513	11,532
Sangamo Therapeutics, Inc.* (Biotechnology)	1,570	2,308
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	670	35,014
Sapiens International Corp. N.V. (Software)	377	7,589
Sarcos Technology and Robotics Corp.* (Machinery)	1,284	514
Saul Centers, Inc. (Retail REITs)	139	5,008
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	297	8,123
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	301	8,696
Scholastic Corp. (Media)	346	13,311
Schrodinger, Inc.* (Health Care Technology)	634	18,716
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	736	209
Scilex Holding Co.* (Pharmaceuticals)	1,025	7,421
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	553	28,894
Sculptor Capital Management, Inc. (Capital Markets)	291	2,424
Seacoast Banking Corp. of Florida (Banks)	847	18,795
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	466	25,006
SecureWorks Corp.* - Class A (Software)	117	1,061
Seer, Inc.* (Life Sciences Tools & Services)	605	2,021

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Select Energy Services, Inc. - Class A (Energy Equipment & Services)	839	$6,234
Select Medical Holdings Corp. (Health Care Providers & Services)	1,223	37,302
Selective Insurance Group, Inc. (Insurance)	701	67,528
Selectquote, Inc.* (Insurance)	1,588	1,683
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	744	14,501
Seneca Foods Corp.* - Class A (Food Products)	60	2,856
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	5,553	3,305
Sensient Technologies Corp. (Chemicals)	493	36,709
Seres Therapeutics, Inc.* (Biotechnology)	827	4,032
Service Properties Trust (Hotel & Resort REITs)	1,930	16,926
ServisFirst Bancshares, Inc. (Banks)	589	29,745
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,350	12,272
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	441	24,171
Sharecare, Inc.* (Health Care Technology)	3,498	5,387
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	569	11,841
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	1,912	39,942
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	418	121,286
Shoe Carnival, Inc. (Specialty Retail)	200	4,650
Shore Bancshares, Inc. (Banks)	209	2,776
Shutterstock, Inc. (Interactive Media & Services)	282	18,894
SI-BONE, Inc.* (Health Care Equipment & Supplies)	399	8,818
Sierra Bancorp (Banks)	161	2,639
SIGA Technologies, Inc. (Pharmaceuticals)	553	3,224
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	256	2,476
Signet Jewelers, Ltd. (Specialty Retail)	525	38,630
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	371	51,680
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	441	19,413
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	138	3,291
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	114	2,135
Simmons First National Corp. - Class A (Banks)	1,429	23,879
Simpson Manufacturing Co., Inc. (Building Products)	504	63,394
Simulations Plus, Inc. (Health Care Technology)	183	7,640
Sinclair Broadcast Group, Inc. - Class A (Media)	470	9,348
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	662	655
SiriusPoint, Ltd.* (Insurance)	1,083	9,411
SITE Centers Corp. (Retail REITs)	2,256	27,839
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	190	20,609
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	833	21,150
SJW Group (Water Utilities)	317	24,067
Skillsoft Corp.* (Professional Services)	952	1,171
Skillz, Inc.* (Entertainment)	3,689	2,297
Skyline Champion Corp.* (Household Durables)	626	46,430
Skyward Specialty Insurance Group, Inc.* (Insurance)	123	2,630
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	138	1,248
SkyWest, Inc.* (Passenger Airlines)	587	16,612
Sleep Number Corp.* (Specialty Retail)	250	5,638
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,422	39,930
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	570	8,789
SmartFinancial, Inc. (Banks)	182	3,920
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	1,423	3,671
Smith & Wesson Brands, Inc. (Leisure Products)	533	6,407
Snap One Holdings Corp.* (Household Durables)	211	2,059
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	371	2,849
SolarWinds Corp.* (Software)	567	4,888
Solid Power, Inc.* (Automobile Components)	1,556	3,532
Solo Brands, Inc.* - Class A (Leisure Products)	258	2,061
SomaLogic, Inc.* (Life Sciences Tools & Services)	1,807	5,060
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,222	911
Sonic Automotive, Inc. - Class A (Specialty Retail)	211	9,394
Sonos, Inc.* (Household Durables)	1,499	31,689
SoundThinking, Inc.* (Software)	105	3,124
South Plains Financial, Inc. (Banks)	115	2,361
Southern First Bancshares, Inc.* (Banks)	89	2,455
Southern Missouri Bancorp, Inc. (Banks)	90	3,265
Southside Bancshares, Inc. (Banks)	352	11,169
SouthState Corp. (Banks)	880	60,701
Southwest Gas Holdings, Inc. (Gas Utilities)	786	44,016
Sovos Brands, Inc.* (Food Products)	450	7,718
SP Plus Corp.* (Commercial Services & Supplies)	237	8,098
SpartanNash Co. (Consumer Staples Distribution)	409	10,029
Sphere Entertainment Co.* (Entertainment)	306	8,611
Spire Global, Inc.* (Professional Services)	1,467	1,027
Spire, Inc. (Gas Utilities)	600	40,638
Spirit Airlines, Inc. (Passenger Airlines)	1,280	21,888
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	438	2,724
SpringWorks Therapeutics, Inc.* (Biotechnology)	422	9,866
Sprout Social, Inc.* - Class A (Software)	549	27,044

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution)	1,245	$43,152
SPS Commerce, Inc.* (Software)	426	62,749
SPX Technologies, Inc.* (Machinery)	514	32,732
Squarespace, Inc.* - Class A (IT Services)	357	11,103
STAAR Surgical Co.* (Health Care Equipment & Supplies)	563	39,675
STAG Industrial, Inc. (Industrial REITs)	2,119	71,771
Stagwell, Inc.* (Media)	900	5,598
Standard Motor Products, Inc. (Automobile Components)	237	8,534
Standex International Corp. (Machinery)	139	17,071
Star Holdings* (Diversified REITs)	149	2,405
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,022	8,176
Stellar Bancorp, Inc. (Banks)	533	12,227
Stem, Inc.* (Electrical Equipment)	1,692	7,157
Stepan Co. (Chemicals)	251	23,142
StepStone Group, Inc. - Class A (Capital Markets)	647	14,253
Sterling Bancorp, Inc.* (Banks)	204	1,106
Sterling Check Corp.* (Professional Services)	278	3,125
Sterling Construction Co., Inc.* (Construction & Engineering)	345	12,737
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	904	31,676
Stewart Information Services Corp. (Insurance)	315	13,120
Stitch Fix, Inc.* - Class A (Specialty Retail)	981	3,345
Stock Yards Bancorp, Inc. (Banks)	337	16,378
Stoke Therapeutics, Inc.* (Biotechnology)	264	2,347
StoneCo, Ltd.* - Class A (Financial Services)	3,256	40,114
Stoneridge, Inc.* (Automobile Components)	309	5,818
StoneX Group, Inc.* (Capital Markets)	207	20,300
Strategic Education, Inc. (Diversified Consumer Services)	267	23,496
Stratus Properties, Inc. (Real Estate Management & Development)	68	1,455
Stride, Inc.* (Diversified Consumer Services)	494	21,222
Sturm Ruger & Co., Inc. (Leisure Products)	203	11,685
Summit Financial Group, Inc. (Banks)	131	2,545
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,230	7,921
Summit Materials, Inc.* - Class A (Construction Materials)	1,397	38,291
Sumo Logic, Inc.* (Software)	1,381	16,572
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	389	7,675
SunCoke Energy, Inc. (Metals & Mining)	979	7,617
Sunlight Financial Holdings, Inc.* (Consumer Finance)	274	122
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,166	20,941
SunOpta, Inc.* (Food Products)	1,147	9,750
SunPower Corp.* (Electrical Equipment)	961	12,704
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,491	23,739
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	552	58,197
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	139	1,084
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	583	21,489
Surgery Partners, Inc.* (Health Care Providers & Services)	605	23,994
Surmodics, Inc.* (Health Care Equipment & Supplies)	160	3,686
Sutro Biopharma, Inc.* (Biotechnology)	633	2,697
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,041	8,266
SWK Holdings Corp.* (Financial Services)	42	736
Sylvamo Corp. (Paper & Forest Products)	400	18,328
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	466	41,269
Syndax Pharmaceuticals, Inc.* (Biotechnology)	707	14,529
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	230	4,193
Talaris Therapeutics, Inc.* (Biotechnology)	269	775
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	824	11,231
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,192	23,375
Tango Therapeutics, Inc.* (Biotechnology)	547	1,860
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	344	4,338
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	216	3,223
Tattooed Chef, Inc.* (Food Products)	582	896
Taylor Morrison Home Corp.* (Household Durables)	1,228	52,915
TechTarget, Inc.* (Media)	317	10,807
Teekay Corp.* (Oil, Gas & Consumable Fuels)	810	4,577
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	269	10,892
TEGNA, Inc. (Media)	2,617	44,750
Tejon Ranch Co.* (Real Estate Management & Development)	243	4,199
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,184	11,840
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	5,991	8,507
Telos Corp.* (Software)	631	1,073
Tenable Holdings, Inc.* (Software)	1,313	48,567
Tenaya Therapeutics, Inc.* (Biotechnology)	507	2,695
Tennant Co. (Machinery)	218	16,660
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	87	161
Terawulf, Inc.* (Software)	823	1,465
Terex Corp. (Machinery)	783	34,914
Terran Orbital Corp.* (Aerospace & Defense)	481	856
Terreno Realty Corp. (Industrial REITs)	947	58,326
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,461	4,164
Texas Capital Bancshares, Inc.* (Banks)	568	28,542

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	787	$87,057
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	510	17,901
TG Therapeutics, Inc.* (Biotechnology)	1,564	38,834
The Andersons, Inc. (Consumer Staples Distribution)	377	16,852
The Arena Group Holdings, Inc.* (Interactive Media & Services)	135	554
The Bancorp, Inc.* (Banks)	641	20,454
The Bank of NT Butterfield & Son, Ltd. (Banks)	584	15,026
The Beachbody Co., Inc.* (Diversified Consumer Services)	1,227	573
The Beauty Health Co.* (Personal Care Products)	1,028	11,781
The Brink's Co. (Commercial Services & Supplies)	532	33,437
The Buckle, Inc. (Specialty Retail)	354	11,870
The Cato Corp. - Class A (Specialty Retail)	210	1,733
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	569	19,170
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution)	400	13,304
The Children's Place, Inc.* (Specialty Retail)	139	4,120
The Container Store Group, Inc.* (Specialty Retail)	381	1,177
The Duckhorn Portfolio, Inc.* (Beverages)	493	7,444
The E.W. Scripps Co.* - Class A (Media)	687	5,791
The Ensign Group, Inc. (Health Care Providers & Services)	633	61,457
The First Bancorp, Inc. (Banks)	114	2,816
The First Bancshares, Inc. (Banks)	290	7,279
The First of Long Island Corp. (Banks)	254	2,972
The GEO Group, Inc.* (Commercial Services & Supplies)	1,391	10,474
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,294	35,147
The Gorman-Rupp Co. (Machinery)	267	6,555
The Greenbrier Cos., Inc. (Machinery)	374	9,892
The Hackett Group, Inc. (IT Services)	269	4,993
The Hain Celestial Group, Inc.* (Food Products)	1,052	18,862
The Honest Co., Inc.* (Personal Care Products)	770	1,278
The Joint Corp.* (Health Care Providers & Services)	165	2,605
The Lovesac Co.* (Household Durables)	163	4,285
The Macerich Co. (Retail REITs)	2,530	25,275
The Manitowoc Co., Inc.* (Machinery)	408	6,238
The Marcus Corp. (Entertainment)	280	4,906
The Necessity Retail REIT, Inc. (Retail REITs)	1,569	8,645
The ODP Corp.* (Specialty Retail)	470	20,309
The Oncology Institute, Inc.* (Health Care Providers & Services)	419	214
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	265	2,075
The Pennant Group, Inc.* (Health Care Providers & Services)	303	4,203
The RealReal, Inc.* (Specialty Retail)	1,036	1,160
The RMR Group, Inc. - Class A (Real Estate Management & Development)	180	4,275
The Shyft Group, Inc. (Machinery)	405	10,157
The Simply Good Foods Co.* (Food Products)	1,042	37,898
The St Joe Co. (Real Estate Management & Development)	404	16,604
The Vita Coco Co., Inc.* (Beverages)	328	7,101
The York Water Co. (Water Utilities)	166	6,979
Theravance Biopharma, Inc.* (Pharmaceuticals)	767	8,307
Thermon Group Holdings, Inc.* (Electrical Equipment)	389	8,083
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	200	2,048
Third Coast Bancshares, Inc.* (Banks)	149	2,077
Third Harmonic Bio, Inc.* (Pharmaceuticals)	148	670
Thorne HealthTech, Inc.* (Personal Care Products)	163	719
ThredUp, Inc.* - Class A (Specialty Retail)	688	1,816
Thryv Holdings, Inc.* (Media)	298	6,693
Tidewater, Inc.* (Energy Equipment & Services)	547	24,631
Tile Shop Holdings, Inc.* (Specialty Retail)	364	1,707
Tilly's, Inc.* - Class A (Specialty Retail)	266	1,998
TimkenSteel Corp.* (Metals & Mining)	520	8,705
Tiptree, Inc. (Insurance)	291	4,007
Titan International, Inc.* (Machinery)	602	5,876
Titan Machinery, Inc.* (Trading Companies & Distributors)	238	7,461
Tompkins Financial Corp. (Banks)	163	9,555
Tootsie Roll Industries, Inc. (Food Products)	189	7,726
Topgolf Callaway Brands Corp.* (Leisure Products)	1,643	36,425
Torrid Holdings, Inc.* (Specialty Retail)	170	581
TowneBank (Banks)	812	19,236
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate InvestmentTrusts (REITs))	810	5,775
TPI Composites, Inc.* (Electrical Equipment)	430	5,315
Traeger, Inc.* (Household Durables)	389	1,183
Transcat, Inc.* (Trading Companies & Distributors)	83	6,332
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	15	547
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	358	28,318
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	265	814
TravelCenters of America, Inc.* (Specialty Retail)	148	12,747
Travere Therapeutics, Inc.* (Biotechnology)	722	15,574
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	432	10,580
Tredegar Corp. (Metals & Mining)	319	2,992
TreeHouse Foods, Inc.* (Food Products)	597	31,790
Tri Pointe Homes, Inc.* (Household Durables)	1,185	33,986
TriCo Bancshares (Banks)	366	13,106

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
TriMas Corp. (Containers & Packaging)	492	$12,502
TriNet Group, Inc.* (Professional Services)	441	40,916
Trinity Industries, Inc. (Machinery)	966	23,136
Trinseo PLC (Chemicals)	411	7,447
Triton International, Ltd. (Trading Companies & Distributors)	685	56,629
Triumph Financial, Inc.* (Banks)	270	14,029
Triumph Group, Inc.* (Aerospace & Defense)	752	8,129
Tronox Holdings PLC - Class A (Chemicals)	1,374	18,810
TrueBlue, Inc.* (Professional Services)	378	5,727
TrueCar, Inc.* (Interactive Media & Services)	1,025	2,634
Trupanion, Inc.* (Insurance)	458	16,080
TrustCo Bank Corp. (Banks)	221	6,595
Trustmark Corp. (Banks)	719	17,177
TTEC Holdings, Inc. (Professional Services)	222	7,564
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,191	14,066
Tucows, Inc.* (IT Services)	116	2,597
Tupperware Brands Corp.* (Household Durables)	515	644
Turning Point Brands, Inc. (Tobacco)	174	4,139
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	182	1,978
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	1,660	2,009
Tutor Perini Corp.* (Construction & Engineering)	493	2,613
Twist Bioscience Corp.* (Biotechnology)	666	8,312
Two Harbors Investment Corp. (Mortgage Real Estate InvestmentTrusts (REITs))	1,139	15,866
Tyra Biosciences, Inc.* (Biotechnology)	156	2,211
U.S. Cellular Corp.* (Wireless Telecommunication Services)	173	3,675
U.S. Lime & Minerals, Inc. (Construction Materials)	25	4,023
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	150	15,969
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	871	11,367
Udemy, Inc.* (Diversified Consumer Services)	858	7,799
UFP Industries, Inc. (Building Products)	703	55,200
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	80	11,027
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	530	15,126
UMB Financial Corp. (Banks)	517	32,886
UMH Properties, Inc. (Residential REITs)	619	9,409
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	169	1,484
UniFirst Corp. (Commercial Services & Supplies)	176	28,808
Unisys Corp.* (IT Services)	776	2,491
United Bankshares, Inc. (Banks)	1,533	50,787
United Community Banks, Inc. (Banks)	1,249	31,100
United Fire Group, Inc. (Insurance)	251	6,752
United Natural Foods, Inc.* (Consumer Staples Distribution)	701	19,116
Uniti Group, Inc. (Specialized REITs)	2,786	9,528
Unitil Corp. (Multi-Utilities)	186	10,340
Unity Bancorp, Inc. (Banks)	83	1,921
Universal Corp. (Tobacco)	284	15,589
Universal Electronics, Inc.* (Household Durables)	142	1,427
Universal Health Realty Income Trust (Health Care REITs)	150	6,525
Universal Insurance Holdings, Inc. (Insurance)	303	4,672
Universal Logistics Holdings, Inc. (Ground Transportation)	84	2,150
Universal Technical Institute, Inc.* (Diversified Consumer Services)	389	2,746
Univest Financial Corp. (Banks)	339	6,821
Upbound Group, Inc. (Specialty Retail)	587	15,649
Upland Software, Inc.* (Software)	346	1,270
Upwork, Inc.* (Professional Services)	1,426	13,647
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,198	10,957
Urban Edge Properties (Retail REITs)	1,344	19,716
Urban One, Inc.* (Media)	97	693
Urban One, Inc.* (Media)	126	732
Urban Outfitters, Inc.* (Specialty Retail)	750	20,295
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,458	2,294
Urstadt Biddle Properties, Inc. - Class A (Retail REITs)	336	5,786
USANA Health Sciences, Inc.* (Personal Care Products)	132	8,761
USCB Financial Holdings, Inc.* (Banks)	127	1,209
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	41	3,888
Utz Brands, Inc. (Food Products)	771	14,580
V2X, Inc.* (Aerospace & Defense)	141	6,091
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,247	5,337
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,355	1,079
Valaris, Ltd.* (Energy Equipment & Services)	716	42,960
Valhi, Inc. (Chemicals)	28	435
Valley National Bancorp (Banks)	5,060	47,463
Value Line, Inc. (Capital Markets)	11	504
Vanda Pharmaceuticals, Inc.* (Biotechnology)	651	3,997
Varex Imaging Corp.* (Health Care Equipment & Supplies)	453	8,036
Varonis Systems, Inc.* (Software)	1,257	29,112
Vaxart, Inc.* (Biotechnology)	1,509	1,228
Vaxcyte, Inc.* (Biotechnology)	961	41,160
VBI Vaccines, Inc.* (Biotechnology)	74	212
Vector Group, Ltd. (Tobacco)	1,689	21,518
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	596	10,978
Velo3D, Inc.* (Machinery)	669	1,565
Velocity Financial, Inc.* (Financial Services)	101	921
Ventyx Biosciences, Inc.* (Pharmaceuticals)	293	11,017
Vera Therapeutics, Inc.* (Biotechnology)	255	1,696
Veracyte, Inc.* (Biotechnology)	842	19,063
Veradigm, Inc.* (Health Care Technology)	1,265	15,800

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Vericel Corp.* (Biotechnology)	555	$17,488
Verint Systems, Inc.* (Software)	762	27,805
Veris Residential, Inc.* (Residential REITs)	1,011	16,530
Veritex Holdings, Inc. (Banks)	617	10,619
Veritiv Corp. (Trading Companies & Distributors)	154	17,690
Veritone, Inc.* (Software)	367	1,747
Verra Mobility Corp.* (Professional Services)	1,646	27,900
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	635	5,017
Veru, Inc.* (Personal Care Products)	762	968
Verve Therapeutics, Inc.* (Biotechnology)	549	8,746
Via Renewables, Inc. (Electric Utilities)	29	300
Viad Corp.* (Commercial Services & Supplies)	239	4,548
Viant Technology, Inc.* - Class A (Software)	168	743
Viavi Solutions, Inc.* (Communications Equipment)	2,637	23,628
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	648	1,458
Vicor Corp.* (Electrical Equipment)	258	11,086
Victory Capital Holdings, Inc. - Class A (Capital Markets)	189	5,772
View, Inc.* (Building Products)	1,588	543
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,737	2,050
Village Super Market, Inc. - Class A (Consumer Staples Distribution)	99	2,167
Vimeo, Inc.* (Interactive Media & Services)	1,680	5,527
Vinco Ventures, Inc.* (Interactive Media & Services)	2,755	505
Vintage Wine Estates, Inc.* (Beverages)	379	508
Vir Biotechnology, Inc.* (Biotechnology)	851	21,403
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	2,846	10,359
Viridian Therapeutics, Inc.* (Biotechnology)	449	12,585
Virtus Investment Partners, Inc. (Capital Markets)	81	14,759
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,526	32,489
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	146	5,481
Vista Outdoor, Inc.* (Leisure Products)	657	15,834
VistaGen Therapeutics, Inc.* (Biotechnology)	2,426	340
Visteon Corp.* (Automobile Components)	326	45,767
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	194	9,027
Vital Farms, Inc.* (Food Products)	350	4,508
Vivid Seats, Inc.* - Class A (Entertainment)	301	2,161
Vizio Holding Corp.* - Class A (Household Durables)	797	6,830
VSE Corp. (Commercial Services & Supplies)	125	5,286
Vuzix Corp.* (Household Durables)	695	2,794
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,110	4,851
Wabash National Corp. (Machinery)	559	14,350
Walker & Dunlop, Inc. (Financial Services)	361	24,299
Warby Parker, Inc.* - Class A (Specialty Retail)	979	10,309
Warrior Met Coal, Inc. (Metals & Mining)	605	20,915
Washington Federal, Inc. (Banks)	762	21,366
Washington Trust Bancorp, Inc. (Banks)	201	5,650
Waterstone Financial, Inc. (Financial Services)	222	3,075
Watts Water Technologies, Inc. - Class A (Machinery)	321	51,915
WD-40 Co. (Household Products)	160	30,465
Weatherford International PLC* (Energy Equipment & Services)	830	53,643
Weave Communications, Inc.* (Software)	370	1,639
Weis Markets, Inc. (Consumer Staples Distribution)	193	15,921
Wejo Group, Ltd.* (Interactive Media & Services)	672	262
Werner Enterprises, Inc. (Ground Transportation)	745	33,652
WesBanco, Inc. (Banks)	672	17,889
West Bancorp, Inc. (Banks)	190	3,274
Westamerica Bancorp (Banks)	306	12,396
Weyco Group, Inc. (Distributors)	69	1,873
Wheels Up Experience, Inc.* (Passenger Airlines)	1,892	875
Whitestone REIT (Retail REITs)	549	4,914
Whole Earth Brands, Inc.* (Food Products)	476	1,142
WideOpenWest, Inc.* (Media)	629	7,189
Willdan Group, Inc.* (Professional Services)	136	1,992
Wingstop, Inc. (Hotels, Restaurants & Leisure)	352	70,439
Winmark Corp. (Specialty Retail)	33	11,019
Winnebago Industries, Inc. (Automobile Components)	350	20,349
WisdomTree, Inc. (Capital Markets)	1,600	9,984
WM Technology, Inc.* (Software)	888	644
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	909	15,217
Workhorse Group, Inc.* (Automobile Components)	1,790	1,687
Workiva, Inc.* (Software)	559	52,221
World Acceptance Corp.* (Consumer Finance)	46	4,641
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	720	17,021
Worthington Industries, Inc. (Metals & Mining)	369	21,915
WSFS Financial Corp. (Banks)	719	25,287
WW International, Inc.* (Diversified Consumer Services)	637	5,319
Xencor, Inc.* (Biotechnology)	674	17,821
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,344	17,015
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,554	3,512
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,343	21,045
Xometry, Inc.* - Class A (Trading Companies & Distributors)	400	5,556
Xos, Inc.* (Machinery)	660	335
XPEL, Inc.* (Automobile Components)	253	18,484

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Xperi, Inc.* (Software)	490	$4,650
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	239	7,906
Yelp, Inc.* (Interactive Media & Services)	795	23,786
Yext, Inc.* (Software)	1,321	11,598
Y-mAbs Therapeutics, Inc.* (Biotechnology)	431	2,582
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	552	12,161
Zeta Global Holdings Corp.* - Class A (Software)	1,304	12,662
Ziff Davis, Inc.* (Interactive Media & Services)	537	39,276
Zimvie, Inc.* (Health Care Equipment & Supplies)	244	2,008
ZipRecruiter, Inc.* (Interactive Media & Services)	857	14,518
Zumiez, Inc.* (Specialty Retail)	185	3,235
Zuora, Inc.* - Class A (Software)	1,479	11,521
Zurn Elkay Water Solutions Corp. (Building Products)	1,459	31,441
Zynex, Inc.* (Health Care Equipment & Supplies)	253	2,894
TOTAL COMMON STOCKS
(Cost $17,514,409)		26,626,781

Trust  (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—

TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(a)(b)  (14.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $5,501,138	$5,499,000	$5,499,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,499,000)		5,499,000

TOTAL INVESTMENT SECURITIES
(Cost $23,013,409) - 87.0%		32,125,781
Net other assets (liabilities) - 13.0%		4,781,216
NET ASSETS - 100.0%		$36,906,997

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $5,499,000.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	63	6/20/23	$5,590,620	$(356,829)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	5/30/23	4.88%	$8,043,326	$31,423
Russell 2000 Index	Goldman Sachs International	5/30/23	5.23%	8,899,789	49,737
				$16,943,115	$81,160
iShares Russell 2000 ETF	UBS AG	5/30/23	4.63%	$5,813,185	$49,674
Russell 2000 Index	UBS AG	5/30/23	4.83%	18,742,449	185,954
				$24,555,634	$235,628
				$41,498,749	$316,788

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$289,451	0.8%
Air Freight & Logistics	78,579	0.2%
Automobile Components	420,110	1.1%
Banks	2,142,564	5.8%
Beverages	168,047	0.5%
Biotechnology	1,961,246	5.3%
Broadline Retail	23,893	0.1%
Building Products	396,210	1.1%
Capital Markets	444,896	1.2%
Chemicals	567,104	1.5%
Commercial Services & Supplies	400,541	1.1%
Communications Equipment	190,582	0.5%
Construction & Engineering	454,024	1.2%
Construction Materials	42,314	0.1%
Consumer Finance	204,927	0.6%
Consumer Staples Distribution	162,448	0.4%
Containers & Packaging	90,605	0.2%
Distributors	5,550	NM
Diversified Consumer Services	278,258	0.8%
Diversified REITs	149,688	0.4%
Diversified Telecommunication Services	203,787	0.6%
Electric Utilities	211,347	0.6%
Electrical Equipment	368,041	1.0%
Electronic Equipment, Instruments & Components	640,216	1.7%
Energy Equipment & Services	539,861	1.5%
Entertainment	110,480	0.3%
Financial Services	511,143	1.4%
Food Products	338,521	0.9%
Gas Utilities	285,065	0.8%
Ground Transportation	189,600	0.5%
Health Care Equipment & Supplies	1,123,934	3.0%
Health Care Providers & Services	688,853	1.9%
Health Care REITs	157,993	0.4%
Health Care Technology	144,824	0.4%
Hotel & Resort REITs	232,935	0.6%
Hotels, Restaurants & Leisure	747,085	2.0%
Household Durables	546,121	1.5%
Household Products	79,428	0.2%
Independent Power and Renewable Electricity Producers	124,568	0.3%
Industrial Conglomerates	5,630	NM
Industrial REITs	197,216	0.5%
Insurance	595,466	1.6%
Interactive Media & Services	185,417	0.5%
IT Services	112,493	0.3%
Leisure Products	123,229	0.3%
Life Sciences Tools & Services	188,400	0.5%
Machinery	1,048,027	2.8%
Marine Transportation	67,777	0.2%
Media	204,116	0.6%
Metals & Mining	467,642	1.3%
Mortgage Real Estate Investment Trusts (REITs)	304,409	0.8%
Multi-Utilities	138,409	0.4%
Office REITs	112,629	0.3%
Oil, Gas & Consumable Fuels	1,178,863	3.2%
Paper & Forest Products	27,736	0.1%
Passenger Airlines	90,328	0.2%
Personal Care Products	245,345	0.7%
Pharmaceuticals	469,398	1.3%
Professional Services	656,200	1.8%
Real Estate Management & Development	162,689	0.4%
Residential REITs	126,790	0.3%
Retail REITs	387,695	1.0%
Semiconductors & Semiconductor Equipment	684,565	1.9%
Software	1,294,067	3.5%
Specialized REITs	131,883	0.4%
Specialty Retail	701,856	1.9%
Technology Hardware, Storage & Peripherals	112,937	0.3%
Textiles, Apparel & Luxury Goods	213,376	0.6%
Tobacco	42,595	0.1%
Trading Companies & Distributors	469,563	1.3%
Water Utilities	129,448	0.4%
Wireless Telecommunication Services	35,748	0.1%
Other **	10,280,216	27.9%
Total	$36,906,997	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Repurchase Agreements(a)(b) (169.0%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $10,780,189	$10,776,000	$10,776,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,776,000)		10,776,000

TOTAL INVESTMENT SECURITIES
(Cost $10,776,000) - 169.0%		10,776,000
Net other assets (liabilities) - (69.0)%		(4,401,211)
NET ASSETS - 100.0%		$6,374,789

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $215,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625%, due 2/15/53	Citibank North America	5/15/23	4.95%	$4,660,711	$194,430
30-Year U.S. Treasury Bond, 3.625%, due 2/15/53	Societe' Generale	5/15/23	5.06%	3,252,581	77,380
				$7,913,292	$271,810

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Common Stocks (73.7%)
	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,311	$72,289
Ameren Corp. (Multi-Utilities)	1,350	120,110
American Electric Power Co., Inc. (Electric Utilities)	2,683	247,963
American Water Works Co., Inc. (Water Utilities)	1,008	149,436
Atmos Energy Corp. (Gas Utilities)	747	85,263
CenterPoint Energy, Inc. (Multi-Utilities)	3,285	100,094
CMS Energy Corp. (Multi-Utilities)	1,520	94,635
Consolidated Edison, Inc. (Multi-Utilities)	1,851	182,268
Constellation Energy Corp. (Electric Utilities)	1,706	132,044
Dominion Energy, Inc. (Multi-Utilities)	4,350	248,559
DTE Energy Co. (Multi-Utilities)	1,011	113,647
Duke Energy Corp. (Electric Utilities)	4,020	397,497
Edison International (Electric Utilities)	1,994	146,758
Entergy Corp. (Electric Utilities)	1,063	114,358
Evergy, Inc. (Electric Utilities)	1,198	74,408
Eversource Energy (Electric Utilities)	1,818	141,095
Exelon Corp. (Electric Utilities)	5,188	220,179
FirstEnergy Corp. (Electric Utilities)	2,834	112,793
NextEra Energy, Inc. (Electric Utilities)	10,374	794,959
NiSource, Inc. (Multi-Utilities)	2,119	60,307
NRG Energy, Inc. (Electric Utilities)	1,201	41,038
PG&E Corp.* (Electric Utilities)	8,398	143,690
Pinnacle West Capital Corp. (Electric Utilities)	591	46,370
PPL Corp. (Electric Utilities)	3,843	110,371
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,605	164,636
Sempra Energy (Multi-Utilities)	1,641	255,158
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,485	82,455
The Southern Co. (Electric Utilities)	5,681	417,837
WEC Energy Group, Inc. (Multi-Utilities)	1,646	158,296
Xcel Energy, Inc. (Electric Utilities)	2,857	199,733
TOTAL COMMON STOCKS
(Cost $1,544,019)		5,228,246

Repurchase Agreements(a)(b)  (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.57%-4.69%, dated 4/28/23, due 5/1/23, total to be received $1,804,701	$1,804,000	$1,804,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,804,000)		1,804,000

TOTAL INVESTMENT SECURITIES
(Cost $3,348,019) - 99.1%		7,032,246
Net other assets (liabilities) - 0.9%		63,728
NET ASSETS - 100.0%		$7,095,974

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2023, the aggregate amount held in a segregated account was $1,050,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	5/23/23	5.43%	$2,038,484	$(43,265)
S&P Utilities Select Sector Index	UBS AG	5/23/23	5.18%	3,366,047	(50,957)
				$5,404,531	$(94,222)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2023:
	Value	% of Net Assets
Electric Utilities	$3,413,383	48.1%
Gas Utilities	85,262	1.2%
Independent Power and Renewable Electricity Producers	82,455	1.2%
Multi-Utilities	1,497,710	21.1%
Water Utilities	149,436	2.1%
Other **	1,867,728	26.3%
Total	$7,095,974	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2023 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of April 30, 2023, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 4.69%, dated 4/28/23, due 5/1/23(1)	HSBC Securities (USA), Inc., 4.62%, dated 4/28/23, due 5/1/23(2)	RBC Capital Markets, LLC, 4.66%, dated 4/28/23, due 5/1/23(3)	Societe Generale, 4.69%, dated 4/28/23, due 5/1/23(4)	UMB Bank, N.A., 4.57%, dated 4/28/23, due 5/1/23(5)
Access Flex Bear High Yield ProFund	$359,000	$265,000	$438,000	$731,000	$147,000
Access Flex High Yield ProFund	1,440,000	1,067,000	1,760,000	2,934,000	583,000
Banks UltraSector ProFund	384,000	283,000	468,000	781,000	160,000
Bear ProFund	2,616,000	1,937,000	3,197,000	5,330,000	1,062,000
Biotechnology UltraSector ProFund	5,288,000	3,917,000	6,464,000	10,774,000	2,139,000
Bull ProFund	1,838,000	1,361,000	2,247,000	3,746,000	747,000
Communication Services UltraSector ProFund	232,000	171,000	283,000	473,000	98,000
Consumer Discretionary UltraSector ProFund*	1,296,000	959,000	1,584,000	2,641,000	527,000
Consumer Staples UltraSector ProFund*	180,000	133,000	220,000	367,000	80,000
Energy UltraSector ProFund*	1,541,000	1,142,000	1,885,000	3,142,000	629,000
Europe 30 ProFund	28,000	21,000	34,000	58,000	13,000
Falling U.S. Dollar ProFund	267,000	198,000	327,000	547,000	114,000
Financials UltraSector ProFund	184,000	137,000	225,000	377,000	80,000
Health Care UltraSector ProFund	925,000	684,000	1,131,000	1,886,000	380,000
Industrials UltraSector ProFund	245,000	181,000	300,000	501,000	105,000
Internet UltraSector ProFund	2,615,000	1,936,000	3,196,000	5,328,000	1,059,000
Materials UltraSector ProFund*	381,000	282,000	466,000	778,000	160,000
Mid-Cap ProFund	520,000	385,000	637,000	1,061,000	216,000
Nasdaq-100 ProFund	3,039,000	2,251,000	3,715,000	6,192,000	1,232,000
Oil & Gas Equipment & Services UltraSector ProFund*	1,040,000	769,000	1,272,000	2,121,000	427,000
Pharmaceuticals UltraSector ProFund	224,000	166,000	274,000	458,000	97,000
Precious Metals UltraSector ProFund	1,386,000	1,027,000	1,694,000	2,825,000	566,000
Real Estate UltraSector ProFund	190,000	140,000	232,000	387,000	84,000
Rising Rates Opportunity ProFund	2,089,000	1,547,000	2,553,000	4,257,000	850,000
Rising Rates Opportunity 10 ProFund	391,000	290,000	477,000	798,000	164,000
Rising U.S. Dollar ProFund	3,187,000	2,360,000	3,894,000	6,491,000	1,290,000
Semiconductor UltraSector ProFund	3,656,000	2,708,000	4,468,000	7,449,000	1,481,000
Short Energy ProFund*	206,000	153,000	253,000	422,000	90,000
Short Nasdaq-100 ProFund	743,000	550,000	907,000	1,514,000	304,000
Short Precious Metals ProFund	1,056,000	783,000	1,292,000	2,154,000	435,000
Short Real Estate ProFund	339,000	251,000	416,000	693,000	144,000
Short Small-Cap ProFund	3,439,000	2,547,000	4,205,000	7,009,000	1,394,000
Small-Cap Growth ProFund	—	—	—	—	2,000
Small-Cap ProFund	64,000	46,000	79,000	132,000	32,000
Small-Cap Value ProFund	—	—	—	—	2,000
Technology UltraSector ProFund	2,446,000	1,811,000	2,990,000	4,984,000	992,000
UltraBear ProFund	1,998,000	1,480,000	2,443,000	4,073,000	815,000
UltraBull ProFund	4,057,000	3,005,000	4,958,000	8,265,000	1,642,000
UltraChina ProFund	725,000	538,000	888,000	1,481,000	298,000
UltraDow 30 ProFund	1,304,000	965,000	1,594,000	2,657,000	533,000
UltraEmerging Markets ProFund	203,000	149,000	249,000	414,000	89,000
UltraInternational ProFund	1,531,000	1,134,000	1,872,000	3,120,000	626,000
UltraJapan ProFund	2,475,000	1,834,000	3,026,000	5,043,000	1,000,000
UltraLatin America ProFund	334,000	248,000	409,000	682,000	141,000
UltraMid-Cap ProFund	1,306,000	967,000	1,596,000	2,661,000	532,000

2 : : APPENDIX : : April 30, 2023 (unaudited)

Fund Name	Credit Agricole, 4.69%, dated 4/28/23, due 5/1/23(1)	HSBC Securities (USA), Inc., 4.62%, dated 4/28/23, due 5/1/23(2)	RBC Capital Markets, LLC, 4.66%, dated 4/28/23, due 5/1/23(3)	Societe Generale, 4.69%, dated 4/28/23, due 5/1/23(4)	UMB Bank, N.A., 4.57%, dated 4/28/23, due 5/1/23(5)
UltraNasdaq-100 ProFund	$24,920,000	$18,457,000	$30,456,000	$50,761,000	$10,054,000
UltraShort China ProFund	376,000	278,000	460,000	768,000	158,000
UltraShort Dow 30 ProFund	422,000	311,000	516,000	862,000	176,000
UltraShort Emerging Markets ProFund	311,000	231,000	380,000	634,000	132,000
UltraShort International ProFund	396,000	292,000	485,000	809,000	167,000
UltraShort Japan ProFund	71,000	52,000	86,000	144,000	31,000
UltraShort Latin America ProFund	272,000	202,000	333,000	557,000	116,000
UltraShort Mid-Cap ProFund	282,000	208,000	345,000	575,000	118,000
UltraShort Nasdaq-100 ProFund	3,629,000	2,687,000	4,434,000	7,392,000	1,468,000
UltraShort Small-Cap ProFund	1,657,000	1,226,000	2,025,000	3,375,000	676,000
UltraSmall-Cap ProFund	1,017,000	753,000	1,243,000	2,072,000	414,000
U.S. Government Plus ProFund	1,993,000	1,475,000	2,435,000	4,061,000	812,000
Utilities UltraSector ProFund	332,000	245,000	406,000	678,000	143,000
	$93,445,000	$69,195,000	$114,222,000	$190,425,000	$38,026,000

Each repurchase agreement was fully collateralized by U.S. government securities as of April 30, 2023 as follows:

(1)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 7/15/2030, total value $95,400,092.
(2)	U.S. Treasury Bonds, 4.50%, due 8/15/2039, total value $70,587,237.
(3)	U.S. Treasury Notes, 2.25%, due 11/15/2024, total value $116,514,467.
(4)	U.S. Treasury Notes, 2.75%, due 8/15/2032, total value $194,240,793.
(5)	U.S. Treasury Notes, 0.25%, due 3/15/2024, total value $38,793,056.

*	This ProFund’s name changed effective after the market close on March 17, 2023. The ProFund’s current name as well as the name by which the ProFund was formerly known are shown at the top of the ProFund’s respective Schedule of Portfolio Investments.

Reverse Repurchase Agreements

As of April 30, 2023, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	4.89%	$(27,942,320)	5/1/2023	$(27,942,320)	$(27,953,707)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	4.89%	(224,536)	5/1/2023	(224,536)	(224,628)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements (6)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(27,953,707)	$27,942,682
Short Bitcoin Strategy ProFund	UMB Bank N.A.	(224,628)	224,539

(6)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.